      As filed with the Securities and Exchange Commission on May 23, 2008

                                           REGISTRATION STATEMENT NO. 333-100435
                                                                       811-21220

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 13                                              [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 18                                                             [X]


                        (Check Appropriate box or boxes.)

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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




This registration statement incorporates by reference the Prospectuses dated April 28, 2008, for the Portfolio Architect Access, Vintage Access, Scudder Advocate Advisor and Scudder Advocate Advisor ST-1 contracts, included in Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-4, File Nos. 333-100435/811-21221, filed on April 7, 2008 pursuant to paragraph (b) of Rule 485.

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS

                            SCUDDER ADVOCATE ADVISOR

                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                     APRIL 28, 2008, AS REVISED MAY 28, 2008


                                       FOR

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     3

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Portfolio Architect Access....................     9

CONDENSED FINANCIAL INFORMATION--Vintage Access................................   112

CONDENSED FINANCIAL INFORMATION--Scudder Advocate Advisor......................   212

CONDENSED FINANCIAL INFORMATION--Scudder Advocate Advisor-ST1..................   267

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 92,981,366                           $0

2005............................            $135,616,995                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

          CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT ACCESS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.431          1.395               --
                                                       2005      1.270          1.431               --
                                                       2004      1.194          1.270               --
                                                       2003      1.000          1.194               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      2.021          2.277            2,386
                                                       2006      1.710          2.021            2,432
                                                       2005      1.528          1.710            2,476
                                                       2004      1.372          1.528            5,556
                                                       2003      1.000          1.372               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.837          2.024           22,973
                                                       2006      1.698          1.837           22,979
                                                       2005      1.490          1.698           23,244
                                                       2004      1.349          1.490            8,048
                                                       2003      1.000          1.349               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.678          1.730            2,470
                                                       2006      1.485          1.678            2,518
                                                       2005      1.430          1.485            2,563
                                                       2004      1.320          1.430            7,137
                                                       2003      1.000          1.320               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.684          1.665               --
                                                       2005      1.452          1.684               --
                                                       2004      1.238          1.452               --
                                                       2003      1.000          1.238               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.762          2.293               --
                                                       2005      1.676          1.762               --
                                                       2004      1.300          1.676               --
                                                       2003      1.000          1.300               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.462          1.536            8,268
                                                       2006      1.279          1.462            8,268
                                                       2005      1.249          1.279            8,268
                                                       2004      1.211          1.249            8,268
                                                       2003      1.000          1.211               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.533          1.337               --
                                                       2006      1.505          1.533               --
                                                       2005      1.450          1.505               --
                                                       2004      1.327          1.450               --
                                                       2003      1.000          1.327               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413               --
                                                       2005      1.203          1.301            1,796
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446               --
                                                       2005      1.201          1.298            1,852
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.805          2.077            8,659
                                                       2006      1.650          1.805           14,381
                                                       2005      1.442          1.650           15,108
                                                       2004      1.276          1.442            2,643
                                                       2003      1.000          1.276               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.644          1.722            1,778
                                                       2006      1.472          1.644            1,812
                                                       2005      1.243          1.472            1,845
                                                       2004      1.251          1.243            1,879
                                                       2003      1.000          1.251               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.252          2.548            3,342
                                                       2006      2.042          2.252            3,342
                                                       2005      1.763          2.042            3,342
                                                       2004      1.441          1.763            3,342
                                                       2003      1.000          1.441               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.514          1.759               --
                                                       2005      1.396          1.514               --
                                                       2004      1.263          1.396               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.775          3.507            1,001
                                                       2006      2.208          2.775            1,001
                                                       2005      1.766          2.208            1,001
                                                       2004      1.443          1.766               --
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.107          2.386            1,808
                                                       2006      1.768          2.107            1,808
                                                       2005      1.635          1.768            1,808
                                                       2004      1.406          1.635               --
                                                       2003      1.000          1.406               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.679          2.007               --
                                                       2005      1.572          1.679               --
                                                       2004      1.381          1.572               --
                                                       2003      1.000          1.381               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.060          1.083               --
                                                       2005      1.066          1.060               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.259          1.299               --
                                                       2005      1.191          1.259               --
                                                       2004      1.121          1.191               --
                                                       2003      1.000          1.121               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.549          1.850              858
                                                       2006      1.485          1.549              874
                                                       2005      1.347          1.485              890
                                                       2004      1.202          1.347              907
                                                       2003      1.000          1.202               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.629          1.945               --
                                                       2006      1.540          1.629               --
                                                       2005      1.407          1.540               --
                                                       2004      1.426          1.407               --
                                                       2003      1.000          1.426               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.585          1.700            1,676
                                                       2006      1.369          1.585            1,708
                                                       2005      1.322          1.369            1,739
                                                       2004      1.289          1.322            1,771
                                                       2003      1.000          1.289               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531               --
                                                       2004      1.331          1.501               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.699          1.635            1,594

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.550          1.601               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.579          1.625               --
                                                       2006      1.397          1.579               --
                                                       2005      1.366          1.397               --
                                                       2004      1.263          1.366               --
                                                       2003      1.000          1.263               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.832          1.751               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.744          1.778               --
                                                       2006      1.503          1.744               --
                                                       2005      1.438          1.503               --
                                                       2004      1.327          1.438               --
                                                       2003      1.000          1.327               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.492          1.491               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.969          2.126            1,390
                                                       2006      1.780          1.969            1,417
                                                       2005      1.729          1.780            1,443
                                                       2004      1.531          1.729            1,470
                                                       2003      1.000          1.531               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.169          1.271               --
                                                       2006      1.106          1.169               --
                                                       2005      1.080          1.106               --
                                                       2004      1.000          1.080               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.010           30,681
                                                       2006      0.995          1.016           40,640
                                                       2005      0.990          0.995           40,075
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.767          1.852               --
                                                       2006      1.525          1.767               --
                                                       2005      1.493          1.525               --
                                                       2004      1.405          1.493            2,536
                                                       2003      1.000          1.405               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.443          1.502               --
                                                       2006      1.411          1.443               --
                                                       2005      1.367          1.411               --
                                                       2004      1.386          1.367            3,187
                                                       2003      1.000          1.386               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.682          1.740               --
                                                       2006      1.544          1.682            1,601
                                                       2005      1.432          1.544            1,630
                                                       2004      1.337          1.432            1,660
                                                       2003      1.000          1.337               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.534          1.601               --
                                                       2006      1.391          1.534               --
                                                       2005      1.368          1.391               --
                                                       2004      1.286          1.368               --
                                                       2003      1.000          1.286               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.598          1.659               --
                                                       2006      1.389          1.598           14,169
                                                       2005      1.371          1.389           14,169
                                                       2004      1.240          1.371           14,169
                                                       2003      1.000          1.240               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.968               --
                                                       2006      1.623          1.787            5,178
                                                       2005      1.528          1.623            5,212
                                                       2004      1.255          1.528            3,770
                                                       2003      1.000          1.255               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.763          1.835            1,578
                                                       2006      1.855          1.763            1,608

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.359          1.371            4,120
                                                       2006      1.292          1.359            4,120

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.702          1.783               --
                                                       2006      1.611          1.702               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.768          1.778               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.195          1.161            6,661
                                                       2006      1.123          1.195           11,389

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.041          1.986            7,714
                                                       2006      1.856          2.041           13,725

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.703          2.180               --
                                                       2006      1.665          1.703               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.206          1.067               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.190          1.242               --
                                                       2006      1.129          1.190               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.368          1.434               --
                                                       2006      1.308          1.368               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097           21,022
                                                       2006      1.001          1.075               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.473          1.617           21,031
                                                       2006      1.494          1.473           35,612

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.221          1.334            6,178
                                                       2006      1.233          1.221           10,914

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.332          2.444               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.391          1.469           16,353
                                                       2006      1.261          1.391           16,612

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018               --
                                                       2006      1.003          1.218               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.130          1.194               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.564          1.612               --
                                                       2006      1.458          1.564               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.106          1.220               --
                                                       2006      1.053          1.106               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.212           26,766
                                                       2006      1.121          1.159           36,085

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           14,412
                                                       2006      1.003          1.027            2,418

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.538          1.817            3,731
                                                       2006      1.579          1.538            3,731

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.069          1.115               --
                                                       2006      1.031          1.069               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.020          1.051               --
                                                       2006      0.999          1.020               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.422          1.450               --
                                                       2006      1.406          1.422               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.569          1.602           20,263
                                                       2006      1.532          1.569           33,293

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077           94,984
                                                       2006      1.002          1.047           20,302

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.421          1.453           79,114
                                                       2006      1.332          1.421           79,114

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            2,361
                                                       2006      0.996          1.049            2,448

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142               --
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191               --
                                                       2006      1.083          1.148               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.095            9,589
                                                       2006      1.034          1.068            9,589

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.991          0.999               --
                                                       2005      0.982          0.991               --
                                                       2004      0.991          0.982               --
                                                       2003      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.172               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126               --
                                                       2006      1.118          1.105               --
                                                       2005      1.116          1.118               --
                                                       2004      1.044          1.116               --
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.077          1.149           33,806
                                                       2006      1.057          1.077           33,548
                                                       2005      1.051          1.057           33,159
                                                       2004      1.021          1.051               --
                                                       2003      1.000          1.021               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.168          2.345               --
                                                       2006      1.730          2.168               --
                                                       2005      1.571          1.730               --
                                                       2004      1.378          1.571               --
                                                       2003      1.000          1.378               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.312          2.467               --
                                                       2006      2.009          2.312            5,292
                                                       2005      1.913          2.009            5,292
                                                       2004      1.545          1.913               --
                                                       2003      1.000          1.545               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.405          1.494               --
                                                       2005      1.316          1.405           34,595
                                                       2004      1.260          1.316               --
                                                       2003      1.000          1.260               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.228          1.308               --
                                                       2005      1.247          1.228               --
                                                       2004      1.196          1.247               --
                                                       2003      1.000          1.196               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.701          1.855               --
                                                       2005      1.541          1.701            1,637
                                                       2004      1.349          1.541            1,668
                                                       2003      1.000          1.349               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.460          1.532               --
                                                       2005      1.424          1.460           31,901
                                                       2004      1.321          1.424               --
                                                       2003      1.000          1.321               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.262          1.292               --
                                                       2005      1.254          1.262            4,120
                                                       2004      1.158          1.254               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/03)........  2006      1.449          1.499               --
                                                       2005      1.403          1.449               --
                                                       2004      1.293          1.403               --
                                                       2003      1.000          1.293               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.366          1.406               --
                                                       2005      1.280          1.366               --
                                                       2004      1.225          1.280               --
                                                       2003      1.000          1.225               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.011               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.074               --
                                                       2005      0.994          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.051          1.095               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.043               --
                                                       2005      1.000          1.024           19,524

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.518          1.611               --
                                                       2005      1.381          1.518               --
                                                       2004      1.215          1.381               --
                                                       2003      1.000          1.215               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.493          1.579               --
                                                       2005      1.477          1.493            3,731
                                                       2004      1.319          1.477            3,731
                                                       2003      1.000          1.319               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.292          1.332               --
                                                       2005      1.279          1.292           79,114
                                                       2004      1.169          1.279               --
                                                       2003      1.000          1.169               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.261               --
                                                       2005      1.118          1.168           16,590
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.618          1.856               --
                                                       2005      1.505          1.618           15,527
                                                       2004      1.325          1.505               --
                                                       2003      1.000          1.325               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.375          1.458               --
                                                       2005      1.322          1.375               --
                                                       2004      1.213          1.322               --
                                                       2003      1.000          1.213               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.002          1.053               --
                                                       2005      1.000          1.002               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.111          1.121               --
                                                       2005      1.092          1.111           35,176
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.042          1.031               --
                                                       2005      1.045          1.042               --
                                                       2004      1.031          1.045               --
                                                       2003      1.000          1.031               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.376          1.434               --
                                                       2005      1.374          1.376               --
                                                       2004      1.271          1.374               --
                                                       2003      1.000          1.271               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.072          1.233               --
                                                       2005      1.000          1.072           10,894

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980           11,541

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.074          1.034               --
                                                       2005      1.049          1.074            9,589
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.760          1.686               --
                                                       2006      1.545          1.760               --
                                                       2005      1.513          1.545               --
                                                       2004      1.313          1.513               --
                                                       2003      1.000          1.313               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.387          1.530               --
                                                       2006      1.324          1.387               --
                                                       2005      1.251          1.324               --
                                                       2004      1.228          1.251               --
                                                       2003      1.000          1.228               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.236          1.205               --
                                                       2005      1.098          1.236               --
                                                       2004      1.033          1.098               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.566          1.764           10,254
                                                       2006      1.326          1.566           10,254
                                                       2005      1.185          1.326           10,254
                                                       2004      1.065          1.185               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.419          1.563               --
                                                       2006      1.312          1.419               --
                                                       2005      1.152          1.312               --
                                                       2004      1.044          1.152               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.348          1.389               --
                                                       2006      1.193          1.348               --
                                                       2005      1.150          1.193               --
                                                       2004      1.062          1.150               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.438          1.421               --
                                                       2005      1.241          1.438               --
                                                       2004      1.058          1.241               --
                                                       2003      1.000          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.426          1.855               --
                                                       2005      1.357          1.426               --
                                                       2004      1.053          1.357               --
                                                       2003      1.000          1.053               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.276          1.341               --
                                                       2006      1.117          1.276               --
                                                       2005      1.091          1.117               --
                                                       2004      1.059          1.091               --
                                                       2003      1.000          1.059               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.197          1.044               --
                                                       2006      1.177          1.197               --
                                                       2005      1.134          1.177               --
                                                       2004      1.038          1.134               --
                                                       2003      1.000          1.038               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.300          1.412               --
                                                       2005      1.203          1.300               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.479          1.701               --
                                                       2006      1.354          1.479               --
                                                       2005      1.183          1.354               --
                                                       2004      1.048          1.183               --
                                                       2003      1.000          1.048               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.371          1.435               --
                                                       2006      1.228          1.371               --
                                                       2005      1.038          1.228               --
                                                       2004      1.045          1.038               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.684          1.905               --
                                                       2006      1.528          1.684               --
                                                       2005      1.320          1.528               --
                                                       2004      1.080          1.320               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.263          1.467               --
                                                       2005      1.165          1.263               --
                                                       2004      1.055          1.165               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.079          2.626               --
                                                       2006      1.655          2.079               --
                                                       2005      1.324          1.655               --
                                                       2004      1.083          1.324               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.595          1.806            9,977
                                                       2006      1.339          1.595            9,977
                                                       2005      1.239          1.339            9,977
                                                       2004      1.066          1.239               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.310          1.565               --
                                                       2005      1.227          1.310           10,032
                                                       2004      1.078          1.227               --
                                                       2003      1.000          1.078               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.161          1.198               --
                                                       2005      1.099          1.161               --
                                                       2004      1.035          1.099               --
                                                       2003      1.000          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.408          1.681               --
                                                       2006      1.350          1.408               --
                                                       2005      1.226          1.350               --
                                                       2004      1.094          1.226               --
                                                       2003      1.000          1.094               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.148          1.370               --
                                                       2006      1.085          1.148               --
                                                       2005      0.992          1.085               --
                                                       2004      1.006          0.992               --
                                                       2003      1.000          1.006               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.301          1.395               --
                                                       2006      1.125          1.301               --
                                                       2005      1.086          1.125               --
                                                       2004      1.060          1.086               --
                                                       2003      1.000          1.060               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.205          1.348               --
                                                       2005      1.182          1.205               --
                                                       2004      1.049          1.182               --
                                                       2003      1.000          1.049               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.401          1.348               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.340          1.384               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.324          1.362               --
                                                       2006      1.172          1.324               --
                                                       2005      1.147          1.172               --
                                                       2004      1.061          1.147               --
                                                       2003      1.000          1.061               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.387          1.325               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.405          1.431               --
                                                       2006      1.211          1.405               --
                                                       2005      1.159          1.211               --
                                                       2004      1.071          1.159               --
                                                       2003      1.000          1.071               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.123          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.351          1.457               --
                                                       2006      1.221          1.351               --
                                                       2005      1.187          1.221               --
                                                       2004      1.051          1.187               --
                                                       2003      1.000          1.051               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.017          1.010               --
                                                       2006      0.996          1.017               --
                                                       2005      0.992          0.996               --
                                                       2004      1.000          0.992               --
                                                       2003      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.339          1.404               --
                                                       2006      1.156          1.339               --
                                                       2005      1.133          1.156               --
                                                       2004      1.067          1.133               --
                                                       2003      1.000          1.067               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.083          1.127               --
                                                       2006      1.060          1.083               --
                                                       2005      1.027          1.060               --
                                                       2004      1.042          1.027               --
                                                       2003      1.000          1.042               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.342          1.388               --
                                                       2006      1.232          1.342               --
                                                       2005      1.143          1.232               --
                                                       2004      1.069          1.143               --
                                                       2003      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.268          1.323               --
                                                       2006      1.151          1.268               --
                                                       2005      1.132          1.151               --
                                                       2004      1.065          1.132               --
                                                       2003      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.385          1.437               --
                                                       2006      1.204          1.385               --
                                                       2005      1.189          1.204               --
                                                       2004      1.076          1.189               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.534          1.688               --
                                                       2006      1.393          1.534               --
                                                       2005      1.313          1.393               --
                                                       2004      1.079          1.313               --
                                                       2003      1.000          1.079               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.354          1.408               --
                                                       2006      1.425          1.354               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.202          1.212               --
                                                       2006      1.143          1.202               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.454          1.523               --
                                                       2006      1.376          1.454               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.510          1.518               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.194          1.159               --
                                                       2006      1.123          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.661          1.616           10,151
                                                       2006      1.511          1.661           10,151

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.454          1.860               --
                                                       2006      1.421          1.454               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.205          1.065               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.193          1.250               --
                                                       2006      1.141          1.193               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.096               --
                                                       2006      1.001          1.075               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.332               --
                                                       2006      1.232          1.214               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.220          1.333               --
                                                       2006      1.232          1.220               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.849          1.937               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.096          1.158               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.365          1.406               --
                                                       2006      1.273          1.365               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.105          1.219               --
                                                       2006      1.053          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.976               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.187          1.401               --
                                                       2006      1.219          1.187               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.097               --
                                                       2006      1.015          1.052               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.057               --
                                                       2006      1.005          1.026               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.221          1.245               --
                                                       2006      1.208          1.221               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.257          1.283               --
                                                       2006      1.229          1.257               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.277          1.304               --
                                                       2006      1.197          1.277               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.093           14,323
                                                       2006      0.996          1.049           14,323

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.998          1.005               --
                                                       2005      0.989          0.998               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.171               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.072          1.092               --
                                                       2006      1.085          1.072               --
                                                       2005      1.084          1.085               --
                                                       2004      1.015          1.084               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.068          1.140               --
                                                       2006      1.049          1.068               --
                                                       2005      1.044          1.049               --
                                                       2004      1.015          1.044               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.719          1.859               --
                                                       2006      1.372          1.719               --
                                                       2005      1.247          1.372               --
                                                       2004      1.094          1.247               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.613          1.720               --
                                                       2006      1.402          1.613               --
                                                       2005      1.335          1.402               --
                                                       2004      1.079          1.335               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.158          1.232               --
                                                       2005      1.086          1.158               --
                                                       2004      1.040          1.086               --
                                                       2003      1.000          1.040               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.072          1.141               --
                                                       2005      1.089          1.072               --
                                                       2004      1.044          1.089               --
                                                       2003      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.306          1.425               --
                                                       2005      1.185          1.306               --
                                                       2004      1.037          1.185               --
                                                       2003      1.000          1.037               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.171          1.229               --
                                                       2005      1.143          1.171               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.116          1.143               --
                                                       2005      1.110          1.116               --
                                                       2004      1.025          1.110               --
                                                       2003      1.000          1.025               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.210          1.252               --
                                                       2005      1.172          1.210               --
                                                       2004      1.081          1.172               --
                                                       2003      1.000          1.081               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.173          1.208               --
                                                       2005      1.101          1.173               --
                                                       2004      1.054          1.101               --
                                                       2003      1.000          1.054               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.073               --
                                                       2005      0.994          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.042               --
                                                       2005      1.000          1.024               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.298          1.376               --
                                                       2005      1.181          1.298               --
                                                       2004      1.039          1.181               --
                                                       2003      1.000          1.039               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.153          1.219               --
                                                       2005      1.141          1.153               --
                                                       2004      1.020          1.141               --
                                                       2003      1.000          1.020               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.161          1.197               --
                                                       2005      1.150          1.161               --
                                                       2004      1.052          1.150               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.317          1.511               --
                                                       2005      1.226          1.317           10,151
                                                       2004      1.080          1.226               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.201          1.273               --
                                                       2005      1.155          1.201               --
                                                       2004      1.060          1.155               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.053               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.026          1.015               --
                                                       2005      1.029          1.026               --
                                                       2004      1.016          1.029               --
                                                       2003      1.000          1.016               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.155          1.204               --
                                                       2005      1.154          1.155               --
                                                       2004      1.067          1.154               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.444          1.383               --
                                                       2006      1.269          1.444               --
                                                       2005      1.243          1.269               --
                                                       2004      1.079          1.243               --
                                                       2003      1.000          1.079               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.172          1.292               --
                                                       2006      1.119          1.172               --
                                                       2005      1.058          1.119               --
                                                       2004      1.039          1.058               --
                                                       2003      1.000          1.039               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.423          1.384                --
                                                       2005      1.265          1.423            39,342
                                                       2004      1.193          1.265            12,302
                                                       2003      1.000          1.193             3,122

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      2.006          2.255           307,669
                                                       2006      1.701          2.006           414,586
                                                       2005      1.522          1.701           425,481
                                                       2004      1.370          1.522           234,452
                                                       2003      1.000          1.370            12,737

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.823          2.005           984,259
                                                       2006      1.689          1.823         1,217,103
                                                       2005      1.484          1.689         1,231,360
                                                       2004      1.347          1.484           923,187
                                                       2003      1.000          1.347            28,742

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.666          1.713         1,056,642
                                                       2006      1.476          1.666         1,196,266
                                                       2005      1.425          1.476         1,210,005
                                                       2004      1.318          1.425           940,189
                                                       2003      1.000          1.318            26,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.675          1.654                --
                                                       2005      1.447          1.675            45,457
                                                       2004      1.236          1.447            54,593
                                                       2003      1.000          1.236                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.752          2.276                --
                                                       2005      1.670          1.752           174,657
                                                       2004      1.298          1.670           181,465
                                                       2003      1.000          1.298             4,209

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.451          1.522            46,872
                                                       2006      1.272          1.451            51,275
                                                       2005      1.244          1.272            48,709
                                                       2004      1.210          1.244           112,323
                                                       2003      1.000          1.210             3,166

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.521          1.325            28,131
                                                       2006      1.497          1.521            90,610
                                                       2005      1.445          1.497           103,403
                                                       2004      1.325          1.445            92,570
                                                       2003      1.000          1.325                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295           606,389
                                                       2004      1.074          1.201           452,973
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           264,001
                                                       2004      1.067          1.199           208,937
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.791          2.057           335,661
                                                       2006      1.641          1.791           466,272
                                                       2005      1.437          1.641           514,208
                                                       2004      1.274          1.437           512,381
                                                       2003      1.000          1.274            25,112

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.632          1.705             1,235
                                                       2006      1.464          1.632            13,974
                                                       2005      1.239          1.464            26,607
                                                       2004      1.249          1.239            28,672
                                                       2003      1.000          1.249                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.235          2.524           199,425
                                                       2006      2.030          2.235           228,103
                                                       2005      1.757          2.030           238,521
                                                       2004      1.439          1.757           223,889
                                                       2003      1.000          1.439             3,892

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.506          1.745                --
                                                       2005      1.391          1.506           123,452
                                                       2004      1.261          1.391            95,667
                                                       2003      1.000          1.261             4,281

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.755          3.474           209,668
                                                       2006      2.196          2.755           283,836
                                                       2005      1.760          2.196           477,770
                                                       2004      1.441          1.760           175,212
                                                       2003      1.000          1.441                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.091          2.364           263,107
                                                       2006      1.758          2.091           273,758
                                                       2005      1.629          1.758           285,759
                                                       2004      1.404          1.629           246,113
                                                       2003      1.000          1.404                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.670          1.992                --
                                                       2005      1.567          1.670           502,369
                                                       2004      1.379          1.567           284,951
                                                       2003      1.000          1.379             9,394

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057           140,129
                                                       2004      1.000          1.065            35,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.252          1.291                --
                                                       2005      1.187          1.252                --
                                                       2004      1.120          1.187            34,646
                                                       2003      1.000          1.120                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.537          1.832             1,079
                                                       2006      1.476          1.537             1,396
                                                       2005      1.342          1.476             1,381
                                                       2004      1.200          1.342             1,158
                                                       2003      1.000          1.200                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.617          1.927             6,745
                                                       2006      1.531          1.617                --
                                                       2005      1.402          1.531                --
                                                       2004      1.424          1.402                --
                                                       2003      1.000          1.424                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.573          1.684                --
                                                       2006      1.362          1.573                --
                                                       2005      1.317          1.362                --
                                                       2004      1.287          1.317                --
                                                       2003      1.000          1.287                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           109,468
                                                       2004      1.330          1.496           115,988
                                                       2003      1.000          1.330                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.685          1.619            63,454

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.537          1.586             1,332

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.567          1.610            47,037
                                                       2006      1.390          1.567           172,710
                                                       2005      1.361          1.390           229,159
                                                       2004      1.261          1.361           182,896
                                                       2003      1.000          1.261             1,247

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.817          1.734           111,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.731          1.761            19,780
                                                       2006      1.494          1.731            19,224
                                                       2005      1.433          1.494            19,417
                                                       2004      1.325          1.433            22,710
                                                       2003      1.000          1.325                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.480          1.477            28,797

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.955          2.105           128,848
                                                       2006      1.770          1.955           156,184
                                                       2005      1.723          1.770           164,255
                                                       2004      1.529          1.723           104,264
                                                       2003      1.000          1.529                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           626,601
                                                       2006      0.990          1.010           846,827
                                                       2005      0.988          0.990         1,373,996
                                                       2004      0.997          0.988         1,756,766
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.754          1.837                --
                                                       2006      1.516          1.754           155,485
                                                       2005      1.488          1.516           154,603
                                                       2004      1.403          1.488            66,682
                                                       2003      1.000          1.403             2,793

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.433          1.490                --
                                                       2006      1.404          1.433            32,361
                                                       2005      1.362          1.404            32,630
                                                       2004      1.384          1.362            13,841
                                                       2003      1.000          1.384                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.670          1.726                --
                                                       2006      1.535          1.670            75,434
                                                       2005      1.427          1.535            75,082
                                                       2004      1.335          1.427            53,354
                                                       2003      1.000          1.335                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.523          1.588                --
                                                       2006      1.383          1.523            22,412
                                                       2005      1.363          1.383            22,414
                                                       2004      1.284          1.363            22,418
                                                       2003      1.000          1.284                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.587          1.646                --
                                                       2006      1.382          1.587           616,139
                                                       2005      1.366          1.382           644,943
                                                       2004      1.239          1.366           440,296
                                                       2003      1.000          1.239            12,045

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774           375,035
                                                       2005      1.523          1.614           405,956
                                                       2004      1.254          1.523           380,601
                                                       2003      1.000          1.254            14,144

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091            38,276
                                                       2004      1.000          1.073            35,707

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.750          1.817            19,252
                                                       2006      1.844          1.750            19,275

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.349          1.358           143,351
                                                       2006      1.284          1.349            55,903

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.689          1.769                --
                                                       2006      1.601          1.689           285,396

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.754          1.761           283,024

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.191          1.155            15,087
                                                       2006      1.121          1.191                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.026          1.967           142,210
                                                       2006      1.845          2.026           180,328

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.690          2.159            46,473
                                                       2006      1.654          1.690            47,486

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.202          1.061             2,173

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.233            43,949
                                                       2006      1.124          1.184            81,377

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.358          1.420           574,259
                                                       2006      1.300          1.358           737,723

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093         1,341,264
                                                       2006      1.001          1.074           509,578

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.462          1.602            80,415
                                                       2006      1.485          1.462            85,462

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.217          1.328             7,147
                                                       2006      1.230          1.217                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.313          2.421            17,752

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458             3,689
                                                       2006      1.256          1.384            26,787

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           232,791
                                                       2006      1.003          1.216           311,063

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.121          1.183           321,759

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.553          1.597            46,622
                                                       2006      1.449          1.553            47,467

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.103          1.216                --
                                                       2006      1.051          1.103             2,430

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.203           167,628
                                                       2006      1.116          1.152           170,070

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           519,230
                                                       2006      1.003          1.025           507,443

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.526          1.800            22,944
                                                       2006      1.569          1.526            23,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.061          1.104            73,675
                                                       2006      1.025          1.061           101,731

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.041           526,210
                                                       2006      0.993          1.012           138,310

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.412          1.437            39,332
                                                       2006      1.397          1.412            39,570

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.557          1.587            93,931
                                                       2006      1.523          1.557           136,858

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074             9,251
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.411          1.439           332,792
                                                       2006      1.324          1.411           363,357

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090         1,302,401
                                                       2006      0.996          1.047         1,567,955

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138            42,448
                                                       2006      0.998          1.065            52,969

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142           152,912

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.087            44,147
                                                       2006      1.030          1.062            42,764

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986            86,111
                                                       2004      0.989          0.979           465,719
                                                       2003      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168                --
                                                       2005      1.069          1.107           245,415
                                                       2004      1.000          1.069           164,492

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.117                --
                                                       2006      1.112          1.096           364,652
                                                       2005      1.112          1.112           384,057
                                                       2004      1.043          1.112           514,310
                                                       2003      1.000          1.043             1,456

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.068          1.138           710,402
                                                       2006      1.051          1.068           782,465
                                                       2005      1.047          1.051           774,951
                                                       2004      1.020          1.047           519,365
                                                       2003      1.000          1.020            15,475

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.152          2.326                --
                                                       2006      1.720          2.152            12,141
                                                       2005      1.566          1.720            12,364
                                                       2004      1.376          1.566            23,385
                                                       2003      1.000          1.376             2,892

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.295          2.447                --
                                                       2006      1.998          2.295            43,291
                                                       2005      1.906          1.998            49,635
                                                       2004      1.542          1.906            16,112
                                                       2003      1.000          1.542             1,021

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.397          1.485                --
                                                       2005      1.312          1.397            81,925
                                                       2004      1.258          1.312            93,031
                                                       2003      1.000          1.258                --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.222          1.300                --
                                                       2005      1.243          1.222         1,216,833
                                                       2004      1.194          1.243         1,516,068
                                                       2003      1.000          1.194            10,500

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.691          1.844                --
                                                       2005      1.536          1.691            23,485
                                                       2004      1.347          1.536            11,457
                                                       2003      1.000          1.347                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.452          1.523                --
                                                       2005      1.419          1.452           141,616
                                                       2004      1.319          1.419           135,951
                                                       2003      1.000          1.319                --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.255          1.284                --
                                                       2005      1.249          1.255            49,177
                                                       2004      1.156          1.249            31,594
                                                       2003      1.000          1.156             1,648

  Travelers Federated Stock Subaccount (3/03)........  2006      1.441          1.490                --
                                                       2005      1.398          1.441             2,771
                                                       2004      1.291          1.398             2,096
                                                       2003      1.000          1.291                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.358          1.397                --
                                                       2005      1.276          1.358            45,736
                                                       2004      1.223          1.276            22,564
                                                       2003      1.000          1.223                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072                --
                                                       2005      0.994          1.037                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093                --
                                                       2005      1.000          1.050                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041                --
                                                       2005      1.000          1.023                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.510          1.601                --
                                                       2005      1.376          1.510           283,484
                                                       2004      1.213          1.376           206,393
                                                       2003      1.000          1.213            10,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.485          1.569                --
                                                       2005      1.472          1.485            23,234
                                                       2004      1.317          1.472            21,906
                                                       2003      1.000          1.317            11,566

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.285          1.324                --
                                                       2005      1.274          1.285           431,956
                                                       2004      1.168          1.274           440,081
                                                       2003      1.000          1.168            10,822

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164            25,085
                                                       2004      1.000          1.117            48,449

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.609          1.845                --
                                                       2005      1.500          1.609           252,815
                                                       2004      1.323          1.500            86,451
                                                       2003      1.000          1.323                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.368          1.449                --
                                                       2005      1.318          1.368            55,947
                                                       2004      1.211          1.318           159,854
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.051                --
                                                       2005      1.000          1.001             2,433

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           168,079
                                                       2004      1.000          1.091            98,398

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.036          1.025                --
                                                       2005      1.041          1.036           123,686
                                                       2004      1.029          1.041           252,723
                                                       2003      1.000          1.029            11,845

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.368          1.426                --
                                                       2005      1.369          1.368                --
                                                       2004      1.269          1.369                --
                                                       2003      1.000          1.269                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.230                --
                                                       2005      1.000          1.071                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121                --
                                                       2005      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070           166,408
                                                       2004      1.000          1.047             6,600

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.747          1.670           186,474
                                                       2006      1.537          1.747           232,116
                                                       2005      1.507          1.537           348,842
                                                       2004      1.311          1.507           292,501
                                                       2003      1.000          1.311                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.376          1.516                --
                                                       2006      1.316          1.376                --
                                                       2005      1.246          1.316                --
                                                       2004      1.226          1.246                --
                                                       2003      1.000          1.226                --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.231          1.197             --
                                                       2005      1.095          1.231             --
                                                       2004      1.033          1.095             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.557          1.750             --
                                                       2006      1.321          1.557             --
                                                       2005      1.183          1.321             --
                                                       2004      1.065          1.183             --
                                                       2003      1.000          1.065             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.410          1.550             --
                                                       2006      1.307          1.410             --
                                                       2005      1.149          1.307             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.340          1.377             --
                                                       2006      1.188          1.340             --
                                                       2005      1.147          1.188             --
                                                       2004      1.062          1.147             --
                                                       2003      1.000          1.062             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.432          1.414             --
                                                       2005      1.238          1.432             --
                                                       2004      1.058          1.238             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.420          1.843             --
                                                       2005      1.354          1.420             --
                                                       2004      1.053          1.354             --
                                                       2003      1.000          1.053             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.268          1.330             --
                                                       2006      1.112          1.268             --
                                                       2005      1.089          1.112             --
                                                       2004      1.059          1.089             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.190          1.036             --
                                                       2006      1.171          1.190             --
                                                       2005      1.131          1.171             --
                                                       2004      1.038          1.131             --
                                                       2003      1.000          1.038             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405             --
                                                       2005      1.200          1.294             --
                                                       2004      1.073          1.200             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437             --
                                                       2005      1.198          1.291             --
                                                       2004      1.067          1.198             --
                                                       2003      1.000          1.067             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.470          1.687             --
                                                       2006      1.348          1.470             --
                                                       2005      1.180          1.348             --
                                                       2004      1.047          1.180             --
                                                       2003      1.000          1.047             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.363          1.423             --
                                                       2006      1.223          1.363             --
                                                       2005      1.035          1.223             --
                                                       2004      1.045          1.035             --
                                                       2003      1.000          1.045             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.674          1.889             --
                                                       2006      1.521          1.674             --
                                                       2005      1.317          1.521             --
                                                       2004      1.079          1.317             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.258          1.457             --
                                                       2005      1.162          1.258             --
                                                       2004      1.054          1.162             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.066          2.604             --
                                                       2006      1.648          2.066             --
                                                       2005      1.321          1.648             --
                                                       2004      1.083          1.321             --
                                                       2003      1.000          1.083             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.585          1.791             --
                                                       2006      1.333          1.585             --
                                                       2005      1.236          1.333             --
                                                       2004      1.066          1.236             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.304          1.555             --
                                                       2005      1.224          1.304             --
                                                       2004      1.078          1.224             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077             --
                                                       2005      1.065          1.056             --
                                                       2004      1.000          1.065             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.156          1.192             --
                                                       2005      1.097          1.156             --
                                                       2004      1.035          1.097             --
                                                       2003      1.000          1.035             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.399          1.667             --
                                                       2006      1.345          1.399             --
                                                       2005      1.223          1.345             --
                                                       2004      1.094          1.223             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.141          1.358             --
                                                       2006      1.081          1.141             --
                                                       2005      0.990          1.081             --
                                                       2004      1.006          0.990             --
                                                       2003      1.000          1.006             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.293          1.384             --
                                                       2006      1.120          1.293             --
                                                       2005      1.084          1.120             --
                                                       2004      1.060          1.084             --
                                                       2003      1.000          1.060             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.200          1.340             --
                                                       2005      1.179          1.200             --
                                                       2004      1.048          1.179             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.392          1.337             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.331          1.372             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.315          1.351             --
                                                       2006      1.167          1.315             --
                                                       2005      1.144          1.167             --
                                                       2004      1.060          1.144             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.377          1.314             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.396          1.420             --
                                                       2006      1.206          1.396             --
                                                       2005      1.157          1.206             --
                                                       2004      1.071          1.157             --
                                                       2003      1.000          1.071             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.115          1.112             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.342          1.445             --
                                                       2006      1.216          1.342             --
                                                       2005      1.184          1.216             --
                                                       2004      1.051          1.184             --
                                                       2003      1.000          1.051             --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.161          1.260             --
                                                       2006      1.101          1.161             --
                                                       2005      1.078          1.101             --
                                                       2004      1.000          1.078             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002             --
                                                       2006      0.991          1.010             --
                                                       2005      0.990          0.991             --
                                                       2004      0.999          0.990             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.331          1.394             --
                                                       2006      1.151          1.331             --
                                                       2005      1.131          1.151             --
                                                       2004      1.067          1.131             --
                                                       2003      1.000          1.067             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.077          1.120             --
                                                       2006      1.055          1.077             --
                                                       2005      1.025          1.055             --
                                                       2004      1.042          1.025             --
                                                       2003      1.000          1.042             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.334          1.379             --
                                                       2006      1.227          1.334             --
                                                       2005      1.141          1.227             --
                                                       2004      1.068          1.141             --
                                                       2003      1.000          1.068             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.260          1.314             --
                                                       2006      1.146          1.260             --
                                                       2005      1.130          1.146             --
                                                       2004      1.065          1.130             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.376          1.428             --
                                                       2006      1.199          1.376             --
                                                       2005      1.186          1.199             --
                                                       2004      1.076          1.186             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.524          1.677             --
                                                       2006      1.387          1.524             --
                                                       2005      1.310          1.387             --
                                                       2004      1.079          1.310             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123             --
                                                       2005      1.073          1.090             --
                                                       2004      1.000          1.073             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.345          1.396             --
                                                       2006      1.418          1.345             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.195          1.202             --
                                                       2006      1.138          1.195             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.445          1.512             --
                                                       2006      1.370          1.445             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.500          1.505             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.190          1.154             --
                                                       2006      1.121          1.190             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.651          1.602             --
                                                       2006      1.504          1.651             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.445          1.845             --
                                                       2006      1.414          1.445             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.201          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.183          1.231             --
                                                       2006      1.123          1.183             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.185          1.239             --
                                                       2006      1.135          1.185             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093             --
                                                       2006      1.001          1.074             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.206          1.321             --
                                                       2006      1.226          1.206             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.216          1.326             --
                                                       2006      1.230          1.216             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.836          1.921             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.382          1.455             --
                                                       2006      1.255          1.382             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014             --
                                                       2006      1.003          1.216             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.089          1.149             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.357          1.394             --
                                                       2006      1.266          1.357             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.102          1.214             --
                                                       2006      1.051          1.102             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.201             --
                                                       2006      1.115          1.151             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.973             --
                                                       2006      1.003          1.025             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.179          1.390             --
                                                       2006      1.213          1.179             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.046          1.088             --
                                                       2006      1.011          1.046             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.048             --
                                                       2006      1.000          1.019             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.214          1.235             --
                                                       2006      1.202          1.214             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.250          1.273             --
                                                       2006      1.223          1.250             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068             --
                                                       2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073             --
                                                       2006      1.001          1.039             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072             --
                                                       2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073             --
                                                       2006      1.002          1.051             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073             --
                                                       2006      1.002          1.055             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.269          1.293             --
                                                       2006      1.191          1.269             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.089             --
                                                       2006      0.996          1.047             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137             --
                                                       2006      0.998          1.065             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182             --
                                                       2006      1.077          1.140             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.061          1.085             --
                                                       2006      1.029          1.061             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.993          1.000             --
                                                       2005      0.987          0.993             --
                                                       2004      0.998          0.987             --
                                                       2003      1.000          0.998             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.166             --
                                                       2005      1.068          1.106             --
                                                       2004      1.000          1.068             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.065          1.084             --
                                                       2006      1.081          1.065             --
                                                       2005      1.081          1.081             --
                                                       2004      1.015          1.081             --
                                                       2003      1.000          1.015             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.062          1.130             --
                                                       2006      1.045          1.062             --
                                                       2005      1.042          1.045             --
                                                       2004      1.015          1.042             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.708          1.846             --
                                                       2006      1.366          1.708             --
                                                       2005      1.244          1.366             --
                                                       2004      1.094          1.244             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.603          1.708             --
                                                       2006      1.396          1.603             --
                                                       2005      1.332          1.396             --
                                                       2004      1.079          1.332             --
                                                       2003      1.000          1.079             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.153          1.226             --
                                                       2005      1.083          1.153             --
                                                       2004      1.039          1.083             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.067          1.135             --
                                                       2005      1.086          1.067             --
                                                       2004      1.044          1.086             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.301          1.418             --
                                                       2005      1.182          1.301             --
                                                       2004      1.037          1.182             --
                                                       2003      1.000          1.037             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.166          1.223             --
                                                       2005      1.140          1.166             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.112          1.138             --
                                                       2005      1.107          1.112             --
                                                       2004      1.025          1.107             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.205          1.246             --
                                                       2005      1.169          1.205             --
                                                       2004      1.081          1.169             --
                                                       2003      1.000          1.081             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.168          1.202             --
                                                       2005      1.098          1.168             --
                                                       2004      1.053          1.098             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009             --
                                                       2005      1.005          1.007             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.072             --
                                                       2005      0.994          1.036             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.093             --
                                                       2005      1.000          1.049             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041             --
                                                       2005      1.000          1.023             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.292          1.370             --
                                                       2005      1.178          1.292             --
                                                       2004      1.039          1.178             --
                                                       2003      1.000          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.148          1.213             --
                                                       2005      1.138          1.148             --
                                                       2004      1.019          1.138             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.156          1.191             --
                                                       2005      1.147          1.156             --
                                                       2004      1.052          1.147             --
                                                       2003      1.000          1.052             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255             --
                                                       2005      1.117          1.163             --
                                                       2004      1.000          1.117             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.312          1.504             --
                                                       2005      1.224          1.312             --
                                                       2004      1.080          1.224             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.196          1.266             --
                                                       2005      1.153          1.196             --
                                                       2004      1.060          1.153             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051             --
                                                       2005      1.000          1.000             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115             --
                                                       2005      1.090          1.106             --
                                                       2004      1.000          1.090             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.022          1.011             --
                                                       2005      1.027          1.022             --
                                                       2004      1.016          1.027             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.150          1.198             --
                                                       2005      1.151          1.150             --
                                                       2004      1.067          1.151             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.230             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121             --
                                                       2005      1.000          0.979             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029             --
                                                       2005      1.047          1.069             --
                                                       2004      1.000          1.047             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.435          1.372             --
                                                       2006      1.263          1.435             --
                                                       2005      1.240          1.263             --
                                                       2004      1.079          1.240             --
                                                       2003      1.000          1.079             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.165          1.282             --
                                                       2006      1.114          1.165             --
                                                       2005      1.055          1.114             --
                                                       2004      1.039          1.055             --
                                                       2003      1.000          1.039             --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419                --
                                                       2004      1.192          1.263                --
                                                       2003      1.000          1.192                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.998          2.245           208,526
                                                       2006      1.696          1.998           352,227
                                                       2005      1.520          1.696           311,115
                                                       2004      1.369          1.520           152,636
                                                       2003      1.000          1.369             7,894

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.816          1.996           604,397
                                                       2006      1.684          1.816           891,439
                                                       2005      1.482          1.684         1,157,392
                                                       2004      1.346          1.482           542,670
                                                       2003      1.000          1.346           119,024

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.659          1.705           409,954
                                                       2006      1.472          1.659           693,728
                                                       2005      1.422          1.472           738,222
                                                       2004      1.317          1.422           433,106
                                                       2003      1.007          1.317             3,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            20,620
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.445          1.514             6,513
                                                       2006      1.268          1.445             6,642
                                                       2005      1.242          1.268             6,544
                                                       2004      1.209          1.242                --
                                                       2003      1.000          1.209                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.516          1.318             7,047
                                                       2006      1.493          1.516            41,932
                                                       2005      1.442          1.493            41,812
                                                       2004      1.324          1.442                --
                                                       2003      1.000          1.324                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           103,561
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            17,336
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.784          2.047            59,001
                                                       2006      1.637          1.784           160,731
                                                       2005      1.434          1.637           113,211
                                                       2004      1.273          1.434                --
                                                       2003      1.000          1.273                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.626          1.697                --
                                                       2006      1.460          1.626                --
                                                       2005      1.237          1.460                --
                                                       2004      1.248          1.237                --
                                                       2003      1.000          1.248                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.227          2.512            96,222
                                                       2006      2.025          2.227           167,194
                                                       2005      1.754          2.025           143,326
                                                       2004      1.438          1.754            18,434
                                                       2003      1.000          1.438                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501           195,115
                                                       2004      1.260          1.388           129,222
                                                       2003      1.000          1.260            80,498

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            26,064
                                                       2006      2.191          2.745            84,885
                                                       2005      1.757          2.191           115,785
                                                       2004      1.440          1.757            10,803
                                                       2003      1.000          1.440                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.083          2.352            52,970
                                                       2006      1.753          2.083           101,112
                                                       2005      1.627          1.753           200,936
                                                       2004      1.403          1.627            32,716
                                                       2003      1.000          1.403                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           281,583
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055            80,782
                                                       2004      1.000          1.064                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.248          1.287                --
                                                       2005      1.185          1.248                --
                                                       2004      1.119          1.185                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.532          1.823                --
                                                       2006      1.472          1.532                --
                                                       2005      1.340          1.472                --
                                                       2004      1.199          1.340                --
                                                       2003      1.000          1.199                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.611          1.918                --
                                                       2006      1.527          1.611                --
                                                       2005      1.399          1.527                --
                                                       2004      1.423          1.399                --
                                                       2003      1.000          1.423                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.567          1.676                --
                                                       2006      1.358          1.567                --
                                                       2005      1.315          1.358                --
                                                       2004      1.286          1.315                --
                                                       2003      1.000          1.286                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            63,025
                                                       2004      1.329          1.493             1,482
                                                       2003      1.000          1.329                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.611            54,829

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.531          1.579           183,049

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.561          1.602           101,790
                                                       2006      1.386          1.561           136,974
                                                       2005      1.359          1.386           140,639
                                                       2004      1.260          1.359            63,632
                                                       2003      1.000          1.260                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.809          1.726           104,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.724          1.752             8,277
                                                       2006      1.490          1.724             9,195
                                                       2005      1.430          1.490             9,199
                                                       2004      1.324          1.430             1,406
                                                       2003      1.000          1.324                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.474          1.470            20,599

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.947          2.095            28,964
                                                       2006      1.765          1.947            48,764
                                                       2005      1.720          1.765            20,331
                                                       2004      1.527          1.720            11,011
                                                       2003      1.000          1.527            11,011

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            59,114
                                                       2006      0.988          1.006            92,288
                                                       2005      0.987          0.988           102,498
                                                       2004      0.997          0.987           277,373
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747             6,365
                                                       2005      1.485          1.512             1,675
                                                       2004      1.402          1.485           104,060
                                                       2003      1.000          1.402           102,702

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.427          1.484                --
                                                       2006      1.400          1.427             3,604
                                                       2005      1.360          1.400             3,608
                                                       2004      1.383          1.360                --
                                                       2003      1.000          1.383                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.663          1.719                --
                                                       2006      1.531          1.663             1,011
                                                       2005      1.424          1.531             2,152
                                                       2004      1.334          1.424                --
                                                       2003      1.000          1.334                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.517          1.582                --
                                                       2006      1.380          1.517                --
                                                       2005      1.361          1.380                --
                                                       2004      1.283          1.361                --
                                                       2003      1.000          1.283                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           216,659
                                                       2005      1.364          1.378           221,399
                                                       2004      1.238          1.364           143,847
                                                       2003      1.000          1.238                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           131,615
                                                       2005      1.520          1.610           173,155
                                                       2004      1.253          1.520            38,251
                                                       2003      1.000          1.253                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089            35,706
                                                       2004      1.000          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.743          1.809                --
                                                       2006      1.838          1.743                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.344          1.351            16,091
                                                       2006      1.280          1.344                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683            82,202

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.747          1.753            66,948

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.190          1.152            16,312
                                                       2006      1.120          1.190                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.019          1.958            90,386
                                                       2006      1.839          2.019            63,837

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.684          2.149            29,643
                                                       2006      1.649          1.684            54,161

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.200          1.059            20,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.181          1.228            14,659
                                                       2006      1.122          1.181            42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.353          1.414            13,470
                                                       2006      1.296          1.353            15,312

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092           120,802
                                                       2006      1.001          1.073           178,614

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.457          1.594                --
                                                       2006      1.480          1.457                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.304          2.410             8,322

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453           150,373
                                                       2006      1.254          1.380            86,479

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            37,701
                                                       2006      1.003          1.215            64,528

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178           219,360

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             9,444
                                                       2006      1.445          1.547             9,481

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.199           227,032
                                                       2006      1.114          1.149           340,509

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           143,102
                                                       2006      1.003          1.025           158,242

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.791            14,695
                                                       2006      1.564          1.521                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.057          1.099            21,622
                                                       2006      1.022          1.057            20,831

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.008          1.036            29,348
                                                       2006      0.990          1.008            30,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.406          1.430            38,087
                                                       2006      1.393          1.406            41,136

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.551          1.579           154,005
                                                       2006      1.518          1.551           249,144

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071           117,952
                                                       2006      1.002          1.045           120,201

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050           264,955

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072                --
                                                       2006      1.002          1.055           267,079

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.405          1.432           461,771
                                                       2006      1.320          1.405           569,992

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           345,954
                                                       2006      0.996          1.047           644,897

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136                --
                                                       2006      0.998          1.064                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139            71,719

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.060          1.083            40,975
                                                       2006      1.028          1.060            55,124

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.983          0.990                --
                                                       2005      0.977          0.983                --
                                                       2004      0.989          0.977                --
                                                       2003      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           180,266
                                                       2005      1.110          1.109           208,749
                                                       2004      1.042          1.110           157,639
                                                       2003      1.000          1.042             8,555

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.064          1.132           464,098
                                                       2006      1.048          1.064           589,101
                                                       2005      1.046          1.048           611,269
                                                       2004      1.019          1.046           458,318
                                                       2003      0.998          1.019                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144                --
                                                       2005      1.563          1.716                --
                                                       2004      1.375          1.563                --
                                                       2003      1.018          1.375                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286            51,733
                                                       2005      1.903          1.993            26,730
                                                       2004      1.541          1.903            13,240
                                                       2003      1.000          1.541                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393                --
                                                       2004      1.257          1.309                --
                                                       2003      1.000          1.257                --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.218          1.296                --
                                                       2005      1.241          1.218            44,547
                                                       2004      1.193          1.241                --
                                                       2003      1.000          1.193                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.686          1.838                --
                                                       2005      1.533          1.686                --
                                                       2004      1.346          1.533                --
                                                       2003      1.000          1.346                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           225,054
                                                       2004      1.318          1.416            83,992
                                                       2003      1.000          1.318             9,187

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.251          1.280                --
                                                       2005      1.247          1.251             3,078
                                                       2004      1.155          1.247                --
                                                       2003      1.000          1.155                --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.437          1.486                --
                                                       2005      1.395          1.437                --
                                                       2004      1.290          1.395                --
                                                       2003      1.000          1.290                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354            32,294
                                                       2004      1.222          1.274             2,890
                                                       2003      1.000          1.222                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      0.994          1.036           247,822

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           110,895

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506            79,498
                                                       2004      1.212          1.374                --
                                                       2003      1.000          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481                --
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281           687,194
                                                       2004      1.167          1.272           170,874
                                                       2003      1.003          1.167            12,195

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           359,684
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604            66,903
                                                       2004      1.322          1.497            27,609
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364             6,297
                                                       2004      1.210          1.316                --
                                                       2003      1.000          1.210                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           285,343
                                                       2004      1.000          1.090           123,208

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.033          1.022                --
                                                       2005      1.039          1.033            12,007
                                                       2004      1.029          1.039                --
                                                       2003      1.000          1.029                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365             2,341
                                                       2004      1.268          1.367                --
                                                       2003      1.000          1.268                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068            59,199
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.740          1.662            87,250
                                                       2006      1.533          1.740           175,347
                                                       2005      1.505          1.533           211,606
                                                       2004      1.310          1.505                --
                                                       2003      1.000          1.310                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.371          1.508                --
                                                       2006      1.313          1.371                --
                                                       2005      1.244          1.313                --
                                                       2004      1.225          1.244                --
                                                       2003      1.000          1.225                --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415               --
                                                       2004      1.191          1.261               --
                                                       2003      1.000          1.191               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.991          2.234            1,656
                                                       2006      1.691          1.991            2,589
                                                       2005      1.517          1.691            2,644
                                                       2004      1.368          1.517            4,344
                                                       2003      1.000          1.368               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.809          1.986           76,629
                                                       2006      1.680          1.809          114,296
                                                       2005      1.479          1.680          244,595
                                                       2004      1.345          1.479          250,691
                                                       2003      1.000          1.345               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.653          1.697           43,244
                                                       2006      1.468          1.653           77,575
                                                       2005      1.420          1.468          149,489
                                                       2004      1.316          1.420          176,539
                                                       2003      1.000          1.316            2,830

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           12,726
                                                       2004      1.234          1.442               --
                                                       2003      1.000          1.234               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           39,879
                                                       2004      1.296          1.664           39,497
                                                       2003      1.000          1.296               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.440          1.507               --
                                                       2006      1.265          1.440               --
                                                       2005      1.240          1.265               --
                                                       2004      1.208          1.240               --
                                                       2003      1.000          1.208               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.510          1.312            1,329
                                                       2006      1.489          1.510           11,987
                                                       2005      1.440          1.489           16,129
                                                       2004      1.323          1.440               --
                                                       2003      1.000          1.323               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290            4,463
                                                       2004      1.073          1.198            2,121
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           49,669
                                                       2004      1.067          1.196           51,868
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.778          2.037            7,107
                                                       2006      1.632          1.778           47,975
                                                       2005      1.432          1.632           46,080
                                                       2004      1.272          1.432           48,145
                                                       2003      1.000          1.272               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.620          1.689               --
                                                       2006      1.456          1.620               --
                                                       2005      1.234          1.456               --
                                                       2004      1.247          1.234               --
                                                       2003      1.000          1.247               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.218          2.500            4,967
                                                       2006      2.019          2.218           53,444
                                                       2005      1.751          2.019           55,392
                                                       2004      1.437          1.751           57,438
                                                       2003      1.000          1.437               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497            9,287
                                                       2004      1.259          1.386            4,690
                                                       2003      1.000          1.259            2,907

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.735          3.442            5,074
                                                       2006      2.185          2.735           49,387
                                                       2005      1.754          2.185           50,633
                                                       2004      1.439          1.754           33,018
                                                       2003      1.000          1.439               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.075          2.341           22,659
                                                       2006      1.748          2.075           22,755
                                                       2005      1.624          1.748           22,827
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           17,999
                                                       2004      1.377          1.561            3,426
                                                       2003      1.000          1.377            2,800

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.053          1.074               --
                                                       2005      1.063          1.053           10,946
                                                       2004      1.000          1.063           10,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.245          1.283               --
                                                       2005      1.183          1.245               --
                                                       2004      1.118          1.183               --
                                                       2003      1.000          1.118               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.526          1.815               --
                                                       2006      1.468          1.526               --
                                                       2005      1.338          1.468           75,074
                                                       2004      1.198          1.338           75,074
                                                       2003      1.000          1.198               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.605          1.909               --
                                                       2006      1.523          1.605               --
                                                       2005      1.397          1.523           40,595
                                                       2004      1.421          1.397           40,595
                                                       2003      1.000          1.421               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.561          1.668               --
                                                       2006      1.354          1.561               --
                                                       2005      1.313          1.354               --
                                                       2004      1.285          1.313               --
                                                       2003      1.000          1.285               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           10,166
                                                       2004      1.328          1.491               --
                                                       2003      1.000          1.328               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.671          1.604           32,597

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.525          1.571           15,245

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.555          1.594           14,575
                                                       2006      1.382          1.555           14,575
                                                       2005      1.357          1.382          192,293
                                                       2004      1.259          1.357          190,445
                                                       2003      1.000          1.259               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.802          1.718           18,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.718          1.744               --
                                                       2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.468          1.463           31,367

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.940          2.085               --
                                                       2006      1.760          1.940               --
                                                       2005      1.717          1.760               --
                                                       2004      1.526          1.717               --
                                                       2003      1.000          1.526               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.156          1.253               --
                                                       2006      1.098          1.156               --
                                                       2005      1.077          1.098               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.003          0.993          173,208
                                                       2006      0.986          1.003          201,975
                                                       2005      0.985          0.986          664,366
                                                       2004      0.997          0.985          809,141
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.740          1.822               --
                                                       2006      1.508          1.740           45,460
                                                       2005      1.483          1.508           43,863
                                                       2004      1.401          1.483           41,099
                                                       2003      1.000          1.401               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.422          1.478               --
                                                       2006      1.396          1.422               --
                                                       2005      1.357          1.396               --
                                                       2004      1.382          1.357               --
                                                       2003      1.000          1.382               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.657          1.712               --
                                                       2006      1.527          1.657               --
                                                       2005      1.422          1.527               --
                                                       2004      1.333          1.422               --
                                                       2003      1.000          1.333               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.511          1.575               --
                                                       2006      1.376          1.511               --
                                                       2005      1.358          1.376               --
                                                       2004      1.283          1.358               --
                                                       2003      1.000          1.283               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.575          1.633               --
                                                       2006      1.374          1.575           91,117
                                                       2005      1.362          1.374          148,679
                                                       2004      1.237          1.362          133,090
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936               --
                                                       2006      1.605          1.761           44,081
                                                       2005      1.518          1.605           88,457
                                                       2004      1.252          1.518           39,363
                                                       2003      1.000          1.252               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.737          1.800               --
                                                       2006      1.833          1.737               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.339          1.345           18,576
                                                       2006      1.276          1.339            9,298

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.677          1.754               --
                                                       2006      1.591          1.677           22,704

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.739          1.744           23,368

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.149               --
                                                       2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.011          1.948           10,956
                                                       2006      1.834          2.011           32,894

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.678          2.139           12,196
                                                       2006      1.644          1.678           13,250

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.198          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.224               --
                                                       2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.348          1.407           66,365
                                                       2006      1.292          1.348          129,495

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090           49,906
                                                       2006      1.001          1.073           15,605

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.451          1.587               --
                                                       2006      1.476          1.451               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.213          1.321               --
                                                       2006      1.228          1.213               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.294          2.398               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.376          1.447               --
                                                       2006      1.251          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011            6,213
                                                       2006      1.003          1.214           66,580

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.112          1.172            5,842

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.542          1.582               --
                                                       2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.211               --
                                                       2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.146          1.195           66,887
                                                       2006      1.112          1.146           13,027

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970            3,846
                                                       2006      1.003          1.024           88,717

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.515          1.783              684
                                                       2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.053          1.094           19,691
                                                       2006      1.019          1.053           22,645

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.004          1.031           64,034
                                                       2006      0.987          1.004           77,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.401          1.423               --
                                                       2006      1.389          1.401            4,960

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.545          1.572           35,666
                                                       2006      1.513          1.545           35,724

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065           10,510
                                                       2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070           33,150
                                                       2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           31,945
                                                       2006      1.002          1.054           32,457

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.400          1.425           61,161
                                                       2006      1.316          1.400           59,629

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086           27,935
                                                       2006      0.996          1.046           37,856

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177               --
                                                       2006      1.074          1.136           10,946

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.057          1.079           10,803
                                                       2006      1.026          1.057           10,803

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.981          0.987               --
                                                       2005      0.975          0.981               --
                                                       2004      0.988          0.975               --
                                                       2003      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.103          1.163               --
                                                       2005      1.067          1.103            2,668
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.108               --
                                                       2006      1.106          1.088            5,489
                                                       2005      1.109          1.106            5,273
                                                       2004      1.042          1.109            5,008
                                                       2003      1.000          1.042               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.060          1.127          115,056
                                                       2006      1.045          1.060           52,020
                                                       2005      1.044          1.045           59,464
                                                       2004      1.018          1.044           51,269
                                                       2003      1.000          1.018            3,200

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.135          2.307               --
                                                       2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.000          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.278          2.427               --
                                                       2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389               --
                                                       2004      1.256          1.307               --
                                                       2003      1.000          1.256               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.215          1.292               --
                                                       2005      1.239          1.215          249,052
                                                       2004      1.192          1.239          291,489
                                                       2003      1.000          1.192               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.682          1.833               --
                                                       2005      1.531          1.682               --
                                                       2004      1.345          1.531               --
                                                       2003      1.000          1.345               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444           35,658
                                                       2004      1.317          1.414            9,822
                                                       2003      1.000          1.317               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.248          1.276               --
                                                       2005      1.245          1.248           15,787
                                                       2004      1.154          1.245            9,298
                                                       2003      1.000          1.154               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.433          1.481               --
                                                       2005      1.393          1.433            2,334
                                                       2004      1.289          1.393               --
                                                       2003      1.000          1.289               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351            4,855
                                                       2004      1.221          1.271               --
                                                       2003      1.000          1.221               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.008               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      0.994          1.036               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           22,526
                                                       2004      1.211          1.371               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466               --
                                                       2003      1.000          1.315               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.278          1.316               --
                                                       2005      1.270          1.278           59,136
                                                       2004      1.166          1.270           16,985
                                                       2003      1.000          1.166            2,981

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.251               --
                                                       2005      1.115          1.161           10,394
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           32,896
                                                       2004      1.321          1.495           12,686
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           20,359
                                                       2004      1.000          1.089           13,032

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.031          1.019               --
                                                       2005      1.037          1.031           22,657
                                                       2004      1.028          1.037           19,691
                                                       2003      1.000          1.028               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.026               --
                                                       2005      1.046          1.067           10,803
                                                       2004      1.000          1.046           10,803

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.733          1.654               --
                                                       2006      1.528          1.733            5,622
                                                       2005      1.502          1.528            6,013
                                                       2004      1.309          1.502            1,698
                                                       2003      1.000          1.309               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.366          1.501               --
                                                       2006      1.309          1.366               --
                                                       2005      1.242          1.309               --
                                                       2004      1.224          1.242               --
                                                       2003      1.000          1.224               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.226          1.190             --
                                                       2005      1.093          1.226             --
                                                       2004      1.033          1.093             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.547          1.735             --
                                                       2006      1.315          1.547             --
                                                       2005      1.180          1.315             --
                                                       2004      1.064          1.180             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.401          1.537             --
                                                       2006      1.301          1.401             --
                                                       2005      1.146          1.301             --
                                                       2004      1.043          1.146             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.332          1.366             --
                                                       2006      1.183          1.332             --
                                                       2005      1.145          1.183             --
                                                       2004      1.062          1.145             --
                                                       2003      1.000          1.062             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.426          1.407             --
                                                       2005      1.235          1.426             --
                                                       2004      1.058          1.235             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.414          1.832             --
                                                       2005      1.351          1.414             --
                                                       2004      1.052          1.351             --
                                                       2003      1.000          1.052             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.260          1.319             --
                                                       2006      1.108          1.260             --
                                                       2005      1.086          1.108             --
                                                       2004      1.059          1.086             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.182          1.027             --
                                                       2006      1.167          1.182             --
                                                       2005      1.129          1.167             --
                                                       2004      1.038          1.129             --
                                                       2003      1.000          1.038             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398             --
                                                       2005      1.197          1.289             --
                                                       2004      1.073          1.197             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430             --
                                                       2005      1.195          1.286             --
                                                       2004      1.066          1.195             --
                                                       2003      1.000          1.066             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.461          1.674             --
                                                       2006      1.342          1.461             --
                                                       2005      1.178          1.342             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.354          1.411             --
                                                       2006      1.218          1.354             --
                                                       2005      1.033          1.218             --
                                                       2004      1.044          1.033             --
                                                       2003      1.000          1.044             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.663          1.874             --
                                                       2006      1.515          1.663             --
                                                       2005      1.314          1.515             --
                                                       2004      1.079          1.314             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.252          1.448             --
                                                       2005      1.160          1.252             --
                                                       2004      1.054          1.160             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.053          2.583             --
                                                       2006      1.641          2.053             --
                                                       2005      1.318          1.641             --
                                                       2004      1.082          1.318             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.575          1.776             --
                                                       2006      1.328          1.575             --
                                                       2005      1.234          1.328             --
                                                       2004      1.066          1.234             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.299          1.545             --
                                                       2005      1.221          1.299             --
                                                       2004      1.078          1.221             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073             --
                                                       2005      1.063          1.052             --
                                                       2004      1.000          1.063             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.151          1.186             --
                                                       2005      1.094          1.151             --
                                                       2004      1.035          1.094             --
                                                       2003      1.000          1.035             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.391          1.653             --
                                                       2006      1.339          1.391             --
                                                       2005      1.220          1.339             --
                                                       2004      1.094          1.220             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.133          1.347             --
                                                       2006      1.076          1.133             --
                                                       2005      0.987          1.076             --
                                                       2004      1.005          0.987             --
                                                       2003      1.000          1.005             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.285          1.372             --
                                                       2006      1.115          1.285             --
                                                       2005      1.082          1.115             --
                                                       2004      1.059          1.082             --
                                                       2003      1.000          1.059             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.195          1.332             --
                                                       2005      1.176          1.195             --
                                                       2004      1.048          1.176             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.382          1.326             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.322          1.361             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.307          1.340             --
                                                       2006      1.162          1.307             --
                                                       2005      1.142          1.162             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.368          1.304             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.387          1.408             --
                                                       2006      1.201          1.387             --
                                                       2005      1.154          1.201             --
                                                       2004      1.071          1.154             --
                                                       2003      1.000          1.071             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.107          1.103             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.334          1.433             --
                                                       2006      1.211          1.334             --
                                                       2005      1.182          1.211             --
                                                       2004      1.051          1.182             --
                                                       2003      1.000          1.051             --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.155          1.251             --
                                                       2006      1.098          1.155             --
                                                       2005      1.076          1.098             --
                                                       2004      1.000          1.076             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.004          0.994             --
                                                       2006      0.987          1.004             --
                                                       2005      0.987          0.987             --
                                                       2004      0.999          0.987             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.323          1.384             --
                                                       2006      1.146          1.323             --
                                                       2005      1.128          1.146             --
                                                       2004      1.066          1.128             --
                                                       2003      1.000          1.066             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.070          1.112             --
                                                       2006      1.051          1.070             --
                                                       2005      1.022          1.051             --
                                                       2004      1.041          1.022             --
                                                       2003      1.000          1.041             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.326          1.369             --
                                                       2006      1.222          1.326             --
                                                       2005      1.138          1.222             --
                                                       2004      1.068          1.138             --
                                                       2003      1.000          1.068             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.253          1.305             --
                                                       2006      1.141          1.253             --
                                                       2005      1.127          1.141             --
                                                       2004      1.065          1.127             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.368          1.418             --
                                                       2006      1.194          1.368             --
                                                       2005      1.184          1.194             --
                                                       2004      1.076          1.184             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.515          1.665             --
                                                       2006      1.382          1.515             --
                                                       2005      1.307          1.382             --
                                                       2004      1.079          1.307             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119             --
                                                       2005      1.071          1.087             --
                                                       2004      1.000          1.071             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.337          1.385             --
                                                       2006      1.411          1.337             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.187          1.192             --
                                                       2006      1.132          1.187             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.436          1.502             --
                                                       2006      1.363          1.436             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.489          1.493             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.187          1.148             --
                                                       2006      1.119          1.187             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.641          1.589             --
                                                       2006      1.497          1.641             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.436          1.829             --
                                                       2006      1.407          1.436             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.197          1.055             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.222             --
                                                       2006      1.119          1.176             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.229             --
                                                       2006      1.130          1.178             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089             --
                                                       2006      1.001          1.072             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.199          1.310             --
                                                       2006      1.220          1.199             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.213          1.319             --
                                                       2006      1.228          1.213             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.824          1.905             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.374          1.445             --
                                                       2006      1.250          1.374             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010             --
                                                       2006      1.003          1.214             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.081          1.139             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.348          1.383             --
                                                       2006      1.260          1.348             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.099          1.210             --
                                                       2006      1.049          1.099             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.192             --
                                                       2006      1.111          1.145             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970             --
                                                       2006      1.003          1.024             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.172          1.378             --
                                                       2006      1.207          1.172             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.039          1.079             --
                                                       2006      1.006          1.039             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.039             --
                                                       2006      0.996          1.013             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.206          1.224             --
                                                       2006      1.196          1.206             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.242          1.262             --
                                                       2006      1.217          1.242             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064             --
                                                       2006      1.002          1.055             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070             --
                                                       2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069             --
                                                       2006      1.002          1.044             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069             --
                                                       2006      1.002          1.049             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069             --
                                                       2006      1.002          1.054             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.261          1.283             --
                                                       2006      1.185          1.261             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.085             --
                                                       2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134             --
                                                       2006      0.998          1.063             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175             --
                                                       2006      1.073          1.134             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.077             --
                                                       2006      1.025          1.055             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.989          0.996             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.162             --
                                                       2005      1.067          1.102             --
                                                       2004      1.000          1.067             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.058          1.077             --
                                                       2006      1.076          1.058             --
                                                       2005      1.079          1.076             --
                                                       2004      1.014          1.079             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.055          1.121             --
                                                       2006      1.040          1.055             --
                                                       2005      1.040          1.040             --
                                                       2004      1.015          1.040             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.698          1.833             --
                                                       2006      1.361          1.698             --
                                                       2005      1.241          1.361             --
                                                       2004      1.094          1.241             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.593          1.696             --
                                                       2006      1.390          1.593             --
                                                       2005      1.329          1.390             --
                                                       2004      1.078          1.329             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.148          1.220             --
                                                       2005      1.081          1.148             --
                                                       2004      1.039          1.081             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.063          1.130             --
                                                       2005      1.084          1.063             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.295          1.411             --
                                                       2005      1.179          1.295             --
                                                       2004      1.037          1.179             --
                                                       2003      1.000          1.037             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.161          1.217             --
                                                       2005      1.137          1.161             --
                                                       2004      1.060          1.137             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.107          1.132             --
                                                       2005      1.105          1.107             --
                                                       2004      1.025          1.105             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.200          1.240             --
                                                       2005      1.167          1.200             --
                                                       2004      1.080          1.167             --
                                                       2003      1.000          1.080             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.163          1.196             --
                                                       2005      1.096          1.163             --
                                                       2004      1.053          1.096             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007             --
                                                       2005      1.004          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.070             --
                                                       2005      0.994          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.039             --
                                                       2005      1.000          1.021             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.287          1.363             --
                                                       2005      1.176          1.287             --
                                                       2004      1.039          1.176             --
                                                       2003      1.000          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.143          1.207             --
                                                       2005      1.136          1.143             --
                                                       2004      1.019          1.136             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.151          1.185             --
                                                       2005      1.145          1.151             --
                                                       2004      1.051          1.145             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250             --
                                                       2005      1.115          1.160             --
                                                       2004      1.000          1.115             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.306          1.497             --
                                                       2005      1.221          1.306             --
                                                       2004      1.080          1.221             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.191          1.260             --
                                                       2005      1.150          1.191             --
                                                       2004      1.059          1.150             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111             --
                                                       2005      1.089          1.102             --
                                                       2004      1.000          1.089             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.017          1.006             --
                                                       2005      1.025          1.017             --
                                                       2004      1.016          1.025             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.145          1.192             --
                                                       2005      1.149          1.145             --
                                                       2004      1.067          1.149             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119             --
                                                       2005      1.000          0.978             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025             --
                                                       2005      1.046          1.066             --
                                                       2004      1.000          1.046             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.426          1.360             --
                                                       2006      1.258          1.426             --
                                                       2005      1.237          1.258             --
                                                       2004      1.078          1.237             --
                                                       2003      1.000          1.078             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.157          1.271             --
                                                       2006      1.110          1.157             --
                                                       2005      1.053          1.110             --
                                                       2004      1.039          1.053             --
                                                       2003      1.000          1.039             --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411               --
                                                       2004      1.190          1.258               --
                                                       2003      1.000          1.190               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.983          2.223           38,178
                                                       2006      1.687          1.983          124,313
                                                       2005      1.514          1.687          118,392
                                                       2004      1.367          1.514           51,125
                                                       2003      1.000          1.367           14,765

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.802          1.977          136,353
                                                       2006      1.675          1.802          225,935
                                                       2005      1.476          1.675          223,285
                                                       2004      1.344          1.476           74,657
                                                       2003      1.000          1.344           27,774

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.647          1.689          127,435
                                                       2006      1.464          1.647          162,577
                                                       2005      1.417          1.464          158,736
                                                       2004      1.315          1.417          129,297
                                                       2003      1.007          1.315           78,652

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           24,733
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.434          1.500               --
                                                       2006      1.261          1.434               --
                                                       2005      1.238          1.261               --
                                                       2004      1.207          1.238               --
                                                       2003      1.000          1.207               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.504          1.306               --
                                                       2006      1.485          1.504               --
                                                       2005      1.437          1.485               --
                                                       2004      1.322          1.437               --
                                                       2003      1.000          1.322               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           29,911
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.771          2.028           32,339
                                                       2006      1.628          1.771          167,159
                                                       2005      1.429          1.628          187,097
                                                       2004      1.271          1.429               --
                                                       2003      1.000          1.271               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.613          1.681               --
                                                       2006      1.452          1.613               --
                                                       2005      1.232          1.452               --
                                                       2004      1.246          1.232               --
                                                       2003      1.000          1.246               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.210          2.488           64,155
                                                       2006      2.014          2.210          113,414
                                                       2005      1.748          2.014          110,845
                                                       2004      1.436          1.748               --
                                                       2003      1.000          1.436               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493           15,819
                                                       2004      1.258          1.383           15,819
                                                       2003      1.000          1.258               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.725          3.426           18,595
                                                       2006      2.179          2.725           81,286
                                                       2005      1.751          2.179           63,578
                                                       2004      1.438          1.751               --
                                                       2003      1.000          1.438               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.067          2.330           36,920
                                                       2006      1.744          2.067           37,135
                                                       2005      1.621          1.744           37,369
                                                       2004      1.401          1.621               --
                                                       2003      1.000          1.401               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656           45,642
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.051          1.072               --
                                                       2005      1.063          1.051               --
                                                       2004      1.000          1.063               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.241          1.279               --
                                                       2005      1.181          1.241               --
                                                       2004      1.117          1.181               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.520          1.806               --
                                                       2006      1.464          1.520               --
                                                       2005      1.335          1.464               --
                                                       2004      1.197          1.335               --
                                                       2003      1.000          1.197               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.599          1.900               --
                                                       2006      1.519          1.599               --
                                                       2005      1.395          1.519               --
                                                       2004      1.420          1.395               --
                                                       2003      1.000          1.420               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.555          1.660               --
                                                       2006      1.351          1.555               --
                                                       2005      1.310          1.351               --
                                                       2004      1.284          1.310               --
                                                       2003      1.000          1.284               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511            8,071
                                                       2004      1.327          1.488               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.664          1.596           44,474

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.519          1.564            6,416

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.549          1.587            1,959
                                                       2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.794          1.709           19,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.711          1.736               --
                                                       2006      1.482          1.711               --
                                                       2005      1.425          1.482               --
                                                       2004      1.322          1.425               --
                                                       2003      1.000          1.322               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.462          1.456            7,352

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.933          2.075               --
                                                       2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.153          1.248               --
                                                       2006      1.097          1.153               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.000          0.989               --
                                                       2006      0.983          1.000               --
                                                       2005      0.984          0.983               --
                                                       2004      0.996          0.984               --
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814               --
                                                       2006      1.504          1.734           23,917
                                                       2005      1.480          1.504           23,917
                                                       2004      1.400          1.480           23,917
                                                       2003      1.000          1.400               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.416          1.472               --
                                                       2006      1.392          1.416               --
                                                       2005      1.355          1.392               --
                                                       2004      1.381          1.355               --
                                                       2003      1.000          1.381               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.651          1.705               --
                                                       2006      1.523          1.651           22,288
                                                       2005      1.419          1.523           22,017
                                                       2004      1.332          1.419               --
                                                       2003      1.000          1.332               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.506          1.569               --
                                                       2006      1.372          1.506               --
                                                       2005      1.356          1.372               --
                                                       2004      1.282          1.356               --
                                                       2003      1.000          1.282               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627               --
                                                       2006      1.371          1.569           60,184
                                                       2005      1.360          1.371           33,213
                                                       2004      1.236          1.360               --
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929               --
                                                       2006      1.601          1.755          125,511
                                                       2005      1.515          1.601          103,206
                                                       2004      1.251          1.515           18,863
                                                       2003      1.000          1.251            9,172

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.117               --
                                                       2005      1.071          1.086               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.730          1.792               --
                                                       2006      1.827          1.730               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.334          1.338               --
                                                       2006      1.272          1.334           17,585

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.670          1.747               --
                                                       2006      1.586          1.670            9,217

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.732          1.736            9,413

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.186          1.147           20,339
                                                       2006      1.119          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.003          1.939           10,332
                                                       2006      1.828          2.003           10,145

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.671          2.129           34,552
                                                       2006      1.639          1.671           38,259

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.196          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.175          1.219               --
                                                       2006      1.117          1.175               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.342          1.400               --
                                                       2006      1.288          1.342               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.088           26,281
                                                       2006      1.001          1.072               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.446          1.579               --
                                                       2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.212          1.318               --
                                                       2006      1.227          1.212               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.285          2.387            7,300

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.373          1.442           11,286
                                                       2006      1.249          1.373           11,415

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009               --
                                                       2006      1.003          1.214          121,946

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.108          1.167               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.536          1.574           16,758
                                                       2006      1.436          1.536           16,926

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.098          1.209               --
                                                       2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.190            8,071
                                                       2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.969           20,905
                                                       2006      1.003          1.023           67,917

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.774           14,392
                                                       2006      1.554          1.509            9,792

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.049          1.089           32,757
                                                       2006      1.016          1.049           32,282

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.001          1.026               --
                                                       2006      0.984          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.396          1.416               --
                                                       2006      1.384          1.396               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.539          1.564            7,674
                                                       2006      1.509          1.539            7,510

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068            4,999
                                                       2006      1.002          1.049            5,322

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068          125,893
                                                       2006      1.002          1.054          128,916

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.395          1.418           90,028
                                                       2006      1.312          1.395          106,497

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.085          104,928
                                                       2006      0.996          1.045          120,898

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133               --
                                                       2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.173               --
                                                       2006      1.072          1.133               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.054          1.075           40,583
                                                       2006      1.024          1.054           39,806

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.978          0.984               --
                                                       2005      0.973          0.978               --
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.101          1.161               --
                                                       2005      1.067          1.101               --
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103               --
                                                       2006      1.103          1.084            3,496
                                                       2005      1.107          1.103            4,167
                                                       2004      1.041          1.107            5,645
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.056          1.122           28,765
                                                       2006      1.042          1.056           36,442
                                                       2005      1.042          1.042           56,281
                                                       2004      1.017          1.042          139,247
                                                       2003      0.998          1.017           24,671

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297               --
                                                       2006      1.706          2.127           14,698
                                                       2005      1.557          1.706           14,698
                                                       2004      1.373          1.557           14,698
                                                       2003      1.018          1.373               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417               --
                                                       2006      1.982          2.269               --
                                                       2005      1.896          1.982               --
                                                       2004      1.539          1.896               --
                                                       2003      1.000          1.539               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.212          1.288               --
                                                       2005      1.236          1.212               --
                                                       2004      1.191          1.236               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.677          1.827               --
                                                       2005      1.528          1.677               --
                                                       2004      1.344          1.528               --
                                                       2003      1.000          1.344               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           15,000
                                                       2004      1.316          1.411            7,550
                                                       2003      1.000          1.316               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.244          1.272               --
                                                       2005      1.243          1.244               --
                                                       2004      1.153          1.243               --
                                                       2003      1.000          1.153               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.430          1.476               --
                                                       2005      1.390          1.430               --
                                                       2004      1.288          1.390               --
                                                       2003      1.000          1.288               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347               --
                                                       2004      1.220          1.269               --
                                                       2003      1.000          1.220               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      0.994          1.035            5,148

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554               --
                                                       2005      1.464          1.473               --
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312               --
                                                       2005      1.268          1.274           94,291
                                                       2004      1.165          1.268               --
                                                       2003      1.003          1.165               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           18,333
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595            2,174
                                                       2004      1.320          1.492               --
                                                       2003      1.000          1.320               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           11,942
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.028          1.016               --
                                                       2005      1.036          1.028           31,316
                                                       2004      1.027          1.036               --
                                                       2003      1.000          1.027               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           23,784
                                                       2004      1.266          1.362           23,784
                                                       2003      1.000          1.266               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.045          1.065           23,406
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.727          1.646               --
                                                       2006      1.524          1.727           69,177
                                                       2005      1.499          1.524           68,000
                                                       2004      1.308          1.499               --
                                                       2003      1.000          1.308               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.361          1.494               --
                                                       2006      1.306          1.361               --
                                                       2005      1.240          1.306               --
                                                       2004      1.223          1.240               --
                                                       2003      1.000          1.223               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.976          2.213           26,708
                                                       2006      1.682          1.976           28,035
                                                       2005      1.512          1.682           29,473
                                                       2004      1.366          1.512            9,759
                                                       2003      1.000          1.366               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.796          1.967           50,828
                                                       2006      1.670          1.796           62,148
                                                       2005      1.474          1.670           70,719
                                                       2004      1.343          1.474           30,894
                                                       2003      1.000          1.343               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.641          1.681           49,648
                                                       2006      1.460          1.641           62,267
                                                       2005      1.414          1.460           72,259
                                                       2004      1.314          1.414           45,500
                                                       2003      1.000          1.314               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656               --
                                                       2004      1.232          1.437               --
                                                       2003      1.000          1.232               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733            8,725
                                                       2004      1.294          1.658            6,664
                                                       2003      1.000          1.294               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2007      1.429          1.493               --
                                                       2006      1.258          1.429               --
                                                       2005      1.235          1.258               --
                                                       2004      1.206          1.235               --
                                                       2003      1.000          1.206               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2007      1.499          1.300               --
                                                       2006      1.481          1.499            8,666
                                                       2005      1.435          1.481           14,879
                                                       2004      1.321          1.435           11,502
                                                       2003      1.000          1.321               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           28,342
                                                       2004      1.073          1.195           60,770
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03).............................................  2007      1.764          2.018               --
                                                       2006      1.623          1.764            5,728
                                                       2005      1.427          1.623            9,828
                                                       2004      1.270          1.427            7,742
                                                       2003      1.000          1.270               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2007      1.607          1.673               --
                                                       2006      1.448          1.607               --
                                                       2005      1.230          1.448               --
                                                       2004      1.245          1.230               --
                                                       2003      1.000          1.245               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.202          2.476            2,386
                                                       2006      2.008          2.202            2,612
                                                       2005      1.744          2.008            2,644
                                                       2004      1.435          1.744            2,964
                                                       2003      1.000          1.435               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489               --
                                                       2004      1.257          1.381               --
                                                       2003      1.000          1.257               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.715          3.410            8,640
                                                       2006      2.173          2.715           11,017
                                                       2005      1.748          2.173           13,780
                                                       2004      1.437          1.748            3,240
                                                       2003      1.000          1.437               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.060          2.319           30,893
                                                       2006      1.739          2.060           32,461
                                                       2005      1.618          1.739           33,803
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           15,124
                                                       2004      1.375          1.556           15,043
                                                       2003      1.000          1.375               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.070               --
                                                       2005      1.062          1.050               --
                                                       2004      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.238          1.275               --
                                                       2005      1.179          1.238               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2007      1.514          1.797               --
                                                       2006      1.460          1.514               --
                                                       2005      1.333          1.460               --
                                                       2004      1.196          1.333               --
                                                       2003      1.000          1.196               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2007      1.593          1.891               --
                                                       2006      1.515          1.593               --
                                                       2005      1.392          1.515               --
                                                       2004      1.419          1.392               --
                                                       2003      1.000          1.419               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.549          1.652               --
                                                       2006      1.347          1.549               --
                                                       2005      1.308          1.347               --
                                                       2004      1.283          1.308               --
                                                       2003      1.000          1.283               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507               --
                                                       2004      1.326          1.486               --
                                                       2003      1.000          1.326               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.657          1.589            9,483

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.556               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.543          1.579               --
                                                       2006      1.374          1.543               --
                                                       2005      1.352          1.374               --
                                                       2004      1.257          1.352               --
                                                       2003      1.000          1.257               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.787          1.701               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478               --
                                                       2004      1.321          1.422               --
                                                       2003      1.000          1.321               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.456          1.449               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.925          2.066               --
                                                       2006      1.751          1.925               --
                                                       2005      1.711          1.751               --
                                                       2004      1.524          1.711               --
                                                       2003      1.000          1.524               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.150          1.244               --
                                                       2006      1.095          1.150               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981               --
                                                       2004      0.996          0.983               --
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499            9,627
                                                       2004      1.399          1.477            7,427
                                                       2003      1.000          1.399               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.411          1.466               --
                                                       2006      1.388          1.411               --
                                                       2005      1.353          1.388               --
                                                       2004      1.380          1.353               --
                                                       2003      1.000          1.380               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.645          1.698               --
                                                       2006      1.518          1.645           15,412
                                                       2005      1.417          1.518           20,207
                                                       2004      1.331          1.417           18,249
                                                       2003      1.000          1.331               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.500          1.562               --
                                                       2006      1.368          1.500               --
                                                       2005      1.354          1.368               --
                                                       2004      1.281          1.354               --
                                                       2003      1.000          1.281               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           16,483
                                                       2005      1.357          1.367           17,620
                                                       2004      1.235          1.357           17,110
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748            3,338
                                                       2005      1.513          1.597            3,267
                                                       2004      1.250          1.513            3,417
                                                       2003      1.000          1.250               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.724          1.783               --
                                                       2006      1.821          1.724               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.329          1.332            8,596
                                                       2006      1.269          1.329            8,596

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           13,871

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.725          1.728           13,804

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.144               --
                                                       2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.996          1.930            5,892
                                                       2006      1.822          1.996            5,892

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.665          2.119               --
                                                       2006      1.634          1.665               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.193          1.051               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.172          1.215               --
                                                       2006      1.115          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.337          1.394               --
                                                       2006      1.284          1.337               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.086           42,734
                                                       2006      1.001          1.071           19,622

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.440          1.572               --
                                                       2006      1.467          1.440               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.275          2.375               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.369          1.437           46,221
                                                       2006      1.246          1.369           47,199

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.103          1.161           19,739

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.967           25,383
                                                       2006      1.003          1.023           25,861

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.504          1.766               --
                                                       2006      1.550          1.504               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.045          1.084               --
                                                       2006      1.012          1.045               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.997          1.021               --
                                                       2006      0.981          0.997               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.390          1.409               --
                                                       2006      1.380          1.390               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.534          1.557               --
                                                       2006      1.504          1.534               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.390          1.412            6,466
                                                       2006      1.308          1.390            6,466

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.083           58,461
                                                       2006      0.996          1.045           62,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170               --
                                                       2006      1.070          1.130               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.051          1.071               --
                                                       2006      1.022          1.051               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.975          0.981               --
                                                       2005      0.972          0.975               --
                                                       2004      0.986          0.972          186,454
                                                       2003      1.000          0.986               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.099          1.158               --
                                                       2005      1.066          1.099            7,810
                                                       2004      1.000          1.066            7,810

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           20,970
                                                       2005      1.105          1.100           20,886
                                                       2004      1.040          1.105           19,893
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.052          1.116           22,480
                                                       2006      1.039          1.052           20,638
                                                       2005      1.040          1.039           19,436
                                                       2004      1.017          1.040           51,840
                                                       2003      1.000          1.017               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261               --
                                                       2005      1.893          1.976               --
                                                       2004      1.538          1.893               --
                                                       2003      1.000          1.538               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381               --
                                                       2004      1.254          1.303               --
                                                       2003      1.000          1.254               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.208          1.284               --
                                                       2005      1.234          1.208               --
                                                       2004      1.191          1.234               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.673          1.821               --
                                                       2005      1.525          1.673               --
                                                       2004      1.343          1.525               --
                                                       2003      1.000          1.343               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436               --
                                                       2004      1.315          1.409               --
                                                       2003      1.000          1.315               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.241          1.269               --
                                                       2005      1.240          1.241            8,596
                                                       2004      1.152          1.240            8,596
                                                       2003      1.000          1.152               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.426          1.472               --
                                                       2005      1.388          1.426            7,268
                                                       2004      1.287          1.388            7,137
                                                       2003      1.000          1.287               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343               --
                                                       2004      1.219          1.267               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.006               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      0.994          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           13,868
                                                       2004      1.209          1.366           33,604
                                                       2003      1.000          1.209               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469               --
                                                       2004      1.313          1.461               --
                                                       2003      1.000          1.313               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271            6,466
                                                       2004      1.164          1.265            6,466
                                                       2003      1.000          1.164               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           45,265
                                                       2004      1.000          1.114               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            5,892
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100               --
                                                       2004      1.000          1.088               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.025          1.012               --
                                                       2005      1.034          1.025               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.045          1.063               --
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2007      1.720          1.639               --
                                                       2006      1.520          1.720               --
                                                       2005      1.497          1.520               --
                                                       2004      1.307          1.497               --
                                                       2003      1.000          1.307               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2007      1.356          1.487               --
                                                       2006      1.302          1.356               --
                                                       2005      1.237          1.302               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                CONDENSED FINANCIAL INFORMATION -- VINTAGE ACCESS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.466          1.530               --
                                                       2005      1.429          1.466            3,836
                                                       2004      1.311          1.429            3,836
                                                       2003      1.000          1.311               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.427          1.390               --
                                                       2005      1.267          1.427               --
                                                       2004      1.193          1.267               --
                                                       2003      1.000          1.193               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      2.013          2.266          231,993
                                                       2006      1.705          2.013          249,436
                                                       2005      1.525          1.705          258,401
                                                       2004      1.371          1.525            7,782
                                                       2003      1.000          1.371               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.830          2.015           73,044
                                                       2006      1.694          1.830          101,727
                                                       2005      1.487          1.694          102,769
                                                       2004      1.348          1.487           32,876
                                                       2003      1.000          1.348               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.672          1.721          155,053
                                                       2006      1.481          1.672          162,729
                                                       2005      1.427          1.481          166,803
                                                       2004      1.319          1.427           20,001
                                                       2003      1.000          1.319               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.679          1.660               --
                                                       2005      1.449          1.679           28,114
                                                       2004      1.237          1.449               --
                                                       2003      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.757          2.285               --
                                                       2005      1.673          1.757               --
                                                       2004      1.299          1.673               --
                                                       2003      1.000          1.299               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           90,175
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.823          2.099          103,838
                                                       2006      1.667          1.823           32,219
                                                       2005      1.455          1.667          100,893
                                                       2004      1.287          1.455           72,462
                                                       2003      1.000          1.287               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.243          2.536          133,078
                                                       2006      2.036          2.243          100,243
                                                       2005      1.760          2.036          102,912
                                                       2004      1.440          1.760               --
                                                       2003      1.000          1.440               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.194          1.214           79,863
                                                       2006      1.030          1.194           38,034
                                                       2005      1.000          1.030           38,034

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.669          1.820           26,780
                                                       2006      1.566          1.669           20,584
                                                       2005      1.525          1.566           21,102
                                                       2004      1.396          1.525               --
                                                       2003      1.000          1.396               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.510          1.752               --
                                                       2005      1.393          1.510           18,573
                                                       2004      1.262          1.393           18,577
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490               --
                                                       2006      2.202          2.765            2,459
                                                       2005      1.763          2.202            2,459
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.099          2.375           31,982
                                                       2006      1.763          2.099           33,733
                                                       2005      1.632          1.763           33,733
                                                       2004      1.405          1.632           12,561
                                                       2003      1.000          1.405               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.675          2.000               --
                                                       2005      1.569          1.675               --
                                                       2004      1.380          1.569               --
                                                       2003      1.000          1.380               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.895          2.261               --
                                                       2006      1.706          1.895               --
                                                       2005      1.554          1.706               --
                                                       2004      1.316          1.554               --
                                                       2003      1.000          1.316               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           17,037
                                                       2004      1.330          1.498           10,908
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.454          1.546               --
                                                       2006      1.382          1.454               --
                                                       2005      1.326          1.382               --
                                                       2004      1.315          1.326               --
                                                       2003      1.000          1.315               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.635          1.627               --
                                                       2006      1.533          1.635           14,893
                                                       2005      1.401          1.533           14,893
                                                       2004      1.300          1.401           14,893
                                                       2003      1.000          1.300               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.500          1.594               --
                                                       2006      1.333          1.500           29,808
                                                       2005      1.304          1.333           29,808
                                                       2004      1.222          1.304           29,808
                                                       2003      1.000          1.222               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.526          1.522               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.355          1.399               --
                                                       2006      1.251          1.355           22,620
                                                       2005      1.224          1.251           22,620
                                                       2004      1.189          1.224           22,620
                                                       2003      1.000          1.189               --

  LMPVET Capital Subaccount (3/03)...................  2007      1.543          1.540          365,891
                                                       2006      1.385          1.543          365,891
                                                       2005      1.342          1.385          442,194
                                                       2004      1.284          1.342          321,369
                                                       2003      1.000          1.284           29,347

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.392          1.452               --
                                                       2006      1.204          1.392               --
                                                       2005      1.230          1.204               --
                                                       2004      1.214          1.230               --
                                                       2003      1.000          1.214               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.573          1.617          304,189
                                                       2006      1.394          1.573          317,764
                                                       2005      1.364          1.394          330,306
                                                       2004      1.262          1.364               --
                                                       2003      1.000          1.262               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.756          1.742            3,670
                                                       2006      1.533          1.756            3,670
                                                       2005      1.493          1.533            3,670
                                                       2004      1.407          1.493            3,670
                                                       2003      1.000          1.407               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (3/03).............  2007      1.667          1.714          297,947
                                                       2006      1.476          1.667          297,947
                                                       2005      1.413          1.476          297,947
                                                       2004      1.308          1.413          183,240
                                                       2003      1.000          1.308               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.737          1.769            3,746
                                                       2006      1.499          1.737            3,750
                                                       2005      1.435          1.499            3,754
                                                       2004      1.326          1.435            3,758
                                                       2003      1.000          1.326               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.438          1.484               --
                                                       2006      1.402          1.438               --
                                                       2005      1.360          1.402               --
                                                       2004      1.382          1.360               --
                                                       2003      1.000          1.382               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.677          1.761               --
                                                       2006      1.490          1.677               --
                                                       2005      1.404          1.490               --
                                                       2004      1.297          1.404               --
                                                       2003      1.000          1.297               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.481          1.503               --
                                                       2006      1.345          1.481               --
                                                       2005      1.326          1.345               --
                                                       2004      1.267          1.326               --
                                                       2003      1.000          1.267               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.962          2.115               --
                                                       2006      1.775          1.962               --
                                                       2005      1.726          1.775               --
                                                       2004      1.530          1.726               --
                                                       2003      1.000          1.530               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.169          1.168               --
                                                       2006      1.131          1.169           15,237
                                                       2005      1.125          1.131           15,237
                                                       2004      1.076          1.125           31,835
                                                       2003      1.000          1.076               --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.402          1.379           65,047
                                                       2006      1.289          1.402           20,064
                                                       2005      1.282          1.289           96,818
                                                       2004      1.184          1.282           96,818
                                                       2003      1.000          1.184               --

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.011          1.040               --
                                                       2006      0.986          1.011          432,175
                                                       2005      0.978          0.986               --
                                                       2004      0.989          0.978          325,340
                                                       2003      1.000          0.989               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.852          1.974               --
                                                       2006      1.674          1.852               --
                                                       2005      1.628          1.674               --
                                                       2004      1.437          1.628               --
                                                       2003      1.000          1.437               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.760          1.844               --
                                                       2006      1.520          1.760               --
                                                       2005      1.491          1.520               --
                                                       2004      1.404          1.491               --
                                                       2003      1.000          1.404               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           23,797
                                                       2005      1.369          1.385           23,797
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618           65,704
                                                       2004      1.255          1.525           65,704
                                                       2003      1.000          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.696          1.776               --
                                                       2006      1.606          1.696            2,019

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.761          1.769            2,019

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.193          1.158           13,916
                                                       2006      1.122          1.193            9,317

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      2.034          1.976           85,123
                                                       2006      1.851          2.034           37,665

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.697          2.170           28,114
                                                       2006      1.660          1.697           28,114

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.204          1.064               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.073          1.091           12,013
                                                       2006      1.001          1.073           35,795

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.069          1.054           79,328
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.468          1.610               --
                                                       2006      1.490          1.468               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.219          1.331               --
                                                       2006      1.232          1.219               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.323          2.433               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.387          1.464               --
                                                       2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189            7,181

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.559          1.604           53,324
                                                       2006      1.453          1.559           53,324

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.105          1.218               --
                                                       2006      1.052          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.156          1.208           43,463
                                                       2006      1.119          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.026          0.975          119,403
                                                       2006      1.003          1.026          153,685

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.532          1.808            2,088
                                                       2006      1.574          1.532            2,088

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.069          1.112           21,009
                                                       2006      1.000          1.069            2,785

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.404          1.375           37,389
                                                       2006      1.000          1.404           37,389

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.417          1.443           11,350
                                                       2006      1.402          1.417           11,350

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.563          1.594           33,084
                                                       2006      1.527          1.563           33,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.416          1.446          112,787
                                                       2006      1.328          1.416          111,677

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.100          1.121               --
                                                       2006      1.115          1.100            7,181
                                                       2005      1.114          1.115            7,181
                                                       2004      1.044          1.114            7,181
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.073          1.143           35,617
                                                       2006      1.054          1.073           56,931
                                                       2005      1.049          1.054           56,931
                                                       2004      1.021          1.049          127,566
                                                       2003      1.000          1.021               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.160          2.335               --
                                                       2006      1.725          2.160               --
                                                       2005      1.568          1.725               --
                                                       2004      1.377          1.568               --
                                                       2003      1.000          1.377               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.304          2.457               --
                                                       2006      2.004          2.304               --
                                                       2005      1.910          2.004               --
                                                       2004      1.544          1.910               --
                                                       2003      1.000          1.544               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.401          1.490               --
                                                       2005      1.314          1.401               --
                                                       2004      1.259          1.314               --
                                                       2003      1.000          1.259               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.456          1.527               --
                                                       2005      1.421          1.456           33,092
                                                       2004      1.320          1.421            3,849
                                                       2003      1.000          1.320               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.362          1.402               --
                                                       2005      1.278          1.362            6,853
                                                       2004      1.224          1.278               --
                                                       2003      1.000          1.224               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.073               --
                                                       2005      0.994          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.042               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.044          1.033               --
                                                       2005      1.050          1.044            2,785
                                                       2004      1.042          1.050               --
                                                       2003      1.000          1.042               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.514          1.606               --
                                                       2005      1.379          1.514            2,019
                                                       2004      1.214          1.379               --
                                                       2003      1.000          1.214               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.489          1.574               --
                                                       2005      1.474          1.489            2,088
                                                       2004      1.318          1.474               --
                                                       2003      1.000          1.318               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.288          1.328               --
                                                       2005      1.277          1.288          112,890
                                                       2004      1.168          1.277           32,407
                                                       2003      1.000          1.168               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.613          1.851               --
                                                       2005      1.503          1.613           37,665
                                                       2004      1.324          1.503               --
                                                       2003      1.000          1.324               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372           53,324
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.372          1.430               --
                                                       2005      1.372          1.372            4,408
                                                       2004      1.270          1.372               --
                                                       2003      1.000          1.270               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.122               --
                                                       2005      1.000          0.980            9,317

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.321          1.369               --
                                                       2005      1.250          1.321           37,389
                                                       2004      1.228          1.250               --
                                                       2003      1.000          1.228               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.358          1.557               --
                                                       2006      1.347          1.358               --
                                                       2005      1.273          1.347               --
                                                       2004      1.213          1.273               --
                                                       2003      1.000          1.213               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.201          1.254               --
                                                       2005      1.172          1.201               --
                                                       2004      1.076          1.172               --
                                                       2003      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.234          1.201               --
                                                       2005      1.096          1.234               --
                                                       2004      1.033          1.096               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.561          1.757           39,549
                                                       2006      1.323          1.561           35,939
                                                       2005      1.184          1.323           35,940
                                                       2004      1.065          1.184               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.414          1.556           81,188
                                                       2006      1.310          1.414           73,070
                                                       2005      1.150          1.310           73,074
                                                       2004      1.044          1.150               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.344          1.383           91,509
                                                       2006      1.191          1.344           82,440
                                                       2005      1.148          1.191           82,451
                                                       2004      1.062          1.148               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.435          1.418               --
                                                       2005      1.239          1.435               --
                                                       2004      1.058          1.239               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.423          1.849               --
                                                       2005      1.355          1.423               --
                                                       2004      1.053          1.355               --
                                                       2003      1.000          1.053               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294               --
                                                       2004      1.067          1.199               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.482          1.706               --
                                                       2006      1.355          1.482               --
                                                       2005      1.184          1.355               --
                                                       2004      1.048          1.184               --
                                                       2003      1.000          1.048               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.679          1.897               --
                                                       2006      1.525          1.679               --
                                                       2005      1.319          1.525               --
                                                       2004      1.080          1.319               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.193          1.213               --
                                                       2006      1.030          1.193               --
                                                       2005      1.000          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.232          1.342               --
                                                       2006      1.157          1.232               --
                                                       2005      1.127          1.157               --
                                                       2004      1.031          1.127               --
                                                       2003      1.000          1.031               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.260          1.462               --
                                                       2005      1.164          1.260               --
                                                       2004      1.055          1.164               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.073          2.615               --
                                                       2006      1.652          2.073               --
                                                       2005      1.323          1.652               --
                                                       2004      1.083          1.323               --
                                                       2003      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.590          1.798               --
                                                       2006      1.336          1.590               --
                                                       2005      1.238          1.336               --
                                                       2004      1.066          1.238               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.307          1.560               --
                                                       2005      1.226          1.307               --
                                                       2004      1.078          1.226               --
                                                       2003      1.000          1.078               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.490          1.777               --
                                                       2006      1.342          1.490               --
                                                       2005      1.223          1.342               --
                                                       2004      1.036          1.223               --
                                                       2003      1.000          1.036               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.202          1.344               --
                                                       2005      1.180          1.202               --
                                                       2004      1.048          1.180               --
                                                       2003      1.000          1.048               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.133          1.204               --
                                                       2006      1.077          1.133               --
                                                       2005      1.034          1.077               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.350          1.342           27,439
                                                       2006      1.267          1.350           27,445
                                                       2005      1.158          1.267           27,451
                                                       2004      1.075          1.158               --
                                                       2003      1.000          1.075               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.297          1.378               --
                                                       2006      1.154          1.297               --
                                                       2005      1.129          1.154               --
                                                       2004      1.059          1.129               --
                                                       2003      1.000          1.059               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.276          1.273               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.191          1.229           21,699
                                                       2006      1.100          1.191            6,382
                                                       2005      1.077          1.100            6,388
                                                       2004      1.047          1.077               --
                                                       2003      1.000          1.047               --

  LMPVET Capital Subaccount (3/03)...................  2007      1.277          1.274               --
                                                       2006      1.147          1.277               --
                                                       2005      1.112          1.147               --
                                                       2004      1.065          1.112               --
                                                       2003      1.000          1.065               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.197          1.248               --
                                                       2006      1.036          1.197               --
                                                       2005      1.059          1.036               --
                                                       2004      1.046          1.059               --
                                                       2003      1.000          1.046               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.320          1.356               --
                                                       2006      1.170          1.320               --
                                                       2005      1.145          1.170               --
                                                       2004      1.061          1.145               --
                                                       2003      1.000          1.061               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.330          1.320               --
                                                       2006      1.163          1.330               --
                                                       2005      1.132          1.163               --
                                                       2004      1.068          1.132               --
                                                       2003      1.000          1.068               --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.362          1.400               --
                                                       2006      1.207          1.362               --
                                                       2005      1.156          1.207               --
                                                       2004      1.070          1.156               --
                                                       2003      1.000          1.070               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.401          1.426               --
                                                       2006      1.209          1.401               --
                                                       2005      1.158          1.209               --
                                                       2004      1.071          1.158               --
                                                       2003      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.083          1.117               --
                                                       2006      1.056          1.083               --
                                                       2005      1.025          1.056               --
                                                       2004      1.042          1.025               --
                                                       2003      1.000          1.042               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.337          1.404               --
                                                       2006      1.189          1.337               --
                                                       2005      1.120          1.189               --
                                                       2004      1.036          1.120               --
                                                       2003      1.000          1.036               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.239          1.257               --
                                                       2006      1.126          1.239               --
                                                       2005      1.110          1.126               --
                                                       2004      1.061          1.110               --
                                                       2003      1.000          1.061               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.346          1.451               --
                                                       2006      1.219          1.346               --
                                                       2005      1.186          1.219               --
                                                       2004      1.051          1.186               --
                                                       2003      1.000          1.051               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.991          0.993               --
                                                       2004      1.000          0.991               --
                                                       2003      1.000          1.000               --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.110          1.109               --
                                                       2006      1.075          1.110               --
                                                       2005      1.070          1.075               --
                                                       2004      1.023          1.070               --
                                                       2003      1.000          1.023               --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.224          1.203               --
                                                       2006      1.126          1.224               --
                                                       2005      1.120          1.126               --
                                                       2004      1.035          1.120               --
                                                       2003      1.000          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.018          1.047               --
                                                       2006      0.993          1.018               --
                                                       2005      0.986          0.993               --
                                                       2004      0.998          0.986               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.352          1.441               --
                                                       2006      1.223          1.352               --
                                                       2005      1.190          1.223               --
                                                       2004      1.050          1.190               --
                                                       2003      1.000          1.050               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.335          1.399               --
                                                       2006      1.154          1.335               --
                                                       2005      1.132          1.154               --
                                                       2004      1.067          1.132               --
                                                       2003      1.000          1.067               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.380          1.432               --
                                                       2006      1.201          1.380               --
                                                       2005      1.188          1.201               --
                                                       2004      1.076          1.188               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.529          1.683               --
                                                       2006      1.390          1.529            3,420
                                                       2005      1.311          1.390            3,423
                                                       2004      1.079          1.311               --
                                                       2003      1.000          1.079               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.450          1.518               --
                                                       2006      1.373          1.450               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.505          1.512               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.192          1.156               --
                                                       2006      1.122          1.192               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.656          1.609               --
                                                       2006      1.508          1.656               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.449          1.852               --
                                                       2006      1.418          1.449               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.203          1.063               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.069          1.053           16,831
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.210          1.327               --
                                                       2006      1.229          1.210               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.218          1.329               --
                                                       2006      1.231          1.218               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.843          1.929               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.385          1.461               --
                                                       2006      1.257          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.216          1.015               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.093          1.154               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.361          1.400               --
                                                       2006      1.270          1.361               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.104          1.217               --
                                                       2006      1.052          1.104               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.154          1.206               --
                                                       2006      1.117          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.026          0.974               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.183          1.396               --
                                                       2006      1.216          1.183               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.040          1.081           41,879
                                                       2006      1.000          1.040           41,879

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.181          1.156               --
                                                       2006      1.000          1.181               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.217          1.240               --
                                                       2006      1.205          1.217               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.254          1.278               --
                                                       2006      1.226          1.254               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.069               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.075               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.074               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.051          1.075               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.273          1.299               --
                                                       2006      1.194          1.273               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.048          1.091               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.139               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.068          1.088               --
                                                       2006      1.083          1.068               --
                                                       2005      1.083          1.083               --
                                                       2004      1.015          1.083               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.065          1.135            9,392
                                                       2006      1.047          1.065            9,404
                                                       2005      1.043          1.047            9,418
                                                       2004      1.015          1.043               --
                                                       2003      1.000          1.015               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.714          1.852               --
                                                       2006      1.369          1.714               --
                                                       2005      1.246          1.369               --
                                                       2004      1.094          1.246               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.608          1.714               --
                                                       2006      1.399          1.608               --
                                                       2005      1.334          1.399               --
                                                       2004      1.079          1.334               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.156          1.229               --
                                                       2005      1.085          1.156               --
                                                       2004      1.040          1.085               --
                                                       2003      1.000          1.040               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.168          1.226               --
                                                       2005      1.141          1.168               --
                                                       2004      1.060          1.141               --
                                                       2003      1.000          1.060               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.171          1.205               --
                                                       2005      1.099          1.171               --
                                                       2004      1.053          1.099               --
                                                       2003      1.000          1.053               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.005          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072               --
                                                       2005      0.994          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (3/03).........  2006      1.016          1.005               --
                                                       2005      1.023          1.016           41,879
                                                       2004      1.015          1.023               --
                                                       2003      1.000          1.015               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.295          1.373               --
                                                       2005      1.180          1.295               --
                                                       2004      1.039          1.180               --
                                                       2003      1.000          1.039               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.151          1.216               --
                                                       2005      1.140          1.151               --
                                                       2004      1.019          1.140               --
                                                       2003      1.000          1.019               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.159          1.194               --
                                                       2005      1.149          1.159               --
                                                       2004      1.052          1.149               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257               --
                                                       2005      1.117          1.165               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.314          1.508               --
                                                       2005      1.225          1.314               --
                                                       2004      1.080          1.225               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.198          1.270               --
                                                       2005      1.154          1.198               --
                                                       2004      1.060          1.154               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.152          1.201               --
                                                       2005      1.153          1.152               --
                                                       2004      1.067          1.153               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.231               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.122               --
                                                       2005      1.000          0.979               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.112          1.153               --
                                                       2005      1.053          1.112               --
                                                       2004      1.035          1.053               --
                                                       2003      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.128          1.292               --
                                                       2006      1.119          1.128               --
                                                       2005      1.058          1.119               --
                                                       2004      1.009          1.058               --
                                                       2003      1.000          1.009               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.458          1.521                --
                                                       2005      1.424          1.458            14,622
                                                       2004      1.309          1.424           239,175
                                                       2003      1.000          1.309           154,743

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419                --
                                                       2004      1.192          1.263                --
                                                       2003      1.000          1.192                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.998          2.245           208,526
                                                       2006      1.696          1.998           352,227
                                                       2005      1.520          1.696           311,115
                                                       2004      1.369          1.520           152,636
                                                       2003      1.000          1.369             7,894

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.816          1.996           604,397
                                                       2006      1.684          1.816           891,439
                                                       2005      1.482          1.684         1,157,392
                                                       2004      1.346          1.482           542,670
                                                       2003      1.000          1.346           119,024

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.659          1.705           409,954
                                                       2006      1.472          1.659           693,728
                                                       2005      1.422          1.472           738,222
                                                       2004      1.317          1.422           433,106
                                                       2003      1.000          1.317             3,553

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            20,620
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           103,561
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            17,336
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.809          2.079            35,650
                                                       2006      1.657          1.809            37,277
                                                       2005      1.450          1.657            41,948
                                                       2004      1.285          1.450            11,282
                                                       2003      1.000          1.285                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.227          2.512            96,222
                                                       2006      2.025          2.227           167,194
                                                       2005      1.754          2.025           143,326
                                                       2004      1.438          1.754            18,434
                                                       2003      1.000          1.438                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.190          1.208             1,864
                                                       2006      1.029          1.190                --
                                                       2005      1.000          1.029                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.656          1.802            46,270
                                                       2006      1.558          1.656            56,953
                                                       2005      1.520          1.558            66,022
                                                       2004      1.393          1.520            45,755
                                                       2003      1.000          1.393                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501           195,115
                                                       2004      1.260          1.388           129,222
                                                       2003      1.000          1.260            80,498

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            26,064
                                                       2006      2.191          2.745            84,885
                                                       2005      1.757          2.191           115,785
                                                       2004      1.440          1.757            10,803
                                                       2003      1.000          1.440                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.083          2.352            52,970
                                                       2006      1.753          2.083           101,112
                                                       2005      1.627          1.753           200,936
                                                       2004      1.403          1.627            32,716
                                                       2003      1.000          1.403                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           281,583
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.881          2.240            11,583
                                                       2006      1.697          1.881            11,583
                                                       2005      1.548          1.697            11,583
                                                       2004      1.314          1.548             9,204
                                                       2003      1.000          1.314             7,826

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            63,025
                                                       2004      1.329          1.493             1,482
                                                       2003      1.000          1.329                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.443          1.533                --
                                                       2006      1.374          1.443                --
                                                       2005      1.321          1.374                --
                                                       2004      1.313          1.321                --
                                                       2003      1.000          1.313                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.623          1.611            54,829
                                                       2006      1.525          1.623            83,434
                                                       2005      1.396          1.525           167,427
                                                       2004      1.298          1.396           264,720
                                                       2003      1.000          1.298            77,320

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.488          1.579           183,049
                                                       2006      1.325          1.488           191,640
                                                       2005      1.299          1.325           222,148
                                                       2004      1.221          1.299           147,770
                                                       2003      1.000          1.221                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.512          1.508             9,876

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.345          1.386           840,086
                                                       2006      1.244          1.345         1,130,686
                                                       2005      1.220          1.244         1,439,374
                                                       2004      1.187          1.220         1,316,949
                                                       2003      1.000          1.187           201,847

  LMPVET Capital Subaccount (3/03)...................  2007      1.531          1.525           686,549
                                                       2006      1.377          1.531           872,767
                                                       2005      1.338          1.377         1,049,838
                                                       2004      1.282          1.338           978,760
                                                       2003      1.000          1.282           147,033

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.381          1.438            50,956
                                                       2006      1.197          1.381            54,142
                                                       2005      1.226          1.197            58,139
                                                       2004      1.212          1.226            27,517
                                                       2003      1.000          1.212                --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.561          1.602           101,790
                                                       2006      1.386          1.561           136,974
                                                       2005      1.359          1.386           140,639
                                                       2004      1.260          1.359            63,632
                                                       2003      1.000          1.260                --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.742          1.726           104,702
                                                       2006      1.525          1.742           125,764
                                                       2005      1.487          1.525           152,231
                                                       2004      1.405          1.487           189,617
                                                       2003      1.000          1.405             7,465

  LMPVET Global Equity Subaccount (3/03).............  2007      1.654          1.697           535,407
                                                       2006      1.468          1.654           544,404
                                                       2005      1.408          1.468           553,251
                                                       2004      1.306          1.408           338,277
                                                       2003      1.000          1.306                --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.724          1.752             8,277
                                                       2006      1.490          1.724             9,195
                                                       2005      1.430          1.490             9,199
                                                       2004      1.324          1.430             1,406
                                                       2003      1.000          1.324                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.427          1.470            20,599
                                                       2006      1.395          1.427            17,951
                                                       2005      1.355          1.395            18,436
                                                       2004      1.380          1.355            18,411
                                                       2003      1.000          1.380                --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.665          1.745            59,260
                                                       2006      1.482          1.665            60,112
                                                       2005      1.399          1.482           101,444
                                                       2004      1.295          1.399           290,824
                                                       2003      1.000          1.295                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.470          1.490                --
                                                       2006      1.338          1.470            18,133
                                                       2005      1.321          1.338            18,193
                                                       2004      1.265          1.321            18,112
                                                       2003      1.000          1.265             8,364

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.947          2.095            28,964
                                                       2006      1.765          1.947            48,764
                                                       2005      1.720          1.765            20,331
                                                       2004      1.527          1.720            11,011
                                                       2003      1.000          1.527            11,011

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            59,114
                                                       2006      0.988          1.006            92,288
                                                       2005      0.987          0.988           102,498
                                                       2004      0.997          0.987           277,373
                                                       2003      1.000          0.997                --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.160          1.157           207,848
                                                       2006      1.125          1.160           214,333
                                                       2005      1.121          1.125           213,996
                                                       2004      1.074          1.121           103,953
                                                       2003      1.000          1.074                --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.392          1.366            61,599
                                                       2006      1.282          1.392            77,047
                                                       2005      1.277          1.282           134,861
                                                       2004      1.182          1.277           157,571
                                                       2003      1.000          1.182                --

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.003          1.030            23,318
                                                       2006      0.980          1.003                --
                                                       2005      0.975          0.980            10,329
                                                       2004      0.988          0.975           183,524
                                                       2003      1.000          0.988             6,840

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.839          1.958                --
                                                       2006      1.665          1.839                --
                                                       2005      1.622          1.665                --
                                                       2004      1.434          1.622                --
                                                       2003      1.000          1.434                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747             6,365
                                                       2005      1.485          1.512             1,675
                                                       2004      1.402          1.485           104,060
                                                       2003      1.000          1.402           102,702

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           216,659
                                                       2005      1.364          1.378           221,399
                                                       2004      1.238          1.364           143,847
                                                       2003      1.000          1.238                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           131,615
                                                       2005      1.520          1.610           173,155
                                                       2004      1.253          1.520            38,251
                                                       2003      1.000          1.253                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683            82,202

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.747          1.753            66,948

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.190          1.152            16,312
                                                       2006      1.120          1.190                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      2.019          1.958            90,386
                                                       2006      1.839          2.019            63,837

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.684          2.149            29,643
                                                       2006      1.649          1.684            54,161

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.200          1.059            20,307

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.072          1.087           383,693
                                                       2006      1.001          1.072           171,873

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.068          1.051           139,118
                                                       2006      0.970          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.457          1.594                --
                                                       2006      1.480          1.457                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.304          2.410             8,322

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.380          1.453           150,373
                                                       2006      1.254          1.380            86,479

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.013            37,701
                                                       2006      1.003          1.215            64,528

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178           219,360

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.547          1.589             9,444
                                                       2006      1.445          1.547             9,481

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.149          1.199           227,032
                                                       2006      1.114          1.149           340,509

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.025          0.972           143,102
                                                       2006      1.003          1.025           158,242

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.521          1.791            14,695
                                                       2006      1.564          1.521                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.061          1.101            38,097
                                                       2006      1.000          1.061            46,274

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.393          1.362                --
                                                       2006      1.000          1.393                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.406          1.430            38,087
                                                       2006      1.393          1.406            41,136

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.551          1.579           154,005
                                                       2006      1.518          1.551           249,144

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.071           117,952
                                                       2006      1.002          1.045           120,201

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050           264,955

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.072                --
                                                       2006      1.002          1.055           267,079

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.405          1.432           461,771
                                                       2006      1.320          1.405           569,992

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.047          1.088           345,954
                                                       2006      0.996          1.047           644,897

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136                --
                                                       2006      0.998          1.064                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           180,266
                                                       2005      1.110          1.109           208,749
                                                       2004      1.042          1.110           157,639
                                                       2003      1.000          1.042             8,555

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.064          1.132           464,098
                                                       2006      1.048          1.064           589,101
                                                       2005      1.046          1.048           611,269
                                                       2004      1.019          1.046           458,318
                                                       2003      1.000          1.019                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144                --
                                                       2005      1.563          1.716                --
                                                       2004      1.375          1.563                --
                                                       2003      1.000          1.375                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286            51,733
                                                       2005      1.903          1.993            26,730
                                                       2004      1.541          1.903            13,240
                                                       2003      1.000          1.541                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393                --
                                                       2004      1.257          1.309                --
                                                       2003      1.000          1.257                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           225,054
                                                       2004      1.318          1.416            83,992
                                                       2003      1.000          1.318             9,187

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354            32,294
                                                       2004      1.222          1.274             2,890
                                                       2003      1.000          1.222                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      0.994          1.036           247,822

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           110,895

  Travelers Managed Income Subaccount (3/03).........  2006      1.038          1.026                --
                                                       2005      1.047          1.038            96,640
                                                       2004      1.040          1.047            89,889
                                                       2003      1.000          1.040                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506            79,498
                                                       2004      1.212          1.374                --
                                                       2003      1.000          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481                --
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281           687,194
                                                       2004      1.167          1.272           170,874
                                                       2003      1.000          1.167            12,195

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           359,684
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604            66,903
                                                       2004      1.322          1.497            27,609
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364             6,297
                                                       2004      1.210          1.316                --
                                                       2003      1.000          1.210                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           285,343
                                                       2004      1.000          1.090           123,208

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365             2,341
                                                       2004      1.268          1.367                --
                                                       2003      1.000          1.268                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.314          1.361                --
                                                       2005      1.246          1.314                --
                                                       2004      1.226          1.246                --
                                                       2003      1.000          1.226                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.348          1.542            23,362
                                                       2006      1.339          1.348            23,362
                                                       2005      1.269          1.339            23,362
                                                       2004      1.211          1.269            11,895
                                                       2003      1.000          1.211                --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.196          1.248             --
                                                       2005      1.170          1.196             --
                                                       2004      1.075          1.170             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.229          1.194             --
                                                       2005      1.094          1.229             --
                                                       2004      1.033          1.094             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.552          1.742             --
                                                       2006      1.318          1.552             --
                                                       2005      1.181          1.318             --
                                                       2004      1.065          1.181             --
                                                       2003      1.000          1.065             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.405          1.544             --
                                                       2006      1.304          1.405             --
                                                       2005      1.148          1.304             --
                                                       2004      1.043          1.148             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.336          1.372             --
                                                       2006      1.186          1.336             --
                                                       2005      1.146          1.186             --
                                                       2004      1.062          1.146             --
                                                       2003      1.000          1.062             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.429          1.411             --
                                                       2005      1.236          1.429             --
                                                       2004      1.058          1.236             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.417          1.838             --
                                                       2005      1.352          1.417             --
                                                       2004      1.052          1.352             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401             --
                                                       2005      1.199          1.291             --
                                                       2004      1.073          1.199             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433             --
                                                       2005      1.197          1.289             --
                                                       2004      1.067          1.197             --
                                                       2003      1.000          1.067             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.473          1.692             --
                                                       2006      1.350          1.473             --
                                                       2005      1.181          1.350             --
                                                       2004      1.047          1.181             --
                                                       2003      1.000          1.047             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.669          1.881             --
                                                       2006      1.518          1.669             --
                                                       2005      1.316          1.518             --
                                                       2004      1.079          1.316             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.189          1.206             --
                                                       2006      1.028          1.189             --
                                                       2005      1.000          1.028             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.224          1.331             --
                                                       2006      1.152          1.224             --
                                                       2005      1.124          1.152             --
                                                       2004      1.031          1.124             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.255          1.453             --
                                                       2005      1.161          1.255             --
                                                       2004      1.054          1.161             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.060          2.594             --
                                                       2006      1.645          2.060             --
                                                       2005      1.320          1.645             --
                                                       2004      1.082          1.320             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.580          1.783             --
                                                       2006      1.331          1.580             --
                                                       2005      1.235          1.331             --
                                                       2004      1.066          1.235             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.302          1.550             --
                                                       2005      1.223          1.302             --
                                                       2004      1.078          1.223             --
                                                       2003      1.000          1.078             --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.481          1.762             --
                                                       2006      1.337          1.481             --
                                                       2005      1.220          1.337             --
                                                       2004      1.036          1.220             --
                                                       2003      1.000          1.036             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.197          1.336             --
                                                       2005      1.177          1.197             --
                                                       2004      1.048          1.177             --
                                                       2003      1.000          1.048             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.126          1.196             --
                                                       2006      1.072          1.126             --
                                                       2005      1.032          1.072             --
                                                       2004      1.026          1.032             --
                                                       2003      1.000          1.026             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.342          1.331             --
                                                       2006      1.261          1.342             --
                                                       2005      1.155          1.261             --
                                                       2004      1.075          1.155             --
                                                       2003      1.000          1.075             --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.289          1.367             --
                                                       2006      1.149          1.289             --
                                                       2005      1.126          1.149             --
                                                       2004      1.059          1.126             --
                                                       2003      1.000          1.059             --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.266          1.262             --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.183          1.219             --
                                                       2006      1.095          1.183             --
                                                       2005      1.074          1.095             --
                                                       2004      1.046          1.074             --
                                                       2003      1.000          1.046             --

  LMPVET Capital Subaccount (3/03)...................  2007      1.269          1.263             --
                                                       2006      1.142          1.269             --
                                                       2005      1.110          1.142             --
                                                       2004      1.064          1.110             --
                                                       2003      1.000          1.064             --

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.189          1.238             --
                                                       2006      1.031          1.189             --
                                                       2005      1.057          1.031             --
                                                       2004      1.045          1.057             --
                                                       2003      1.000          1.045             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.311          1.345             --
                                                       2006      1.165          1.311             --
                                                       2005      1.143          1.165             --
                                                       2004      1.060          1.143             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.322          1.309             --
                                                       2006      1.158          1.322             --
                                                       2005      1.130          1.158             --
                                                       2004      1.068          1.130             --
                                                       2003      1.000          1.068             --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.354          1.389             --
                                                       2006      1.202          1.354             --
                                                       2005      1.154          1.202             --
                                                       2004      1.070          1.154             --
                                                       2003      1.000          1.070             --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.392          1.414             --
                                                       2006      1.204          1.392             --
                                                       2005      1.156          1.204             --
                                                       2004      1.071          1.156             --
                                                       2003      1.000          1.071             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.076          1.108             --
                                                       2006      1.052          1.076             --
                                                       2005      1.022          1.052             --
                                                       2004      1.042          1.022             --
                                                       2003      1.000          1.042             --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.329          1.392             --
                                                       2006      1.184          1.329             --
                                                       2005      1.118          1.184             --
                                                       2004      1.035          1.118             --
                                                       2003      1.000          1.035             --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.231          1.247             --
                                                       2006      1.121          1.231             --
                                                       2005      1.107          1.121             --
                                                       2004      1.061          1.107             --
                                                       2003      1.000          1.061             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.338          1.439             --
                                                       2006      1.213          1.338             --
                                                       2005      1.183          1.213             --
                                                       2004      1.051          1.183             --
                                                       2003      1.000          1.051             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.007          0.998             --
                                                       2006      0.989          1.007             --
                                                       2005      0.988          0.989             --
                                                       2004      0.999          0.988             --
                                                       2003      1.000          0.999             --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.103          1.100             --
                                                       2006      1.071          1.103             --
                                                       2005      1.068          1.071             --
                                                       2004      1.023          1.068             --
                                                       2003      1.000          1.023             --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.217          1.193             --
                                                       2006      1.121          1.217             --
                                                       2005      1.117          1.121             --
                                                       2004      1.035          1.117             --
                                                       2003      1.000          1.035             --

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.012          1.038             --
                                                       2006      0.989          1.012             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.344          1.431             --
                                                       2006      1.217          1.344             --
                                                       2005      1.187          1.217             --
                                                       2004      1.050          1.187             --
                                                       2003      1.000          1.050             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.327          1.389             --
                                                       2006      1.149          1.327             --
                                                       2005      1.129          1.149             --
                                                       2004      1.066          1.129             --
                                                       2003      1.000          1.066             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.423             --
                                                       2006      1.196          1.372             --
                                                       2005      1.185          1.196             --
                                                       2004      1.076          1.185             --
                                                       2003      1.000          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.519          1.671             --
                                                       2006      1.384          1.519             --
                                                       2005      1.308          1.384             --
                                                       2004      1.079          1.308             --
                                                       2003      1.000          1.079             --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.440          1.507             --
                                                       2006      1.366          1.440             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.495          1.499             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.189          1.151             --
                                                       2006      1.120          1.189             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.646          1.596             --
                                                       2006      1.500          1.646             --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.440          1.837             --
                                                       2006      1.411          1.440             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.199          1.058             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.071          1.086             --
                                                       2006      1.001          1.071             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.050             --
                                                       2006      0.970          1.067             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.202          1.316             --
                                                       2006      1.223          1.202             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.214          1.323             --
                                                       2006      1.229          1.214             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.830          1.913             --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.378          1.450             --
                                                       2006      1.252          1.378             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.012             --
                                                       2006      1.003          1.215             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.085          1.144             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.353          1.388             --
                                                       2006      1.263          1.353             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.212             --
                                                       2006      1.050          1.101             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.148          1.197             --
                                                       2006      1.113          1.148             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.024          0.971             --
                                                       2006      1.003          1.024             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.176          1.384             --
                                                       2006      1.210          1.176             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.033          1.072             --
                                                       2006      1.000          1.033             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.174          1.147             --
                                                       2006      1.000          1.174             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.210          1.229             --
                                                       2006      1.199          1.210             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.246          1.268             --
                                                       2006      1.220          1.246             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.066             --
                                                       2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.071             --
                                                       2006      1.001          1.038             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.070             --
                                                       2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.071             --
                                                       2006      1.002          1.050             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.071             --
                                                       2006      1.002          1.055             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.265          1.288             --
                                                       2006      1.188          1.265             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.046          1.087             --
                                                       2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136             --
                                                       2006      0.998          1.064             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.062          1.081             --
                                                       2006      1.078          1.062             --
                                                       2005      1.080          1.078             --
                                                       2004      1.014          1.080             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.058          1.126             --
                                                       2006      1.043          1.058             --
                                                       2005      1.041          1.043             --
                                                       2004      1.015          1.041             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.703          1.840             --
                                                       2006      1.364          1.703             --
                                                       2005      1.243          1.364             --
                                                       2004      1.094          1.243             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.598          1.702             --
                                                       2006      1.393          1.598             --
                                                       2005      1.331          1.393             --
                                                       2004      1.078          1.331             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.151          1.223             --
                                                       2005      1.082          1.151             --
                                                       2004      1.039          1.082             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.163          1.220             --
                                                       2005      1.139          1.163             --
                                                       2004      1.060          1.139             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.166          1.199             --
                                                       2005      1.097          1.166             --
                                                       2004      1.053          1.097             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.008             --
                                                       2005      1.005          1.007             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071             --
                                                       2005      0.994          1.036             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092             --
                                                       2005      1.000          1.049             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040             --
                                                       2005      1.000          1.022             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.012          1.000             --
                                                       2005      1.021          1.012             --
                                                       2004      1.015          1.021             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.289          1.366             --
                                                       2005      1.177          1.289             --
                                                       2004      1.039          1.177             --
                                                       2003      1.000          1.039             --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.146          1.210             --
                                                       2005      1.137          1.146             --
                                                       2004      1.019          1.137             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.154          1.188             --
                                                       2005      1.146          1.154             --
                                                       2004      1.051          1.146             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252             --
                                                       2005      1.116          1.162             --
                                                       2004      1.000          1.116             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.309          1.500             --
                                                       2005      1.222          1.309             --
                                                       2004      1.080          1.222             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.193          1.263             --
                                                       2005      1.151          1.193             --
                                                       2004      1.060          1.151             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050             --
                                                       2005      1.000          1.000             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113             --
                                                       2005      1.089          1.104             --
                                                       2004      1.000          1.089             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.147          1.195             --
                                                       2005      1.150          1.147             --
                                                       2004      1.067          1.150             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120             --
                                                       2005      1.000          0.979             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.107          1.147             --
                                                       2005      1.051          1.107             --
                                                       2004      1.034          1.051             --
                                                       2003      1.000          1.034             --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.121          1.282             --
                                                       2006      1.114          1.121             --
                                                       2005      1.056          1.114             --
                                                       2004      1.009          1.056             --
                                                       2003      1.000          1.009             --

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.454          1.516               --
                                                       2005      1.422          1.454               --
                                                       2004      1.308          1.422               --
                                                       2003      1.000          1.308               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415               --
                                                       2004      1.191          1.261               --
                                                       2003      1.000          1.191               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.991          2.234            1,656
                                                       2006      1.691          1.991            2,589
                                                       2005      1.517          1.691            2,644
                                                       2004      1.368          1.517            4,344
                                                       2003      1.000          1.368               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.809          1.986           76,629
                                                       2006      1.680          1.809          114,296
                                                       2005      1.479          1.680          244,595
                                                       2004      1.345          1.479          250,691
                                                       2003      1.000          1.345               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.653          1.697           43,244
                                                       2006      1.468          1.653           77,575
                                                       2005      1.420          1.468          149,489
                                                       2004      1.316          1.420          176,539
                                                       2003      1.007          1.316            2,830

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           12,726
                                                       2004      1.234          1.442               --
                                                       2003      1.000          1.234               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           39,879
                                                       2004      1.296          1.664           39,497
                                                       2003      1.000          1.296               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290            4,463
                                                       2004      1.073          1.198            2,121
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           49,669
                                                       2004      1.067          1.196           51,868
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.802          2.070           27,276
                                                       2006      1.653          1.802           20,618
                                                       2005      1.447          1.653           20,618
                                                       2004      1.284          1.447               --
                                                       2003      1.008          1.284               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.218          2.500            4,967
                                                       2006      2.019          2.218           53,444
                                                       2005      1.751          2.019           55,392
                                                       2004      1.437          1.751           57,438
                                                       2003      1.000          1.437               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.188          1.205           39,171
                                                       2006      1.028          1.188           39,105
                                                       2005      1.000          1.028           33,738

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.650          1.794               --
                                                       2006      1.553          1.650               --
                                                       2005      1.517          1.553               --
                                                       2004      1.392          1.517               --
                                                       2003      1.000          1.392               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497            9,287
                                                       2004      1.259          1.386            4,690
                                                       2003      1.000          1.259            2,907

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.735          3.442            5,074
                                                       2006      2.185          2.735           49,387
                                                       2005      1.754          2.185           50,633
                                                       2004      1.439          1.754           33,018
                                                       2003      1.000          1.439               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.075          2.341           22,659
                                                       2006      1.748          2.075           22,755
                                                       2005      1.624          1.748           22,827
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           17,999
                                                       2004      1.377          1.561            3,426
                                                       2003      1.000          1.377            2,800

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.874          2.229               --
                                                       2006      1.692          1.874               --
                                                       2005      1.545          1.692               --
                                                       2004      1.313          1.545               --
                                                       2003      1.009          1.313               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           10,166
                                                       2004      1.328          1.491               --
                                                       2003      1.000          1.328               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.438          1.527               --
                                                       2006      1.370          1.438               --
                                                       2005      1.319          1.370               --
                                                       2004      1.312          1.319               --
                                                       2003      1.000          1.312               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.617          1.604           32,597
                                                       2006      1.521          1.617           32,597
                                                       2005      1.394          1.521           32,597
                                                       2004      1.297          1.394               --
                                                       2003      1.000          1.297               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.483          1.571           15,245
                                                       2006      1.322          1.483           15,245
                                                       2005      1.297          1.322           15,245
                                                       2004      1.220          1.297               --
                                                       2003      1.000          1.220               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.505          1.501               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.340          1.379               --
                                                       2006      1.241          1.340               --
                                                       2005      1.218          1.241               --
                                                       2004      1.187          1.218               --
                                                       2003      1.000          1.187               --

  LMPVET Capital Subaccount (3/03)...................  2007      1.525          1.518               --
                                                       2006      1.374          1.525               --
                                                       2005      1.335          1.374               --
                                                       2004      1.281          1.335               --
                                                       2003      1.003          1.281               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.376          1.431               --
                                                       2006      1.194          1.376               --
                                                       2005      1.224          1.194               --
                                                       2004      1.211          1.224               --
                                                       2003      1.000          1.211               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.555          1.594           14,575
                                                       2006      1.382          1.555           14,575
                                                       2005      1.357          1.382          192,293
                                                       2004      1.259          1.357          190,445
                                                       2003      1.000          1.259               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.736          1.718           18,161
                                                       2006      1.521          1.736           13,265
                                                       2005      1.485          1.521           13,265
                                                       2004      1.404          1.485               --
                                                       2003      1.005          1.404               --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.648          1.689               --
                                                       2006      1.464          1.648               --
                                                       2005      1.406          1.464               --
                                                       2004      1.305          1.406               --
                                                       2003      1.000          1.305               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.718          1.744               --
                                                       2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.422          1.463           31,367
                                                       2006      1.391          1.422           31,367
                                                       2005      1.352          1.391           31,367
                                                       2004      1.379          1.352               --
                                                       2003      1.000          1.379               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.658          1.736               --
                                                       2006      1.478          1.658               --
                                                       2005      1.396          1.478               --
                                                       2004      1.294          1.396               --
                                                       2003      0.999          1.294               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.464          1.483               --
                                                       2006      1.334          1.464               --
                                                       2005      1.318          1.334               --
                                                       2004      1.264          1.318               --
                                                       2003      1.000          1.264               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.940          2.085               --
                                                       2006      1.760          1.940               --
                                                       2005      1.717          1.760               --
                                                       2004      1.526          1.717               --
                                                       2003      1.000          1.526               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.003          0.993          173,208
                                                       2006      0.986          1.003          201,975
                                                       2005      0.985          0.986          664,366
                                                       2004      0.997          0.985          809,141
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.156          1.152               --
                                                       2006      1.122          1.156               --
                                                       2005      1.119          1.122               --
                                                       2004      1.073          1.119               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (3/03)...............  2007      1.387          1.359               --
                                                       2006      1.278          1.387               --
                                                       2005      1.275          1.278               --
                                                       2004      1.181          1.275               --
                                                       2003      1.000          1.181               --

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.000          1.025           60,502
                                                       2006      0.978          1.000           60,502
                                                       2005      0.973          0.978           95,506
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.832          1.950               --
                                                       2006      1.660          1.832               --
                                                       2005      1.619          1.660               --
                                                       2004      1.433          1.619               --
                                                       2003      1.000          1.433               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.740          1.822               --
                                                       2006      1.508          1.740           45,460
                                                       2005      1.483          1.508           43,863
                                                       2004      1.401          1.483           41,099
                                                       2003      1.000          1.401               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.575          1.633               --
                                                       2006      1.374          1.575           91,117
                                                       2005      1.362          1.374          148,679
                                                       2004      1.237          1.362          133,090
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936               --
                                                       2006      1.605          1.761           44,081
                                                       2005      1.518          1.605           88,457
                                                       2004      1.252          1.518           39,363
                                                       2003      1.000          1.252               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.677          1.754               --
                                                       2006      1.591          1.677           22,704

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.739          1.744           23,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.188          1.149               --
                                                       2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      2.011          1.948           10,956
                                                       2006      1.834          2.011           32,894

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.678          2.139           12,196
                                                       2006      1.644          1.678           13,250

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.198          1.056               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.071          1.085           32,185
                                                       2006      1.001          1.071           10,548

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.049           51,963
                                                       2006      0.970          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.451          1.587               --
                                                       2006      1.476          1.451               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.213          1.321               --
                                                       2006      1.228          1.213               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.294          2.398               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.376          1.447               --
                                                       2006      1.251          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.214          1.011            6,213
                                                       2006      1.003          1.214           66,580

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.112          1.172            5,842

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.542          1.582               --
                                                       2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.100          1.211               --
                                                       2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.146          1.195           66,887
                                                       2006      1.112          1.146           13,027

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.024          0.970            3,846
                                                       2006      1.003          1.024           88,717

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.515          1.783              684
                                                       2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.057          1.096               --
                                                       2006      1.000          1.057               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.388          1.355               --
                                                       2006      1.000          1.388               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.401          1.423               --
                                                       2006      1.389          1.401            4,960

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.545          1.572           35,666
                                                       2006      1.513          1.545           35,724

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.065           10,510
                                                       2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.044          1.070           33,150
                                                       2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.054          1.070           31,945
                                                       2006      1.002          1.054           32,457

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.400          1.425           61,161
                                                       2006      1.316          1.400           59,629

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.046          1.086           27,935
                                                       2006      0.996          1.046           37,856

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.108               --
                                                       2006      1.106          1.088            5,489
                                                       2005      1.109          1.106            5,273
                                                       2004      1.042          1.109            5,008
                                                       2003      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.060          1.127          115,056
                                                       2006      1.045          1.060           52,020
                                                       2005      1.044          1.045           59,464
                                                       2004      1.018          1.044           51,269
                                                       2003      0.998          1.018            3,200

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.135          2.307               --
                                                       2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.018          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.278          2.427               --
                                                       2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389               --
                                                       2004      1.256          1.307               --
                                                       2003      1.000          1.256               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444           35,658
                                                       2004      1.317          1.414            9,822
                                                       2003      1.000          1.317               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351            4,855
                                                       2004      1.221          1.271               --
                                                       2003      1.000          1.221               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.008               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      0.994          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Managed Income Subaccount (3/03).........  2006      1.035          1.023               --
                                                       2005      1.045          1.035               --
                                                       2004      1.039          1.045               --
                                                       2003      1.003          1.039               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           22,526
                                                       2004      1.211          1.371               --
                                                       2003      1.000          1.211               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466               --
                                                       2003      1.000          1.315               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.278          1.316               --
                                                       2005      1.270          1.278           59,136
                                                       2004      1.166          1.270           16,985
                                                       2003      1.003          1.166            2,981

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.251               --
                                                       2005      1.115          1.161           10,394
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           32,896
                                                       2004      1.321          1.495           12,686
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           20,359
                                                       2004      1.000          1.089           13,032

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.310          1.357               --
                                                       2005      1.243          1.310               --
                                                       2004      1.225          1.243               --
                                                       2003      1.000          1.225               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.343          1.535               --
                                                       2006      1.336          1.343               --
                                                       2005      1.266          1.336               --
                                                       2004      1.211          1.266               --
                                                       2003      1.000          1.211               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.450          1.511               --
                                                       2005      1.419          1.450               --
                                                       2004      1.307          1.419               --
                                                       2003      1.000          1.307               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411               --
                                                       2004      1.190          1.258               --
                                                       2003      1.000          1.190               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.983          2.223           38,178
                                                       2006      1.687          1.983          124,313
                                                       2005      1.514          1.687          118,392
                                                       2004      1.367          1.514           51,125
                                                       2003      1.000          1.367           14,765

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.802          1.977          136,353
                                                       2006      1.675          1.802          225,935
                                                       2005      1.476          1.675          223,285
                                                       2004      1.344          1.476           74,657
                                                       2003      1.000          1.344           27,774

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.647          1.689          127,435
                                                       2006      1.464          1.647          162,577
                                                       2005      1.417          1.464          158,736
                                                       2004      1.315          1.417          129,297
                                                       2003      1.000          1.315           78,652

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           24,733
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           29,911
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.796          2.060           84,255
                                                       2006      1.648          1.796           84,257
                                                       2005      1.445          1.648           35,395
                                                       2004      1.283          1.445               --
                                                       2003      1.000          1.283               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.210          2.488           64,155
                                                       2006      2.014          2.210          113,414
                                                       2005      1.748          2.014          110,845
                                                       2004      1.436          1.748               --
                                                       2003      1.000          1.436               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.186          1.201           82,030
                                                       2006      1.027          1.186           82,033
                                                       2005      1.000          1.027           60,361

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.644          1.785            2,172
                                                       2006      1.549          1.644            2,175
                                                       2005      1.514          1.549            2,179
                                                       2004      1.391          1.514               --
                                                       2003      1.000          1.391               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493           15,819
                                                       2004      1.258          1.383           15,819
                                                       2003      1.000          1.258               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.725          3.426           18,595
                                                       2006      2.179          2.725           81,286
                                                       2005      1.751          2.179           63,578
                                                       2004      1.438          1.751               --
                                                       2003      1.000          1.438               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.067          2.330           36,920
                                                       2006      1.744          2.067           37,135
                                                       2005      1.621          1.744           37,369
                                                       2004      1.401          1.621               --
                                                       2003      1.000          1.401               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656           45,642
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.867          2.218               --
                                                       2006      1.687          1.867               --
                                                       2005      1.543          1.687            7,146
                                                       2004      1.312          1.543            7,231
                                                       2003      1.000          1.312               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511            8,071
                                                       2004      1.327          1.488               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.432          1.521               --
                                                       2006      1.367          1.432               --
                                                       2005      1.317          1.367               --
                                                       2004      1.311          1.317               --
                                                       2003      1.000          1.311               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.611          1.596           44,474
                                                       2006      1.517          1.611           28,530
                                                       2005      1.391          1.517           28,550
                                                       2004      1.296          1.391           28,571
                                                       2003      1.000          1.296            8,279

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.477          1.564            6,416
                                                       2006      1.318          1.477               --
                                                       2005      1.294          1.318               --
                                                       2004      1.219          1.294               --
                                                       2003      1.000          1.219               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.498          1.494            2,466

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.335          1.373           25,394
                                                       2006      1.237          1.335          102,364
                                                       2005      1.216          1.237          569,582
                                                       2004      1.186          1.216          595,228
                                                       2003      1.000          1.186          455,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (3/03)...................  2007      1.520          1.511           20,242
                                                       2006      1.370          1.520           32,603
                                                       2005      1.333          1.370          117,994
                                                       2004      1.280          1.333          163,573
                                                       2003      1.000          1.280           50,599

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.371          1.424            7,966
                                                       2006      1.190          1.371            7,976
                                                       2005      1.222          1.190            7,988
                                                       2004      1.210          1.222               --
                                                       2003      1.000          1.210               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.549          1.587            1,959
                                                       2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.729          1.709           19,932
                                                       2006      1.516          1.729           17,810
                                                       2005      1.482          1.516           17,810
                                                       2004      1.403          1.482           17,810
                                                       2003      1.000          1.403            2,396

  LMPVET Global Equity Subaccount (3/03).............  2007      1.642          1.681           16,969
                                                       2006      1.460          1.642           14,931
                                                       2005      1.403          1.460           12,470
                                                       2004      1.304          1.403           11,173
                                                       2003      1.000          1.304               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.711          1.736               --
                                                       2006      1.482          1.711               --
                                                       2005      1.425          1.482               --
                                                       2004      1.322          1.425               --
                                                       2003      1.000          1.322               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.416          1.456            7,352
                                                       2006      1.387          1.416           14,668
                                                       2005      1.350          1.387           14,668
                                                       2004      1.378          1.350           14,668
                                                       2003      1.000          1.378               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.652          1.728               --
                                                       2006      1.474          1.652               --
                                                       2005      1.394          1.474               --
                                                       2004      1.293          1.394               --
                                                       2003      1.000          1.293               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.459          1.476               --
                                                       2006      1.331          1.459            2,469
                                                       2005      1.316          1.331            2,474
                                                       2004      1.263          1.316               --
                                                       2003      1.000          1.263               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.933          2.075               --
                                                       2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.000          0.989               --
                                                       2006      0.983          1.000               --
                                                       2005      0.984          0.983               --
                                                       2004      0.996          0.984               --
                                                       2003      1.000          0.996               --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.151          1.146               --
                                                       2006      1.119          1.151               --
                                                       2005      1.117          1.119               --
                                                       2004      1.072          1.117               --
                                                       2003      1.000          1.072               --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.381          1.353               --
                                                       2006      1.275          1.381               --
                                                       2005      1.273          1.275               --
                                                       2004      1.180          1.273               --
                                                       2003      1.000          1.180               --

  LMPVIT Money Market Subaccount (3/03)..............  2007      0.996          1.020           85,370
                                                       2006      0.975          0.996           85,370
                                                       2005      0.971          0.975           85,370
                                                       2004      0.986          0.971           85,370
                                                       2003      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.825          1.942               --
                                                       2006      1.656          1.825               --
                                                       2005      1.616          1.656               --
                                                       2004      1.432          1.616               --
                                                       2003      1.000          1.432               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814               --
                                                       2006      1.504          1.734           23,917
                                                       2005      1.480          1.504           23,917
                                                       2004      1.400          1.480           23,917
                                                       2003      1.000          1.400               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627               --
                                                       2006      1.371          1.569           60,184
                                                       2005      1.360          1.371           33,213
                                                       2004      1.236          1.360               --
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929               --
                                                       2006      1.601          1.755          125,511
                                                       2005      1.515          1.601          103,206
                                                       2004      1.251          1.515           18,863
                                                       2003      1.000          1.251            9,172

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.670          1.747               --
                                                       2006      1.586          1.670            9,217

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.732          1.736            9,413

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.186          1.147           20,339
                                                       2006      1.119          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      2.003          1.939           10,332
                                                       2006      1.828          2.003           10,145

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.671          2.129           34,552
                                                       2006      1.639          1.671           38,259

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.196          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.070          1.083           15,719
                                                       2006      1.001          1.070           15,719

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.047           99,276
                                                       2006      0.970          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.446          1.579               --
                                                       2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.212          1.318               --
                                                       2006      1.227          1.212               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.285          2.387            7,300

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.373          1.442           11,286
                                                       2006      1.249          1.373           11,415

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.214          1.009               --
                                                       2006      1.003          1.214          121,946

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.108          1.167               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.536          1.574           16,758
                                                       2006      1.436          1.536           16,926

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.098          1.209               --
                                                       2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.143          1.190            8,071
                                                       2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.023          0.969           20,905
                                                       2006      1.003          1.023           67,917

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.509          1.774           14,392
                                                       2006      1.554          1.509            9,792

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.053          1.091            9,267
                                                       2006      1.000          1.053               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.383          1.349               --
                                                       2006      1.000          1.383               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.396          1.416               --
                                                       2006      1.384          1.396               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.539          1.564            7,674
                                                       2006      1.509          1.539            7,510

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.049          1.068            4,999
                                                       2006      1.002          1.049            5,322

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.054          1.068          125,893
                                                       2006      1.002          1.054          128,916

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.395          1.418           90,028
                                                       2006      1.312          1.395          106,497

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.045          1.085          104,928
                                                       2006      0.996          1.045          120,898

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.133               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103               --
                                                       2006      1.103          1.084            3,496
                                                       2005      1.107          1.103            4,167
                                                       2004      1.041          1.107            5,645
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.056          1.122           28,765
                                                       2006      1.042          1.056           36,442
                                                       2005      1.042          1.042           56,281
                                                       2004      1.017          1.042          139,247
                                                       2003      1.000          1.017           24,671

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297               --
                                                       2006      1.706          2.127           14,698
                                                       2005      1.557          1.706           14,698
                                                       2004      1.373          1.557           14,698
                                                       2003      1.000          1.373               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417               --
                                                       2006      1.982          2.269               --
                                                       2005      1.896          1.982               --
                                                       2004      1.539          1.896               --
                                                       2003      1.000          1.539               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           15,000
                                                       2004      1.316          1.411            7,550
                                                       2003      1.000          1.316               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347               --
                                                       2004      1.220          1.269               --
                                                       2003      1.000          1.220               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      0.994          1.035            5,148

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (3/03).........  2006      1.032          1.020               --
                                                       2005      1.043          1.032               --
                                                       2004      1.039          1.043               --
                                                       2003      1.000          1.039               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554               --
                                                       2005      1.464          1.473               --
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312               --
                                                       2005      1.268          1.274           94,291
                                                       2004      1.165          1.268               --
                                                       2003      1.000          1.165               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           18,333
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595            2,174
                                                       2004      1.320          1.492               --
                                                       2003      1.000          1.320               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           11,942
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           23,784
                                                       2004      1.266          1.362           23,784
                                                       2003      1.000          1.266               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.306          1.352               --
                                                       2005      1.241          1.306           24,555
                                                       2004      1.224          1.241           24,555
                                                       2003      1.000          1.224               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.338          1.527            4,528
                                                       2006      1.332          1.338            4,528
                                                       2005      1.264          1.332            4,528
                                                       2004      1.210          1.264            4,528
                                                       2003      1.000          1.210            4,528




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.191          1.242             --
                                                       2005      1.167          1.191             --
                                                       2004      1.075          1.167             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.223          1.186             --
                                                       2005      1.091          1.223             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.542          1.728             --
                                                       2006      1.312          1.542             --
                                                       2005      1.179          1.312             --
                                                       2004      1.064          1.179             --
                                                       2003      1.000          1.064             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.397          1.531             --
                                                       2006      1.298          1.397             --
                                                       2005      1.145          1.298             --
                                                       2004      1.043          1.145             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.327          1.360             --
                                                       2006      1.181          1.327             --
                                                       2005      1.143          1.181             --
                                                       2004      1.061          1.143             --
                                                       2003      1.000          1.061             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.423          1.404             --
                                                       2005      1.234          1.423             --
                                                       2004      1.058          1.234             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.411          1.826             --
                                                       2005      1.349          1.411             --
                                                       2004      1.052          1.349             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394             --
                                                       2005      1.196          1.286             --
                                                       2004      1.073          1.196             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426             --
                                                       2005      1.194          1.283             --
                                                       2004      1.066          1.194             --
                                                       2003      1.000          1.066             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.463          1.678             --
                                                       2006      1.344          1.463             --
                                                       2005      1.178          1.344             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      1.658          1.866             --
                                                       2006      1.512          1.658             --
                                                       2005      1.313          1.512             --
                                                       2004      1.079          1.313             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.185          1.200             --
                                                       2006      1.027          1.185             --
                                                       2005      1.000          1.027             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.216          1.320             --
                                                       2006      1.147          1.216             --
                                                       2005      1.121          1.147             --
                                                       2004      1.031          1.121             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.250          1.444             --
                                                       2005      1.158          1.250             --
                                                       2004      1.054          1.158             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.047          2.572             --
                                                       2006      1.638          2.047             --
                                                       2005      1.317          1.638             --
                                                       2004      1.082          1.317             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      1.570          1.769             --
                                                       2006      1.325          1.570             --
                                                       2005      1.232          1.325             --
                                                       2004      1.065          1.232             --
                                                       2003      1.000          1.065             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.296          1.541             --
                                                       2005      1.220          1.296             --
                                                       2004      1.077          1.220             --
                                                       2003      1.000          1.077             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.472          1.748             --
                                                       2006      1.331          1.472             --
                                                       2005      1.217          1.331             --
                                                       2004      1.035          1.217             --
                                                       2003      1.000          1.035             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.192          1.328             --
                                                       2005      1.175          1.192             --
                                                       2004      1.048          1.175             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.119          1.187             --
                                                       2006      1.068          1.119             --
                                                       2005      1.029          1.068             --
                                                       2004      1.025          1.029             --
                                                       2003      1.000          1.025             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.333          1.320             --
                                                       2006      1.256          1.333             --
                                                       2005      1.153          1.256             --
                                                       2004      1.074          1.153             --
                                                       2003      1.000          1.074             --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.281          1.355             --
                                                       2006      1.144          1.281             --
                                                       2005      1.124          1.144             --
                                                       2004      1.059          1.124             --
                                                       2003      1.000          1.059             --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.256          1.252             --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.176          1.209             --
                                                       2006      1.091          1.176             --
                                                       2005      1.072          1.091             --
                                                       2004      1.046          1.072             --
                                                       2003      1.000          1.046             --

  LMPVET Capital Subaccount (3/03)...................  2007      1.261          1.253             --
                                                       2006      1.137          1.261             --
                                                       2005      1.107          1.137             --
                                                       2004      1.064          1.107             --
                                                       2003      1.000          1.064             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.182          1.227             --
                                                       2006      1.027          1.182             --
                                                       2005      1.054          1.027             --
                                                       2004      1.045          1.054             --
                                                       2003      1.000          1.045             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.303          1.334             --
                                                       2006      1.160          1.303             --
                                                       2005      1.140          1.160             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.314          1.298             --
                                                       2006      1.153          1.314             --
                                                       2005      1.127          1.153             --
                                                       2004      1.067          1.127             --
                                                       2003      1.000          1.067             --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.345          1.377             --
                                                       2006      1.197          1.345             --
                                                       2005      1.151          1.197             --
                                                       2004      1.070          1.151             --
                                                       2003      1.000          1.070             --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.383          1.402             --
                                                       2006      1.199          1.383             --
                                                       2005      1.153          1.199             --
                                                       2004      1.070          1.153             --
                                                       2003      1.000          1.070             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.069          1.098             --
                                                       2006      1.047          1.069             --
                                                       2005      1.020          1.047             --
                                                       2004      1.042          1.020             --
                                                       2003      1.000          1.042             --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.321          1.381             --
                                                       2006      1.179          1.321             --
                                                       2005      1.115          1.179             --
                                                       2004      1.035          1.115             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.223          1.237             --
                                                       2006      1.117          1.223             --
                                                       2005      1.105          1.117             --
                                                       2004      1.061          1.105             --
                                                       2003      1.000          1.061             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.330          1.427             --
                                                       2006      1.208          1.330             --
                                                       2005      1.180          1.208             --
                                                       2004      1.051          1.180             --
                                                       2003      1.000          1.051             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.001          0.990             --
                                                       2006      0.985          1.001             --
                                                       2005      0.986          0.985             --
                                                       2004      0.999          0.986             --
                                                       2003      1.000          0.999             --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.097          1.091             --
                                                       2006      1.066          1.097             --
                                                       2005      1.065          1.066             --
                                                       2004      1.023          1.065             --
                                                       2003      1.000          1.023             --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.209          1.183             --
                                                       2006      1.116          1.209             --
                                                       2005      1.115          1.116             --
                                                       2004      1.034          1.115             --
                                                       2003      1.000          1.034             --

  LMPVIT Money Market Subaccount (3/03)..............  2007      1.006          1.029             --
                                                       2006      0.985          1.006             --
                                                       2005      0.982          0.985             --
                                                       2004      0.997          0.982             --
                                                       2003      1.000          0.997             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.335          1.421             --
                                                       2006      1.212          1.335             --
                                                       2005      1.184          1.212             --
                                                       2004      1.050          1.184             --
                                                       2003      1.000          1.050             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.319          1.380             --
                                                       2006      1.144          1.319             --
                                                       2005      1.127          1.144             --
                                                       2004      1.066          1.127             --
                                                       2003      1.000          1.066             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.363          1.413             --
                                                       2006      1.191          1.363             --
                                                       2005      1.182          1.191             --
                                                       2004      1.075          1.182             --
                                                       2003      1.000          1.075             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.510          1.659             --
                                                       2006      1.379          1.510             --
                                                       2005      1.305          1.379             --
                                                       2004      1.078          1.305             --
                                                       2003      1.000          1.078             --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.431          1.497             --
                                                       2006      1.359          1.431             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.484          1.487             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.185          1.145             --
                                                       2006      1.118          1.185             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.636          1.582             --
                                                       2006      1.493          1.636             --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.431          1.822             --
                                                       2006      1.404          1.431             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.194          1.052             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.070          1.083             --
                                                       2006      1.001          1.070             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.046             --
                                                       2006      0.970          1.066             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.195          1.305             --
                                                       2006      1.217          1.195             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.211          1.316             --
                                                       2006      1.227          1.211             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.817          1.898             --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.371          1.440             --
                                                       2006      1.248          1.371             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.213          1.009             --
                                                       2006      1.003          1.213             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.078          1.135             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.344          1.377             --
                                                       2006      1.257          1.344             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.208             --
                                                       2006      1.048          1.097             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.142          1.188             --
                                                       2006      1.109          1.142             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.023          0.968             --
                                                       2006      1.003          1.023             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.168          1.373             --
                                                       2006      1.204          1.168             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.027          1.063             --
                                                       2006      1.000          1.027             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.167          1.137             --
                                                       2006      1.000          1.167             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.202          1.219             --
                                                       2006      1.193          1.202             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.238          1.257             --
                                                       2006      1.214          1.238             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.062             --
                                                       2006      1.002          1.054             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.068             --
                                                       2006      1.001          1.037             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.043          1.067             --
                                                       2006      1.002          1.043             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.048          1.067             --
                                                       2006      1.002          1.048             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.067             --
                                                       2006      1.002          1.053             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.257          1.278             --
                                                       2006      1.183          1.257             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.045          1.084             --
                                                       2006      0.996          1.045             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.132             --
                                                       2006      0.998          1.063             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.055          1.073             --
                                                       2006      1.074          1.055             --
                                                       2005      1.078          1.074             --
                                                       2004      1.014          1.078             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.052          1.116             --
                                                       2006      1.038          1.052             --
                                                       2005      1.038          1.038             --
                                                       2004      1.015          1.038             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.692          1.827             --
                                                       2006      1.358          1.692             --
                                                       2005      1.240          1.358             --
                                                       2004      1.094          1.240             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.588          1.691             --
                                                       2006      1.387          1.588             --
                                                       2005      1.328          1.387             --
                                                       2004      1.078          1.328             --
                                                       2003      1.000          1.078             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.146          1.217             --
                                                       2005      1.080          1.146             --
                                                       2004      1.039          1.080             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.158          1.214             --
                                                       2005      1.136          1.158             --
                                                       2004      1.060          1.136             --
                                                       2003      1.000          1.060             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.161          1.193             --
                                                       2005      1.094          1.161             --
                                                       2004      1.053          1.094             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086             --
                                                       2005      1.000          1.024             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007             --
                                                       2005      1.004          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069             --
                                                       2005      0.994          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038             --
                                                       2005      1.000          1.021             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.007          0.995             --
                                                       2005      1.018          1.007             --
                                                       2004      1.015          1.018             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.284          1.359             --
                                                       2005      1.174          1.284             --
                                                       2004      1.038          1.174             --
                                                       2003      1.000          1.038             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.141          1.204             --
                                                       2005      1.134          1.141             --
                                                       2004      1.019          1.134             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.149          1.183             --
                                                       2005      1.143          1.149             --
                                                       2004      1.051          1.143             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248             --
                                                       2005      1.114          1.158             --
                                                       2004      1.000          1.114             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.303          1.493             --
                                                       2005      1.219          1.303             --
                                                       2004      1.080          1.219             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.188          1.257             --
                                                       2005      1.149          1.188             --
                                                       2004      1.059          1.149             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109             --
                                                       2005      1.088          1.101             --
                                                       2004      1.000          1.088             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.142          1.189             --
                                                       2005      1.147          1.142             --
                                                       2004      1.067          1.147             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.118             --
                                                       2005      1.000          0.978             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.103          1.142             --
                                                       2005      1.048          1.103             --
                                                       2004      1.034          1.048             --
                                                       2003      1.000          1.034             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.114          1.271             --
                                                       2006      1.110          1.114             --
                                                       2005      1.053          1.110             --
                                                       2004      1.009          1.053             --
                                                       2003      1.000          1.009             --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.446          1.507               --
                                                       2005      1.417          1.446               --
                                                       2004      1.306          1.417               --
                                                       2003      1.000          1.306               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.976          2.213           26,708
                                                       2006      1.682          1.976           28,035
                                                       2005      1.512          1.682           29,473
                                                       2004      1.366          1.512            9,759
                                                       2003      1.000          1.366               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.796          1.967           50,828
                                                       2006      1.670          1.796           62,148
                                                       2005      1.474          1.670           70,719
                                                       2004      1.343          1.474           30,894
                                                       2003      1.000          1.343               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.641          1.681           49,648
                                                       2006      1.460          1.641           62,267
                                                       2005      1.414          1.460           72,259
                                                       2004      1.314          1.414           45,500
                                                       2003      1.007          1.314               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656               --
                                                       2004      1.232          1.437               --
                                                       2003      1.000          1.232               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733            8,725
                                                       2004      1.294          1.658            6,664
                                                       2003      1.000          1.294               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           28,342
                                                       2004      1.073          1.195           60,770
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.789          2.050               --
                                                       2006      1.643          1.789               --
                                                       2005      1.442          1.643               --
                                                       2004      1.282          1.442               --
                                                       2003      1.008          1.282               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.202          2.476            2,386
                                                       2006      2.008          2.202            2,612
                                                       2005      1.744          2.008            2,644
                                                       2004      1.435          1.744            2,964
                                                       2003      1.000          1.435               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.184          1.198               --
                                                       2006      1.027          1.184               --
                                                       2005      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.638          1.777               --
                                                       2006      1.545          1.638               --
                                                       2005      1.511          1.545               --
                                                       2004      1.390          1.511               --
                                                       2003      1.000          1.390               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489               --
                                                       2004      1.257          1.381               --
                                                       2003      1.000          1.257               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.715          3.410            8,640
                                                       2006      2.173          2.715           11,017
                                                       2005      1.748          2.173           13,780
                                                       2004      1.437          1.748            3,240
                                                       2003      1.000          1.437               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.060          2.319           30,893
                                                       2006      1.739          2.060           32,461
                                                       2005      1.618          1.739           33,803
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           15,124
                                                       2004      1.375          1.556           15,043
                                                       2003      1.000          1.375               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.860          2.208               --
                                                       2006      1.683          1.860               --
                                                       2005      1.540          1.683               --
                                                       2004      1.311          1.540               --
                                                       2003      1.009          1.311               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507               --
                                                       2004      1.326          1.486               --
                                                       2003      1.000          1.326               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.427          1.514               --
                                                       2006      1.363          1.427               --
                                                       2005      1.314          1.363               --
                                                       2004      1.310          1.314               --
                                                       2003      1.000          1.310               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.605          1.589            9,483
                                                       2006      1.512          1.605               --
                                                       2005      1.389          1.512               --
                                                       2004      1.295          1.389               --
                                                       2003      1.000          1.295               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.472          1.556               --
                                                       2006      1.314          1.472               --
                                                       2005      1.292          1.314               --
                                                       2004      1.218          1.292               --
                                                       2003      1.000          1.218               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.491          1.487               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.330          1.366               --
                                                       2006      1.234          1.330               --
                                                       2005      1.213          1.234               --
                                                       2004      1.185          1.213               --
                                                       2003      1.000          1.185               --

  LMPVET Capital Subaccount (3/03)...................  2007      1.514          1.503               --
                                                       2006      1.366          1.514               --
                                                       2005      1.331          1.366               --
                                                       2004      1.279          1.331               --
                                                       2003      1.003          1.279               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.366          1.418               --
                                                       2006      1.187          1.366               --
                                                       2005      1.219          1.187               --
                                                       2004      1.209          1.219               --
                                                       2003      1.000          1.209               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.543          1.579               --
                                                       2006      1.374          1.543               --
                                                       2005      1.352          1.374               --
                                                       2004      1.257          1.352               --
                                                       2003      1.000          1.257               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.723          1.701               --
                                                       2006      1.512          1.723               --
                                                       2005      1.480          1.512               --
                                                       2004      1.402          1.480               --
                                                       2003      1.005          1.402               --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.636          1.673               --
                                                       2006      1.456          1.636               --
                                                       2005      1.401          1.456               --
                                                       2004      1.303          1.401               --
                                                       2003      1.000          1.303               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478               --
                                                       2004      1.321          1.422               --
                                                       2003      1.000          1.321               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.411          1.449               --
                                                       2006      1.383          1.411               --
                                                       2005      1.348          1.383               --
                                                       2004      1.377          1.348               --
                                                       2003      1.000          1.377               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.646          1.720               --
                                                       2006      1.470          1.646               --
                                                       2005      1.391          1.470               --
                                                       2004      1.292          1.391               --
                                                       2003      0.999          1.292               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.453          1.469               --
                                                       2006      1.327          1.453               --
                                                       2005      1.314          1.327               --
                                                       2004      1.262          1.314               --
                                                       2003      1.000          1.262               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.925          2.066               --
                                                       2006      1.751          1.925               --
                                                       2005      1.711          1.751               --
                                                       2004      1.524          1.711               --
                                                       2003      1.000          1.524               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981               --
                                                       2004      0.996          0.983               --
                                                       2003      1.000          0.996               --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.147          1.141               --
                                                       2006      1.116          1.147               --
                                                       2005      1.115          1.116               --
                                                       2004      1.071          1.115               --
                                                       2003      1.000          1.071               --

  LMPVIT High Income Subaccount (3/03)...............  2007      1.376          1.346               --
                                                       2006      1.271          1.376               --
                                                       2005      1.270          1.271               --
                                                       2004      1.179          1.270               --
                                                       2003      1.000          1.179               --

  LMPVIT Money Market Subaccount (3/03)..............  2007      0.992          1.015               --
                                                       2006      0.972          0.992               --
                                                       2005      0.970          0.972               --
                                                       2004      0.985          0.970               --
                                                       2003      1.000          0.985               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.818          1.934               --
                                                       2006      1.651          1.818               --
                                                       2005      1.614          1.651               --
                                                       2004      1.431          1.614               --
                                                       2003      1.000          1.431               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499            9,627
                                                       2004      1.399          1.477            7,427
                                                       2003      1.000          1.399               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           16,483
                                                       2005      1.357          1.367           17,620
                                                       2004      1.235          1.357           17,110
                                                       2003      1.000          1.235               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748            3,338
                                                       2005      1.513          1.597            3,267
                                                       2004      1.250          1.513            3,417
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           13,871

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.725          1.728           13,804

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.184          1.144               --
                                                       2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.996          1.930            5,892
                                                       2006      1.822          1.996            5,892

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.665          2.119               --
                                                       2006      1.634          1.665               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.193          1.051               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.069          1.082               --
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.065          1.045            5,428
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.440          1.572               --
                                                       2006      1.467          1.440               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.275          2.375               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.369          1.437           46,221
                                                       2006      1.246          1.369           47,199

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.103          1.161           19,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.023          0.967           25,383
                                                       2006      1.003          1.023           25,861

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.504          1.766               --
                                                       2006      1.550          1.504               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.049          1.085               --
                                                       2006      1.000          1.049               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.378          1.342               --
                                                       2006      1.000          1.378               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.390          1.409               --
                                                       2006      1.380          1.390               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.534          1.557               --
                                                       2006      1.504          1.534               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.390          1.412            6,466
                                                       2006      1.308          1.390            6,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.045          1.083           58,461
                                                       2006      0.996          1.045           62,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           20,970
                                                       2005      1.105          1.100           20,886
                                                       2004      1.040          1.105           19,893
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.052          1.116           22,480
                                                       2006      1.039          1.052           20,638
                                                       2005      1.040          1.039           19,436
                                                       2004      1.017          1.040           51,840
                                                       2003      0.998          1.017               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.018          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261               --
                                                       2005      1.893          1.976               --
                                                       2004      1.538          1.893               --
                                                       2003      1.000          1.538               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381               --
                                                       2004      1.254          1.303               --
                                                       2003      1.000          1.254               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436               --
                                                       2004      1.315          1.409               --
                                                       2003      1.000          1.315               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343               --
                                                       2004      1.219          1.267               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.006               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      0.994          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.029          1.017               --
                                                       2005      1.041          1.029               --
                                                       2004      1.038          1.041               --
                                                       2003      1.003          1.038               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           13,868
                                                       2004      1.209          1.366           33,604
                                                       2003      1.000          1.209               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469               --
                                                       2004      1.313          1.461               --
                                                       2003      1.000          1.313               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271            6,466
                                                       2004      1.164          1.265            6,466
                                                       2003      1.003          1.164               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           45,265
                                                       2004      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            5,892
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100               --
                                                       2004      1.000          1.088               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.303          1.348               --
                                                       2005      1.239          1.303               --
                                                       2004      1.223          1.239               --
                                                       2003      1.000          1.223               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.333          1.520               --
                                                       2006      1.328          1.333               --
                                                       2005      1.262          1.328               --
                                                       2004      1.209          1.262               --
                                                       2003      1.000          1.209               --

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.442          1.502               --
                                                       2005      1.414          1.442               --
                                                       2004      1.305          1.414               --
                                                       2003      1.000          1.305               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.403          1.359               --
                                                       2005      1.254          1.403               --
                                                       2004      1.188          1.254               --
                                                       2003      1.000          1.188               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2007      1.968          2.202               --
                                                       2006      1.677          1.968               --
                                                       2005      1.509          1.677               --
                                                       2004      1.365          1.509            3,419
                                                       2003      1.000          1.365               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2007      1.789          1.958           89,675
                                                       2006      1.666          1.789           89,043
                                                       2005      1.471          1.666           89,047
                                                       2004      1.342          1.471           12,735
                                                       2003      1.000          1.342               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2007      1.635          1.673           44,738
                                                       2006      1.456          1.635           44,742
                                                       2005      1.412          1.456           44,746
                                                       2004      1.313          1.412            9,353
                                                       2003      1.000          1.313               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.652          1.629               --
                                                       2005      1.434          1.652               --
                                                       2004      1.231          1.434               --
                                                       2003      1.000          1.231               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.728          2.234               --
                                                       2005      1.655          1.728               --
                                                       2004      1.293          1.655               --
                                                       2003      1.000          1.293               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03).............................................  2007      1.782          2.040           58,121
                                                       2006      1.639          1.782           57,476
                                                       2005      1.439          1.639           57,476
                                                       2004      1.281          1.439            3,645
                                                       2003      1.000          1.281               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2007      2.193          2.465               --
                                                       2006      2.003          2.193               --
                                                       2005      1.741          2.003               --
                                                       2004      1.434          1.741               --
                                                       2003      1.000          1.434               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.182          1.195               --
                                                       2006      1.026          1.182               --
                                                       2005      1.000          1.026               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2007      1.632          1.768           53,371
                                                       2006      1.541          1.632           53,371
                                                       2005      1.509          1.541           53,371
                                                       2004      1.389          1.509            3,463
                                                       2003      1.000          1.389               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.485          1.713               --
                                                       2005      1.378          1.485               --
                                                       2004      1.256          1.378               --
                                                       2003      1.000          1.256               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.705          3.394               --
                                                       2006      2.167          2.705               --
                                                       2005      1.745          2.167               --
                                                       2004      1.436          1.745               --
                                                       2003      1.000          1.436               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2007      2.052          2.308            1,029
                                                       2006      1.734          2.052            1,031
                                                       2005      1.615          1.734           20,795
                                                       2004      1.398          1.615            1,035
                                                       2003      1.000          1.398               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.647          1.955               --
                                                       2005      1.553          1.647               --
                                                       2004      1.374          1.553               --
                                                       2003      1.000          1.374               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2007      1.853          2.197            3,143
                                                       2006      1.678          1.853            3,143
                                                       2005      1.537          1.678            3,143
                                                       2004      1.309          1.537            3,460
                                                       2003      1.000          1.309               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.503          1.673               --
                                                       2005      1.483          1.503            4,230
                                                       2004      1.325          1.483               --
                                                       2003      1.000          1.325               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.421          1.508               --
                                                       2006      1.359          1.421               --
                                                       2005      1.312          1.359               --
                                                       2004      1.309          1.312               --
                                                       2003      1.000          1.309               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.599          1.581           58,715
                                                       2006      1.508          1.599           58,164
                                                       2005      1.386          1.508           81,532
                                                       2004      1.294          1.386            3,848
                                                       2003      1.000          1.294               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2007      1.466          1.549           49,576
                                                       2006      1.311          1.466           49,576
                                                       2005      1.290          1.311           49,576
                                                       2004      1.217          1.290            4,064
                                                       2003      1.000          1.217               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.484          1.479               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2007      1.325          1.360           21,441
                                                       2006      1.230          1.325           21,475
                                                       2005      1.211          1.230          127,542
                                                       2004      1.184          1.211          270,651
                                                       2003      1.000          1.184          294,612

  LMPVET Capital Subaccount (3/03)...................  2007      1.508          1.496               --
                                                       2006      1.362          1.508           20,339
                                                       2005      1.328          1.362           20,361
                                                       2004      1.278          1.328           20,384
                                                       2003      1.000          1.278           20,408

  LMPVET Dividend Strategy Subaccount (3/03).........  2007      1.360          1.411               --
                                                       2006      1.184          1.360               --
                                                       2005      1.217          1.184               --
                                                       2004      1.209          1.217               --
                                                       2003      1.000          1.209               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2007      1.538          1.572               --
                                                       2006      1.371          1.538               --
                                                       2005      1.349          1.371               --
                                                       2004      1.256          1.349               --
                                                       2003      1.000          1.256               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2007      1.716          1.693           82,429
                                                       2006      1.508          1.716           81,924
                                                       2005      1.477          1.508          103,947
                                                       2004      1.401          1.477               --
                                                       2003      1.000          1.401               --

  LMPVET Global Equity Subaccount (3/03).............  2007      1.629          1.665               --
                                                       2006      1.452          1.629               --
                                                       2005      1.398          1.452               --
                                                       2004      1.302          1.398               --
                                                       2003      1.000          1.302               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2007      1.698          1.719               --
                                                       2006      1.474          1.698               --
                                                       2005      1.420          1.474               --
                                                       2004      1.320          1.420               --
                                                       2003      1.000          1.320               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.406          1.442           45,432
                                                       2006      1.379          1.406           45,432
                                                       2005      1.345          1.379           45,432
                                                       2004      1.376          1.345               --
                                                       2003      1.000          1.376               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2007      1.640          1.711               --
                                                       2006      1.466          1.640               --
                                                       2005      1.389          1.466               --
                                                       2004      1.291          1.389               --
                                                       2003      1.000          1.291               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.448          1.462               --
                                                       2006      1.323          1.448               --
                                                       2005      1.312          1.323               --
                                                       2004      1.261          1.312               --
                                                       2003      1.000          1.261               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.918          2.056               --
                                                       2006      1.746          1.918               --
                                                       2005      1.708          1.746               --
                                                       2004      1.523          1.708               --
                                                       2003      1.000          1.523               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.993          0.981            7,564
                                                       2006      0.979          0.993            7,578
                                                       2005      0.982          0.979            7,592
                                                       2004      0.996          0.982            7,607
                                                       2003      1.000          0.996               --

  LMPVIT Diversified Srategic Income Subaccount
  (3/03).............................................  2007      1.143          1.135               --
                                                       2006      1.113          1.143               --
                                                       2005      1.113          1.113               --
                                                       2004      1.071          1.113               --
                                                       2003      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (3/03)...............  2007      1.371          1.340               --
                                                       2006      1.268          1.371               --
                                                       2005      1.268          1.268               --
                                                       2004      1.178          1.268               --
                                                       2003      1.000          1.178               --

  LMPVIT Money Market Subaccount (3/03)..............  2007      0.988          1.010               --
                                                       2006      0.970          0.988               --
                                                       2005      0.968          0.970               --
                                                       2004      0.985          0.968          413,121
                                                       2003      1.000          0.985               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.811          1.926               --
                                                       2006      1.646          1.811               --
                                                       2005      1.611          1.646               --
                                                       2004      1.430          1.611               --
                                                       2003      1.000          1.430               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.721          1.800               --
                                                       2006      1.495          1.721               --
                                                       2005      1.475          1.495               --
                                                       2004      1.398          1.475               --
                                                       2003      1.000          1.398               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.558          1.614               --
                                                       2006      1.363          1.558           74,229
                                                       2005      1.355          1.363           74,229
                                                       2004      1.235          1.355               --
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.742          1.913               --
                                                       2006      1.593          1.742            1,117
                                                       2005      1.510          1.593            1,119
                                                       2004      1.250          1.510            1,121
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.658          1.733               --
                                                       2006      1.576          1.658           28,836

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.718          1.720           28,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.183          1.141               --
                                                       2006      1.117          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.988          1.921           36,577
                                                       2006      1.817          1.988           36,157

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.659          2.109               --
                                                       2006      1.629          1.659               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.191          1.048               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2007      1.069          1.080          108,117
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2007      1.065          1.043            1,825
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.435          1.564               --
                                                       2006      1.462          1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.208          1.311               --
                                                       2006      1.225          1.208               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.266          2.364               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.365          1.432               --
                                                       2006      1.244          1.365               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.212          1.006               --
                                                       2006      1.003          1.212               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.099          1.156            4,280

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.525          1.560               --
                                                       2006      1.428          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.095          1.205               --
                                                       2006      1.047          1.095               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.137          1.182               --
                                                       2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2007      1.022          0.965            7,915
                                                       2006      1.003          1.022            7,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.498          1.757               --
                                                       2006      1.545          1.498               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2007      1.045          1.080               --
                                                       2006      1.000          1.045               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.372          1.336               --
                                                       2006      1.000          1.372               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.385          1.403               --
                                                       2006      1.376          1.385               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.528          1.549               --
                                                       2006      1.499          1.528               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.060               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.052          1.065               --
                                                       2006      1.002          1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.384          1.405           11,292
                                                       2006      1.304          1.384           11,292

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.044          1.081               --
                                                       2006      0.996          1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.077          1.094               --
                                                       2006      1.097          1.077            4,280
                                                       2005      1.103          1.097            4,280
                                                       2004      1.039          1.103            4,712
                                                       2003      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2007      1.048          1.111            4,340
                                                       2006      1.036          1.048            4,347
                                                       2005      1.038          1.036            4,355
                                                       2004      1.016          1.038            4,363
                                                       2003      1.000          1.016               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.111          2.278               --
                                                       2006      1.697          2.111               --
                                                       2005      1.552          1.697               --
                                                       2004      1.371          1.552               --
                                                       2003      1.000          1.371               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.252          2.397               --
                                                       2006      1.971          2.252               --
                                                       2005      1.890          1.971               --
                                                       2004      1.536          1.890               --
                                                       2003      1.000          1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.378          1.462               --
                                                       2005      1.300          1.378               --
                                                       2004      1.253          1.300               --
                                                       2003      1.000          1.253               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.432          1.499               --
                                                       2005      1.406          1.432           23,192
                                                       2004      1.314          1.406               --
                                                       2003      1.000          1.314               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.339          1.376               --
                                                       2005      1.265          1.339               --
                                                       2004      1.219          1.265               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.005          1.006               --
                                                       2005      1.003          1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.034          1.067               --
                                                       2005      0.994          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.088               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.037               --
                                                       2005      1.000          1.020               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.026          1.013               --
                                                       2005      1.039          1.026               --
                                                       2004      1.037          1.039               --
                                                       2003      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.489          1.576               --
                                                       2005      1.364          1.489           28,836
                                                       2004      1.208          1.364               --
                                                       2003      1.000          1.208               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.465          1.545               --
                                                       2005      1.459          1.465               --
                                                       2004      1.312          1.459               --
                                                       2003      1.000          1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.267          1.304               --
                                                       2005      1.263          1.267           11,292
                                                       2004      1.163          1.263           12,431
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.587          1.817               --
                                                       2005      1.487          1.587           36,157
                                                       2004      1.318          1.487               --
                                                       2003      1.000          1.318               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.350          1.428               --
                                                       2005      1.307          1.350               --
                                                       2004      1.207          1.307               --
                                                       2003      1.000          1.207               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.047               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      1.000          1.087               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.350          1.404               --
                                                       2005      1.357          1.350               --
                                                       2004      1.264          1.357               --
                                                       2003      1.000          1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.225               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.117               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.299          1.344               --
                                                       2005      1.237          1.299               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2007      1.328          1.513            1,229
                                                       2006      1.325          1.328            1,231
                                                       2005      1.260          1.325            1,233
                                                       2004      1.208          1.260            1,236
                                                       2003      1.000          1.208               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.825          2.160            4,902
                                                       2006      1.483          1.825            7,122
                                                       2005      1.293          1.483           10,355
                                                       2004      1.067          1.293            5,022
                                                       2003      1.000          1.067            1,646

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159               --
                                                       2005      1.087          1.154            9,970
                                                       2004      1.063          1.087            9,631
                                                       2003      1.000          1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.552          2.029               --
                                                       2006      1.330          1.552               --
                                                       2005      1.187          1.330               --
                                                       2004      1.121          1.187               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.641          2.764               --
                                                       2006      2.031          2.641            1,468
                                                       2005      1.618          2.031            1,470
                                                       2004      1.320          1.618            2,030
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.815          1.710               --
                                                       2006      1.634          1.815               --
                                                       2005      1.434          1.634               --
                                                       2004      1.238          1.434               --
                                                       2003      1.000          1.238               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.484          1.476               --
                                                       2006      1.404          1.484            1,968
                                                       2005      1.314          1.404            8,278
                                                       2004      1.172          1.314            8,324
                                                       2003      1.000          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.269          1.338               --
                                                       2006      1.187          1.269               --
                                                       2005      1.170          1.187               --
                                                       2004      1.126          1.170               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.170            6,927
                                                       2006      1.006          1.137            7,584
                                                       2005      1.000          1.006            7,442

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.195          1.802            7,497
                                                       2006      1.631          2.195           15,216
                                                       2005      1.493          1.631           15,798
                                                       2004      1.164          1.493           19,939
                                                       2003      1.000          1.164           15,305

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.019          1.038               --
                                                       2006      0.996          1.019               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.330          1.464            9,628
                                                       2006      1.253          1.330           14,437
                                                       2005      1.177          1.253           10,624
                                                       2004      1.115          1.177            7,710
                                                       2003      1.000          1.115            7,690

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.098          2.242            7,039
                                                       2006      1.755          2.098            3,753
                                                       2005      1.515          1.755            3,757
                                                       2004      1.254          1.515            5,191
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.401          1.388            7,591
                                                       2006      1.260          1.401           16,628
                                                       2005      1.215          1.260           33,698
                                                       2004      1.128          1.215           33,735
                                                       2003      1.000          1.128            7,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.324          1.466            3,455
                                                       2006      1.276          1.324            8,566
                                                       2005      1.203          1.276           12,946
                                                       2004      1.123          1.203           14,076
                                                       2003      1.000          1.123            9,687

  DWSI International Subaccount (Class B) (6/03).....  2007      1.889          2.117            7,575
                                                       2006      1.535          1.889            9,603
                                                       2005      1.352          1.535           10,386
                                                       2004      1.185          1.352               --
                                                       2003      1.000          1.185               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.262               --
                                                       2005      1.236          1.207               --
                                                       2004      1.130          1.236               --
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.428          1.573               --
                                                       2005      1.286          1.428            3,247
                                                       2004      1.176          1.286            4,298
                                                       2003      1.000          1.176            4,286

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.219          1.249            6,663
                                                       2006      1.131          1.219            6,794
                                                       2005      1.110          1.131            6,543
                                                       2004      1.063          1.110            6,260
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.594          1.613            7,478
                                                       2006      1.411          1.594           13,671
                                                       2005      1.311          1.411           13,928
                                                       2004      1.156          1.311           19,718
                                                       2003      1.000          1.156               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.157          1.189               --
                                                       2006      1.084          1.157               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.029          1.047              834
                                                       2006      1.009          1.029           20,452
                                                       2005      1.010          1.009          266,136
                                                       2004      0.989          1.010           21,939
                                                       2003      1.000          0.989           26,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.523          1.556            2,672
                                                       2006      1.357          1.523           11,651
                                                       2005      1.266          1.357            8,968
                                                       2004      1.158          1.266            9,085
                                                       2003      1.000          1.158            5,055

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.587          1.522            8,354
                                                       2006      1.368          1.587           12,965
                                                       2005      1.297          1.368          206,738
                                                       2004      1.163          1.297           24,028
                                                       2003      1.000          1.163           13,305

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.652          2.019           13,824
                                                       2005      1.533          1.652           14,362
                                                       2004      1.245          1.533           15,940
                                                       2003      1.000          1.245            6,254

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.131          1.355               --
                                                       2005      1.053          1.131          234,832

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      2.025          2.103               --
                                                       2006      1.592          2.025               --
                                                       2005      1.324          1.592            6,281
                                                       2004      1.180          1.324            6,281
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.031          1.068            7,974
                                                       2006      1.013          1.031           24,389
                                                       2005      1.010          1.013           27,051
                                                       2004      0.996          1.010           16,279
                                                       2003      1.000          0.996           26,316

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.259          1.305               --
                                                       2006      1.139          1.259               --
                                                       2005      1.095          1.139               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.317          1.299            1,286
                                                       2006      1.219          1.317           10,921
                                                       2005      1.201          1.219          231,027
                                                       2004      1.092          1.201           35,065
                                                       2003      1.000          1.092           26,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076               --
                                                       2005      1.042          1.058               --
                                                       2004      1.000          1.042               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.242          1.242               --
                                                       2005      1.222          1.242               --
                                                       2004      1.132          1.222            5,837
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.920          2.189               --
                                                       2006      1.565          1.920               --
                                                       2005      1.399          1.565               --
                                                       2004      1.210          1.399               --
                                                       2003      1.000          1.210               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.418          1.477               --
                                                       2006      1.338          1.418               --
                                                       2005      1.221          1.338               --
                                                       2004      1.120          1.221               --
                                                       2003      1.000          1.120               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.285          1.268               --
                                                       2005      1.223          1.285               --
                                                       2004      1.110          1.223               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.149          1.271               --
                                                       2005      1.037          1.149               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.407          1.556            8,391
                                                       2006      1.247          1.407           13,288
                                                       2005      1.251          1.247           13,078
                                                       2004      1.163          1.251           12,620
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.261          1.296               --
                                                       2005      1.293          1.261               --
                                                       2004      1.122          1.293               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.445          1.530               --
                                                       2006      1.333          1.445               --
                                                       2005      1.184          1.333               --
                                                       2004      1.165          1.184               --
                                                       2003      1.000          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.208          1.245               --
                                                       2006      1.110          1.208               --
                                                       2005      1.076          1.110               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.004          1.031               --
                                                       2006      0.982          1.004            5,142
                                                       2005      0.977          0.982            5,142
                                                       2004      0.990          0.977            5,142
                                                       2003      1.000          0.990            5,142

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.107          1.129               --
                                                       2005      1.182          1.107               --
                                                       2004      1.194          1.182               --
                                                       2003      1.000          1.194               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.323          1.374               --
                                                       2006      1.287          1.323               --
                                                       2005      1.229          1.287               --
                                                       2004      1.133          1.229               --
                                                       2003      1.000          1.133               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.117          1.151            1,704
                                                       2006      1.047          1.117            7,075
                                                       2005      1.047          1.047           22,364
                                                       2004      0.985          1.047           33,817
                                                       2003      1.000          0.985           25,338

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.209          1.350              634
                                                       2006      1.227          1.209              635
                                                       2005      1.211          1.227            4,577
                                                       2004      1.216          1.211            4,782
                                                       2003      1.000          1.216              838

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.498          1.839            4,930
                                                       2006      1.438          1.498            5,387
                                                       2005      1.317          1.438            5,543
                                                       2004      1.213          1.317            5,646
                                                       2003      1.000          1.213               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.747          3.454            1,467

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.069          1.092           11,241
                                                       2006      1.000          1.069           11,809

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.833          2.168             --
                                                       2006      1.489          1.833             --
                                                       2005      1.300          1.489             --
                                                       2004      1.073          1.300             --
                                                       2003      1.000          1.073             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.122          1.127             --
                                                       2005      1.058          1.122             --
                                                       2004      1.035          1.058             --
                                                       2003      1.000          1.035             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.410          1.841             --
                                                       2006      1.208          1.410             --
                                                       2005      1.079          1.208             --
                                                       2004      1.020          1.079             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.085          2.182             --
                                                       2006      1.604          2.085             --
                                                       2005      1.278          1.604             --
                                                       2004      1.043          1.278             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.511          1.423             --
                                                       2006      1.361          1.511             --
                                                       2005      1.194          1.361             --
                                                       2004      1.032          1.194             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.301          1.293             --
                                                       2006      1.232          1.301             --
                                                       2005      1.153          1.232             --
                                                       2004      1.029          1.153             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.175          1.239             --
                                                       2006      1.100          1.175             --
                                                       2005      1.085          1.100             --
                                                       2004      1.044          1.085             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.169             --
                                                       2006      1.006          1.137             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.966          1.613             --
                                                       2006      1.462          1.966             --
                                                       2005      1.339          1.462             --
                                                       2004      1.045          1.339             --
                                                       2003      1.000          1.045             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.036             --
                                                       2006      0.995          1.018             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.242          1.367             --
                                                       2006      1.171          1.242             --
                                                       2005      1.100          1.171             --
                                                       2004      1.043          1.100             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.789          1.911             --
                                                       2006      1.497          1.789             --
                                                       2005      1.293          1.497             --
                                                       2004      1.070          1.293             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.310          1.297             --
                                                       2006      1.179          1.310             --
                                                       2005      1.137          1.179             --
                                                       2004      1.056          1.137             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.283          1.420             --
                                                       2006      1.237          1.283             --
                                                       2005      1.167          1.237             --
                                                       2004      1.090          1.167             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.730          1.938             --
                                                       2006      1.406          1.730             --
                                                       2005      1.239          1.406             --
                                                       2004      1.087          1.239             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.105          1.155             --
                                                       2005      1.132          1.105             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.248          1.374             --
                                                       2005      1.124          1.248             --
                                                       2004      1.029          1.124             --
                                                       2003      1.000          1.029             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.182          1.210             --
                                                       2006      1.097          1.182             --
                                                       2005      1.077          1.097             --
                                                       2004      1.032          1.077             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.459          1.475             --
                                                       2006      1.291          1.459             --
                                                       2005      1.200          1.291             --
                                                       2004      1.059          1.200             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.156          1.187             --
                                                       2006      1.083          1.156             --
                                                       2005      1.058          1.083             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.056          1.075             --
                                                       2006      1.037          1.056             --
                                                       2005      1.038          1.037             --
                                                       2004      1.017          1.038             --
                                                       2003      1.000          1.017             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.397          1.427             --
                                                       2006      1.246          1.397             --
                                                       2005      1.163          1.246             --
                                                       2004      1.065          1.163             --
                                                       2003      1.000          1.065             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.456          1.396             --
                                                       2006      1.255          1.456             --
                                                       2005      1.191          1.255             --
                                                       2004      1.068          1.191             --
                                                       2003      1.000          1.068             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.405          1.717             --
                                                       2005      1.305          1.405             --
                                                       2004      1.060          1.305             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.130          1.354             --
                                                       2005      1.079          1.130             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.847          1.917             --
                                                       2006      1.453          1.847             --
                                                       2005      1.209          1.453             --
                                                       2004      1.078          1.209             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.044          1.080             --
                                                       2006      1.026          1.044             --
                                                       2005      1.023          1.026             --
                                                       2004      1.009          1.023             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.258          1.302             --
                                                       2006      1.139          1.258             --
                                                       2005      1.095          1.139             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.247          1.229             --
                                                       2006      1.154          1.247             --
                                                       2005      1.138          1.154             --
                                                       2004      1.035          1.138             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075             --
                                                       2005      1.041          1.057             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.161          1.161             --
                                                       2005      1.143          1.161             --
                                                       2004      1.060          1.143             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.725          1.965             --
                                                       2006      1.406          1.725             --
                                                       2005      1.258          1.406             --
                                                       2004      1.088          1.258             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.336          1.392             --
                                                       2006      1.262          1.336             --
                                                       2005      1.152          1.262             --
                                                       2004      1.057          1.152             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.191             --
                                                       2005      1.149          1.207             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.148          1.270             --
                                                       2005      1.063          1.148             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.290          1.426             --
                                                       2006      1.144          1.290             --
                                                       2005      1.148          1.144             --
                                                       2004      1.068          1.148             --
                                                       2003      1.000          1.068             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.200          1.234             --
                                                       2005      1.231          1.200             --
                                                       2004      1.070          1.231             --
                                                       2003      1.000          1.070             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.262          1.336             --
                                                       2006      1.164          1.262             --
                                                       2005      1.035          1.164             --
                                                       2004      1.019          1.035             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.206          1.243             --
                                                       2006      1.109          1.206             --
                                                       2005      1.076          1.109             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.010          1.036             --
                                                       2006      0.988          1.010             --
                                                       2005      0.983          0.988             --
                                                       2004      0.998          0.983             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.948          0.966             --
                                                       2005      1.012          0.948             --
                                                       2004      1.023          1.012             --
                                                       2003      1.000          1.023             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.176          1.220             --
                                                       2006      1.144          1.176             --
                                                       2005      1.093          1.144             --
                                                       2004      1.008          1.093             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.169          1.204             --
                                                       2006      1.096          1.169             --
                                                       2005      1.096          1.096             --
                                                       2004      1.032          1.096             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.013          1.131             --
                                                       2006      1.029          1.013             --
                                                       2005      1.016          1.029             --
                                                       2004      1.020          1.016             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.252          1.537             --
                                                       2006      1.202          1.252             --
                                                       2005      1.102          1.202             --
                                                       2004      1.016          1.102             --
                                                       2003      1.000          1.016             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.168          2.725             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.069          1.091             --
                                                       2006      1.000          1.069             --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.812          2.141           15,722
                                                       2006      1.475          1.812           62,522
                                                       2005      1.289          1.475           71,733
                                                       2004      1.065          1.289           80,508
                                                       2003      1.000          1.065           23,169

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153               --
                                                       2005      1.084          1.148           46,455
                                                       2004      1.061          1.084           89,018
                                                       2003      1.000          1.061           55,666

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.541          2.010           23,830
                                                       2006      1.323          1.541           25,893
                                                       2005      1.184          1.323           26,448
                                                       2004      1.120          1.184           27,179
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.622          2.743               --
                                                       2006      2.021          2.622           15,671
                                                       2005      1.613          2.021           32,241
                                                       2004      1.318          1.613           30,799
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.802          1.695              248
                                                       2006      1.626          1.802              237
                                                       2005      1.429          1.626           21,765
                                                       2004      1.237          1.429           23,616
                                                       2003      1.000          1.237               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.473          1.462           14,045
                                                       2006      1.397          1.473           59,016
                                                       2005      1.310          1.397           92,361
                                                       2004      1.171          1.310           54,532
                                                       2003      1.000          1.171            6,041

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.260          1.326          260,098
                                                       2006      1.181          1.260          260,098
                                                       2005      1.167          1.181          240,288
                                                       2004      1.125          1.167           91,272
                                                       2003      1.000          1.125               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.165           73,447
                                                       2006      1.006          1.134           75,341
                                                       2005      1.000          1.006           62,174

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.179          1.785           71,266
                                                       2006      1.623          2.179          113,247
                                                       2005      1.489          1.623          130,088
                                                       2004      1.163          1.489          116,465
                                                       2003      1.000          1.163           42,304

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.016          1.032               --
                                                       2006      0.995          1.016               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.321          1.451          104,733
                                                       2006      1.247          1.321          149,687
                                                       2005      1.173          1.247           95,681
                                                       2004      1.114          1.173           35,094
                                                       2003      1.000          1.114           16,814

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.083          2.222           15,613
                                                       2006      1.746          2.083           20,716
                                                       2005      1.510          1.746           20,146
                                                       2004      1.252          1.510            4,980
                                                       2003      1.000          1.252            1,636

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.391          1.376           36,874
                                                       2006      1.254          1.391           36,622
                                                       2005      1.211          1.254           36,583
                                                       2004      1.127          1.211           83,795
                                                       2003      1.000          1.127           76,571

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.315          1.453            8,128
                                                       2006      1.269          1.315           59,573
                                                       2005      1.199          1.269           73,837
                                                       2004      1.122          1.199           85,867
                                                       2003      1.000          1.122           17,824

  DWSI International Subaccount (Class B) (6/03).....  2007      1.876          2.098           31,802
                                                       2006      1.527          1.876           34,269
                                                       2005      1.347          1.527           34,309
                                                       2004      1.184          1.347           53,946
                                                       2003      1.000          1.184           26,340

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.201          1.254               --
                                                       2005      1.232          1.201           69,416
                                                       2004      1.129          1.232           74,007
                                                       2003      1.000          1.129           12,243

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   SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.421          1.562               --
                                                       2005      1.281          1.421           17,010
                                                       2004      1.174          1.281           25,700
                                                       2003      1.000          1.174            7,066

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.211          1.238            8,485
                                                       2006      1.126          1.211            8,392
                                                       2005      1.106          1.126            8,355
                                                       2004      1.062          1.106           20,780
                                                       2003      1.000          1.062           25,525

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.583          1.599           56,284
                                                       2006      1.403          1.583           55,646
                                                       2005      1.307          1.403           69,793
                                                       2004      1.155          1.307           51,187
                                                       2003      1.000          1.155            9,539

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.152          1.181          206,175
                                                       2006      1.081          1.152          339,286
                                                       2005      1.058          1.081          112,831
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.022          1.038          244,483
                                                       2006      1.004          1.022          243,523
                                                       2005      1.007          1.004          261,185
                                                       2004      0.987          1.007          162,963
                                                       2003      1.000          0.987           76,583

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.512          1.542           61,122
                                                       2006      1.350          1.512           85,046
                                                       2005      1.262          1.350           83,509
                                                       2004      1.157          1.262           83,454
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.575          1.509          147,413
                                                       2006      1.361          1.575          208,591
                                                       2005      1.293          1.361          188,060
                                                       2004      1.162          1.293          181,164
                                                       2003      1.000          1.162           93,860

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.643          2.005           49,584
                                                       2005      1.529          1.643          109,098
                                                       2004      1.244          1.529           89,555
                                                       2003      1.000          1.244           17,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.128          1.350               --
                                                       2005      1.053          1.128               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      2.011          2.084            9,018
                                                       2006      1.584          2.011            9,223
                                                       2005      1.320          1.584            9,451
                                                       2004      1.179          1.320           18,141
                                                       2003      1.000          1.179           17,388

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.024          1.058           48,789
                                                       2006      1.008          1.024           50,538
                                                       2005      1.007          1.008           51,818
                                                       2004      0.995          1.007           46,794
                                                       2003      1.000          0.995           41,725

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.254          1.296          122,087
                                                       2006      1.136          1.254          118,236
                                                       2005      1.094          1.136          139,912
                                                       2004      1.000          1.094           26,227

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.307          1.287           68,255
                                                       2006      1.212          1.307           71,010
                                                       2005      1.197          1.212           76,445
                                                       2004      1.091          1.197           95,056
                                                       2003      1.000          1.091           79,425

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071               --
                                                       2005      1.041          1.055          264,657
                                                       2004      1.000          1.041          144,681

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.236          1.236               --
                                                       2005      1.218          1.236               --
                                                       2004      1.131          1.218           66,700
                                                       2003      1.000          1.131           28,867

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.907          2.169           59,263
                                                       2006      1.557          1.907           68,381
                                                       2005      1.395          1.557          138,265
                                                       2004      1.209          1.395           83,770
                                                       2003      1.000          1.209           39,252

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.408          1.464           69,174
                                                       2006      1.331          1.408           70,137
                                                       2005      1.217          1.331           96,732
                                                       2004      1.119          1.217           90,781
                                                       2003      1.000          1.119           17,444

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.279          1.260               --
                                                       2005      1.219          1.279           14,580
                                                       2004      1.109          1.219           13,894
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.146          1.266               --
                                                       2005      1.036          1.146               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.397          1.542           41,727
                                                       2006      1.241          1.397           42,058
                                                       2005      1.247          1.241           66,740
                                                       2004      1.162          1.247           76,632
                                                       2003      1.000          1.162           22,782

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.255          1.288               --
                                                       2005      1.289          1.255           68,753
                                                       2004      1.121          1.289           58,522
                                                       2003      1.000          1.121            7,275

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.435          1.517               --
                                                       2006      1.326          1.435               --
                                                       2005      1.181          1.326               --
                                                       2004      1.164          1.181               --
                                                       2003      1.000          1.164               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.202          1.237          268,763
                                                       2006      1.107          1.202          272,284
                                                       2005      1.076          1.107          325,169
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.997          1.022           16,014
                                                       2006      0.977          0.997           16,435
                                                       2005      0.974          0.977           16,019
                                                       2004      0.989          0.974           16,065
                                                       2003      1.000          0.989           15,771

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.102          1.121               --
                                                       2005      1.178          1.102           57,070
                                                       2004      1.193          1.178           56,937
                                                       2003      1.000          1.193            2,567

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.314          1.361           17,866
                                                       2006      1.280          1.314           65,775
                                                       2005      1.225          1.280           82,170
                                                       2004      1.132          1.225           98,567
                                                       2003      1.000          1.132           26,844

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.109          1.141          102,188
                                                       2006      1.041          1.109          101,382
                                                       2005      1.043          1.041          103,146
                                                       2004      0.984          1.043           93,649
                                                       2003      1.000          0.984           67,727

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.200          1.338               --
                                                       2006      1.221          1.200           51,481
                                                       2005      1.207          1.221           51,485
                                                       2004      1.215          1.207           51,489
                                                       2003      1.000          1.215            3,504

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.488          1.822           14,804
                                                       2006      1.430          1.488           14,804
                                                       2005      1.313          1.430           14,804
                                                       2004      1.212          1.313           14,804
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.725          3.423           13,516

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.068          1.088           28,419
                                                       2006      1.000          1.068           44,235




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.821          2.150             --
                                                       2006      1.483          1.821             --
                                                       2005      1.297          1.483             --
                                                       2004      1.072          1.297             --
                                                       2003      1.000          1.072             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.117          1.122             --
                                                       2005      1.055          1.117             --
                                                       2004      1.034          1.055             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.401          1.826             --
                                                       2006      1.203          1.401             --
                                                       2005      1.077          1.203             --
                                                       2004      1.020          1.077             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.072          2.167             --
                                                       2006      1.597          2.072             --
                                                       2005      1.276          1.597             --
                                                       2004      1.043          1.276             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.501          1.411             --
                                                       2006      1.355          1.501             --
                                                       2005      1.192          1.355             --
                                                       2004      1.032          1.192             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.293          1.283             --
                                                       2006      1.227          1.293             --
                                                       2005      1.151          1.227             --
                                                       2004      1.029          1.151             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.168          1.229             --
                                                       2006      1.095          1.168             --
                                                       2005      1.083          1.095             --
                                                       2004      1.044          1.083             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.163             --
                                                       2006      1.005          1.134             --
                                                       2005      1.000          1.005             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.954          1.600             --
                                                       2006      1.456          1.954             --
                                                       2005      1.336          1.456             --
                                                       2004      1.044          1.336             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.031             --
                                                       2006      0.994          1.015             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.235          1.355             --
                                                       2006      1.166          1.235             --
                                                       2005      1.098          1.166             --
                                                       2004      1.043          1.098             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.778          1.895             --
                                                       2006      1.490          1.778             --
                                                       2005      1.290          1.490             --
                                                       2004      1.070          1.290             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.301          1.286             --
                                                       2006      1.174          1.301             --
                                                       2005      1.134          1.174             --
                                                       2004      1.056          1.134             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.275          1.409             --
                                                       2006      1.232          1.275             --
                                                       2005      1.165          1.232             --
                                                       2004      1.090          1.165             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.719          1.922             --
                                                       2006      1.400          1.719             --
                                                       2005      1.236          1.400             --
                                                       2004      1.087          1.236             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.100          1.148             --
                                                       2005      1.129          1.100             --
                                                       2004      1.035          1.129             --
                                                       2003      1.000          1.035             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.243          1.366             --
                                                       2005      1.122          1.243             --
                                                       2004      1.028          1.122             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.174          1.200             --
                                                       2006      1.093          1.174             --
                                                       2005      1.074          1.093             --
                                                       2004      1.032          1.074             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.450          1.463             --
                                                       2006      1.286          1.450             --
                                                       2005      1.198          1.286             --
                                                       2004      1.059          1.198             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.151          1.179             --
                                                       2006      1.080          1.151             --
                                                       2005      1.057          1.080             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.050          1.066             --
                                                       2006      1.032          1.050             --
                                                       2005      1.035          1.032             --
                                                       2004      1.016          1.035             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.389          1.415             --
                                                       2006      1.241          1.389             --
                                                       2005      1.161          1.241             --
                                                       2004      1.064          1.161             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.446          1.385             --
                                                       2006      1.250          1.446             --
                                                       2005      1.188          1.250             --
                                                       2004      1.068          1.188             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.399          1.706             --
                                                       2005      1.302          1.399             --
                                                       2004      1.060          1.302             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.128          1.348             --
                                                       2005      1.078          1.128             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.836          1.901             --
                                                       2006      1.447          1.836             --
                                                       2005      1.206          1.447             --
                                                       2004      1.078          1.206             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.037          1.071             --
                                                       2006      1.022          1.037             --
                                                       2005      1.021          1.022             --
                                                       2004      1.009          1.021             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.252          1.294             --
                                                       2006      1.135          1.252             --
                                                       2005      1.094          1.135             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.239          1.219             --
                                                       2006      1.149          1.239             --
                                                       2005      1.136          1.149             --
                                                       2004      1.035          1.136             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070             --
                                                       2005      1.041          1.054             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.157          1.157             --
                                                       2005      1.140          1.157             --
                                                       2004      1.059          1.140             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.714          1.949             --
                                                       2006      1.400          1.714             --
                                                       2005      1.255          1.400             --
                                                       2004      1.088          1.255             --
                                                       2003      1.000          1.088             --

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   SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.328          1.380             --
                                                       2006      1.256          1.328             --
                                                       2005      1.149          1.256             --
                                                       2004      1.057          1.149             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.202          1.184             --
                                                       2005      1.147          1.202             --
                                                       2004      1.044          1.147             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.264             --
                                                       2005      1.063          1.145             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.282          1.414             --
                                                       2006      1.139          1.282             --
                                                       2005      1.146          1.139             --
                                                       2004      1.067          1.146             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.195          1.227             --
                                                       2005      1.229          1.195             --
                                                       2004      1.069          1.229             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.254          1.325             --
                                                       2006      1.159          1.254             --
                                                       2005      1.033          1.159             --
                                                       2004      1.019          1.033             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.201          1.235             --
                                                       2006      1.106          1.201             --
                                                       2005      1.075          1.106             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.004          1.028             --
                                                       2006      0.984          1.004             --
                                                       2005      0.981          0.984             --
                                                       2004      0.997          0.981             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.944          0.960             --
                                                       2005      1.009          0.944             --
                                                       2004      1.022          1.009             --
                                                       2003      1.000          1.022             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.168          1.210             --
                                                       2006      1.139          1.168             --
                                                       2005      1.090          1.139             --
                                                       2004      1.008          1.090             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.161          1.194             --
                                                       2006      1.091          1.161             --
                                                       2005      1.094          1.091             --
                                                       2004      1.032          1.094             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.007          1.122             --
                                                       2006      1.024          1.007             --
                                                       2005      1.013          1.024             --
                                                       2004      1.020          1.013             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.245          1.524             --
                                                       2006      1.197          1.245             --
                                                       2005      1.099          1.197             --
                                                       2004      1.015          1.099             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.153          2.703             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.088             --
                                                       2006      1.000          1.067             --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.806          2.131               --
                                                       2006      1.471          1.806               --
                                                       2005      1.287          1.471               --
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613               --
                                                       2005      1.610          2.016               --
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393               --
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.172          1.777            2,343
                                                       2006      1.619          2.172            2,556
                                                       2005      1.486          1.619            2,731
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.076          2.212               --
                                                       2006      1.741          2.076               --
                                                       2005      1.507          1.741               --
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266               --
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.869          2.089               --
                                                       2006      1.523          1.869               --
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123               --
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400               --
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347               --
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.570          1.502           20,868
                                                       2006      1.357          1.570           21,386
                                                       2005      1.290          1.357           21,692
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            3,003
                                                       2005      1.526          1.639            3,400
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.127          1.347               --
                                                       2005      1.078          1.127               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      2.004          2.074               --
                                                       2006      1.580          2.004               --
                                                       2005      1.318          1.580               --
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209            3,293
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.263               --
                                                       2005      1.062          1.145               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.392          1.535               --
                                                       2006      1.237          1.392               --
                                                       2005      1.245          1.237               --
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251               --
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.199          1.233          227,865
                                                       2006      1.105          1.199          227,865
                                                       2005      1.075          1.105          227,865
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           24,641
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.715          3.407               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.087               --
                                                       2006      1.000          1.067               --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.799          2.121            2,498
                                                       2006      1.468          1.799            4,358
                                                       2005      1.285          1.468            6,012
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           12,721
                                                       2004      1.060          1.080           13,875
                                                       2003      1.000          1.060            9,662

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            1,772
                                                       2005      1.608          2.010            1,898
                                                       2004      1.317          1.608            2,234
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.789          1.679               --
                                                       2006      1.617          1.789               --
                                                       2005      1.425          1.617               --
                                                       2004      1.236          1.425               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.463          1.449               --
                                                       2006      1.390          1.463               --
                                                       2005      1.306          1.390               --
                                                       2004      1.169          1.306               --
                                                       2003      1.000          1.169               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175               --
                                                       2004      1.123          1.163               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.159               --
                                                       2006      1.005          1.131            3,770
                                                       2005      1.000          1.005            3,727

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   SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           14,098
                                                       2006      1.615          2.164           17,856
                                                       2005      1.484          1.615           19,465
                                                       2004      1.162          1.484           20,060
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.312          1.438               --
                                                       2006      1.241          1.312            3,157
                                                       2005      1.170          1.241            3,066
                                                       2004      1.113          1.170               --
                                                       2003      1.000          1.113               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.069          2.202               --
                                                       2006      1.737          2.069               --
                                                       2005      1.505          1.737               --
                                                       2004      1.251          1.505               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.381          1.363            3,904
                                                       2006      1.248          1.381            8,836
                                                       2005      1.207          1.248           10,003
                                                       2004      1.125          1.207           10,998
                                                       2003      1.000          1.125            9,265

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.305          1.440               --
                                                       2006      1.263          1.305               --
                                                       2005      1.196          1.263               --
                                                       2004      1.121          1.196               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.862          2.079               --
                                                       2006      1.519          1.862               --
                                                       2005      1.343          1.519               --
                                                       2004      1.182          1.343               --
                                                       2003      1.000          1.182               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195               --
                                                       2004      1.127          1.228               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120               --
                                                       2004      1.061          1.103               --
                                                       2003      1.000          1.061               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.572          1.584               --
                                                       2006      1.396          1.572            2,708
                                                       2005      1.302          1.396            2,781
                                                       2004      1.153          1.302            2,813
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.014          1.028           27,636
                                                       2006      0.999          1.014           57,836
                                                       2005      1.003          0.999           55,310
                                                       2004      0.986          1.003           51,292
                                                       2003      1.000          0.986           10,155

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.501          1.528           30,891
                                                       2006      1.343          1.501           61,912
                                                       2005      1.258          1.343           61,436
                                                       2004      1.156          1.258           60,793
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.564          1.495               --
                                                       2006      1.354          1.564            4,182
                                                       2005      1.288          1.354            4,172
                                                       2004      1.160          1.288            4,351
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           12,436
                                                       2005      1.524          1.635           12,737
                                                       2004      1.242          1.524           13,315
                                                       2003      1.000          1.242               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.344               --
                                                       2005      1.053          1.126               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.997          2.065           16,091
                                                       2006      1.576          1.997           16,091
                                                       2005      1.316          1.576           16,091
                                                       2004      1.178          1.316           16,091
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.298          1.275           17,942
                                                       2006      1.206          1.298           35,008
                                                       2005      1.193          1.206           34,247
                                                       2004      1.090          1.193           32,822
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.231          1.231               --
                                                       2005      1.214          1.231               --
                                                       2004      1.130          1.214            2,961
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.893          2.150            9,119
                                                       2006      1.549          1.893           20,344
                                                       2005      1.390          1.549           21,148
                                                       2004      1.207          1.390           22,333
                                                       2003      1.000          1.207               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.398          1.451               --
                                                       2006      1.324          1.398               --
                                                       2005      1.213          1.324               --
                                                       2004      1.117          1.213               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.261               --
                                                       2005      1.036          1.143               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.387          1.528               --
                                                       2006      1.234          1.387            3,036
                                                       2005      1.243          1.234            2,985
                                                       2004      1.160          1.243            2,895
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248               --
                                                       2004      1.120          1.285               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096               --
                                                       2004      1.191          1.174               --
                                                       2003      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.305          1.349            6,620
                                                       2006      1.274          1.305           11,844
                                                       2005      1.221          1.274           11,028
                                                       2004      1.130          1.221           11,114
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.101          1.131           10,140
                                                       2006      1.036          1.101            9,882
                                                       2005      1.040          1.036            9,611
                                                       2004      0.983          1.040            9,275
                                                       2003      1.000          0.983               --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.192          1.326               --
                                                       2006      1.214          1.192               --
                                                       2005      1.203          1.214               --
                                                       2004      1.213          1.203               --
                                                       2003      1.000          1.213               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.477          1.806               --
                                                       2006      1.423          1.477               --
                                                       2005      1.309          1.423               --
                                                       2004      1.210          1.309               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.704          3.392               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.085            4,910
                                                       2006      1.000          1.066           13,226




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.810          2.132             --
                                                       2006      1.477          1.810             --
                                                       2005      1.294          1.477             --
                                                       2004      1.072          1.294             --
                                                       2003      1.000          1.072             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.113          1.116             --
                                                       2005      1.053          1.113             --
                                                       2004      1.034          1.053             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.392          1.811             --
                                                       2006      1.198          1.392             --
                                                       2005      1.074          1.198             --
                                                       2004      1.019          1.074             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.059          2.152             --
                                                       2006      1.590          2.059             --
                                                       2005      1.273          1.590             --
                                                       2004      1.043          1.273             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.492          1.399             --
                                                       2006      1.349          1.492             --
                                                       2005      1.189          1.349             --
                                                       2004      1.032          1.189             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.285          1.272             --
                                                       2006      1.222          1.285             --
                                                       2005      1.148          1.222             --
                                                       2004      1.029          1.148             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.161          1.219             --
                                                       2006      1.091          1.161             --
                                                       2005      1.080          1.091             --
                                                       2004      1.044          1.080             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.158             --
                                                       2006      1.005          1.131             --
                                                       2005      1.000          1.005             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.942          1.587             --
                                                       2006      1.450          1.942             --
                                                       2005      1.333          1.450             --
                                                       2004      1.044          1.333             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.026             --
                                                       2006      0.993          1.012             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.227          1.344             --
                                                       2006      1.161          1.227             --
                                                       2005      1.095          1.161             --
                                                       2004      1.043          1.095             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.767          1.879             --
                                                       2006      1.484          1.767             --
                                                       2005      1.287          1.484             --
                                                       2004      1.070          1.287             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.293          1.276             --
                                                       2006      1.169          1.293             --
                                                       2005      1.132          1.169             --
                                                       2004      1.055          1.132             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.267          1.397             --
                                                       2006      1.227          1.267             --
                                                       2005      1.162          1.227             --
                                                       2004      1.090          1.162             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.709          1.907             --
                                                       2006      1.394          1.709             --
                                                       2005      1.234          1.394             --
                                                       2004      1.086          1.234             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.096          1.142             --
                                                       2005      1.127          1.096             --
                                                       2004      1.035          1.127             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.238          1.357             --
                                                       2005      1.119          1.238             --
                                                       2004      1.028          1.119             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.167          1.190             --
                                                       2006      1.088          1.167             --
                                                       2005      1.072          1.088             --
                                                       2004      1.032          1.072             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.441          1.451             --
                                                       2006      1.280          1.441             --
                                                       2005      1.195          1.280             --
                                                       2004      1.059          1.195             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.145          1.171             --
                                                       2006      1.077          1.145             --
                                                       2005      1.057          1.077             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.043          1.057             --
                                                       2006      1.028          1.043             --
                                                       2005      1.033          1.028             --
                                                       2004      1.016          1.033             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.380          1.404             --
                                                       2006      1.235          1.380             --
                                                       2005      1.158          1.235             --
                                                       2004      1.064          1.158             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.437          1.373             --
                                                       2006      1.245          1.437             --
                                                       2005      1.185          1.245             --
                                                       2004      1.068          1.185             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.393          1.696             --
                                                       2005      1.299          1.393             --
                                                       2004      1.060          1.299             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.343             --
                                                       2005      1.078          1.125             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.824          1.886             --
                                                       2006      1.440          1.824             --
                                                       2005      1.204          1.440             --
                                                       2004      1.078          1.204             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.031          1.062             --
                                                       2006      1.017          1.031             --
                                                       2005      1.019          1.017             --
                                                       2004      1.009          1.019             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.246          1.285             --
                                                       2006      1.132          1.246             --
                                                       2005      1.093          1.132             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.231          1.209             --
                                                       2006      1.145          1.231             --
                                                       2005      1.133          1.145             --
                                                       2004      1.035          1.133             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066             --
                                                       2005      1.040          1.052             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.153          1.153             --
                                                       2005      1.138          1.153             --
                                                       2004      1.059          1.138             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.703          1.933             --
                                                       2006      1.394          1.703             --
                                                       2005      1.252          1.394             --
                                                       2004      1.088          1.252             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.320          1.369             --
                                                       2006      1.251          1.320             --
                                                       2005      1.146          1.251             --
                                                       2004      1.056          1.146             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.197          1.177             --
                                                       2005      1.144          1.197             --
                                                       2004      1.044          1.144             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.259             --
                                                       2005      1.062          1.143             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.274          1.403             --
                                                       2006      1.134          1.274             --
                                                       2005      1.143          1.134             --
                                                       2004      1.067          1.143             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.190          1.220             --
                                                       2005      1.226          1.190             --
                                                       2004      1.069          1.226             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.246          1.314             --
                                                       2006      1.154          1.246             --
                                                       2005      1.031          1.154             --
                                                       2004      1.018          1.031             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.195          1.227             --
                                                       2006      1.103          1.195             --
                                                       2005      1.075          1.103             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.997          1.019             --
                                                       2006      0.979          0.997             --
                                                       2005      0.979          0.979             --
                                                       2004      0.997          0.979             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.940          0.954             --
                                                       2005      1.007          0.940             --
                                                       2004      1.022          1.007             --
                                                       2003      1.000          1.022             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.161          1.200             --
                                                       2006      1.134          1.161             --
                                                       2005      1.088          1.134             --
                                                       2004      1.007          1.088             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.154          1.184             --
                                                       2006      1.086          1.154             --
                                                       2005      1.091          1.086             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.000          1.112             --
                                                       2006      1.020          1.000             --
                                                       2005      1.011          1.020             --
                                                       2004      1.020          1.011             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.237          1.512             --
                                                       2006      1.192          1.237             --
                                                       2005      1.097          1.192             --
                                                       2004      1.015          1.097             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.138          2.680             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.084             --
                                                       2006      1.000          1.066             --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.793          2.112              --
                                                       2006      1.464          1.793              --
                                                       2005      1.283          1.464              --
                                                       2004      1.064          1.283              --
                                                       2003      1.000          1.064              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143              --
                                                       2005      1.079          1.139              --
                                                       2004      1.060          1.079              --
                                                       2003      1.000          1.060              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.525          1.983              --
                                                       2006      1.313          1.525              --
                                                       2005      1.178          1.313              --
                                                       2004      1.118          1.178              --
                                                       2003      1.000          1.118              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711              --
                                                       2006      2.005          2.594              --
                                                       2005      1.605          2.005              --
                                                       2004      1.316          1.605              --
                                                       2003      1.000          1.316              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.783          1.672              --
                                                       2006      1.613          1.783              --
                                                       2005      1.423          1.613              --
                                                       2004      1.235          1.423              --
                                                       2003      1.000          1.235              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.457          1.442              --
                                                       2006      1.386          1.457              --
                                                       2005      1.303          1.386              --
                                                       2004      1.169          1.303              --
                                                       2003      1.000          1.169              --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.246          1.308              --
                                                       2006      1.172          1.246              --
                                                       2005      1.161          1.172              --
                                                       2004      1.123          1.161              --
                                                       2003      1.000          1.123              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.130          1.157              --
                                                       2006      1.005          1.130              --
                                                       2005      1.000          1.005              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.156          1.761              --
                                                       2006      1.610          2.156              --
                                                       2005      1.482          1.610              --
                                                       2004      1.161          1.482              --
                                                       2003      1.000          1.161              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025           2,170
                                                       2006      0.993          1.012           2,173
                                                       2005      1.000          0.993           2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.307          1.431           1,937
                                                       2006      1.237          1.307           1,939
                                                       2005      1.168          1.237              --
                                                       2004      1.112          1.168              --
                                                       2003      1.000          1.112              --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.061          2.192              --
                                                       2006      1.732          2.061              --
                                                       2005      1.503          1.732              --
                                                       2004      1.250          1.503              --
                                                       2003      1.000          1.250              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.376          1.357              --
                                                       2006      1.244          1.376              --
                                                       2005      1.205          1.244              --
                                                       2004      1.125          1.205              --
                                                       2003      1.000          1.125              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.301          1.433              --
                                                       2006      1.260          1.301              --
                                                       2005      1.194          1.260              --
                                                       2004      1.120          1.194              --
                                                       2003      1.000          1.120              --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.856          2.070           1,546
                                                       2006      1.515          1.856           1,548
                                                       2005      1.341          1.515              --
                                                       2004      1.182          1.341              --
                                                       2003      1.000          1.182              --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242              --
                                                       2005      1.226          1.192              --
                                                       2004      1.127          1.226              --
                                                       2003      1.000          1.127              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545              --
                                                       2005      1.276          1.410           1,650
                                                       2004      1.172          1.276              --
                                                       2003      1.000          1.172              --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.198          1.221              --
                                                       2006      1.117          1.198              --
                                                       2005      1.101          1.117              --
                                                       2004      1.060          1.101              --
                                                       2003      1.000          1.060              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.566          1.577              --
                                                       2006      1.393          1.566              --
                                                       2005      1.300          1.393              --
                                                       2004      1.153          1.300              --
                                                       2003      1.000          1.153              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.144          1.169              --
                                                       2006      1.077          1.144              --
                                                       2005      1.056          1.077              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.011          1.024           2,156
                                                       2006      0.996          1.011           2,158
                                                       2005      1.002          0.996           2,161
                                                       2004      0.986          1.002              --
                                                       2003      1.000          0.986              --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.496          1.521           3,400
                                                       2006      1.340          1.496           3,404
                                                       2005      1.256          1.340           3,408
                                                       2004      1.155          1.256              --
                                                       2003      1.000          1.155              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.559          1.488              --
                                                       2006      1.350          1.559              --
                                                       2005      1.286          1.350              --
                                                       2004      1.160          1.286              --
                                                       2003      1.000          1.160              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984           1,368
                                                       2005      1.521          1.631           1,370
                                                       2004      1.241          1.521              --
                                                       2003      1.000          1.241              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.341              --
                                                       2005      1.078          1.125           2,093

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.990          2.056              --
                                                       2006      1.572          1.990              --
                                                       2005      1.314          1.572              --
                                                       2004      1.177          1.314              --
                                                       2003      1.000          1.177              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.013          1.044              --
                                                       2006      1.000          1.013              --
                                                       2005      1.002          1.000              --
                                                       2004      0.993          1.002              --
                                                       2003      1.000          0.993              --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.245          1.283              --
                                                       2006      1.132          1.245              --
                                                       2005      1.093          1.132              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.293          1.269              --
                                                       2006      1.203          1.293              --
                                                       2005      1.192          1.203              --
                                                       2004      1.089          1.192              --
                                                       2003      1.000          1.089              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065              --
                                                       2005      1.040          1.051              --
                                                       2004      1.000          1.040              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.228          1.228              --
                                                       2005      1.212          1.228              --
                                                       2004      1.129          1.212              --
                                                       2003      1.000          1.129              --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.887          2.140           1,560
                                                       2006      1.545          1.887           1,562
                                                       2005      1.388          1.545           1,564
                                                       2004      1.207          1.388              --
                                                       2003      1.000          1.207              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.393          1.444              --
                                                       2006      1.321          1.393              --
                                                       2005      1.211          1.321              --
                                                       2004      1.117          1.211              --
                                                       2003      1.000          1.117              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246              --
                                                       2005      1.213          1.269              --
                                                       2004      1.107          1.213              --
                                                       2003      1.000          1.107              --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.142          1.258              --
                                                       2005      1.062          1.142              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.382          1.521              --
                                                       2006      1.231          1.382              --
                                                       2005      1.241          1.231              --
                                                       2004      1.160          1.241              --
                                                       2003      1.000          1.160              --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275              --
                                                       2005      1.283          1.245              --
                                                       2004      1.119          1.283              --
                                                       2003      1.000          1.119              --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.420          1.496              --
                                                       2006      1.316          1.420              --
                                                       2005      1.175          1.316              --
                                                       2004      1.162          1.175              --
                                                       2003      1.000          1.162              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.194          1.224              --
                                                       2006      1.102          1.194              --
                                                       2005      1.074          1.102              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.986          1.008              --
                                                       2006      0.969          0.986              --
                                                       2005      0.969          0.969              --
                                                       2004      0.988          0.969              --
                                                       2003      1.000          0.988              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110              --
                                                       2005      1.173          1.093              --
                                                       2004      1.191          1.173              --
                                                       2003      1.000          1.191              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.300          1.343              --
                                                       2006      1.271          1.300              --
                                                       2005      1.219          1.271              --
                                                       2004      1.130          1.219              --
                                                       2003      1.000          1.130              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.097          1.125              --
                                                       2006      1.033          1.097              --
                                                       2005      1.038          1.033              --
                                                       2004      0.982          1.038              --
                                                       2003      1.000          0.982              --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.188          1.320              --
                                                       2006      1.211          1.188              --
                                                       2005      1.201          1.211              --
                                                       2004      1.213          1.201              --
                                                       2003      1.000          1.213              --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.472          1.798           3,242
                                                       2006      1.419          1.472           3,246
                                                       2005      1.307          1.419           3,250
                                                       2004      1.210          1.307              --
                                                       2003      1.000          1.210              --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.694          3.376              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.083              --
                                                       2006      1.000          1.066              --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.787          2.102              --
                                                       2006      1.460          1.787              --
                                                       2005      1.281          1.460              --
                                                       2004      1.063          1.281           2,000
                                                       2003      1.000          1.063           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139              --
                                                       2005      1.077          1.136              --
                                                       2004      1.059          1.077              --
                                                       2003      1.000          1.059              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.520          1.974              --
                                                       2006      1.310          1.520              --
                                                       2005      1.176          1.310              --
                                                       2004      1.118          1.176              --
                                                       2003      1.000          1.118           3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700              --
                                                       2006      2.000          2.585              --
                                                       2005      1.603          2.000              --
                                                       2004      1.315          1.603           1,000
                                                       2003      1.000          1.315           1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.777          1.664              --
                                                       2006      1.609          1.777              --
                                                       2005      1.420          1.609              --
                                                       2004      1.234          1.420           1,000
                                                       2003      1.000          1.234           1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.452          1.436              --
                                                       2006      1.383          1.452              --
                                                       2005      1.301          1.383              --
                                                       2004      1.168          1.301           2,000
                                                       2003      1.000          1.168           2,000

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.242          1.302              --
                                                       2006      1.169          1.242              --
                                                       2005      1.159          1.169              --
                                                       2004      1.122          1.159           3,000
                                                       2003      1.000          1.122           3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.154              --
                                                       2006      1.004          1.129              --
                                                       2005      1.000          1.004              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.149          1.753              --
                                                       2006      1.606          2.149              --
                                                       2005      1.479          1.606              --
                                                       2004      1.160          1.479              --
                                                       2003      1.000          1.160           2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022              --
                                                       2006      0.993          1.010              --
                                                       2005      1.000          0.993              --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.302          1.425              --
                                                       2006      1.234          1.302              --
                                                       2005      1.166          1.234              --
                                                       2004      1.112          1.166           2,000
                                                       2003      1.000          1.112           2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.054          2.182              --
                                                       2006      1.728          2.054              --
                                                       2005      1.500          1.728              --
                                                       2004      1.249          1.500           1,000
                                                       2003      1.000          1.249           1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.371          1.351              --
                                                       2006      1.241          1.371              --
                                                       2005      1.204          1.241              --
                                                       2004      1.124          1.204              --
                                                       2003      1.000          1.124           1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.296          1.427              --
                                                       2006      1.256          1.296              --
                                                       2005      1.192          1.256              --
                                                       2004      1.119          1.192              --
                                                       2003      1.000          1.119           1,000

  DWSI International Subaccount (Class B) (6/03).....  2007      1.849          2.060              --
                                                       2006      1.511          1.849              --
                                                       2005      1.339          1.511              --
                                                       2004      1.181          1.339           1,000
                                                       2003      1.000          1.181           1,000

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238              --
                                                       2005      1.225          1.189              --
                                                       2004      1.126          1.225           2,000
                                                       2003      1.000          1.126           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540              --
                                                       2005      1.274          1.407              --
                                                       2004      1.172          1.274           1,000
                                                       2003      1.000          1.172           1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.194          1.216              --
                                                       2006      1.114          1.194              --
                                                       2005      1.099          1.114              --
                                                       2004      1.060          1.099           2,000
                                                       2003      1.000          1.060           2,000

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.561          1.570              --
                                                       2006      1.389          1.561              --
                                                       2005      1.298          1.389              --
                                                       2004      1.152          1.298           2,000
                                                       2003      1.000          1.152           2,000

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.141          1.165              --
                                                       2006      1.075          1.141              --
                                                       2005      1.056          1.075              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.007          1.019              --
                                                       2006      0.994          1.007              --
                                                       2005      1.000          0.994              --
                                                       2004      0.985          1.000              --
                                                       2003      1.000          0.985           2,000

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.491          1.514              --
                                                       2006      1.336          1.491              --
                                                       2005      1.254          1.336              --
                                                       2004      1.154          1.254              --
                                                       2003      1.000          1.154           1,000

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.553          1.481              --
                                                       2006      1.347          1.553              --
                                                       2005      1.284          1.347              --
                                                       2004      1.159          1.284              --
                                                       2003      1.000          1.159           1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977              --
                                                       2005      1.519          1.627              --
                                                       2004      1.241          1.519              --
                                                       2003      1.000          1.241           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.123          1.339              --
                                                       2005      1.053          1.123              --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.982          2.046              --
                                                       2006      1.568          1.982              --
                                                       2005      1.312          1.568              --
                                                       2004      1.177          1.312           1,000
                                                       2003      1.000          1.177           1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.010          1.039              --
                                                       2006      0.998          1.010              --
                                                       2005      1.000          0.998              --
                                                       2004      0.992          1.000           2,000
                                                       2003      1.000          0.992           2,000

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.242          1.278              --
                                                       2006      1.130          1.242              --
                                                       2005      1.093          1.130              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.289          1.264              --
                                                       2006      1.200          1.289              --
                                                       2005      1.190          1.200              --
                                                       2004      1.088          1.190              --
                                                       2003      1.000          1.088              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063              --
                                                       2005      1.039          1.049              --
                                                       2004      1.000          1.039              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.225          1.225              --
                                                       2005      1.211          1.225              --
                                                       2004      1.129          1.211           1,000
                                                       2003      1.000          1.129           1,000

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.880          2.130              --
                                                       2006      1.541          1.880              --
                                                       2005      1.386          1.541              --
                                                       2004      1.206          1.386              --
                                                       2003      1.000          1.206           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.388          1.438              --
                                                       2006      1.318          1.388              --
                                                       2005      1.209          1.318              --
                                                       2004      1.116          1.209           1,000
                                                       2003      1.000          1.116           1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242              --
                                                       2005      1.211          1.266              --
                                                       2004      1.107          1.211           1,000
                                                       2003      1.000          1.107           1,000

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.255              --
                                                       2005      1.036          1.141              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.377          1.514              --
                                                       2006      1.228          1.377              --
                                                       2005      1.239          1.228              --
                                                       2004      1.159          1.239              --
                                                       2003      1.000          1.159           2,000

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271              --
                                                       2005      1.281          1.242              --
                                                       2004      1.119          1.281           1,000
                                                       2003      1.000          1.119           1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.415          1.489              --
                                                       2006      1.312          1.415              --
                                                       2005      1.173          1.312              --
                                                       2004      1.161          1.173           1,000
                                                       2003      1.000          1.161           1,000

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.191          1.220              --
                                                       2006      1.101          1.191              --
                                                       2005      1.074          1.101              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.983          1.003              --
                                                       2006      0.967          0.983              --
                                                       2005      0.968          0.967              --
                                                       2004      0.987          0.968           1,000
                                                       2003      1.000          0.987           1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106              --
                                                       2005      1.171          1.090              --
                                                       2004      1.190          1.171           1,000
                                                       2003      1.000          1.190           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.295          1.337              --
                                                       2006      1.267          1.295              --
                                                       2005      1.217          1.267              --
                                                       2004      1.129          1.217              --
                                                       2003      1.000          1.129           1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.093          1.120              --
                                                       2006      1.031          1.093              --
                                                       2005      1.037          1.031              --
                                                       2004      0.982          1.037              --
                                                       2003      1.000          0.982           2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.184          1.314              --
                                                       2006      1.208          1.184              --
                                                       2005      1.199          1.208              --
                                                       2004      1.212          1.199           1,000
                                                       2003      1.000          1.212           1,000

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.467          1.790              --
                                                       2006      1.416          1.467              --
                                                       2005      1.305          1.416              --
                                                       2004      1.209          1.305           1,000
                                                       2003      1.000          1.209           1,000

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.683          3.361              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.065          1.081              --
                                                       2006      1.000          1.065              --




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

         CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR-ST1

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.819          2.151             --
                                                       2006      1.479          1.819             --
                                                       2005      1.291          1.479             --
                                                       2004      1.066          1.291             --
                                                       2003      1.000          1.066             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156             --
                                                       2005      1.086          1.151             --
                                                       2004      1.062          1.086             --
                                                       2003      1.000          1.062             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.547          2.019             --
                                                       2006      1.326          1.547             --
                                                       2005      1.185          1.326             --
                                                       2004      1.121          1.185             --
                                                       2003      1.000          1.121             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.632          2.753             --
                                                       2006      2.026          2.632             --
                                                       2005      1.615          2.026             --
                                                       2004      1.319          1.615             --
                                                       2003      1.000          1.319             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.809          1.702             --
                                                       2006      1.630          1.809             --
                                                       2005      1.432          1.630             --
                                                       2004      1.238          1.432             --
                                                       2003      1.000          1.238             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.478          1.469             --
                                                       2006      1.401          1.478             --
                                                       2005      1.312          1.401             --
                                                       2004      1.171          1.312             --
                                                       2003      1.000          1.171             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.264          1.332             --
                                                       2006      1.184          1.264             --
                                                       2005      1.168          1.184             --
                                                       2004      1.125          1.168             --
                                                       2003      1.000          1.125             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.136          1.167             --
                                                       2006      1.006          1.136             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.187          1.793             --
                                                       2006      1.627          2.187             --
                                                       2005      1.491          1.627             --
                                                       2004      1.164          1.491             --
                                                       2003      1.000          1.164             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.035             --
                                                       2006      0.995          1.018             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.326          1.457             --
                                                       2006      1.250          1.326             --
                                                       2005      1.175          1.250             --
                                                       2004      1.115          1.175             --
                                                       2003      1.000          1.115             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.091          2.232             --
                                                       2006      1.750          2.091             --
                                                       2005      1.512          1.750             --
                                                       2004      1.253          1.512             --
                                                       2003      1.000          1.253             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.396          1.382             --
                                                       2006      1.257          1.396             --
                                                       2005      1.213          1.257             --
                                                       2004      1.127          1.213             --
                                                       2003      1.000          1.127             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.319          1.460             --
                                                       2006      1.273          1.319             --
                                                       2005      1.201          1.273             --
                                                       2004      1.123          1.201             --
                                                       2003      1.000          1.123             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.882          2.108             --
                                                       2006      1.531          1.882             --
                                                       2005      1.349          1.531             --
                                                       2004      1.184          1.349             --
                                                       2003      1.000          1.184             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.204          1.258             --
                                                       2005      1.234          1.204             --
                                                       2004      1.129          1.234             --
                                                       2003      1.000          1.129             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.425          1.567             --
                                                       2005      1.284          1.425             --
                                                       2004      1.175          1.284             --
                                                       2003      1.000          1.175             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.215          1.244             --
                                                       2006      1.129          1.215             --
                                                       2005      1.108          1.129             --
                                                       2004      1.063          1.108             --
                                                       2003      1.000          1.063             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.589          1.606             --
                                                       2006      1.407          1.589             --
                                                       2005      1.309          1.407             --
                                                       2004      1.155          1.309             --
                                                       2003      1.000          1.155             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.155          1.185             --
                                                       2006      1.083          1.155             --
                                                       2005      1.058          1.083             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.025          1.042             --
                                                       2006      1.007          1.025             --
                                                       2005      1.008          1.007             --
                                                       2004      0.988          1.008             --
                                                       2003      1.000          0.988             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.517          1.549             --
                                                       2006      1.354          1.517             --
                                                       2005      1.264          1.354             --
                                                       2004      1.158          1.264             --
                                                       2003      1.000          1.158             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.581          1.516             --
                                                       2006      1.364          1.581             --
                                                       2005      1.295          1.364             --
                                                       2004      1.162          1.295             --
                                                       2003      1.000          1.162             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.648          2.012             --
                                                       2005      1.531          1.648             --
                                                       2004      1.244          1.531             --
                                                       2003      1.000          1.244             --

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.130          1.352             --
                                                       2005      1.053          1.130             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      2.018          2.093             --
                                                       2006      1.588          2.018             --
                                                       2005      1.322          1.588             --
                                                       2004      1.180          1.322             --
                                                       2003      1.000          1.180             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.028          1.063             --
                                                       2006      1.011          1.028             --
                                                       2005      1.008          1.011             --
                                                       2004      0.995          1.008             --
                                                       2003      1.000          0.995             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.257          1.300             --
                                                       2006      1.138          1.257             --
                                                       2005      1.095          1.138             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.312          1.293             --
                                                       2006      1.215          1.312             --
                                                       2005      1.199          1.215             --
                                                       2004      1.091          1.199             --
                                                       2003      1.000          1.091             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074             --
                                                       2005      1.041          1.057             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.239          1.239             --
                                                       2005      1.220          1.239             --
                                                       2004      1.132          1.220             --
                                                       2003      1.000          1.132             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.914          2.179             --
                                                       2006      1.561          1.914             --
                                                       2005      1.397          1.561             --
                                                       2004      1.209          1.397             --
                                                       2003      1.000          1.209             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.413          1.471             --
                                                       2006      1.335          1.413             --
                                                       2005      1.219          1.335             --
                                                       2004      1.119          1.219             --
                                                       2003      1.000          1.119             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.282          1.264             --
                                                       2005      1.221          1.282             --
                                                       2004      1.110          1.221             --
                                                       2003      1.000          1.110             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.147          1.268             --
                                                       2005      1.036          1.147             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.402          1.549             --
                                                       2006      1.244          1.402             --
                                                       2005      1.249          1.244             --
                                                       2004      1.162          1.249             --
                                                       2003      1.000          1.162             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.258          1.292             --
                                                       2005      1.291          1.258             --
                                                       2004      1.122          1.291             --
                                                       2003      1.000          1.122             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.440          1.523             --
                                                       2006      1.329          1.440             --
                                                       2005      1.183          1.329             --
                                                       2004      1.164          1.183             --
                                                       2003      1.000          1.164             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.205          1.241             --
                                                       2006      1.108          1.205             --
                                                       2005      1.076          1.108             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.001          1.026             --
                                                       2006      0.979          1.001             --
                                                       2005      0.975          0.979             --
                                                       2004      0.990          0.975             --
                                                       2003      1.000          0.990             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.105          1.125             --
                                                       2005      1.180          1.105             --
                                                       2004      1.193          1.180             --
                                                       2003      1.000          1.193             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.319          1.367             --
                                                       2006      1.284          1.319             --
                                                       2005      1.227          1.284             --
                                                       2004      1.132          1.227             --
                                                       2003      1.000          1.132             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.113          1.146             --
                                                       2006      1.044          1.113             --
                                                       2005      1.045          1.044             --
                                                       2004      0.985          1.045             --
                                                       2003      1.000          0.985             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.205          1.344             --
                                                       2006      1.224          1.205             --
                                                       2005      1.209          1.224             --
                                                       2004      1.215          1.209             --
                                                       2003      1.000          1.215             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.493          1.831             --
                                                       2006      1.434          1.493             --
                                                       2005      1.315          1.434             --
                                                       2004      1.212          1.315             --
                                                       2003      1.000          1.212             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.736          3.438             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.068          1.090             --
                                                       2006      1.000          1.068             --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.827          2.159             --
                                                       2006      1.486          1.827             --
                                                       2005      1.298          1.486             --
                                                       2004      1.072          1.298             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.120          1.124             --
                                                       2005      1.057          1.120             --
                                                       2004      1.034          1.057             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.405          1.834             --
                                                       2006      1.206          1.405             --
                                                       2005      1.078          1.206             --
                                                       2004      1.020          1.078             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.078          2.174             --
                                                       2006      1.601          2.078             --
                                                       2005      1.277          1.601             --
                                                       2004      1.043          1.277             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.506          1.417             --
                                                       2006      1.358          1.506             --
                                                       2005      1.193          1.358             --
                                                       2004      1.032          1.193             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.297          1.288             --
                                                       2006      1.229          1.297             --
                                                       2005      1.152          1.229             --
                                                       2004      1.029          1.152             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.172          1.234             --
                                                       2006      1.098          1.172             --
                                                       2005      1.084          1.098             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.135          1.166             --
                                                       2006      1.006          1.135             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.960          1.607             --
                                                       2006      1.459          1.960             --
                                                       2005      1.338          1.459             --
                                                       2004      1.044          1.338             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.017          1.034             --
                                                       2006      0.995          1.017             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.239          1.361             --
                                                       2006      1.169          1.239             --
                                                       2005      1.099          1.169             --
                                                       2004      1.043          1.099             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.783          1.903             --
                                                       2006      1.493          1.783             --
                                                       2005      1.291          1.493             --
                                                       2004      1.070          1.291             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.306          1.292             --
                                                       2006      1.176          1.306             --
                                                       2005      1.135          1.176             --
                                                       2004      1.056          1.135             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.279          1.415             --
                                                       2006      1.234          1.279             --
                                                       2005      1.166          1.234             --
                                                       2004      1.090          1.166             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.725          1.930             --
                                                       2006      1.403          1.725             --
                                                       2005      1.238          1.403             --
                                                       2004      1.087          1.238             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.103          1.152             --
                                                       2005      1.131          1.103             --
                                                       2004      1.035          1.131             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.246          1.370             --
                                                       2005      1.123          1.246             --
                                                       2004      1.028          1.123             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.178          1.205             --
                                                       2006      1.095          1.178             --
                                                       2005      1.076          1.095             --
                                                       2004      1.032          1.076             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.454          1.469             --
                                                       2006      1.289          1.454             --
                                                       2005      1.199          1.289             --
                                                       2004      1.059          1.199             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.153          1.183             --
                                                       2006      1.082          1.153             --
                                                       2005      1.058          1.082             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.053          1.070             --
                                                       2006      1.034          1.053             --
                                                       2005      1.037          1.034             --
                                                       2004      1.016          1.037             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.393          1.421             --
                                                       2006      1.243          1.393             --
                                                       2005      1.162          1.243             --
                                                       2004      1.064          1.162             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.451          1.390             --
                                                       2006      1.253          1.451             --
                                                       2005      1.189          1.253             --
                                                       2004      1.068          1.189             --
                                                       2003      1.000          1.068             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.402          1.712             --
                                                       2005      1.304          1.402             --
                                                       2004      1.060          1.304             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.129          1.351             --
                                                       2005      1.079          1.129             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.841          1.909             --
                                                       2006      1.450          1.841             --
                                                       2005      1.208          1.450             --
                                                       2004      1.078          1.208             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.041          1.076             --
                                                       2006      1.024          1.041             --
                                                       2005      1.022          1.024             --
                                                       2004      1.009          1.022             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.255          1.298             --
                                                       2006      1.137          1.255             --
                                                       2005      1.095          1.137             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.243          1.224             --
                                                       2006      1.152          1.243             --
                                                       2005      1.137          1.152             --
                                                       2004      1.035          1.137             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073             --
                                                       2005      1.041          1.056             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.159          1.159             --
                                                       2005      1.142          1.159             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.720          1.957             --
                                                       2006      1.403          1.720             --
                                                       2005      1.256          1.403             --
                                                       2004      1.088          1.256             --
                                                       2003      1.000          1.088             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.332          1.386             --
                                                       2006      1.259          1.332             --
                                                       2005      1.150          1.259             --
                                                       2004      1.057          1.150             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.205          1.188             --
                                                       2005      1.148          1.205             --
                                                       2004      1.044          1.148             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.147          1.267             --
                                                       2005      1.063          1.147             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.286          1.420             --
                                                       2006      1.141          1.286             --
                                                       2005      1.147          1.141             --
                                                       2004      1.068          1.147             --
                                                       2003      1.000          1.068             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.198          1.230             --
                                                       2005      1.230          1.198             --
                                                       2004      1.069          1.230             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.258          1.330             --
                                                       2006      1.162          1.258             --
                                                       2005      1.034          1.162             --
                                                       2004      1.019          1.034             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.204          1.239             --
                                                       2006      1.107          1.204             --
                                                       2005      1.076          1.107             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.007          1.032             --
                                                       2006      0.986          1.007             --
                                                       2005      0.982          0.986             --
                                                       2004      0.998          0.982             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.946          0.963             --
                                                       2005      1.011          0.946             --
                                                       2004      1.023          1.011             --
                                                       2003      1.000          1.023             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.172          1.215             --
                                                       2006      1.141          1.172             --
                                                       2005      1.092          1.141             --
                                                       2004      1.008          1.092             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.165          1.199             --
                                                       2006      1.093          1.165             --
                                                       2005      1.095          1.093             --
                                                       2004      1.032          1.095             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.010          1.126             --
                                                       2006      1.026          1.010             --
                                                       2005      1.014          1.026             --
                                                       2004      1.020          1.014             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.249          1.530             --
                                                       2006      1.200          1.249             --
                                                       2005      1.101          1.200             --
                                                       2004      1.016          1.101             --
                                                       2003      1.000          1.016             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.160          2.714             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.068          1.089             --
                                                       2006      1.000          1.068             --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.806          2.131               --
                                                       2006      1.471          1.806               --
                                                       2005      1.287          1.471               --
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613               --
                                                       2005      1.610          2.016               --
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393               --
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.172          1.777            2,343
                                                       2006      1.619          2.172            2,556
                                                       2005      1.486          1.619            2,731
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.076          2.212               --
                                                       2006      1.741          2.076               --
                                                       2005      1.507          1.741               --
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266               --
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.869          2.089               --
                                                       2006      1.523          1.869               --
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123               --
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400               --
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347               --
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.570          1.502           20,868
                                                       2006      1.357          1.570           21,386
                                                       2005      1.290          1.357           21,692
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            3,003
                                                       2005      1.526          1.639            3,400
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.127          1.347               --
                                                       2005      1.053          1.127               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      2.004          2.074               --
                                                       2006      1.580          2.004               --
                                                       2005      1.318          1.580               --
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209            3,293
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.263               --
                                                       2005      1.036          1.145               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.392          1.535               --
                                                       2006      1.237          1.392               --
                                                       2005      1.245          1.237               --
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251               --
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.199          1.233          227,865
                                                       2006      1.105          1.199          227,865
                                                       2005      1.075          1.105          227,865
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           24,641
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.715          3.407               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.087               --
                                                       2006      1.000          1.067               --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.815          2.141             --
                                                       2006      1.480          1.815             --
                                                       2005      1.295          1.480             --
                                                       2004      1.072          1.295             --
                                                       2003      1.000          1.072             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.115          1.119             --
                                                       2005      1.054          1.115             --
                                                       2004      1.034          1.054             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.397          1.819             --
                                                       2006      1.201          1.397             --
                                                       2005      1.076          1.201             --
                                                       2004      1.019          1.076             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.065          2.159             --
                                                       2006      1.594          2.065             --
                                                       2005      1.274          1.594             --
                                                       2004      1.043          1.274             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.496          1.405             --
                                                       2006      1.352          1.496             --
                                                       2005      1.190          1.352             --
                                                       2004      1.032          1.190             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.289          1.278             --
                                                       2006      1.224          1.289             --
                                                       2005      1.149          1.224             --
                                                       2004      1.029          1.149             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.164          1.224             --
                                                       2006      1.093          1.164             --
                                                       2005      1.081          1.093             --
                                                       2004      1.044          1.081             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.132          1.161             --
                                                       2006      1.005          1.132             --
                                                       2005      1.000          1.005             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.948          1.593             --
                                                       2006      1.453          1.948             --
                                                       2005      1.335          1.453             --
                                                       2004      1.044          1.335             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.014          1.029             --
                                                       2006      0.994          1.014             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.231          1.350             --
                                                       2006      1.164          1.231             --
                                                       2005      1.097          1.164             --
                                                       2004      1.043          1.097             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.772          1.887             --
                                                       2006      1.487          1.772             --
                                                       2005      1.288          1.487             --
                                                       2004      1.070          1.288             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.297          1.281             --
                                                       2006      1.171          1.297             --
                                                       2005      1.133          1.171             --
                                                       2004      1.055          1.133             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.271          1.403             --
                                                       2006      1.229          1.271             --
                                                       2005      1.163          1.229             --
                                                       2004      1.090          1.163             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.714          1.915             --
                                                       2006      1.397          1.714             --
                                                       2005      1.235          1.397             --
                                                       2004      1.087          1.235             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.098          1.145             --
                                                       2005      1.128          1.098             --
                                                       2004      1.035          1.128             --
                                                       2003      1.000          1.035             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.240          1.361             --
                                                       2005      1.120          1.240             --
                                                       2004      1.028          1.120             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.171          1.195             --
                                                       2006      1.090          1.171             --
                                                       2005      1.073          1.090             --
                                                       2004      1.032          1.073             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.445          1.457             --
                                                       2006      1.283          1.445             --
                                                       2005      1.196          1.283             --
                                                       2004      1.059          1.196             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.148          1.175             --
                                                       2006      1.079          1.148             --
                                                       2005      1.057          1.079             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.046          1.061             --
                                                       2006      1.030          1.046             --
                                                       2005      1.034          1.030             --
                                                       2004      1.016          1.034             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.384          1.409             --
                                                       2006      1.238          1.384             --
                                                       2005      1.159          1.238             --
                                                       2004      1.064          1.159             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.442          1.379             --
                                                       2006      1.247          1.442             --
                                                       2005      1.187          1.247             --
                                                       2004      1.068          1.187             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.396          1.701             --
                                                       2005      1.301          1.396             --
                                                       2004      1.060          1.301             --
                                                       2003      1.000          1.060             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.345             --
                                                       2005      1.078          1.126             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.830          1.893             --
                                                       2006      1.443          1.830             --
                                                       2005      1.205          1.443             --
                                                       2004      1.078          1.205             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.034          1.067             --
                                                       2006      1.019          1.034             --
                                                       2005      1.020          1.019             --
                                                       2004      1.009          1.020             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.249          1.289             --
                                                       2006      1.134          1.249             --
                                                       2005      1.094          1.134             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.235          1.214             --
                                                       2006      1.147          1.235             --
                                                       2005      1.134          1.147             --
                                                       2004      1.035          1.134             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068             --
                                                       2005      1.040          1.053             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.155          1.155             --
                                                       2005      1.139          1.155             --
                                                       2004      1.059          1.139             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.709          1.941             --
                                                       2006      1.397          1.709             --
                                                       2005      1.254          1.397             --
                                                       2004      1.088          1.254             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.324          1.375             --
                                                       2006      1.254          1.324             --
                                                       2005      1.148          1.254             --
                                                       2004      1.057          1.148             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.200          1.180             --
                                                       2005      1.145          1.200             --
                                                       2004      1.044          1.145             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.144          1.262             --
                                                       2005      1.062          1.144             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.278          1.408             --
                                                       2006      1.136          1.278             --
                                                       2005      1.144          1.136             --
                                                       2004      1.067          1.144             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.193          1.223             --
                                                       2005      1.227          1.193             --
                                                       2004      1.069          1.227             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.250          1.319             --
                                                       2006      1.157          1.250             --
                                                       2005      1.032          1.157             --
                                                       2004      1.018          1.032             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.198          1.231             --
                                                       2006      1.104          1.198             --
                                                       2005      1.075          1.104             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      1.000          1.023             --
                                                       2006      0.982          1.000             --
                                                       2005      0.980          0.982             --
                                                       2004      0.997          0.980             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.942          0.957             --
                                                       2005      1.008          0.942             --
                                                       2004      1.022          1.008             --
                                                       2003      1.000          1.022             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.165          1.205             --
                                                       2006      1.137          1.165             --
                                                       2005      1.089          1.137             --
                                                       2004      1.008          1.089             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.158          1.189             --
                                                       2006      1.089          1.158             --
                                                       2005      1.092          1.089             --
                                                       2004      1.032          1.092             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.004          1.117             --
                                                       2006      1.022          1.004             --
                                                       2005      1.012          1.022             --
                                                       2004      1.020          1.012             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.241          1.518             --
                                                       2006      1.195          1.241             --
                                                       2005      1.098          1.195             --
                                                       2004      1.015          1.098             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.145          2.692             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.067          1.086             --
                                                       2006      1.000          1.067             --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.799          2.121            2,498
                                                       2006      1.468          1.799            4,358
                                                       2005      1.285          1.468            6,012
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           12,721
                                                       2004      1.060          1.080           13,875
                                                       2003      1.000          1.060            9,662

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            1,772
                                                       2005      1.608          2.010            1,898
                                                       2004      1.317          1.608            2,234
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.789          1.679               --
                                                       2006      1.617          1.789               --
                                                       2005      1.425          1.617               --
                                                       2004      1.236          1.425               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.463          1.449               --
                                                       2006      1.390          1.463               --
                                                       2005      1.306          1.390               --
                                                       2004      1.169          1.306               --
                                                       2003      1.000          1.169               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175               --
                                                       2004      1.123          1.163               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.159               --
                                                       2006      1.005          1.131            3,770
                                                       2005      1.000          1.005            3,727

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           14,098
                                                       2006      1.615          2.164           17,856
                                                       2005      1.484          1.615           19,465
                                                       2004      1.162          1.484           20,060
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.312          1.438               --
                                                       2006      1.241          1.312            3,157
                                                       2005      1.170          1.241            3,066
                                                       2004      1.113          1.170               --
                                                       2003      1.000          1.113               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.069          2.202               --
                                                       2006      1.737          2.069               --
                                                       2005      1.505          1.737               --
                                                       2004      1.251          1.505               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.381          1.363            3,904
                                                       2006      1.248          1.381            8,836
                                                       2005      1.207          1.248           10,003
                                                       2004      1.125          1.207           10,998
                                                       2003      1.000          1.125            9,265

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.305          1.440               --
                                                       2006      1.263          1.305               --
                                                       2005      1.196          1.263               --
                                                       2004      1.121          1.196               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.862          2.079               --
                                                       2006      1.519          1.862               --
                                                       2005      1.343          1.519               --
                                                       2004      1.182          1.343               --
                                                       2003      1.000          1.182               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195               --
                                                       2004      1.127          1.228               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120               --
                                                       2004      1.061          1.103               --
                                                       2003      1.000          1.061               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.572          1.584               --
                                                       2006      1.396          1.572            2,708
                                                       2005      1.302          1.396            2,781
                                                       2004      1.153          1.302            2,813
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.014          1.028           27,636
                                                       2006      0.999          1.014           57,836
                                                       2005      1.003          0.999           55,310
                                                       2004      0.986          1.003           51,292
                                                       2003      1.000          0.986           10,155

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.501          1.528           30,891
                                                       2006      1.343          1.501           61,912
                                                       2005      1.258          1.343           61,436
                                                       2004      1.156          1.258           60,793
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.564          1.495               --
                                                       2006      1.354          1.564            4,182
                                                       2005      1.288          1.354            4,172
                                                       2004      1.160          1.288            4,351
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           12,436
                                                       2005      1.524          1.635           12,737
                                                       2004      1.242          1.524           13,315
                                                       2003      1.000          1.242               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.344               --
                                                       2005      1.078          1.126               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.997          2.065           16,091
                                                       2006      1.576          1.997           16,091
                                                       2005      1.316          1.576           16,091
                                                       2004      1.178          1.316           16,091
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.298          1.275           17,942
                                                       2006      1.206          1.298           35,008
                                                       2005      1.193          1.206           34,247
                                                       2004      1.090          1.193           32,822
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.231          1.231               --
                                                       2005      1.214          1.231               --
                                                       2004      1.130          1.214            2,961
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.893          2.150            9,119
                                                       2006      1.549          1.893           20,344
                                                       2005      1.390          1.549           21,148
                                                       2004      1.207          1.390           22,333
                                                       2003      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.398          1.451               --
                                                       2006      1.324          1.398               --
                                                       2005      1.213          1.324               --
                                                       2004      1.117          1.213               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.261               --
                                                       2005      1.062          1.143               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.387          1.528               --
                                                       2006      1.234          1.387            3,036
                                                       2005      1.243          1.234            2,985
                                                       2004      1.160          1.243            2,895
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248               --
                                                       2004      1.120          1.285               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096               --
                                                       2004      1.191          1.174               --
                                                       2003      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.305          1.349            6,620
                                                       2006      1.274          1.305           11,844
                                                       2005      1.221          1.274           11,028
                                                       2004      1.130          1.221           11,114
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.101          1.131           10,140
                                                       2006      1.036          1.101            9,882
                                                       2005      1.040          1.036            9,611
                                                       2004      0.983          1.040            9,275
                                                       2003      1.000          0.983               --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.192          1.326               --
                                                       2006      1.214          1.192               --
                                                       2005      1.203          1.214               --
                                                       2004      1.213          1.203               --
                                                       2003      1.000          1.213               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.477          1.806               --
                                                       2006      1.423          1.477               --
                                                       2005      1.309          1.423               --
                                                       2004      1.210          1.309               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.704          3.392               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.085            4,910
                                                       2006      1.000          1.066           13,226




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.793          2.112              --
                                                       2006      1.464          1.793              --
                                                       2005      1.283          1.464              --
                                                       2004      1.064          1.283              --
                                                       2003      1.000          1.064              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143              --
                                                       2005      1.079          1.139              --
                                                       2004      1.060          1.079              --
                                                       2003      1.000          1.060              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.525          1.983              --
                                                       2006      1.313          1.525              --
                                                       2005      1.178          1.313              --
                                                       2004      1.118          1.178              --
                                                       2003      1.000          1.118              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711              --
                                                       2006      2.005          2.594              --
                                                       2005      1.605          2.005              --
                                                       2004      1.316          1.605              --
                                                       2003      1.000          1.316              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.783          1.672              --
                                                       2006      1.613          1.783              --
                                                       2005      1.423          1.613              --
                                                       2004      1.235          1.423              --
                                                       2003      1.000          1.235              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.457          1.442              --
                                                       2006      1.386          1.457              --
                                                       2005      1.303          1.386              --
                                                       2004      1.169          1.303              --
                                                       2003      1.000          1.169              --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.246          1.308              --
                                                       2006      1.172          1.246              --
                                                       2005      1.161          1.172              --
                                                       2004      1.123          1.161              --
                                                       2003      1.000          1.123              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.130          1.157              --
                                                       2006      1.005          1.130              --
                                                       2005      1.000          1.005              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.156          1.761              --
                                                       2006      1.610          2.156              --
                                                       2005      1.482          1.610              --
                                                       2004      1.161          1.482              --
                                                       2003      1.000          1.161              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025           2,170
                                                       2006      0.993          1.012           2,173
                                                       2005      1.000          0.993           2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.307          1.431           1,937
                                                       2006      1.237          1.307           1,939
                                                       2005      1.168          1.237              --
                                                       2004      1.112          1.168              --
                                                       2003      1.000          1.112              --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.061          2.192              --
                                                       2006      1.732          2.061              --
                                                       2005      1.503          1.732              --
                                                       2004      1.250          1.503              --
                                                       2003      1.000          1.250              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.376          1.357              --
                                                       2006      1.244          1.376              --
                                                       2005      1.205          1.244              --
                                                       2004      1.125          1.205              --
                                                       2003      1.000          1.125              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.301          1.433              --
                                                       2006      1.260          1.301              --
                                                       2005      1.194          1.260              --
                                                       2004      1.120          1.194              --
                                                       2003      1.000          1.120              --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.856          2.070           1,546
                                                       2006      1.515          1.856           1,548
                                                       2005      1.341          1.515              --
                                                       2004      1.182          1.341              --
                                                       2003      1.000          1.182              --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242              --
                                                       2005      1.226          1.192              --
                                                       2004      1.127          1.226              --
                                                       2003      1.000          1.127              --

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 SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545              --
                                                       2005      1.276          1.410           1,650
                                                       2004      1.172          1.276              --
                                                       2003      1.000          1.172              --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.198          1.221              --
                                                       2006      1.117          1.198              --
                                                       2005      1.101          1.117              --
                                                       2004      1.060          1.101              --
                                                       2003      1.000          1.060              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.566          1.577              --
                                                       2006      1.393          1.566              --
                                                       2005      1.300          1.393              --
                                                       2004      1.153          1.300              --
                                                       2003      1.000          1.153              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.144          1.169              --
                                                       2006      1.077          1.144              --
                                                       2005      1.056          1.077              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.011          1.024           2,156
                                                       2006      0.996          1.011           2,158
                                                       2005      1.002          0.996           2,161
                                                       2004      0.986          1.002              --
                                                       2003      1.000          0.986              --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.496          1.521           3,400
                                                       2006      1.340          1.496           3,404
                                                       2005      1.256          1.340           3,408
                                                       2004      1.155          1.256              --
                                                       2003      1.000          1.155              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.559          1.488              --
                                                       2006      1.350          1.559              --
                                                       2005      1.286          1.350              --
                                                       2004      1.160          1.286              --
                                                       2003      1.000          1.160              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984           1,368
                                                       2005      1.521          1.631           1,370
                                                       2004      1.241          1.521              --
                                                       2003      1.000          1.241              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.341              --
                                                       2005      1.053          1.125           2,093

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.990          2.056              --
                                                       2006      1.572          1.990              --
                                                       2005      1.314          1.572              --
                                                       2004      1.177          1.314              --
                                                       2003      1.000          1.177              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.013          1.044              --
                                                       2006      1.000          1.013              --
                                                       2005      1.002          1.000              --
                                                       2004      0.993          1.002              --
                                                       2003      1.000          0.993              --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.245          1.283              --
                                                       2006      1.132          1.245              --
                                                       2005      1.093          1.132              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.293          1.269              --
                                                       2006      1.203          1.293              --
                                                       2005      1.192          1.203              --
                                                       2004      1.089          1.192              --
                                                       2003      1.000          1.089              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065              --
                                                       2005      1.040          1.051              --
                                                       2004      1.000          1.040              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.228          1.228              --
                                                       2005      1.212          1.228              --
                                                       2004      1.129          1.212              --
                                                       2003      1.000          1.129              --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.887          2.140           1,560
                                                       2006      1.545          1.887           1,562
                                                       2005      1.388          1.545           1,564
                                                       2004      1.207          1.388              --
                                                       2003      1.000          1.207              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.393          1.444              --
                                                       2006      1.321          1.393              --
                                                       2005      1.211          1.321              --
                                                       2004      1.117          1.211              --
                                                       2003      1.000          1.117              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246              --
                                                       2005      1.213          1.269              --
                                                       2004      1.107          1.213              --
                                                       2003      1.000          1.107              --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.142          1.258              --
                                                       2005      1.036          1.142              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.382          1.521              --
                                                       2006      1.231          1.382              --
                                                       2005      1.241          1.231              --
                                                       2004      1.160          1.241              --
                                                       2003      1.000          1.160              --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275              --
                                                       2005      1.283          1.245              --
                                                       2004      1.119          1.283              --
                                                       2003      1.000          1.119              --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.420          1.496              --
                                                       2006      1.316          1.420              --
                                                       2005      1.175          1.316              --
                                                       2004      1.162          1.175              --
                                                       2003      1.000          1.162              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.194          1.224              --
                                                       2006      1.102          1.194              --
                                                       2005      1.074          1.102              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.986          1.008              --
                                                       2006      0.969          0.986              --
                                                       2005      0.969          0.969              --
                                                       2004      0.988          0.969              --
                                                       2003      1.000          0.988              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110              --
                                                       2005      1.173          1.093              --
                                                       2004      1.191          1.173              --
                                                       2003      1.000          1.191              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.300          1.343              --
                                                       2006      1.271          1.300              --
                                                       2005      1.219          1.271              --
                                                       2004      1.130          1.219              --
                                                       2003      1.000          1.130              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.097          1.125              --
                                                       2006      1.033          1.097              --
                                                       2005      1.038          1.033              --
                                                       2004      0.982          1.038              --
                                                       2003      1.000          0.982              --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.188          1.320              --
                                                       2006      1.211          1.188              --
                                                       2005      1.201          1.211              --
                                                       2004      1.213          1.201              --
                                                       2003      1.000          1.213              --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.472          1.798           3,242
                                                       2006      1.419          1.472           3,246
                                                       2005      1.307          1.419           3,250
                                                       2004      1.210          1.307              --
                                                       2003      1.000          1.210              --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.694          3.376              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.066          1.083              --
                                                       2006      1.000          1.066              --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.804          2.124             --
                                                       2006      1.473          1.804             --
                                                       2005      1.292          1.473             --
                                                       2004      1.072          1.292             --
                                                       2003      1.000          1.072             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.110          1.113             --
                                                       2005      1.052          1.110             --
                                                       2004      1.034          1.052             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.388          1.804             --
                                                       2006      1.196          1.388             --
                                                       2005      1.073          1.196             --
                                                       2004      1.019          1.073             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.052          2.144             --
                                                       2006      1.587          2.052             --
                                                       2005      1.271          1.587             --
                                                       2004      1.043          1.271             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.487          1.394             --
                                                       2006      1.346          1.487             --
                                                       2005      1.188          1.346             --
                                                       2004      1.032          1.188             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.281          1.267             --
                                                       2006      1.219          1.281             --
                                                       2005      1.147          1.219             --
                                                       2004      1.029          1.147             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.157          1.214             --
                                                       2006      1.088          1.157             --
                                                       2005      1.079          1.088             --
                                                       2004      1.044          1.079             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.155             --
                                                       2006      1.004          1.129             --
                                                       2005      1.000          1.004             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.936          1.580             --
                                                       2006      1.447          1.936             --
                                                       2005      1.332          1.447             --
                                                       2004      1.044          1.332             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.011          1.024             --
                                                       2006      0.993          1.011             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.223          1.339             --
                                                       2006      1.159          1.223             --
                                                       2005      1.094          1.159             --
                                                       2004      1.043          1.094             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      1.761          1.872             --
                                                       2006      1.481          1.761             --
                                                       2005      1.285          1.481             --
                                                       2004      1.070          1.285             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.289          1.270             --
                                                       2006      1.166          1.289             --
                                                       2005      1.130          1.166             --
                                                       2004      1.055          1.130             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.263          1.391             --
                                                       2006      1.224          1.263             --
                                                       2005      1.161          1.224             --
                                                       2004      1.089          1.161             --
                                                       2003      1.000          1.089             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.703          1.899             --
                                                       2006      1.391          1.703             --
                                                       2005      1.232          1.391             --
                                                       2004      1.086          1.232             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.093          1.139             --
                                                       2005      1.125          1.093             --
                                                       2004      1.034          1.125             --
                                                       2003      1.000          1.034             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.235          1.353             --
                                                       2005      1.118          1.235             --
                                                       2004      1.028          1.118             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.163          1.185             --
                                                       2006      1.086          1.163             --
                                                       2005      1.071          1.086             --
                                                       2004      1.032          1.071             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.436          1.445             --
                                                       2006      1.278          1.436             --
                                                       2005      1.194          1.278             --
                                                       2004      1.058          1.194             --
                                                       2003      1.000          1.058             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.142          1.167             --
                                                       2006      1.076          1.142             --
                                                       2005      1.056          1.076             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.040          1.053             --
                                                       2006      1.026          1.040             --
                                                       2005      1.032          1.026             --
                                                       2004      1.016          1.032             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.376          1.398             --
                                                       2006      1.233          1.376             --
                                                       2005      1.157          1.233             --
                                                       2004      1.064          1.157             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.433          1.367             --
                                                       2006      1.242          1.433             --
                                                       2005      1.184          1.242             --
                                                       2004      1.068          1.184             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.390          1.690             --
                                                       2005      1.298          1.390             --
                                                       2004      1.059          1.298             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.124          1.340             --
                                                       2005      1.077          1.124             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.818          1.878             --
                                                       2006      1.437          1.818             --
                                                       2005      1.202          1.437             --
                                                       2004      1.078          1.202             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.028          1.058             --
                                                       2006      1.015          1.028             --
                                                       2005      1.017          1.015             --
                                                       2004      1.009          1.017             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.243          1.281             --
                                                       2006      1.131          1.243             --
                                                       2005      1.093          1.131             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.227          1.204             --
                                                       2006      1.142          1.227             --
                                                       2005      1.132          1.142             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064             --
                                                       2005      1.039          1.050             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.151          1.151             --
                                                       2005      1.137          1.151             --
                                                       2004      1.059          1.137             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.698          1.925             --
                                                       2006      1.391          1.698             --
                                                       2005      1.251          1.391             --
                                                       2004      1.088          1.251             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.315          1.363             --
                                                       2006      1.248          1.315             --
                                                       2005      1.145          1.248             --
                                                       2004      1.056          1.145             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.173             --
                                                       2005      1.143          1.195             --
                                                       2004      1.044          1.143             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.257             --
                                                       2005      1.062          1.141             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.270          1.397             --
                                                       2006      1.132          1.270             --
                                                       2005      1.142          1.132             --
                                                       2004      1.067          1.142             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.188          1.216             --
                                                       2005      1.224          1.188             --
                                                       2004      1.069          1.224             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.243          1.308             --
                                                       2006      1.152          1.243             --
                                                       2005      1.029          1.152             --
                                                       2004      1.018          1.029             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.192          1.222             --
                                                       2006      1.101          1.192             --
                                                       2005      1.074          1.101             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.994          1.015             --
                                                       2006      0.977          0.994             --
                                                       2005      0.978          0.977             --
                                                       2004      0.997          0.978             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.938          0.951             --
                                                       2005      1.006          0.938             --
                                                       2004      1.022          1.006             --
                                                       2003      1.000          1.022             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.157          1.195             --
                                                       2006      1.132          1.157             --
                                                       2005      1.087          1.132             --
                                                       2004      1.007          1.087             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.150          1.179             --
                                                       2006      1.084          1.150             --
                                                       2005      1.090          1.084             --
                                                       2004      1.032          1.090             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      0.997          1.108             --
                                                       2006      1.018          0.997             --
                                                       2005      1.010          1.018             --
                                                       2004      1.020          1.010             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.233          1.505             --
                                                       2006      1.190          1.233             --
                                                       2005      1.096          1.190             --
                                                       2004      1.015          1.096             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.131          2.669             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.065          1.082             --
                                                       2006      1.000          1.065             --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.787          2.102              --
                                                       2006      1.460          1.787              --
                                                       2005      1.281          1.460              --
                                                       2004      1.063          1.281           2,000
                                                       2003      1.000          1.063           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139              --
                                                       2005      1.077          1.136              --
                                                       2004      1.059          1.077              --
                                                       2003      1.000          1.059              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.520          1.974              --
                                                       2006      1.310          1.520              --
                                                       2005      1.176          1.310              --
                                                       2004      1.118          1.176              --
                                                       2003      1.000          1.118           3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700              --
                                                       2006      2.000          2.585              --
                                                       2005      1.603          2.000              --
                                                       2004      1.315          1.603           1,000
                                                       2003      1.000          1.315           1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.777          1.664              --
                                                       2006      1.609          1.777              --
                                                       2005      1.420          1.609              --
                                                       2004      1.234          1.420           1,000
                                                       2003      1.000          1.234           1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.452          1.436              --
                                                       2006      1.383          1.452              --
                                                       2005      1.301          1.383              --
                                                       2004      1.168          1.301           2,000
                                                       2003      1.000          1.168           2,000

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.242          1.302              --
                                                       2006      1.169          1.242              --
                                                       2005      1.159          1.169              --
                                                       2004      1.122          1.159           3,000
                                                       2003      1.000          1.122           3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.154              --
                                                       2006      1.004          1.129              --
                                                       2005      1.000          1.004              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.149          1.753              --
                                                       2006      1.606          2.149              --
                                                       2005      1.479          1.606              --
                                                       2004      1.160          1.479              --
                                                       2003      1.000          1.160           2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022              --
                                                       2006      0.993          1.010              --
                                                       2005      1.000          0.993              --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.302          1.425              --
                                                       2006      1.234          1.302              --
                                                       2005      1.166          1.234              --
                                                       2004      1.112          1.166           2,000
                                                       2003      1.000          1.112           2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.054          2.182              --
                                                       2006      1.728          2.054              --
                                                       2005      1.500          1.728              --
                                                       2004      1.249          1.500           1,000
                                                       2003      1.000          1.249           1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.371          1.351              --
                                                       2006      1.241          1.371              --
                                                       2005      1.204          1.241              --
                                                       2004      1.124          1.204              --
                                                       2003      1.000          1.124           1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.296          1.427              --
                                                       2006      1.256          1.296              --
                                                       2005      1.192          1.256              --
                                                       2004      1.119          1.192              --
                                                       2003      1.000          1.119           1,000

  DWSI International Subaccount (Class B) (6/03).....  2007      1.849          2.060              --
                                                       2006      1.511          1.849              --
                                                       2005      1.339          1.511              --
                                                       2004      1.181          1.339           1,000
                                                       2003      1.000          1.181           1,000

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238              --
                                                       2005      1.225          1.189              --
                                                       2004      1.126          1.225           2,000
                                                       2003      1.000          1.126           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540              --
                                                       2005      1.274          1.407              --
                                                       2004      1.172          1.274           1,000
                                                       2003      1.000          1.172           1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.194          1.216              --
                                                       2006      1.114          1.194              --
                                                       2005      1.099          1.114              --
                                                       2004      1.060          1.099           2,000
                                                       2003      1.000          1.060           2,000

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.561          1.570              --
                                                       2006      1.389          1.561              --
                                                       2005      1.298          1.389              --
                                                       2004      1.152          1.298           2,000
                                                       2003      1.000          1.152           2,000

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.141          1.165              --
                                                       2006      1.075          1.141              --
                                                       2005      1.056          1.075              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.007          1.019              --
                                                       2006      0.994          1.007              --
                                                       2005      1.000          0.994              --
                                                       2004      0.985          1.000              --
                                                       2003      1.000          0.985           2,000

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.491          1.514              --
                                                       2006      1.336          1.491              --
                                                       2005      1.254          1.336              --
                                                       2004      1.154          1.254              --
                                                       2003      1.000          1.154           1,000

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.553          1.481              --
                                                       2006      1.347          1.553              --
                                                       2005      1.284          1.347              --
                                                       2004      1.159          1.284              --
                                                       2003      1.000          1.159           1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977              --
                                                       2005      1.519          1.627              --
                                                       2004      1.241          1.519              --
                                                       2003      1.000          1.241           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.123          1.339              --
                                                       2005      1.077          1.123              --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.982          2.046              --
                                                       2006      1.568          1.982              --
                                                       2005      1.312          1.568              --
                                                       2004      1.177          1.312           1,000
                                                       2003      1.000          1.177           1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.010          1.039              --
                                                       2006      0.998          1.010              --
                                                       2005      1.000          0.998              --
                                                       2004      0.992          1.000           2,000
                                                       2003      1.000          0.992           2,000

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.242          1.278              --
                                                       2006      1.130          1.242              --
                                                       2005      1.093          1.130              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.289          1.264              --
                                                       2006      1.200          1.289              --
                                                       2005      1.190          1.200              --
                                                       2004      1.088          1.190              --
                                                       2003      1.000          1.088              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063              --
                                                       2005      1.039          1.049              --
                                                       2004      1.000          1.039              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.225          1.225              --
                                                       2005      1.211          1.225              --
                                                       2004      1.129          1.211           1,000
                                                       2003      1.000          1.129           1,000

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.880          2.130              --
                                                       2006      1.541          1.880              --
                                                       2005      1.386          1.541              --
                                                       2004      1.206          1.386              --
                                                       2003      1.000          1.206           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.388          1.438              --
                                                       2006      1.318          1.388              --
                                                       2005      1.209          1.318              --
                                                       2004      1.116          1.209           1,000
                                                       2003      1.000          1.116           1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242              --
                                                       2005      1.211          1.266              --
                                                       2004      1.107          1.211           1,000
                                                       2003      1.000          1.107           1,000

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.255              --
                                                       2005      1.061          1.141              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.377          1.514              --
                                                       2006      1.228          1.377              --
                                                       2005      1.239          1.228              --
                                                       2004      1.159          1.239              --
                                                       2003      1.000          1.159           2,000

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271              --
                                                       2005      1.281          1.242              --
                                                       2004      1.119          1.281           1,000
                                                       2003      1.000          1.119           1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.415          1.489              --
                                                       2006      1.312          1.415              --
                                                       2005      1.173          1.312              --
                                                       2004      1.161          1.173           1,000
                                                       2003      1.000          1.161           1,000

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.191          1.220              --
                                                       2006      1.101          1.191              --
                                                       2005      1.074          1.101              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.983          1.003              --
                                                       2006      0.967          0.983              --
                                                       2005      0.968          0.967              --
                                                       2004      0.987          0.968           1,000
                                                       2003      1.000          0.987           1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106              --
                                                       2005      1.171          1.090              --
                                                       2004      1.190          1.171           1,000
                                                       2003      1.000          1.190           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.295          1.337              --
                                                       2006      1.267          1.295              --
                                                       2005      1.217          1.267              --
                                                       2004      1.129          1.217              --
                                                       2003      1.000          1.129           1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.093          1.120              --
                                                       2006      1.031          1.093              --
                                                       2005      1.037          1.031              --
                                                       2004      0.982          1.037              --
                                                       2003      1.000          0.982           2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.184          1.314              --
                                                       2006      1.208          1.184              --
                                                       2005      1.199          1.208              --
                                                       2004      1.212          1.199           1,000
                                                       2003      1.000          1.212           1,000

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.467          1.790              --
                                                       2006      1.416          1.467              --
                                                       2005      1.305          1.416              --
                                                       2004      1.209          1.305           1,000
                                                       2003      1.000          1.209           1,000

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.683          3.361              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.065          1.081              --
                                                       2006      1.000          1.065              --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2007      1.780          2.092             --
                                                       2006      1.456          1.780             --
                                                       2005      1.279          1.456             --
                                                       2004      1.063          1.279             --
                                                       2003      1.000          1.063             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136             --
                                                       2005      1.075          1.133             --
                                                       2004      1.059          1.075             --
                                                       2003      1.000          1.059             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2007      1.514          1.965             --
                                                       2006      1.306          1.514             --
                                                       2005      1.174          1.306             --
                                                       2004      1.117          1.174             --
                                                       2003      1.000          1.117             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.576          2.690             --
                                                       2006      1.995          2.576             --
                                                       2005      1.600          1.995             --
                                                       2004      1.315          1.600             --
                                                       2003      1.000          1.315             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.770          1.657             --
                                                       2006      1.605          1.770             --
                                                       2005      1.418          1.605             --
                                                       2004      1.234          1.418             --
                                                       2003      1.000          1.234             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.447          1.429             --
                                                       2006      1.379          1.447             --
                                                       2005      1.299          1.379             --
                                                       2004      1.167          1.299             --
                                                       2003      1.000          1.167             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2007      1.238          1.296             --
                                                       2006      1.166          1.238             --
                                                       2005      1.158          1.166             --
                                                       2004      1.121          1.158             --
                                                       2003      1.000          1.121             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.127          1.151             --
                                                       2006      1.004          1.127             --
                                                       2005      1.000          1.004             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.141          1.745             --
                                                       2006      1.602          2.141             --
                                                       2005      1.477          1.602             --
                                                       2004      1.160          1.477             --
                                                       2003      1.000          1.160             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.009          1.020             --
                                                       2006      0.992          1.009             --
                                                       2005      1.000          0.992             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2007      1.298          1.418             --
                                                       2006      1.231          1.298             --
                                                       2005      1.164          1.231             --
                                                       2004      1.111          1.164             --
                                                       2003      1.000          1.111             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2007      2.047          2.172             --
                                                       2006      1.723          2.047             --
                                                       2005      1.498          1.723             --
                                                       2004      1.249          1.498             --
                                                       2003      1.000          1.249             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.367          1.345             --
                                                       2006      1.238          1.367             --
                                                       2005      1.202          1.238             --
                                                       2004      1.123          1.202             --
                                                       2003      1.000          1.123             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.292          1.420             --
                                                       2006      1.253          1.292             --
                                                       2005      1.190          1.253             --
                                                       2004      1.119          1.190             --
                                                       2003      1.000          1.119             --

  DWSI International Subaccount (Class B) (6/03).....  2007      1.843          2.051             --
                                                       2006      1.507          1.843             --
                                                       2005      1.337          1.507             --
                                                       2004      1.180          1.337             --
                                                       2003      1.000          1.180             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234             --
                                                       2005      1.223          1.186             --
                                                       2004      1.125          1.223             --
                                                       2003      1.000          1.125             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535             --
                                                       2005      1.272          1.403             --
                                                       2004      1.171          1.272             --
                                                       2003      1.000          1.171             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2007      1.189          1.210             --
                                                       2006      1.111          1.189             --
                                                       2005      1.098          1.111             --
                                                       2004      1.059          1.098             --
                                                       2003      1.000          1.059             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.555          1.563             --
                                                       2006      1.386          1.555             --
                                                       2005      1.296          1.386             --
                                                       2004      1.151          1.296             --
                                                       2003      1.000          1.151             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.138          1.161             --
                                                       2006      1.074          1.138             --
                                                       2005      1.056          1.074             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.003          1.014             --
                                                       2006      0.991          1.003             --
                                                       2005      0.999          0.991             --
                                                       2004      0.985          0.999             --
                                                       2003      1.000          0.985             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2007      1.485          1.507             --
                                                       2006      1.333          1.485             --
                                                       2005      1.252          1.333             --
                                                       2004      1.154          1.252             --
                                                       2003      1.000          1.154             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.548          1.475             --
                                                       2006      1.344          1.548             --
                                                       2005      1.282          1.344             --
                                                       2004      1.158          1.282             --
                                                       2003      1.000          1.158             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970             --
                                                       2005      1.517          1.622             --
                                                       2004      1.240          1.517             --
                                                       2003      1.000          1.240             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.122          1.336             --
                                                       2005      1.053          1.122             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2007      1.975          2.037             --
                                                       2006      1.564          1.975             --
                                                       2005      1.310          1.564             --
                                                       2004      1.176          1.310             --
                                                       2003      1.000          1.176             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.006          1.034             --
                                                       2006      0.995          1.006             --
                                                       2005      0.999          0.995             --
                                                       2004      0.992          0.999             --
                                                       2003      1.000          0.992             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.239          1.274             --
                                                       2006      1.128          1.239             --
                                                       2005      1.092          1.128             --
                                                       2004      1.000          1.092             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.284          1.258             --
                                                       2006      1.197          1.284             --
                                                       2005      1.188          1.197             --
                                                       2004      1.088          1.188             --
                                                       2003      1.000          1.088             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060             --
                                                       2005      1.039          1.048             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.223          1.223             --
                                                       2005      1.209          1.223             --
                                                       2004      1.128          1.209             --
                                                       2003      1.000          1.128             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.873          2.120             --
                                                       2006      1.537          1.873             --
                                                       2005      1.384          1.537             --
                                                       2004      1.205          1.384             --
                                                       2003      1.000          1.205             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2007      1.383          1.431             --
                                                       2006      1.314          1.383             --
                                                       2005      1.207          1.314             --
                                                       2004      1.115          1.207             --
                                                       2003      1.000          1.115             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238             --
                                                       2005      1.209          1.262             --
                                                       2004      1.106          1.209             --
                                                       2003      1.000          1.106             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.140          1.253             --
                                                       2005      1.036          1.140             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2007      1.372          1.507             --
                                                       2006      1.225          1.372             --
                                                       2005      1.237          1.225             --
                                                       2004      1.158          1.237             --
                                                       2003      1.000          1.158             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267             --
                                                       2005      1.279          1.239             --
                                                       2004      1.118          1.279             --
                                                       2003      1.000          1.118             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2007      1.410          1.482             --
                                                       2006      1.309          1.410             --
                                                       2005      1.172          1.309             --
                                                       2004      1.161          1.172             --
                                                       2003      1.000          1.161             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.188          1.216             --
                                                       2006      1.099          1.188             --
                                                       2005      1.074          1.099             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2007      0.979          0.998             --
                                                       2006      0.964          0.979             --
                                                       2005      0.966          0.964             --
                                                       2004      0.987          0.966             --
                                                       2003      1.000          0.987             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102             --
                                                       2005      1.169          1.088             --
                                                       2004      1.189          1.169             --
                                                       2003      1.000          1.189             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.291          1.330             --
                                                       2006      1.264          1.291             --
                                                       2005      1.215          1.264             --
                                                       2004      1.128          1.215             --
                                                       2003      1.000          1.128             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.090          1.115             --
                                                       2006      1.028          1.090             --
                                                       2005      1.035          1.028             --
                                                       2004      0.981          1.035             --
                                                       2003      1.000          0.981             --

  DWSII Technology Subaccount (Class B) (6/03).......  2007      1.179          1.308             --
                                                       2006      1.205          1.179             --
                                                       2005      1.198          1.205             --
                                                       2004      1.211          1.198             --
                                                       2003      1.000          1.211             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2007      1.461          1.781             --
                                                       2006      1.412          1.461             --
                                                       2005      1.303          1.412             --
                                                       2004      1.208          1.303             --
                                                       2003      1.000          1.208             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.673          3.346             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2007      1.064          1.079             --
                                                       2006      1.000          1.064             --




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class 2)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount (Class A)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Stock Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)

MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

            METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
        SEPARATE ACCOUNT 2002 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                   ALGER AMERICAN    AMERICAN FUNDS  AMERICAN FUNDS
                              AIM V.I. UTILITIES  LEVERAGED ALL CAP   GLOBAL GROWTH   GROWTH-INCOME
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                  (SERIES I)          (CLASS S)         (CLASS 2)       (CLASS 2)
                              ------------------  -----------------  --------------  --------------
ASSETS:
   Investments at fair value        $49,567            $103,682        $3,119,777      $5,057,049
                                    -------            --------        ----------      ----------
         Total Assets                49,567             103,682         3,119,777       5,057,049
                                    -------            --------        ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   8                  18               473             784
      Administrative fees                 1                   1                39              63
   Due to MetLife Insurance
      Company of Connecticut             --                  --                --              --
                                    -------            --------        ----------      ----------
         Total Liabilities                9                  19               512             847
                                    -------            --------        ----------      ----------
NET ASSETS                          $49,558            $103,663        $3,119,265      $5,056,202
                                    =======            ========        ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS                           DREYFUS        DREYFUS SOCIALLY
                                  GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK    RESPONSIBLE GROWTH
                                SUBACCOUNT      GLOBAL SMALL CAP      SUBACCOUNT         SUBACCOUNT
                                (CLASS 2)          SUBACCOUNT      (SERVICE SHARES)   (SERVICE SHARES)
                              --------------  -------------------  ----------------  ------------------
ASSETS:
   Investments at fair value    $6,197,498            $424             $27,639            $344,948
                                ----------            ----             -------            --------
         Total Assets            6,197,498             424              27,639             344,948
                                ----------            ----             -------            --------
LIABILITIES:
   Other payables
      Insurance charges                982              --                   4                  56
      Administrative fees               77              --                   1                   4
   Due to MetLife Insurance
      Company of Connecticut            --               4                  --                  --
                                ----------            ----             -------            --------
         Total Liabilities           1,059               4                   5                  60
                                ----------            ----             -------            --------
NET ASSETS                      $6,196,439            $420             $27,634            $344,888
                                ==========            ====             =======            ========

   The accompanying notes are an integral part of these financial statements.

                                DREYFUS VIF         DREYFUS VIF     DWS VIT EQUITY       DWS VIT RREEF
                                APPRECIATION    DEVELOPING LEADERS    500 INDEX      REAL ESTATE SECURITIES
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                              (INITIAL SHARES)   (INITIAL SHARES)      (CLASS 2)            (CLASS B)
                              ----------------  ------------------  --------------   ----------------------
ASSETS:
   Investments at fair value      $207,802           $104,111           $93,655             $214,429
                                  --------           --------           -------             --------
         Total Assets              207,802            104,111            93,655              214,429
                                  --------           --------           -------             --------
LIABILITIES:
   Other payables
      Insurance charges                 30                 15                15                   33
      Administrative fees                2                  1                 1                    3
   Due to MetLife Insurance
      Company of Connecticut            --                 --                --                   --
                                  --------           --------           -------             --------
         Total Liabilities              32                 16                16                   36
                                  --------           --------           -------             --------
NET ASSETS                        $207,770           $104,095           $93,639             $214,393
                                  ========           ========           =======             ========

                               DWSI GLOBAL
                              OPPORTUNITIES   DWSI BOND
                                SUBACCOUNT   SUBACCOUNT
                                (CLASS B)    (CLASS B)
                              -------------  ----------
ASSETS:
   Investments at fair value     $67,718       $2,224
                                 -------       ------
      Total Assets                67,718        2,224
                                 -------       ------
LIABILITIES:
   Other payables
      Insurance charges               10           --
      Administrative fees              1           --
   Due to MetLife Insurance
      Company of Connecticut          --           --
                                 -------       ------
      Total Liabilities               11           --
                                 -------       ------
NET ASSETS                       $67,707       $2,224
                                 =======       ======

   The accompanying notes are an integral part of these financial statements.

                                                   DWSI GROWTH &
                              DWSI CAPITAL GROWTH      INCOME     DWSI HEALTH CARE  DWSII BALANCED
                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)         (CLASS B)       (CLASS B)        (CLASS B)
                              -------------------  -------------  ----------------  --------------
ASSETS:
   Investments at fair value        $240,603          $74,672         $384,543          $21,249
                                    --------          -------         --------          -------
         Total Assets                240,603           74,672          384,543           21,249
                                    --------          -------         --------          -------
LIABILITIES:
   Other payables
      Insurance charges                   37               11               50                3
      Administrative fees                  3                1                4               --
   Due to MetLife Insurance
      Company of Connecticut              --               --               --               --
                                    --------          -------         --------          -------
         Total Liabilities                40               12               54                3
                                    --------          -------         --------          -------
NET ASSETS                          $240,563          $74,660         $384,489          $21,246
                                    ========          =======         ========          =======

    The accompanying notes are an integral part of these financial statements.

                                                  DWSII STRATEGIC                   DWSII CONSERVATIVE  DWSII CORE FIXED
                              DWSI INTERNATIONAL       INCOME      DWSII BLUE CHIP      ALLOCATION           INCOME
                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                  (CLASS B)           (CLASS B)       (CLASS B)          (CLASS B)          (CLASS B)
                              ------------------  ---------------  ---------------  ------------------  ----------------
ASSETS:
   Investments at fair value        $168,241          $200,984         $113,010          $317,296           $480,482
                                    --------          --------         --------          --------           --------
         Total Assets                168,241           200,984          113,010           317,296            480,482
                                    --------          --------         --------          --------           --------
LIABILITIES:
   Other payables
      Insurance charges                   24                30               18                50                 72
      Administrative fees                  2                 2                1                 4                  6
   Due to MetLife Insurance
      Company of Connecticut              --                --               --                --                 --
                                    --------          --------         --------          --------           --------
         Total Liabilities                26                32               19                54                 78
                                    --------          --------         --------          --------           --------
NET ASSETS                          $168,215          $200,952         $112,991          $317,242           $480,404
                                    ========          ========         ========          ========           ========

                              DWSII DAVIS VENTURE
                                     VALUE
                                   SUBACCOUNT
                                   (CLASS B)
                              -------------------
ASSETS:
   Investments at fair value        $242,425
                                    --------
         Total Assets                242,425
                                    --------
LIABILITIES:
   Other payables
      Insurance charges                   37
      Administrative fees                  3
   Due to MetLife Insurance
      Company of Connecticut              --
                                    --------
         Total Liabilities                40
                                    --------
NET ASSETS                          $242,385
                                    ========

    The accompanying notes are an integral part of these financial statements.

                              DWSII DREMAN HIGH  DWSII DREMAN SMALL  DWSII GLOBAL  DWSII GOVERNMENT &
                                RETURN EQUITY       MID CAP VALUE      THEMATIC    AGENCY SECURITIES
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS B)           (CLASS B)        (CLASS B)        (CLASS B)
                              -----------------  ------------------  ------------  ------------------
ASSETS:
   Investments at fair value       $670,162           $156,616          $52,039          $66,743
                                   --------           --------          -------          -------
         Total Assets               670,162            156,616           52,039           66,743
                                   --------           --------          -------          -------
LIABILITIES:
   Other payables
      Insurance charges                  95                 24                9               10
      Administrative fees                 8                  2                1                1
   Due to MetLife Insurance
      Company of Connecticut             --                 --               --               --
                                   --------           --------          -------          -------
         Total Liabilities              103                 26               10               11
                                   --------           --------          -------          -------
NET ASSETS                         $670,059           $156,590          $52,029          $66,732
                                   ========           ========          =======          =======

   The accompanying notes are an integral part of these financial statements.

                              DWSII GROWTH                     DWSII INTERNATIONAL    DWSII JANUS   DWSII LARGE CAP  DWSII MID CAP
                               ALLOCATION   DWSII HIGH INCOME     SELECT EQUITY    GROWTH & INCOME       VALUE          GROWTH
                               SUBACCOUNT      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                               (CLASS B)       (CLASS B)            (CLASS B)         (CLASS B)        (CLASS B)      (CLASS B)
                              ------------  -----------------  -------------------  --------------  ---------------  -------------
ASSETS:
   Investments at fair value    $158,237         $182,870           $386,928           $114,209         $ 90,476         $921
                                --------         --------           --------           --------         --------         ----
         Total Assets            158,237          182,870            386,928            114,209           90,476          921
                                --------         --------           --------           --------         --------         ----
LIABILITIES:
   Other payables
      Insurance charges               26               28                 56                 18               14           --
      Administrative fees              2                2                  5                  1                1           --
   Due to MetLife Insurance
      Company of Connecticut          --               --                 --                 --               --            8
                                --------         --------           --------           --------         --------         ----
         Total Liabilities            28               30                 61                 19               15            8
                                --------         --------           --------           --------         --------         ----
NET ASSETS                      $158,209         $182,840           $386,867           $114,190         $ 90,461         $913
                                ========         ========           ========           ========         ========         ====

   The accompanying notes are an integral part of these financial statements.

                              DWSII MODERATE                      DWSII SMALL CAP
                                ALLOCATION    DWSII MONEY MARKET      GROWTH       DWSII TECHNOLOGY
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)        (CLASS B)
                              --------------  ------------------  ---------------  ----------------
ASSETS:
   Investments at fair value     $639,286           $95,289           $47,532             $858
                                 --------           -------           -------             ----
         Total Assets             639,286            95,289            47,532              858
                                 --------           -------           -------             ----
LIABILITIES:
   Other payables
      Insurance charges               105                13                 7              --
      Administrative fees               7                 1                 1              --
   Due to MetLife Insurance
      Company of Connecticut           --                40                --              --
                                 --------           -------           -------             ----
         Total Liabilities            112                54                 8              --
                                 --------           -------           -------             ----
NET ASSETS                       $639,174           $95,235           $47,524             $858
                                 ========           =======           =======             ====

   The accompanying notes are an integral part of these financial statements.

                              DWSII TURNER MID     FIDELITY VIP      FIDELITY VIP   FIDELITY VIP DYNAMIC
                                 CAP GROWTH         CONTRAFUND        CONTRAFUND    CAPITAL APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                  (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS)   (SERVICE CLASS 2)
                              ----------------  -----------------  ---------------  --------------------
ASSETS:
   Investments at fair value       $41,887          $1,259,373         $783,965             $5,173
                                   -------          ----------         --------             ------
         Total Assets               41,887           1,259,373          783,965              5,173
                                   -------          ----------         --------             ------
LIABILITIES:
   Other payables
      Insurance charges                  7                 194              132                  1
      Administrative fees               --                  16               10                 --
   Due to MetLife Insurance
      Company of Connecticut            --                  --               --                 --
                                   -------          ----------         --------             ------
         Total Liabilities               7                 210              142                  1
                                   -------          ----------         --------             ------
NET ASSETS                         $41,880          $1,259,163         $783,823             $5,172
                                   =======          ==========         ========             ======

                                                     FTVIPT FRANKLIN
                              FIDELITY VIP MID CAP  INCOME SECURITIES
                                   SUBACCOUNT          SUBACCOUNT
                               (SERVICE CLASS 2)        (CLASS 2)
                              --------------------  -----------------
ASSETS:
   Investments at fair value        $1,744,899          $1,200,558
                                    ----------          ----------
         Total Assets                1,744,899           1,200,558
                                    ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                    275                 171
      Administrative fees                   21                  15
   Due to MetLife Insurance
      Company of Connecticut                --                  --
                                    ----------          ----------
         Total Liabilities                 296                 186
                                    ----------          ----------
NET ASSETS                          $1,744,603          $1,200,372
                                    ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                SMALL-MID CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON   JANUS ASPEN GLOBAL
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES     LIFE SCIENCES
                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                  (CLASS 2)          (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ------------------
ASSETS:
   Investments at fair value       $269,888          $2,198,172         $1,658,216              $3,570
                                   --------          ----------         ----------              ------
         Total Assets               269,888           2,198,172          1,658,216               3,570
                                   --------          ----------         ----------              ------
LIABILITIES:
   Other payables
      Insurance charges                  47                 322                265                  --
      Administrative fees                 4                  27                 21                  --
   Due to MetLife Insurance
      Company of Connecticut             --                  --                 --                   6
                                   --------          ----------         ----------              ------
         Total Liabilities               51                 349                286                   6
                                   --------          ----------         ----------              ------
NET ASSETS                         $269,837          $2,197,823         $1,657,930              $3,564
                                   ========          ==========         ==========              ======

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN
                                   GLOBAL       JANUS ASPEN MID CAP    JANUS ASPEN     LMPVET AGGRESSIVE     LMPVET        LMPVET
                                 TECHNOLOGY           GROWTH         WORLDWIDE GROWTH        GROWTH       APPRECIATION  APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                              (SERVICE SHARES)    (SERVICE SHARES)   (SERVICE SHARES)      (CLASS I)       (CLASS I)     (CLASS II)
                              ----------------  -------------------  ----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value       $64,340           $32,859               $2,851           $720,845        $980,248      $51,403
                                   -------           -------               ------           --------        --------      -------
         Total Assets               64,340            32,859                2,851            720,845         980,248       51,403
                                   -------           -------               ------           --------        --------      -------
LIABILITIES:
   Other payables
      Insurance charges                  9                 6                   --                118             150            8
      Administrative fees                1                --                   --                  9              12            1
   Due to MetLife Insurance
      Company of Connecticut            --                --                   --                 --              --           --
                                   -------           -------               ------           --------        --------      -------
         Total Liabilities              10                 6                   --                127             162            9
                                   -------           -------               ------           --------        --------      -------
NET ASSETS                         $64,330           $32,853               $2,851           $720,718        $980,086      $51,394
                                   =======           =======               ======           ========        ========      =======

   The accompanying notes are an integral part of these financial statements.

                                                               LMPVET EQUITY       LMPVET
                                              LMPVET DIVIDEND      INDEX      FUNDAMENTAL VALUE
                              LMPVET CAPITAL      STRATEGY       SUBACCOUNT       SUBACCOUNT
                                SUBACCOUNT       SUBACCOUNT      (CLASS II)       (CLASS I)
                              --------------  ---------------  -------------  -----------------
ASSETS:
   Investments at fair value    $2,118,238        $93,769        $1,301,215        $755,451
                                ----------        -------        ----------        --------
         Total Assets            2,118,238         93,769         1,301,215         755,451
                                ----------        -------        ----------        --------
LIABILITIES:
   Other payables
      Insurance charges                334             16               190             128
      Administrative fees               26              1                16              10
   Due to MetLife Insurance
      Company of Connecticut            --             --                --              --
                                ----------        -------        ----------        --------
         Total Liabilities             360             17               206             138
                                ----------        -------        ----------        --------
NET ASSETS                      $2,117,878        $93,752        $1,301,009        $755,313
                                ==========        =======        ==========        ========

   The accompanying notes are an integral part of these financial statements.

                                                               LMPVET LARGE CAP  LMPVET MID CAP  LMPVET SMALL CAP
                              LMPVET GLOBAL  LMPVET INVESTORS       GROWTH            CORE            GROWTH        LMPVET SOCIAL
                                  EQUITY        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     AWARENESS STOCK
                               SUBACCOUNT       (CLASS I)         (CLASS I)        (CLASS I)        (CLASS I)         SUBACCOUNT
                              -------------  ----------------  ----------------  --------------  ----------------  ---------------
ASSETS:
   Investments at fair value    $2,033,503       $194,342          $345,118         $120,316         $374,354          $38,727
                                ----------       --------          --------         --------         --------          -------
         Total Assets            2,033,503        194,342           345,118          120,316          374,354           38,727
                                ----------       --------          --------         --------         --------          -------
LIABILITIES:
   Other payables
      Insurance charges                318             31                59               20               59                5
      Administrative fees               25              2                 4                1                5                1
   Due to MetLife Insurance
      Company of Connecticut            --             --                --               --               --               --
                                ----------       --------          --------         --------         --------          -------
         Total Liabilities             343             33                63               21               64                6
                                ----------       --------          --------         --------         --------          -------
NET ASSETS                      $2,033,160       $194,309          $345,055         $120,295         $374,290          $38,721
                                ==========       ========          ========         ========         ========          =======

   The accompanying notes are an integral part of these financial statements.

                              LMPVET CAPITAL
                                AND INCOME    LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED     LMPVIT
                                SUBACCOUNT       RATE INCOME      STRATEGIC INCOME   HIGH INCOME
                                (CLASS II)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                              --------------  -----------------  ------------------  -----------
ASSETS:
   Investments at fair value    $2,177,831        $1,072,875          $306,942         $369,703
                                ----------        ----------          --------         --------
         Total Assets            2,177,831         1,072,875           306,942          369,703
                                ----------        ----------          --------         --------
LIABILITIES:
   Other payables
      Insurance charges                338               170                49               54
      Administrative fees               27                13                 4                5
   Due to MetLife Insurance
      Company of Connecticut         1,874                --                --               --
                                ----------        ----------          --------         --------
         Total Liabilities           2,239               183                53               59
                                ----------        ----------          --------         --------
NET ASSETS                      $2,175,592        $1,072,692          $306,889         $369,644
                                ==========        ==========          ========         ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  MIST HARRIS
                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN       OAKMARK
                               LMPVIT MONEY    MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL
                                  MARKET         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                SUBACCOUNT       (CLASS A)        (CLASS A)       (CLASS E)        (CLASS A)       (CLASS A)
                              -------------  -----------------  --------------  --------------  ---------------  -------------
ASSETS:
   Investments at fair value     $248,273         $258,598         $405,057       $1,174,119        $112,543      $1,000,702
                                 --------         --------         --------       ----------        --------      ----------
         Total Assets             248,273          258,598          405,057        1,174,119         112,543       1,000,702
                                 --------         --------         --------       ----------        --------      ----------
LIABILITIES:
   Other payables
      Insurance charges                42               35               57              184              19             160
      Administrative fees               3                3                5               15               1              12
   Due to MetLife Insurance
      Company of Connecticut           --               --               --               --              --              --
                                 --------         --------         --------       ----------        --------      ----------
         Total Liabilities             45               38               62              199              20             172
                                 --------         --------         --------       ----------        --------      ----------
NET ASSETS                       $248,228         $258,560         $404,995       $1,173,920        $112,523      $1,000,530
                                 ========         ========         ========       ==========        ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                              MIST LEGG MASON
                                                MIST LAZARD  PARTNERS MANAGED  MIST LORD ABBETT
                              MIST JANUS FORTY    MID-CAP         ASSETS        BOND DEBENTURE
                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)      (CLASS B)       (CLASS A)         (CLASS A)
                              ----------------  -----------  ----------------  ----------------
ASSETS:
   Investments at fair value     $1,004,645       $35,898         $153,730         $931,670
                                 ----------       -------         --------         --------
         Total Assets             1,004,645        35,898          153,730          931,670
                                 ----------       -------         --------         --------
LIABILITIES:
   Other payables
      Insurance charges                 142             5               22              151
      Administrative fees                12            --                2               11
   Due to MetLife Insurance
      Company of Connecticut             --            --               --               --
                                 ----------       -------         --------         --------
         Total Liabilities              154             5               24              162
                                 ----------       -------         --------         --------
NET ASSETS                       $1,004,491       $35,893         $153,706         $931,508
                                 ==========       =======         ========         ========

   The accompanying notes are an integral part of these financial statements.

                               MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                              GROWTH AND INCOME   MID-CAP VALUE    CAPITAL APPRECIATION
                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)         (CLASS B)            (CLASS A)
                              -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value      $3,686,114        $1,178,876            $202,057
                                  ----------        ----------            --------
         Total Assets              3,686,114         1,178,876             202,057
                                  ----------        ----------            --------
LIABILITIES:
   Other payables
      Insurance charges                  531               188                  31
      Administrative fees                 46                15                   3
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                  ----------        ----------            --------
         Total Liabilities               577               203                  34
                                  ----------        ----------            --------
NET ASSETS                        $3,685,537        $1,178,673            $202,023
                                  ==========        ==========            ========

                                MIST MET/AIM SMALL  MIST MFS EMERGING  MIST MFS RESEARCH
                                    CAP GROWTH       MARKETS EQUITY      INTERNATIONAL
                                    SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                    (CLASS A)           (CLASS A)          (CLASS B)
                                ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value          $47,097              $51,337          $116,201
                                      -------              -------          --------
         Total Assets                  47,097               51,337           116,201
                                      -------              -------          --------
LIABILITIES:
   Other payables
      Insurance charges                     8                    8                18
      Administrative fees                   1                    1                 2
   Due to MetLife Insurance
      Company of Connecticut               --                   --                --
                                      -------              -------          --------
         Total Liabilities                  9                    9                20
                                      -------              -------          --------
NET ASSETS                            $47,088              $51,328          $116,181
                                      =======              =======          ========

   The accompanying notes are an integral part of these financial statements.

                                                                        MIST PIMCO
                                                  MIST NEUBERGER    INFLATION PROTECTED
                                MIST MFS VALUE  BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                  SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)          (CLASS A)           (CLASS A)           (CLASS A)
                                --------------  ------------------  -------------------  -----------------
ASSETS:
   Investments at fair value       $384,412          $519,295            $1,249,883          $367,178
                                   --------          --------            ----------          --------
         Total Assets               384,412           519,295             1,249,883           367,178
                                   --------          --------            ----------          --------
LIABILITIES:
   Other payables
      Insurance charges                  64                76                   187                55
      Administrative fees                 5                 6                    16                 5
   Due to MetLife Insurance
      Company of Connecticut             --                --                    --                --
                                   --------          --------            ----------          --------
         Total Liabilities               69                82                   203                60
                                   --------          --------            ----------          --------
NET ASSETS                         $384,343          $519,213            $1,249,680          $367,118
                                   ========          ========            ==========          ========

   The accompanying notes are an integral part of these financial statements.

                                  MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK BOND
                                STRATEGIC INCOME    SMALL CAP VALUE  AGGRESSIVE GROWTH        INCOME
                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                    (CLASS A)         (CLASS B)          (CLASS D)           (CLASS A)
                                ----------------  -----------------  -----------------  ------------------
ASSETS:
   Investments at fair value       $1,076,870         $1,458,595          $193,703           $239,269
                                   ----------         ----------          --------           --------
         Total Assets               1,076,870          1,458,595           193,703            239,269
                                   ----------         ----------          --------           --------
LIABILITIES:
   Other payables
      Insurance charges                   162                216                29                 38
      Administrative fees                  13                 18                 2                  3
   Due to MetLife Insurance
      Company of Connecticut               --                 --                --                 --
                                   ----------         ----------          --------           --------
         Total Liabilities                175                234                31                 41
                                   ----------         ----------          --------           --------
NET ASSETS                         $1,076,695         $1,458,361          $193,672           $239,228
                                   ==========         ==========          ========           ========

                                MSF BLACKROCK BOND  MSF BLACKROCK
                                      INCOME         MONEY MARKET
                                    SUBACCOUNT        SUBACCOUNT
                                     (CLASS E)        (CLASS A)
                                ------------------  -------------
ASSETS:
   Investments at fair value         $346,513         $1,010,685
                                     --------         ----------
         Total Assets                 346,513          1,010,685
                                     --------         ----------
LIABILITIES:
   Other payables
      Insurance charges                    50                151
      Administrative fees                   5                 13
   Due to MetLife Insurance
      Company of Connecticut               --                 --
                                     --------         ----------
         Total Liabilities                 55                164
                                     --------         ----------
NET ASSETS                           $346,458         $1,010,521
                                     ========         ==========

   The accompanying notes are an integral part of these financial statements.

                                  MSF CAPITAL                         MSF FI VALUE       MSF METLIFE
                              GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS    AGGRESSIVE ALLOCATION
                                   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                   (CLASS A)           (CLASS A)        (CLASS D)         (CLASS B)
                              --------------------  ----------------  ------------  ---------------------
ASSETS:
   Investments at fair value         $82,824            $231,913         $822,586           $21,000
                                     -------            --------         --------           -------
         Total Assets                 82,824             231,913          822,586            21,000
                                     -------            --------         --------           -------
LIABILITIES:
   Other payables
      Insurance charges                   12                  35              126                 3
      Administrative fees                  1                   3               10                --
   Due to MetLife Insurance
      Company of Connecticut              --                  --               --                --
                                     -------            --------         --------           -------
         Total Liabilities                13                  38              136                 3
                                     -------            --------         --------           -------
NET ASSETS                           $82,811            $231,875         $822,450           $20,997
                                     =======            ========         ========           =======

   The accompanying notes are an integral part of these financial statements.

                               MSF METLIFE      MSF METLIFE
                              CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                               ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                               SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                (CLASS B)        (CLASS B)            (CLASS B)
                              ------------  -------------------  -------------------
ASSETS:
   Investments at fair value     $39,095           $333,698            $652,239
                                 -------           --------            --------
         Total Assets             39,095            333,698             652,239
                                 -------           --------            --------
LIABILITIES:
   Other payables
      Insurance charges                5                 51                 120
      Administrative fees             --                  4                   8
   Due to MetLife Insurance
      Company of Connecticut          --                 --                  --
                                 -------           --------            --------
         Total Liabilities             5                 55                 128
                                 -------           --------            --------
NET ASSETS                       $39,090           $333,643            $652,111
                                 =======           ========            ========

                                   MSF METLIFE
                                   MODERATE TO       MSF MFS TOTAL  MSF MFS TOTAL
                              AGGRESSIVE ALLOCATION      RETURN        RETURN
                                   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                    (CLASS B)          (CLASS B)      (CLASS F)
                              ---------------------  -------------  -------------
ASSETS:
   Investments at fair value         $449,571           $72,411       $2,307,432
                                     --------           -------       ----------
         Total Assets                 449,571            72,411        2,307,432
                                     --------           -------       ----------
LIABILITIES:
   Other payables
      Insurance charges                    67                11              359
      Administrative fees                   6                 1               29
   Due to MetLife Insurance
      Company of Connecticut               --                --               --
                                     --------           -------       ----------
         Total Liabilities                 73                12              388
                                     --------           -------       ----------
NET ASSETS                           $449,498           $72,399       $2,307,044
                                     ========           =======       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MSF WESTERN ASSET
                              MSF OPPENHEIMER GLOBAL  MSF T. ROWE PRICE LARGE  MANAGEMENT U.S. GOVERNMENT  PIMCO VIT TOTAL RETURN
                                 EQUITY SUBACCOUNT     CAP GROWTH SUBACCOUNT           SUBACCOUNT                SUBACCOUNT
                                     (CLASS B)               (CLASS B)                 (CLASS A)           (ADMINISTRATIVE CLASS)
                              ----------------------  -----------------------  --------------------------  ----------------------
ASSETS:
   Investments at fair value        $2,725,826                $87,670                   $282,869                 $3,450,777
                                    ----------                -------                   --------                 ----------
         Total Assets                2,725,826                 87,670                    282,869                  3,450,777
                                    ----------                -------                   --------                 ----------
LIABILITIES:
   Other payables
      Insurance charges                    426                     13                         39                        509
      Administrative fees                   34                      1                          3                         42
   Due to MetLife Insurance
      Company of Connecticut                --                     --                         --                         --
                                    ----------                -------                   --------                 ----------
         Total Liabilities                 460                     14                         42                        551
                                    ----------                -------                   --------                 ----------
NET ASSETS                          $2,725,366                $87,656                   $282,827                 $3,450,226
                                    ==========                =======                   ========                 ==========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT   VAN KAMPEN LIT
                                 COMSTOCK     STRATEGIC GROWTH
                                SUBACCOUNT       SUBACCOUNT
                                (CLASS II)        (CLASS I)
                              --------------  ----------------
ASSETS:
   Investments at fair value     $656,677          $54,056
                                 --------          -------
         Total Assets             656,677           54,056
                                 --------          -------
LIABILITIES:
   Other payables
      Insurance charges               101                9
      Administrative fees               8               --
   Due to MetLife Insurance
      Company of Connecticut           --               --
                                 --------          -------
         Total Liabilities            109                9
                                 --------          -------
NET ASSETS                       $656,568          $54,047
                                 ========          =======

   The accompanying notes are an integral part of these financial statements.

              METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
        SEPARATE ACCOUNT 2002 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 2007

                                                               ALGER AMERICAN   AMERICAN FUNDS  AMERICAN FUNDS
                                          AIM V.I. UTILITIES  LEVERAGED ALLCAP   GLOBAL GROWTH  GROWTH-INCOME
                                              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                              (SERIES I)          (CLASS S)        (CLASS 2)      (CLASS 2)
                                          ------------------  ----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                 $    899          $    --          $ 86,664       $  80,373
                                                --------          -------          --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                   2,384            2,642            62,734         105,757
      Administrative charges                         184              190             5,085           8,418
                                                --------          -------          --------       ---------
         Total expenses                            2,568            2,832            67,819         114,175
                                                --------          -------          --------       ---------
            Net investment income (loss)          (1,669)          (2,832)           18,845         (33,802)
                                                --------          -------          --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  2,331               --           139,871         179,660
      Realized gains (losses) on sale of
         investments                              46,010           27,316           300,444         245,040
                                                --------          -------          --------       ---------
            Net realized gains (losses)           48,341           27,316           440,315         424,700
                                                --------          -------          --------       ---------
      Change in unrealized gains (losses)
         on investments                          (26,867)           6,870           (50,916)       (207,426)
                                                --------          -------          --------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 19,805          $31,354          $408,244       $ 183,472
                                                ========          =======          ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
                                                 GROWTH      CREDIT SUISSE TRUST  CREDIT SUISSE TRUST  DREYFUS MIDCAP STOCK
                                               SUBACCOUNT      EMERGING MARKETS     GLOBAL SMALL CAP        SUBACCOUNT
                                               (CLASS 2)        SUBACCOUNT (a)       SUBACCOUNT (a)      (SERVICE SHARES)
                                             --------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends                                 $  49,346          $     --               $ --                $   333
                                                ---------          --------               ----                -------
EXPENSES:
      Mortality and expense risk
         charges                                  129,656               325                  8                  1,766
      Administrative charges                       10,132                25                 --                    140
                                                ---------          --------               ----                -------
         Total expenses                           139,788               350                  8                  1,906
                                                ---------          --------               ----                -------
            Net investment income (loss)          (90,442)             (350)                (8)                (1,573)
                                                ---------          --------               ----                -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 465,764                --                 --                 13,024
      Realized gains (losses) on sale of
         investments                              447,191            25,268                  3                 (1,774)
                                                ---------          --------               ----                -------
            Net realized gains (losses)           912,955            25,268                  3                 11,250
                                                ---------          --------               ----                -------
      Change in unrealized gains (losses)
         on investments                          (167,214)          (22,476)               (21)                (6,168)
                                                ---------          --------               ----                -------
      Net increase (decrease) in net assets
         resulting from operations              $ 655,299          $  2,442               $(26)               $ 3,509
                                                =========          ========               ====                =======

                                              DREYFUS SOCIALLY     DREYFUS VIF
                                             RESPONSIBLE GROWTH    APPRECIATION
                                                 SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)
                                             ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $   924             $ 3,268
                                                  -------             -------
EXPENSES:
      Mortality and expense risk
         charges                                    6,645               3,622
      Administrative charges                          511                 314
                                                  -------             -------
         Total expenses                             7,156               3,936
                                                  -------             -------
            Net investment income (loss)           (6,232)               (668)
                                                  -------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                  --
      Realized gains (losses) on sale of
         investments                                1,243               3,113
                                                  -------             -------
            Net realized gains (losses)             1,243               3,113
                                                  -------             -------
      Change in unrealized gains (losses)
         on investments                            22,234               8,224
                                                  -------             -------
      Net increase (decrease) in net assets
         resulting from operations                $17,245             $10,669
                                                  =======             =======

   The accompanying notes are an integral part of these financial statements.

                                             DREYFUS VIF DEVELOPING  DWS VIT EQUITY 500      DWS VIT RREEF        DWSI GLOBAL
                                                     LEADERS               INDEX         REAL ESTATE SECURITIES  OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                (INITIAL SHARES)          (CLASS 2)            (CLASS B)           (CLASS B)
                                             ----------------------  ------------------  ----------------------  -------------
INVESTMENT INCOME:
      Dividends                                     $  2,166               $1,208               $   3,201           $   923
                                                    --------               ------               ---------           -------
EXPENSES:
      Mortality and expense risk
         charges                                       4,528                1,959                   6,502             1,430
      Administrative charges                             363                  153                     516               117
                                                    --------               ------               ---------           -------
         Total expenses                                4,891                2,112                   7,018             1,547
                                                    --------               ------               ---------           -------
            Net investment income (loss)              (2,725)                (904)                 (3,817)             (624)
                                                    --------               ------               ---------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     37,867                   --                  55,197             6,373
      Realized gains (losses) on sale of
         investments                                 (21,627)               3,101                  25,164             5,281
                                                    --------               ------               ---------           -------
            Net realized gains (losses)               16,240                3,101                  80,361            11,654
                                                    --------               ------               ---------           -------
      Change in unrealized gains (losses)
         on investments                              (33,846)               1,253                (131,510)           (5,861)
                                                    --------               ------               ---------           -------
      Net increase (decrease) in net assets
         resulting from operations                  $(20,331)              $3,450               $ (54,966)          $ 5,169
                                                    ========               ======               =========           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

    The accompanying notes are an integral part of these financial statements.

                                                                              DWSI GROWTH &
                                              DWSI BOND  DWSI CAPITAL GROWTH     INCOME      DWSI HEALTH CARE  DWSII BALANCED
                                             SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)       (CLASS B)         (CLASS B)        (CLASS B)        (CLASS B)
                                             ----------  -------------------  -------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                 $ 96           $   741          $  1,006          $    --           $597
                                                ----           -------          --------          -------           ----
EXPENSES:
      Mortality and expense risk
         charges                                  50             5,384             1,882            7,028            387
      Administrative charges                       4               427               155              651             32
                                                ----           -------          --------          -------           ----
         Total expenses                           54             5,811             2,037            7,679            419
                                                ----           -------          --------          -------           ----
            Net investment income (loss)          42            (5,070)           (1,031)          (7,679)           178
                                                ----           -------          --------          -------           ----
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 --                --             1,577           27,003             --
      Realized gains (losses) on sale of
         investments                              --            17,135            11,425           16,467            132
                                                ----           -------          --------          -------           ----
            Net realized gains (losses)           --            17,135            13,002           43,470            132
                                                ----           -------          --------          -------           ----
      Change in unrealized gains (losses)
         on investments                          (14)           16,778           (13,063)          10,507            176
                                                ----           -------          --------          -------           ----
      Net increase (decrease) in net assets
         resulting from operations              $ 28           $28,843          $ (1,092)         $46,298           $486
                                                ====           =======          ========          =======           ====

                                             DWSI INTERNATIONAL
                                                 SUBACCOUNT
                                                 (CLASS B)
                                             ------------------
INVESTMENT INCOME:
      Dividends                                    $ 3,417
                                                   -------
EXPENSES:
      Mortality and expense risk
         charges                                     2,927
      Administrative charges                           251
                                                   -------
         Total expenses                              3,178
                                                   -------
            Net investment income (loss)               239
                                                   -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --
      Realized gains (losses) on sale of
         investments                                 6,888
                                                   -------
            Net realized gains (losses)              6,888
                                                   -------
      Change in unrealized gains (losses)
         on investments                             12,183
                                                   -------
      Net increase (decrease) in net assets
         resulting from operations                 $19,310
                                                   =======

    The accompanying notes are an integral part of these financial statements.

                                                                                      DWSII CONSERVATIVE  DWSII CORE FIXED
                                             DWSII STRATEGIC INCOME  DWSII BLUE CHIP      ALLOCATION           INCOME
                                                   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    (CLASS B)           (CLASS B)          (CLASS B)         (CLASS B)
                                             ----------------------  ---------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                      $11,689            $    942           $  9,724            $21,074
                                                     -------            --------           --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                       3,691               2,409              7,157              9,451
      Administrative charges                             304                 193                566                769
                                                     -------            --------           --------            -------
         Total expenses                                3,995               2,602              7,723             10,220
                                                     -------            --------           --------            -------
            Net investment income (loss)               7,694              (1,660)             2,001             10,854
                                                     -------            --------           --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --              15,541             13,131                 --
      Realized gains (losses) on sale of
         investments                                    (396)              3,639              8,376             (2,176)
                                                     -------            --------           --------            -------
            Net realized gains (losses)                 (396)             19,180             21,507             (2,176)
                                                     -------            --------           --------            -------
      Change in unrealized gains (losses)
         on investments                               (1,353)            (15,491)           (11,793)              (383)
                                                     -------            --------           --------            -------
      Net increase (decrease) in net assets
         resulting from operations                   $ 5,945            $  2,029           $ 11,715            $ 8,295
                                                     =======            ========           ========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             DWSII DAVIS VENTURE  DWSII DREMAN HIGH  DWSII DREMAN SMALL
                                                    VALUE           RETURN EQUITY       MID CAP VALUE
                                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                  (CLASS B)           (CLASS B)           (CLASS B)
                                             -------------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                    $  1,127             $  8,803          $  1,312
                                                   --------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      5,736               13,811             3,788
      Administrative charges                            458                1,193               309
                                                   --------             --------          --------
         Total expenses                               6,194               15,004             4,097
                                                   --------             --------          --------
            Net investment income (loss)             (5,067)              (6,201)           (2,785)
                                                   --------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     4,362                6,978            31,472
      Realized gains (losses) on sale of
         investments                                 26,653               26,324             8,839
                                                   --------             --------          --------
            Net realized gains (losses)              31,015               33,302            40,311
                                                   --------             --------          --------
      Change in unrealized gains (losses)
         on investments                             (19,212)             (50,347)          (33,166)
                                                   --------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $  6,736             $(23,246)         $  4,360
                                                   ========             ========          ========

                                             DWSII GLOBAL  DWSII GOVERNMENT &  DWSII GROWTH
                                               THEMATIC    AGENCY SECURITIES    ALLOCATION
                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)        (CLASS B)         (CLASS B)
                                             ------------  ------------------  ------------
INVESTMENT INCOME:
      Dividends                                 $   145          $3,782          $ 2,955
                                                -------          ------          -------
EXPENSES:
      Mortality and expense risk
         charges                                  1,152           1,429            3,045
      Administrative charges                         83             112              234
                                                -------          ------          -------
         Total expenses                           1,235           1,541            3,279
                                                -------          ------          -------
            Net investment income (loss)         (1,090)          2,241             (324)
                                                -------          ------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 8,261              --            7,541
      Realized gains (losses) on sale of
         investments                              1,848            (829)             471
                                                -------          ------          -------
            Net realized gains (losses)          10,109            (829)           8,012
                                                -------          ------          -------
      Change in unrealized gains (losses)
         on investments                          (6,815)            900           (2,651)
                                                -------          ------          -------
      Net increase (decrease) in net assets
         resulting from operations              $ 2,204          $2,312          $ 5,037
                                                =======          ======          =======

   The accompanying notes are an integral part of these financial statements.

                                                                DWSII INTERNATIONAL    DWSII JANUS    DWSII LARGE CAP
                                             DWSII HIGH INCOME     SELECT EQUITY     GROWTH & INCOME       VALUE
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                 (CLASS B)           (CLASS B)          (CLASS B)        (CLASS B)
                                             -----------------  -------------------  ---------------  ---------------
INVESTMENT INCOME:
      Dividends                                   $ 16,791             $ 9,204           $   223          $1,415
                                                  --------             -------           -------          ------
EXPENSES:
      Mortality and expense risk
         charges                                     3,923               6,964             2,185           1,804
      Administrative charges                           319                 591               171             146
                                                  --------             -------           -------          ------
         Total expenses                              4,242               7,555             2,356           1,950
                                                  --------             -------           -------          ------
            Net investment income (loss)            12,549               1,649            (2,133)           (535)
                                                  --------             -------           -------          ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --              36,972                --           3,759
      Realized gains (losses) on sale of
         investments                                (1,384)             14,694             1,527           4,239
                                                  --------             -------           -------          ------
            Net realized gains (losses)             (1,384)             51,666             1,527           7,998
                                                  --------             -------           -------          ------
      Change in unrealized gains (losses)
         on investments                            (13,981)             (2,615)            5,253           2,119
                                                  --------             -------           -------          ------
      Net increase (decrease) in net assets
         resulting from operations                $ (2,816)            $50,700           $ 4,647          $9,582
                                                  ========             =======           =======          ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             DWSII MID CAP  DWSII MODERATE
                                                 GROWTH       ALLOCATION    DWSII MONEY MARKET
                                               SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                               (CLASS B)      (CLASS B)         (CLASS B)
                                             -------------  --------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $ --           $14,035           $4,320
                                                 ----           -------           ------
EXPENSES:
      Mortality and expense risk
         charges                                   14            12,672            1,603
      Administrative charges                       --               961              147
                                                 ----           -------           ------
         Total expenses                            14            13,633            1,750
                                                 ----           -------           ------
            Net investment income (loss)          (14)              402            2,570
                                                 ----           -------           ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  --            23,224               --
      Realized gains (losses) on sale of
         investments                                5             1,758               --
                                                 ----           -------           ------
            Net realized gains (losses)             5            24,982               --
                                                 ----           -------           ------
      Change in unrealized gains (losses)
         on investments                            63            (7,370)              --
                                                 ----           -------           ------
      Net increase (decrease) in net assets
         resulting from operations               $ 54           $18,014           $2,570
                                                 ====           =======           ======

                                             DWSII SMALL CAP                    DWSII TURNER MID
                                                  GROWTH      DWSII TECHNOLOGY     CAP GROWTH
                                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                (CLASS B)        (CLASS B)         (CLASS B)
                                             ---------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $     --          $    --           $   --
                                                 --------          -------           ------
EXPENSES:
      Mortality and expense risk
         charges                                    2,077            1,069              752
      Administrative charges                          162               83               58
                                                 --------          -------           ------
         Total expenses                             2,239            1,152              810
                                                 --------          -------           ------
            Net investment income (loss)           (2,239)          (1,152)            (810)
                                                 --------          -------           ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --            3,133
      Realized gains (losses) on sale of
         investments                               26,062           22,393              253
                                                 --------          -------           ------
            Net realized gains (losses)            26,062           22,393            3,386
                                                 --------          -------           ------
      Change in unrealized gains (losses)
         on investments                           (13,243)          (9,865)           5,209
                                                 --------          -------           ------
      Net increase (decrease) in net assets
         resulting from operations               $ 10,580          $11,376           $7,785
                                                 ========          =======           ======

   The accompanying notes are an integral part of these financial statements.

                                                                        FIDELITY VIP   FIDELITY VIP DYNAMIC
                                             FIDELITY VIP CONTRAFUND     CONTRAFUND    CAPITAL APPRECIATION  FIDELITY VIP MID CAP
                                                    SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                (SERVICE CLASS 2)     (SERVICE CLASS)    (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                             -----------------------  ---------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends                                     $   9,222            $  6,286            $     6               $  9,633
                                                    ---------            --------            -------               --------
EXPENSES:
      Mortality and expense risk
         charges                                       29,044              14,253                347                 36,446
      Administrative charges                            2,298               1,051                 28                  2,872
                                                    ---------            --------            -------               --------
         Total expenses                                31,342              15,304                375                 39,318
                                                    ---------            --------            -------               --------
            Net investment income (loss)              (22,120)             (9,018)              (369)               (29,685)
                                                    ---------            --------            -------               --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     316,610             187,427                945                194,118
      Realized gains (losses) on sale of
         investments                                  165,678              11,167              8,450                 82,019
                                                    ---------            --------            -------               --------
            Net realized gains (losses)               482,288             198,594              9,395                276,137
                                                    ---------            --------            -------               --------
      Change in unrealized gains (losses)
         on investments                              (245,867)            (94,423)            (6,755)               (11,234)
                                                    ---------            --------            -------               --------
      Net increase (decrease) in net assets
         resulting from operations                  $ 214,301            $ 95,153            $ 2,271               $235,218
                                                    =========            ========            =======               ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN     SMALL-MID CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON
                                             INCOME SECURITIES  GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 (CLASS 2)          (CLASS 2)           (CLASS 2)          (CLASS 2)
                                             -----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $ 40,657           $    --            $ 56,233            $ 34,234
                                                  --------           -------            --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                    20,778             5,626              43,038              32,781
      Administrative charges                         1,801               400               3,583               2,545
                                                  --------           -------            --------            --------
         Total expenses                             22,579             6,026              46,621              35,326
                                                  --------           -------            --------            --------
            Net investment income (loss)            18,078            (6,026)              9,612              (1,092)
                                                  --------           -------            --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    7,540            18,826             193,226              78,084
      Realized gains (losses) on sale of
         investments                                 8,053             6,316             356,707              81,904
                                                  --------           -------            --------            --------
            Net realized gains (losses)             15,593            25,142             549,933             159,988
                                                  --------           -------            --------            --------
      Change in unrealized gains (losses)
         on investments                            (13,776)            2,508                (739)             49,347
                                                  --------           -------            --------            --------
      Net increase (decrease) in net assets
         resulting from operations                $ 19,895           $21,624            $558,806            $208,243
                                                  ========           =======            ========            ========


                                             JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL
                                                LIFE SCIENCES        TECHNOLOGY
                                                 SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)    (SERVICE SHARES)
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                      $ --              $  204
                                                     ----              ------
EXPENSES:
      Mortality and expense risk
         charges                                       69                 392
                                                     ----              ------
      Administrative charges                            6                  38
                                                     ----              ------
         Total expenses                                75                 430
                                                     ----              ------
            Net investment income (loss)              (75)               (226)
                                                     ----              ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                  --
      Realized gains (losses) on sale of
         investments                                  205                 209
                                                     ----              ------
            Net realized gains (losses)               205                 209
                                                     ----              ------
      Change in unrealized gains (losses)
         on investments                               525               4,684
                                                     ----              ------
      Net increase (decrease) in net assets
         resulting from operations                   $655              $4,667
                                                     ====              ======

   The accompanying notes are an integral part of these financial statements.

                                             JANUS ASPEN MID CAP    JANUS ASPEN     LMPVET AGGRESSIVE      LMPVET
                                                    GROWTH        WORLDWIDE GROWTH        GROWTH        APPRECIATION
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                               (SERVICE SHARES)   (SERVICE SHARES)      (CLASS I)      (CLASS I) (b)
                                             -------------------  ---------------   -----------------  -------------
INVESTMENT INCOME:
      Dividends                                     $   21              $ 17            $     --          $ 10,436
                                                    ------              ----            --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                       654                51              14,389            18,882
      Administrative charges                            46                 4               1,102             1,533
                                                    ------              ----            --------          --------
         Total expenses                                700                55              15,491            20,415
                                                    ------              ----            --------          --------
            Net investment income (loss)              (679)              (38)            (15,491)           (9,979)
                                                    ------              ----            --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      167                --               4,150            80,953
      Realized gains (losses) on sale of
         investments                                   273                37              37,765            26,128
                                                    ------              ----            --------          --------
            Net realized gains (losses)                440                37              41,915           107,081
                                                    ------              ----            --------          --------
      Change in unrealized gains (losses)
         on investments                              5,485               200             (38,216)          (33,156)
                                                    ------              ----            --------          --------
      Net increase (decrease) in net assets
         resulting from operations                  $5,246              $199            $(11,792)         $ 63,946
                                                    ======              ====            ========          ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

    The accompanying notes are an integral part of these financial statements.

                                                 LMPVET                                       LMPVET EQUITY       LMPVET
                                              APPRECIATION                   LMPVET DIVIDEND      INDEX      FUNDAMENTAL VALUE
                                               SUBACCOUNT    LMPVET CAPITAL      STRATEGY      SUBACCOUNT        SUBACCOUNT
                                             (CLASS II) (c)    SUBACCOUNT       SUBACCOUNT      (CLASS II)       (CLASS I)
                                             --------------  --------------  ---------------  -------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $   408        $   8,582         $1,932         $ 21,128        $  9,476
                                                 -------        ---------         ------         --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                     132           45,544          1,956           26,584          15,709
      Administrative charges                          11            3,548            144            2,255           1,139
                                                 -------        ---------         ------         --------        --------
         Total expenses                              143           49,092          2,100           28,839          16,848
                                                 -------        ---------         ------         --------        --------
            Net investment income (loss)             265          (40,510)          (168)          (7,711)         (7,372)
                                                 -------        ---------         ------         --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  3,781          118,062             --           61,403          37,310
      Realized gains (losses) on sale of
         investments                                  (1)          71,444          2,633           72,979          21,183
                                                 -------        ---------         ------         --------        --------
            Net realized gains (losses)            3,780          189,506          2,633          134,382          58,493
                                                 -------        ---------         ------         --------        --------
      Change in unrealized gains (losses)
         on investments                           (3,397)        (137,478)         1,038          (77,440)        (72,070)
                                                 -------        ---------         ------         --------        --------
      Net increase (decrease) in net assets
         resulting from operations               $   648        $  11,518         $3,503         $ 49,231        $(20,949)
                                                 =======        =========         ======         ========        ========


                                             LMPVET GLOBAL
                                                 EQUITY
                                               SUBACCOUNT
                                             -------------
INVESTMENT INCOME:
      Dividends                                 $ 11,548
                                                --------
EXPENSES:
      Mortality and expense risk
         charges                                  38,919
      Administrative charges                       3,094
                                                --------
         Total expenses                           42,013
                                                --------
            Net investment income (loss)         (30,465)
                                                --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 98,804
      Realized gains (losses) on sale of
         investments                              18,769
                                                --------
            Net realized gains (losses)          117,573
                                                --------
      Change in unrealized gains (losses)
         on investments                          (29,541)
                                                --------
      Net increase (decrease) in net assets
         resulting from operations              $ 57,567
                                                ========

    The accompanying notes are an integral part of these financial statements.

                                                               LMPVET LARGE CAP  LMPVET MID CAP         LMPVET
                                             LMPVET INVESTORS       GROWTH            CORE       MULTIPLE DISCIPLINE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT-LARGE CAP
                                                 (CLASS I)        (CLASS I)         (CLASS I)    GROWTH AND VALUE (d)
                                             ----------------  ----------------  --------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $  2,480           $   146         $    501            $   292
                                                 --------           -------         --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                    4,123             6,946            2,550                881
      Administrative charges                          328               502              193                 73
                                                 --------           -------         --------            -------
         Total expenses                             4,451             7,448            2,743                954
                                                 --------           -------         --------            -------
            Net investment income (loss)           (1,971)           (7,302)          (2,242)              (662)
                                                 --------           -------         --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   5,299                --           23,066              2,457
      Realized gains (losses) on sale of
         investments                               16,932             7,298            2,806              7,398
                                                 --------           -------         --------            -------
            Net realized gains (losses)            22,231             7,298           25,872              9,855
                                                 --------           -------         --------            -------
      Change in unrealized gains (losses)
         on investments                           (14,667)            6,575          (18,031)            (7,898)
                                                 --------           -------         --------            -------
      Net increase (decrease) in net assets
         resulting from operations               $  5,593           $ 6,571         $  5,599            $ 1,295
                                                 ========           =======         ========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET SMALL CAP
                                                  GROWTH        LMPVET SOCIAL   LMPVPI ALL CAP
                                                SUBACCOUNT     AWARENESS STOCK    SUBACCOUNT
                                                 (CLASS I)       SUBACCOUNT     (CLASS I) (a)
                                             ----------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                  $     --          $   517         $  1,221
                                                 --------          -------         --------
EXPENSES:
      Mortality and expense risk
         charges                                    7,781              574            2,722
      Administrative charges                          606               55              206
                                                 --------          -------         --------
         Total expenses                             8,387              629            2,928
                                                 --------          -------         --------
            Net investment income (loss)           (8,387)            (112)          (1,707)
                                                 --------          -------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  26,084            5,995           21,172
      Realized gains (losses) on sale of
         investments                               26,847               89           92,889
                                                 --------          -------         --------
            Net realized gains (losses)            52,931            6,084          114,061
                                                 --------          -------         --------
      Change in unrealized gains (losses)
         on investments                           (12,957)          (2,764)         (92,628)
                                                 --------          -------         --------
      Net increase (decrease) in net assets
         resulting from operations               $ 31,587          $ 3,208         $ 19,726
                                                 ========          =======         ========

                                             LMPVPII GROWTH AND                        LMPVPI LARGE CAP
                                                   INCOME          LMPVPV SMALL CAP         GROWTH
                                                 SUBACCOUNT      GROWTH OPPORTUNITIES     SUBACCOUNT
                                                (CLASS I) (a)       SUBACCOUNT (a)      (CLASS I) (a)
                                             ------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $    28              $    --            $     --
                                                   -------              -------            --------
EXPENSES:
      Mortality and expense risk
         charges                                       278                  104                 596
      Administrative charges                            23                   10                  51
                                                   -------              -------            --------
         Total expenses                                301                  114                 647
                                                   -------              -------            --------
            Net investment income (loss)              (273)                (114)               (647)
                                                   -------              -------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    2,005                   --                  --
      Realized gains (losses) on sale of
         investments                                 8,864                2,392              18,520
                                                   -------              -------            --------
            Net realized gains (losses)             10,869                2,392              18,520
                                                   -------              -------            --------
      Change in unrealized gains (losses)
         on investments                             (8,546)              (1,206)            (13,884)
                                                   -------              -------            --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 2,050              $ 1,072            $  3,989
                                                   =======              =======            ========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII AGGRESSIVE  LMPVET CAPITAL
                                                   GROWTH          AND INCOME     LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED
                                                 SUBACCOUNT        SUBACCOUNT        RATE INCOME      STRATEGIC INCOME
                                                (CLASS I) (a)      (CLASS II)        SUBACCOUNT          SUBACCOUNT
                                             ------------------  ---------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $     --          $  26,127         $ 51,809              $16,323
                                                  --------          ---------         --------              -------
EXPENSES:
      Mortality and expense risk
         Charges                                     1,456             45,849           25,344                6,250
      Administrative charges                           111              3,616            1,986                  478
                                                  --------          ---------         --------              -------
         Total expenses                              1,567             49,465           27,330                6,728
                                                  --------          ---------         --------              -------
            Net investment income (loss)            (1,567)           (23,338)          24,479                9,595
                                                  --------          ---------         --------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      579            348,256               --                   --
      Realized gains (losses) on sale of
         Investments                                58,007             93,555             (264)              (1,318)
                                                  --------          ---------         --------              -------
            Net realized gains (losses)             58,586            441,811             (264)              (1,318)
                                                  --------          ---------         --------              -------
      Change in unrealized gains (losses)
         on investments                            (49,662)          (329,291)         (30,512)              (8,502)
                                                  --------          ---------         --------              -------
      Net increase (decrease) in net assets
         resulting from operations                $  7,357          $  89,182         $ (6,297)             $  (225)
                                                  ========          =========         ========              =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                               LORD ABBETT GROWTH  LORD ABBETT MID-CAP
                                                                 LMPVIT MONEY      AND INCOME             VALUE
                                             LMPVIT HIGH INCOME     MARKET         SUBACCOUNT           SUBACCOUNT
                                                 SUBACCOUNT       SUBACCOUNT     (CLASS VC) (a)       (CLASS VC) (a)
                                             ------------------  ------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends                                   $ 33,397          $16,601         $      --           $      --
                                                  --------          -------         ---------           ---------
EXPENSES:
      Mortality and expense risk
         Charges                                     7,037            6,913            13,795               8,614
      Administrative charges                           591              524             1,050                 669
                                                  --------          -------         ---------           ---------
         Total expenses                              7,628            7,437            14,845               9,283
                                                  --------          -------         ---------           ---------
            Net investment income (loss)            25,769            9,164           (14,845)             (9,283)
                                                  --------          -------         ---------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --                --                  --
      Realized gains (losses) on sale of
         Investments                                (2,247)              --           309,921             246,213
                                                  --------          -------         ---------           ---------
            Net realized gains (losses)             (2,247)              --           309,921             246,213
                                                  --------          -------         ---------           ---------
      Change in unrealized gains (losses)
         on investments                            (31,486)              --          (215,508)           (104,337)
                                                  --------          -------         ---------           ---------
      Net increase (decrease) in net assets
         resulting from operations                $ (7,964)         $ 9,164         $  79,568           $ 132,593
                                                  ========          =======         =========           =========

                                             MIST BATTERYMARCH  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)         (CLASS A)
                                             -----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $    914         $ 19,922
                                                  --------         --------
EXPENSES:
      Mortality and expense risk
         Charges                                     4,616            6,321
      Administrative charges                           432              540
                                                  --------         --------
         Total expenses                              5,048            6,861
                                                  --------         --------
            Net investment income (loss)            (4,134)          13,061
                                                  --------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   36,433               --
      Realized gains (losses) on sale of
         Investments                                (3,366)           1,582
                                                  --------         --------
            Net realized gains (losses)             33,067            1,582
                                                  --------         --------
      Change in unrealized gains (losses)
         on investments                            (17,582)         (20,348)
                                                  --------         --------
      Net increase (decrease) in net assets
         resulting from operations                $ 11,351         $ (5,705)
                                                  ========         ========

   The accompanying notes are an integral part of these financial statements.

                                                                                               MIST HARRIS
                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN       OAKMARK
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                              (CLASS E) (c)   (CLASS A) (a)     (CLASS A)       (CLASS A)
                                             --------------  --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                                 $     --        $   8,744        $    --        $  11,790
                                                --------        ---------        -------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                  15,745            7,363          2,462           23,851
      Administrative charges                       1,244              582            185            1,876
                                                --------        ---------        -------        ---------
         Total expenses                           16,989            7,945          2,647           25,727
                                                --------        ---------        -------        ---------
            Net investment income (loss)         (16,989)             799         (2,647)         (13,937)
                                                --------        ---------        -------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --           76,181            805          101,161
      Realized gains (losses) on sale of
         investments                                 517           58,061          4,380           29,217
                                                --------        ---------        -------        ---------
            Net realized gains (losses)              517          134,242          5,185          130,378
                                                --------        ---------        -------        ---------
      Change in unrealized gains (losses)
         on investments                           11,376          (77,631)        (6,083)        (151,406)
                                                --------        ---------        -------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $ (5,096)       $  57,410        $(3,545)       $ (34,965)
                                                ========        =========        =======        =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                               MIST LEGG MASON
                                                                MIST LAZARD   PARTNERS MANAGED  MIST LORD ABBETT   MIST LORD ABBETT
                                             MIST JANUS FORTY     MID-CAP          ASSETS        BOND DEBENTURE   GROWTH AND INCOME
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                 (CLASS A)     (CLASS B) (c)      (CLASS A)         (CLASS A)         (CLASS B)
                                             ----------------  -------------  ----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  1,736         $    --         $  4,062          $ 63,131          $ 18,077
                                                 --------         -------         --------          --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                   16,717             482            3,155            21,211            57,889
      Administrative charges                        1,458              37              260             1,612             5,006
                                                 --------         -------         --------          --------          --------
         Total expenses                            18,175             519            3,415            22,823            62,895
                                                 --------         -------         --------          --------          --------
            Net investment income (loss)          (16,439)           (519)             647            40,308           (44,818)
                                                 --------         -------         --------          --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 166,978              --           14,277             1,456            92,885
      Realized gains (losses) on sale of
         investments                                8,635          (2,004)           3,799            20,343            39,323
                                                 --------         -------         --------          --------          --------
            Net realized gains (losses)           175,613          (2,004)          18,076            21,799           132,208
                                                 --------         -------         --------          --------          --------
      Change in unrealized gains (losses)
         on investments                            76,947          (4,191)         (12,891)          (14,614)          (80,475)
                                                 --------         -------         --------          --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $236,121         $(6,714)        $  5,832          $ 47,493          $  6,915
                                                 ========         =======         ========          ========          ========

                                             MIST LORD ABBETT
                                               MID-CAP VALUE
                                                SUBACCOUNT
                                               (CLASS B) (c)
                                             ----------------
INVESTMENT INCOME:
      Dividends                                 $      52
                                                ---------
EXPENSES:
      Mortality and expense risk
         charges                                   17,385
      Administrative charges                        1,351
                                                ---------
         Total expenses                            18,736
                                                ---------
            Net investment income (loss)          (18,684)
                                                ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   1,098
      Realized gains (losses) on sale of
         investments                               (5,513)
                                                ---------
            Net realized gains (losses)            (4,415)
                                                ---------
      Change in unrealized gains (losses)
         on investments                          (116,845)
                                                ---------
      Net increase (decrease) in net assets
         resulting from operations              $(139,944)
                                                =========

   The accompanying notes are an integral part of these financial statements.

                                             MIST MET/AIM CAPITAL  MIST MET/AIM SMALL  MIST MFS EMERGING  MIST MFS RESEARCH
                                                 APPRECIATION          CAP GROWTH        MARKETS EQUITY     INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                  (CLASS A)             (CLASS A)        (CLASS A) (c)      (CLASS B) (c)
                                             --------------------  ------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                     $   203              $    --            $    --             $    --
                                                    -------              -------            -------             -------
EXPENSES:
      Mortality and expense risk
         charges                                      3,976                  957                686               1,040
      Administrative charges                            325                   65                 53                  81
                                                    -------              -------            -------             -------
         Total expenses                               4,301                1,022                739               1,121
                                                    -------              -------            -------             -------
            Net investment income (loss)             (4,098)              (1,022)              (739)             (1,121)
                                                    -------              -------            -------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       558                  620                 --                  --
      Realized gains (losses) on sale of
         investments                                 (1,270)                 762              1,199                (870)
                                                    -------              -------            -------             -------
            Net realized gains (losses)                (712)               1,382              1,199                (870)
                                                    -------              -------            -------             -------
      Change in unrealized gains (losses)
         on investments                              24,952                2,826             10,770               3,104
                                                    -------              -------            -------             -------
      Net increase (decrease) in net assets
         resulting from operations                  $20,142              $ 3,186            $11,230             $ 1,113
                                                    =======              =======            =======             =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST PIMCO
                                                               MIST NEUBERGER      INFLATION                         MIST PIONEER
                                             MIST MFS VALUE  BERMAN REAL ESTATE  PROTECTED BOND  MIST PIONEER FUND  MID-CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                (CLASS A)         (CLASS A)      (CLASS A) (b)       (CLASS A)      (CLASS A) (a)
                                             --------------  ------------------  --------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                  $     2          $   8,959         $     --           $ 4,175         $   118
                                                 -------          ---------         --------           -------         -------
EXPENSES:
      Mortality and expense risk
         charges                                   7,614             13,632           14,331             7,938             184
      Administrative charges                         568              1,134            1,181               669              14
                                                 -------          ---------         --------           -------         -------
         Total expenses                            8,182             14,766           15,512             8,607             198
                                                 -------          ---------         --------           -------         -------
            Net investment income (loss)          (8,180)            (5,807)         (15,512)           (4,432)            (80)
                                                 -------          ---------         --------           -------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  6,394             71,790               --                --           4,201
      Realized gains (losses) on sale of
         investments                               8,240             60,576             (249)           19,728             748
                                                 -------          ---------         --------           -------         -------
            Net realized gains (losses)           14,634            132,366             (249)           19,728           4,949
                                                 -------          ---------         --------           -------         -------
      Change in unrealized gains (losses)
         on investments                            5,702           (239,043)          82,701             2,732          (2,053)
                                                 -------          ---------         --------           -------         -------
      Net increase (decrease) in net assets
         resulting from operations               $12,156          $(112,484)        $ 66,940           $18,028         $ 2,816
                                                 =======          =========         ========           =======         =======

                                               MIST PIONEER
                                             STRATEGIC INCOME
                                                SUBACCOUNT
                                                 (CLASS A)
                                             ----------------
INVESTMENT INCOME:
      Dividends                                 $  8,141
                                                --------
EXPENSES:
      Mortality and expense risk
         charges                                  20,392
      Administrative charges                       1,661
                                                --------
         Total expenses                           22,053
                                                --------
            Net investment income (loss)         (13,912)
                                                --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --
      Realized gains (losses) on sale of
         investments                               3,649
                                                --------
            Net realized gains (losses)            3,649
                                                --------
      Change in unrealized gains (losses)
         on investments                           56,981
                                                --------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,718
                                                ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK BOND  MSF BLACKROCK BOND
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH        INCOME              INCOME
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)          (CLASS D)           (CLASS A)          (CLASS E)
                                             -----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  12,695           $    --             $9,051              $ 9,940
                                                 ---------           -------             ------              -------
EXPENSES:
      Mortality and expense risk charges            29,862             2,980              4,931                5,564
      Administrative charges                         2,455               250                393                  477
                                                 ---------           -------             ------              -------
         Total expenses                             32,317             3,230              5,324                6,041
                                                 ---------           -------             ------              -------
            Net investment income (loss)           (19,622)           (3,230)             3,727                3,899
                                                 ---------           -------             ------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   83,385                --                 --                   --
      Realized gains (losses) on sale of
         investments                                (4,245)            4,903              3,292                1,719
                                                 ---------           -------             ------              -------
            Net realized gains (losses)             79,140             4,903              3,292                1,719
                                                 ---------           -------             ------              -------
      Change in unrealized gains (losses)
         on investments                           (167,289)           26,106              2,844                7,562
                                                 ---------           -------             ------              -------
      Net increase (decrease) in net assets
         resulting from operations               $(107,771)          $27,779             $9,863              $13,180
                                                 =========           =======             ======              =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK       MSF CAPITAL                         MSF FI VALUE
                                              MONEY MARKET  GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS
                                               SUBACCOUNT        SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                               (CLASS A)          (CLASS A)           (CLASS A)       (CLASS D)
                                             -------------  --------------------  ----------------  ------------
INVESTMENT INCOME:
      Dividends                                 $49,553            $   726             $   417        $  9,145
                                                -------            -------             -------        --------
EXPENSES:
      Mortality and expense risk charges         17,887              2,317               4,457          19,735
      Administrative charges                      1,501                200                 375           1,579
                                                -------            -------             -------        --------
         Total expenses                          19,388              2,517               4,832          21,314
                                                -------            -------             -------        --------
            Net investment income (loss)         30,165             (1,791)             (4,415)        (12,169)
                                                -------            -------             -------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --              9,035              17,298          99,010
      Realized gains (losses) on sale of
         investments                                 --              3,865               1,366              20
                                                -------            -------             -------        --------
            Net realized gains (losses)              --             12,900              18,664          99,030
                                                -------            -------             -------        --------
      Change in unrealized gains (losses)
         on investments                              --             (8,011)             (8,997)        (60,956)
                                                -------            -------             -------        --------
      Net increase (decrease) in net assets
         resulting from operations              $30,165            $ 3,098             $ 5,252        $ 25,905
                                                =======            =======             =======        ========

                                                                     MSF METLIFE
                                                  MSF METLIFE       CONSERVATIVE
                                             AGGRESSIVE ALLOCATION   ALLOCATION
                                                  SUBACCOUNT         SUBACCOUNT
                                                   (CLASS B)          (CLASS B)
                                             ---------------------  ------------
INVESTMENT INCOME:
      Dividends                                      $  14             $   --
                                                     -----             ------
EXPENSES:
      Mortality and expense risk charges               405                635
      Administrative charges                            32                 61
                                                     -----             ------
         Total expenses                                437                696
                                                     -----             ------
            Net investment income (loss)              (423)              (696)
                                                     -----             ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       39                 27
      Realized gains (losses) on sale of
         investments                                   103                426
                                                     -----             ------
            Net realized gains (losses)                142                453
                                                     -----             ------
      Change in unrealized gains (losses)
         on investments                                544              1,756
                                                     -----             ------
      Net increase (decrease) in net assets
         resulting from operations                   $ 263             $1,513
                                                     =====             ======

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO       MSF MFS TOTAL
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION      RETURN
                                                 SUBACCOUNT           SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                                  (CLASS B)            (CLASS B)             (CLASS B)          (CLASS B)
                                             -------------------  -------------------  ---------------------  -------------
INVESTMENT INCOME:
      Dividends                                    $    --             $     83               $    261           $ 2,216
                                                   -------             --------               --------           -------
EXPENSES:
      Mortality and expense risk charges             5,384               19,076                 12,785             1,789
      Administrative charges                           428                1,320                  1,027               149
                                                   -------             --------               --------           -------
         Total expenses                              5,812               20,396                 13,812             1,938
                                                   -------             --------               --------           -------
            Net investment income (loss)            (5,812)             (20,313)               (13,551)              278
                                                   -------             --------               --------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      437                1,488                  1,044             3,804
      Realized gains (losses) on sale of
         investments                                 3,028               34,337                 46,421             3,341
                                                   -------             --------               --------           -------
            Net realized gains (losses)              3,465               35,825                 47,465             7,145
                                                   -------             --------               --------           -------
      Change in unrealized gains (losses)
         on investments                             11,482                4,592                 (7,936)           (4,946)
                                                   -------             --------               --------           -------
      Net increase (decrease) in net assets
         resulting from operations                 $ 9,135             $ 20,104               $ 25,978           $ 2,477
                                                   =======             ========               ========           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                                 MSF WESTERN ASSET
                                             MSF MFS TOTAL  MSF OPPENHEIMER   MSF T. ROWE PRICE   MANAGEMENT HIGH
                                                 RETURN      GLOBAL EQUITY    LARGE CAP GROWTH       YIELD BOND
                                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                               (CLASS F)       (CLASS B)          (CLASS B)        CLASS (A) (a)
                                             -------------  ---------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 51,446        $ 30,849           $   183            $ 29,215
                                                --------        --------           -------            --------
EXPENSES:
      Mortality and expense risk charges          48,868          61,116             1,732               1,818
      Administrative charges                       3,886           4,872               144                 144
                                                --------        --------           -------            --------
         Total expenses                           52,754          65,988             1,876               1,962
                                                --------        --------           -------            --------
            Net investment income (loss)          (1,308)        (35,139)           (1,693)             27,253
                                                --------        --------           -------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 86,801          51,149               842               2,505
      Realized gains (losses) on sale of
         investments                              32,857         120,696             1,735               3,988
                                                --------        --------           -------            --------
            Net realized gains (losses)          119,658         171,845             2,577               6,493
                                                --------        --------           -------            --------
      Change in unrealized gains (losses)
         on investments                          (65,163)         30,161             5,094             (22,904)
                                                --------        --------           -------            --------
      Net increase (decrease) in net assets
         resulting from operations              $ 53,187        $166,867           $ 5,978            $ 10,842
                                                ========        ========           =======            ========

                                             MSF WESTERN ASSET
                                              MANAGEMENT U.S.          PIMCO VIT
                                                GOVERNMENT           TOTAL RETURN
                                                SUBACCOUNT            SUBACCOUNT
                                                 (CLASS A)      (ADMINISTRATIVE CLASS)
                                             -----------------  ----------------------
INVESTMENT INCOME:
      Dividends                                   $14,879               $ 19,046
                                                  -------               --------
EXPENSES:
      Mortality and expense risk charges            6,000                  7,320
      Administrative charges                          531                    606
                                                  -------               --------
         Total expenses                             6,531                  7,926
                                                  -------               --------
            Net investment income (loss)            8,348                 11,120
                                                  -------               --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                     --
      Realized gains (losses) on sale of
         investments                                4,090                (78,908)
                                                  -------               --------
            Net realized gains (losses)             4,090                (78,908)
                                                  -------               --------
      Change in unrealized gains (losses)
         on investments                            (6,746)                91,318
                                                  -------               --------
      Net increase (decrease) in net assets
         resulting from operations                $ 5,692               $ 23,530
                                                  =======               ========

   The accompanying notes are an integral part of these financial statements.

                                                     PIMCO VIT                PUTNAM VT           PUTNAM VT     VAN KAMPEN LIT
                                                    REAL RETURN          INTERNATIONAL EQUITY  SMALL CAP VALUE    COMSTOCK
                                                     SUBACCOUNT               SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                             (ADMINISTRATIVE CLASS) (a)     (CLASS IB) (a)      (CLASS IB) (a)    (CLASS II)
                                             --------------------------  --------------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                       $160,633                 $  2,146            $  3,983        $ 14,565
                                                      --------                 --------            --------        --------
EXPENSES:
      Mortality and expense risk charges                60,148                      478               4,047          15,858
      Administrative charges                             5,020                       36                 363           1,269
                                                      --------                 --------            --------        --------
         Total expenses                                 65,168                      514               4,410          17,127
                                                      --------                 --------            --------        --------
            Net investment income (loss)                95,465                    1,632                (427)         (2,562)
                                                      --------                 --------            --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                    9,291              79,664          20,196
      Realized gains (losses) on sale of
         investments                                   (20,776)                  22,485              49,084          58,496
                                                      --------                 --------            --------        --------
            Net realized gains (losses)                (20,776)                  31,776             128,748          78,692
                                                      --------                 --------            --------        --------
      Change in unrealized gains (losses)
         on investments                                135,009                  (27,511)            (80,207)        (97,064)
                                                      --------                 --------            --------        --------
      Net increase (decrease) in net assets
         resulting from operations                    $209,698                 $  5,897            $ 48,114        $(20,934)
                                                      ========                 ========            ========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              VAN KAMPEN LIT
                                             STRATEGIC GROWTH
                                                SUBACCOUNT
                                                 (CLASS I)
                                             ----------------
INVESTMENT INCOME:
      Dividends                                   $    23
                                                  -------
EXPENSES:
      Mortality and expense risk charges            1,026
      Administrative charges                           76
                                                  -------
         Total expenses                             1,102
                                                  -------
            Net investment income (loss)           (1,079)
                                                  -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --
      Realized gains (losses) on sale of
         investments                                  262
                                                  -------
            Net realized gains (losses)               262
                                                  -------
      Change in unrealized gains (losses)
         on investments                             7,643
                                                  -------
      Net increase (decrease) in net assets
         resulting from operations                $ 6,826
                                                  =======

   The accompanying notes are an integral part of these financial statements.

           METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
       SEPARATE ACCOUNT 2002 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                            ALGER AMERICAN        AMERICAN FUNDS
                                      AIM V.I. UTILITIES   LEVERAGED ALLCAP       GLOBAL GROWTH
                                          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          (SERIES I)           (CLASS S)             (CLASS 2)
                                     -------------------  ------------------  ----------------------
                                        2007      2006      2007      2006       2007        2006
                                     ---------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (1,669) $  1,594  $ (2,832) $ (2,839) $   18,845  $  (37,073)
   Net realized gains (losses)          48,341    11,503    27,316     1,948     440,315      71,603
   Change in unrealized gains
      (losses) on investments          (26,867)   12,773     6,870    20,578     (50,916)    502,624
                                     ---------  --------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                19,805    25,870    31,354    19,687     408,244     537,154
                                     ---------  --------  --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --        --        --      41,048     485,584
   Transfers from other funding
      options                               84     3,896     4,613     2,928     150,999     323,678
   Contract charges                        (17)      (19)       (5)       (4)       (164)       (191)
   Contract surrenders                (100,358)  (22,796)  (57,159)       --    (795,801)   (200,358)
   Transfers to other funding
      options                           (4,099)   (5,401)  (12,639)   (5,399)   (229,233)   (133,800)
   Other receipts (payments)                --        --        --        --     (32,310)    (37,193)
                                     ---------  --------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (104,390)  (24,320)  (65,190)   (2,475)   (865,461)    437,720
                                     ---------  --------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 (84,585)    1,550   (33,836)   17,212    (457,217)    974,874
NET ASSETS:
   Beginning of period                 134,143   132,593   137,499   120,287   3,576,482   2,601,608
                                     ---------  --------  --------  --------  ----------  ----------
   End of period                     $  49,558  $134,143  $103,663  $137,499  $3,119,265  $3,576,482
                                     =========  ========  ========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH   CREDIT SUISSE TRUST
                                              SUBACCOUNT                  SUBACCOUNT          EMERGING MARKETS
                                               (CLASS 2)                   (CLASS 2)             SUBACCOUNT
                                     ----------------------------  ------------------------  -------------------
                                            2007        2006           2007         2006     2007 (a)     2006
                                        -----------  ----------    -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (33,802) $  (27,564)   $   (90,442) $   (98,149) $   (350) $   (883)
   Net realized gains (losses)              424,700     207,508        912,955      306,680    25,268    17,737
   Change in unrealized gains
      (losses) on investments              (207,426)    493,959       (167,214)     336,844   (22,476)     (987)
                                        -----------  ----------    -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    183,472     673,903        655,299      545,375     2,442    15,867
                                        -----------  ----------    -----------  -----------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   67,621     541,953         83,809      672,632        --     1,928
   Transfers from other funding
      options                               108,243     144,254        187,009      151,790       322     6,651
   Contract charges                            (411)       (492)          (438)        (516)       --        (4)
   Contract surrenders                     (872,057)   (433,468)    (1,126,666)  (1,058,054)       --   (37,614)
   Transfers to other funding
      options                              (336,095)   (129,703)      (659,251)    (240,776)  (56,552)   (8,632)
   Other receipts (payments)                (12,714)    (70,853)       (26,511)     (54,163)       (8)       --
                                        -----------  ----------    -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,045,413)     51,691     (1,542,048)    (529,087)  (56,238)  (37,671)
                                        -----------  ----------    -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets                     (861,941)    725,594       (886,749)      16,288   (53,796)  (21,804)
NET ASSETS:
   Beginning of period                    5,918,143   5,192,549      7,083,188    7,066,900    53,796    75,600
                                        -----------  ----------    -----------  -----------  --------  --------
   End of period                        $ 5,056,202  $5,918,143    $ 6,196,439  $ 7,083,188  $     --  $ 53,796
                                        ===========  ==========    ===========  ===========  ========  ========


                                     CREDIT SUISSE TRUST
                                      GLOBAL SMALL CAP
                                         SUBACCOUNT
                                     -------------------
                                         2007     2006
                                         ----  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (8) $   (201)
   Net realized gains (losses)              3    12,263
   Change in unrealized gains
      (losses) on investments             (21)   (8,528)
                                         ----  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  (26)    3,534
                                         ----  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --        --
   Transfers from other funding
      options                              21        --
   Contract charges                        (1)       (1)
   Contract surrenders                     --   (37,920)
   Transfers to other funding
      options                              --      (565)
   Other receipts (payments)               (4)       --
                                         ----  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        16   (38,486)
                                         ----  --------
      Net increase (decrease)
         in net assets                    (10)  (34,952)
NET ASSETS:
   Beginning of period                    430    35,382
                                         ----  --------
   End of period                         $420  $    430
                                         ====  ========

   The accompanying notes are an integral part of these financial statements.

                                                             DREYFUS SOCIALLY
                                     DREYFUS MIDCAP STOCK   RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                          SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                       (SERVICE SHARES)      (SERVICE SHARES)        (INITIAL SHARES)
                                     --------------------  -------------------  ------------------------
                                        2007      2006        2007      2006         2007      2006
                                      --------  --------    --------  --------     --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (1,573) $ (2,295)   $ (6,232) $ (6,065)    $   (668) $ (1,276)
   Net realized gains (losses)          11,250    30,287       1,243       543        3,113     1,280
   Change in unrealized gains
      (losses) on investments           (6,168)  (17,280)     22,234    24,470        8,224    27,526
                                      --------  --------    --------  --------     --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 3,509    10,712      17,245    18,948       10,669    27,530
                                      --------  --------    --------  --------     --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --     5,783          --        --          114    76,804
   Transfers from other funding
      options                              931     3,400          --    25,000        1,248     4,823
   Contract charges                         (2)       (1)         --        --           (7)      (23)
   Contract surrenders                 (84,212)  (73,383)         --        --      (10,145)   (4,012)
   Transfers to other funding
      options                             (967)     (583)         --        --       (2,292)   (7,102)
   Other receipts (payments)                --    (3,097)         --        --           --        --
                                      --------  --------    --------  --------     --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (84,250)  (67,881)         --    25,000      (11,082)   70,490
                                      --------  --------    --------  --------     --------  --------
      Net increase (decrease)
         in net assets                 (80,741)  (57,169)     17,245    43,948         (413)   98,020
NET ASSETS:
   Beginning of period                 108,375   165,544     327,643   283,695      208,183   110,163
                                      --------  --------    --------  --------     --------  --------
   End of period                      $ 27,634  $108,375    $344,888  $327,643     $207,770  $208,183
                                      ========  ========    ========  ========     ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                                                                   DWS VIT RREEF
                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX  REAL ESTATE SECURITIES
                                               SUBACCOUNT                   SUBACCOUNT               SUBACCOUNT
                                            (INITIAL SHARES)                 (CLASS 2)                (CLASS B)
                                     ------------------------------  ------------------------  ----------------------
                                              2007      2006              2007      2006            2007      2006
                                           ---------  --------          --------  --------       ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  (2,725) $ (6,072)         $   (904) $ (1,257)      $  (3,817) $ (7,225)
   Net realized gains (losses)                16,240    32,365             3,101     1,668          80,361    26,097
   Change in unrealized gains
      (losses) on investments                (33,846)  (23,407)            1,253    12,462        (131,510)   89,264
                                           ---------  --------          --------  --------       ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                     (20,331)    2,886             3,450    12,873         (54,966)  108,136
                                           ---------  --------          --------  --------       ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     6,106    29,203                --    13,493              --     1,928
   Transfers from other funding
      options                                  8,338    12,961               803     1,096          13,276       671
   Contract charges                              (23)      (43)              (30)      (33)            (65)      (68)
   Contract surrenders                      (123,093)  (24,510)          (11,240)  (14,783)       (125,018)  (52,823)
   Transfers to other funding
      options                               (100,302)  (71,995)           (3,145)     (830)         (8,901)  (19,302)
   Other receipts (payments)                      --    (3,933)               --    (9,522)             --        --
                                           ---------  --------          --------  --------       ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (208,974)  (58,317)          (13,612)  (10,579)       (120,708)  (69,594)
                                           ---------  --------          --------  --------       ---------  --------
      Net increase (decrease)
         in net assets                      (229,305)  (55,431)          (10,162)    2,294        (175,674)   38,542
NET ASSETS:
   Beginning of period                       333,400   388,831           103,801   101,507         390,067   351,525
                                           ---------  --------          --------  --------       ---------  --------
   End of period                           $ 104,095  $333,400          $ 93,639  $103,801       $ 214,393  $390,067
                                           =========  ========          ========  ========       =========  ========


                                     DWSI GLOBAL OPPORTUNITIES
                                             SUBACCOUNT
                                             (CLASS B)
                                     -------------------------
                                           2007      2006
                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (624) $   (679)
   Net realized gains (losses)             11,654     8,044
   Change in unrealized gains
      (losses) on investments              (5,861)    7,256
                                         --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    5,169    14,621
                                         --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        --
   Transfers from other funding
      options                              12,341     5,243
   Contract charges                           (22)      (16)
   Contract surrenders                    (23,551)  (44,529)
   Transfers to other funding
      options                              (1,689)   (4,987)
   Other receipts (payments)                   --        --
                                         --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (12,921)  (44,289)
                                         --------  --------
      Net increase (decrease)
         in net assets                     (7,752)  (29,668)
NET ASSETS:
   Beginning of period                     75,459   105,127
                                         --------  --------
   End of period                         $ 67,707  $ 75,459
                                         ========  ========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII BALANCED      DWSI BOND    DWSI CAPITAL GROWTH
                                        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                         (CLASS B)        (CLASS B)         (CLASS B)
                                     ----------------  --------------  -------------------
                                      2007      2006    2007    2006      2007      2006
                                     -------  -------  ------  ------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   178  $   123  $   42  $   22  $ (5,070)  $ (3,600)
   Net realized gains (losses)           132      467      --       3    17,135      4,695
   Change in unrealized gains
     (losses) on investments             176      893     (14)     15    16,778     10,013
                                     -------  -------  ------  ------  --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 486    1,483      28      40    28,843     11,108
                                     -------  -------  ------  ------  --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                --       --      --      --        --     14,194
   Transfers from other funding
      options                            622      564      --      --     5,313    117,797
   Contract charges                       (3)      (3)     (2)     (3)      (48)       (31)
   Contract surrenders                  (658)  (3,450)     --      --   (76,057)   (26,242)
   Transfers to other funding
      options                             --     (241)     --      --   (11,498)    (3,812)
   Other receipts (payments)              --   (6,244)     --      --        --         --
                                     -------  -------  ------  ------  --------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (39)  (9,374)     (2)     (3)  (82,290)   101,906
                                     -------  -------  ------  ------  --------   --------
      Net increase (decrease)
         in net assets                   447   (7,891)     26      37   (53,447)   113,014
NET ASSETS:
   Beginning of period                20,799   28,690   2,198   2,161   294,010    180,996
                                     -------  -------  ------  ------  --------   --------
   End of period                     $21,246  $20,799  $2,224  $2,198  $240,563   $294,010
                                     =======  =======  ======  ======  ========   ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     DWSI GROWTH & INCOME   DWSI HEALTH CARE   DWSI INTERNATIONAL  DWSII STRATEGIC INCOME
                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          (CLASS B)             (CLASS B)           (CLASS B)             (CLASS B)
                                     --------------------  ------------------  ------------------  ----------------------
                                       2007        2006      2007      2006      2007      2006        2007      2006
                                     ---------  ---------  --------  --------  --------  --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (1,031) $ (1,814)  $ (7,679) $ (6,446) $    239  $   (600)   $  7,694  $  6,762
   Net realized gains (losses)          13,002     4,721     43,470    10,209     6,888     2,781        (396)       88
   Change in unrealized gains
     (losses) on investments           (13,063)   11,470     10,507    13,962    12,183    27,624      (1,353)    7,219
                                      --------  --------   --------  --------  --------  --------    --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (1,092)   14,377     46,298    17,725    19,310    29,805       5,945    14,069
                                      --------  --------   --------  --------  --------  --------    --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --         --        --        --     3,855          --        --
   Transfers from other funding
      options                            4,450     2,185        112   100,979     5,583     4,612       5,233    24,033
   Contract charges                        (42)      (45)       (25)      (24)      (30)      (28)        (18)      (14)
   Contract surrenders                 (52,108)  (24,511)   (82,712)  (52,492)   (7,203)   (1,798)     (9,875)  (54,332)
   Transfers to other funding
      options                           (5,264)   (1,005)       (81)      (17)   (8,693)   (6,268)     (2,907)   (2,427)
   Other receipts (payments)                --        --         --        --        --        --          --        --
                                      --------  --------   --------  --------  --------  --------    --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (52,964)  (23,376)   (82,706)   48,446   (10,343)      373      (7,567)  (32,740)
                                      --------  --------   --------  --------  --------  --------    --------  --------
      Net increase (decrease)
         in net assets                 (54,056)   (8,999)   (36,408)   66,171     8,967    30,178      (1,622)  (18,671)
NET ASSETS:
   Beginning of period                 128,716   137,715    420,897   354,726   159,248   129,070     202,574   221,245
                                      --------  --------   --------  --------  --------  --------    --------  --------
   End of period                      $ 74,660  $128,716   $384,489  $420,897  $168,215  $159,248    $200,952  $202,574
                                      ========  ========   ========  ========  ========  ========    ========  ========

   The accompanying notes are an integral part of these financial statements.

                                                            DWSII CONSERVATIVE
                                       DWSII BLUE CHIP          ALLOCATION        DWSII CORE FIXED INCOME
                                         SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)              (CLASS B)               (CLASS B)
                                     -------------------   --------------------   -----------------------
                                       2007       2006        2007       2006        2007        2006
                                     --------   --------   ---------   --------    --------   ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (1,660)  $ (2,292)  $   2,001   $ (3,346)   $ 10,854   $  11,969
   Net realized gains (losses)         19,180     19,982      21,507      3,711      (2,176)     (9,129)
   Change in unrealized gains
      (losses) on investments         (15,491)     1,498     (11,793)    23,302        (383)      7,263
                                     --------   --------   ---------   --------    --------   ---------
      Net increase (decrease)
         in net assets resulting
         from operations                2,029     19,188      11,715     23,667       8,295      10,103
                                     --------   --------   ---------   --------    --------   ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --          --     33,120          --          --
   Transfers from other funding
      options                           2,470        578         678    306,781      28,932      27,917
   Contract charges                       (13)       (13)       (111)       (72)        (39)        (46)
   Contract surrenders                (22,250)   (48,515)   (184,454)   (43,159)    (72,283)   (285,937)
   Transfers to other funding
      options                          (3,444)    (2,388)       (263)      (258)    (18,629)    (65,899)
   Other receipts (payments)               --    (13,192)         --         --          --          --
                                     --------   --------   ---------   --------    --------   ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (23,237)   (63,530)   (184,150)   296,412     (62,019)   (323,965)
                                     --------   --------   ---------   --------    --------   ---------
      Net increase (decrease)
         in net assets                (21,208)   (44,342)   (172,435)   320,079     (53,724)   (313,862)
NET ASSETS:
   Beginning of period                134,199    178,541     489,677    169,598     534,128     847,990
                                     --------   --------   ---------   --------    --------   ---------
   End of period                     $112,991   $134,199   $ 317,242   $489,677    $480,404   $ 534,128
                                     ========   ========   =========   ========    ========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                                     DWSII DREMAN          DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY    SMALL MID CAP VALUE  DWSII GLOBAL THEMATIC
                                            SUBACCOUNT                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             (CLASS B)                 (CLASS B)             (CLASS B)             (CLASS B)
                                     -------------------------  ---------------------  --------------------  ---------------------
                                           2007      2006           2007       2006       2007       2006        2007     2006
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (5,067) $ (6,008)     $  (6,201) $  (3,141)  $ (2,785) $  (3,790)   $(1,090) $ (1,076)
   Net realized gains (losses)             31,015    15,590         33,302     96,769     40,311     43,480     10,109     8,416
   Change in unrealized gains
      (losses) on investments             (19,212)   28,611        (50,347)    39,242    (33,166)    15,714     (6,815)    5,297
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    6,736    38,193        (23,246)   132,870      4,360     55,404      2,204    12,637
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --     5,783             --      5,783         --         --         --        --
   Transfers from other funding
      options                              11,085    25,657         11,469    193,156      9,859      8,864      4,274        --
   Contract charges                           (60)      (57)           (88)       (78)       (38)       (34)        --        --
   Contract surrenders                   (108,150)  (81,948)      (147,162)  (478,751)   (71,552)  (111,282)    (5,123)  (12,282)
   Transfers to other funding
      options                              (3,777)  (15,125)       (11,048)    (8,226)    (5,946)   (16,531)        --        --
   Other receipts (payments)                   --        --             --         --         --         --         --        --
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (100,902)  (65,690)      (146,829)  (288,116)   (67,677)  (118,983)      (849)  (12,282)
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
      Net increase (decrease)
         in net assets                    (94,166)  (27,497)      (170,075)  (155,246)   (63,317)   (63,579)     1,355       355
NET ASSETS:
   Beginning of period                    336,551   364,048        840,134    995,380    219,907    283,486     50,674    50,319
                                        ---------  --------      ---------  ---------   --------  ---------    -------  --------
   End of period                        $ 242,385  $336,551      $ 670,059  $ 840,134   $156,590  $ 219,907    $52,029  $ 50,674
                                        =========  ========      =========  =========   ========  =========    =======  ========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GOVERNMENT & AGENCY
                                            SECURITIES          DWSII GROWTH ALLOCATION   DWSII HIGH INCOME
                                            SUBACCOUNT                 SUBACCOUNT             SUBACCOUNT
                                             (CLASS B)                 (CLASS B)              (CLASS B)
                                     -------------------------  -----------------------  -------------------
                                           2007      2006           2007      2006         2007       2006
                                         --------  -------        --------  --------     --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  2,241  $ 1,269        $   (324) $ (2,159)    $ 12,549  $  31,042
   Net realized gains (losses)               (829)    (335)          8,012     6,150       (1,384)    (5,628)
   Change in unrealized gains
      (losses) on investments                 900      423          (2,651)   12,401      (13,981)     2,560
                                         --------  -------        --------  --------     --------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                    2,312    1,357           5,037    16,392       (2,816)    27,974
                                         --------  -------        --------  --------     --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --       --           5,000        --           --         --
   Transfers from other funding
      options                               1,890    4,152              --        --       10,182     23,987
   Contract charges                           (22)     (31)            (31)      (30)         (24)       (24)
   Contract surrenders                    (15,136)  (8,823)             --   (26,631)     (49,410)  (317,886)
   Transfers to other funding
      options                             (10,787)    (465)             --      (489)      (6,231)    (3,588)
   Other receipts (payments)                   --       --              --        --           --         --
                                         --------  -------        --------  --------     --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (24,055)  (5,167)          4,970   (27,150)     (45,483)  (297,511)
                                         --------  -------        --------  --------     --------  ---------
      Net increase (decrease)
         in net assets                    (21,743)  (3,810)         10,006   (10,758)     (48,299)  (269,537)
NET ASSETS:
   Beginning of period                     88,475   92,285         148,203   158,961      231,139    500,676
                                         --------  -------        --------  --------     --------  ---------
   End of period                         $ 66,732  $88,475        $158,209  $148,203     $182,840  $ 231,139
                                         ========  =======        ========  ========     ========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII INTERNATIONAL
                                        SELECT EQUITY     DWSII JANUS GROWTH & INCOME  DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH
                                         SUBACCOUNT               SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                          (CLASS B)                (CLASS B)                 (CLASS B)              (CLASS B)
                                     -------------------  ---------------------------  ---------------------  --------------------
                                       2007       2006           2007      2006           2007      2006           2007   2006
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  1,649  $     495      $  (2,133) $ (2,174)      $   (535) $    (723)      $ (14) $ (13)
   Net realized gains (losses)         51,666     60,082          1,527     9,218          7,998     11,245           5      3
   Change in unrealized gains
      (losses) on investments          (2,615)    36,221          5,253     1,084          2,119      4,631          63     80
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
      Net increase (decrease)
         in net assets resulting
         from operations               50,700     96,798          4,647     8,128          9,582     15,153          54     70
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --             --        --             --         --          --     --
   Transfers from other funding
      options                             609      7,728          1,880     2,105            631      1,822           6     --
   Contract charges                       (22)       (19)            (1)       (2)           (15)       (15)         (1)    --
   Contract surrenders                (41,610)  (121,809)          (770)  (37,959)       (18,215)   (88,496)         --     --
   Transfers to other funding
      options                          (7,101)  (116,617)        (2,608)   (1,648)        (3,297)   (13,305)         --     --
   Other receipts (payments)               --         --             --        --             --         --          (8)    (6)
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (48,124)  (230,717)        (1,499)  (37,504)       (20,896)   (99,994)         (3)    (6)
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
      Net increase (decrease)
         in net assets                  2,576   (133,919)         3,148   (29,376)       (11,314)   (84,841)         51     64
NET ASSETS:
   Beginning of period                384,291    518,210        111,042   140,418        101,775    186,616         862    798
                                     --------  ---------      ---------  --------       --------  ---------       -----  -----
   End of period                     $386,867  $ 384,291      $ 114,190  $111,042       $ 90,461  $ 101,775       $ 913  $ 862
                                     ========  =========      =========  ========       ========  =========       =====  =====

   The accompanying notes are an integral part of these financial statements.

                                     DWSII MODERATE ALLOCATION   DWSII MONEY MARKET  DWSII SMALL CAP GROWTH
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                             (CLASS B)               (CLASS B)             (CLASS B)
                                     -------------------------  -------------------  ----------------------
                                          2007       2006          2007      2006        2007      2006
                                        --------  ---------      --------  --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    402  $  (9,281)     $  2,570  $  2,452    $ (2,239) $ (2,559)
   Net realized gains (losses)            24,982     29,457            --        --      26,062     6,714
   Change in unrealized gains
      (losses) on investments             (7,370)    45,198            --        --     (13,243)      930
                                        --------  ---------      --------  --------    --------  --------
      Net increase (decrease)
         in net assets
         resulting from operations        18,014     65,374         2,570     2,452      10,580     5,085
                                        --------  ---------      --------  --------    --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --         --            --        --          --        --
   Transfers from other funding
      options                                 --         --           550     1,573       1,806     3,403
   Contract charges                          (30)       (30)          (10)       (9)         (3)       (5)
   Contract surrenders                    (4,354)  (253,923)       (7,742)  (10,395)    (81,818)  (21,537)
   Transfers to other funding
      options                                 --        (48)         (258)     (547)     (1,820)   (4,391)
   Other receipts (payments)                  --         --           (40)       --          --        --
                                        --------  ---------      --------  --------    --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (4,384)  (254,001)       (7,500)   (9,378)    (81,835)  (22,530)
                                        --------  ---------      --------  --------    --------  --------
      Net increase (decrease)
         in net assets                    13,630   (188,627)       (4,930)   (6,926)    (71,255)  (17,445)
NET ASSETS:
   Beginning of period                   625,544    814,171       100,165   107,091     118,779   136,224
                                        --------  ---------      --------  --------    --------  --------
   End of period                        $639,174  $ 625,544      $ 95,235  $100,165    $ 47,524  $118,779
                                        ========  =========      ========  ========    ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                      DWSII TECHNOLOGY  DWSII TURNER MID CAP GROWTH  FIDELITY VIP CONTRAFUND
                                         SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                         (CLASS B)               (CLASS B)              (SERVICE CLASS 2)
                                     -----------------  ---------------------------  -----------------------
                                       2007      2006          2007     2006            2007        2006
                                     --------  -------       -------  -------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (1,152) $(1,387)      $  (810) $  (784)       $  (22,120) $  (20,710)
   Net realized gains (losses)         22,393      776         3,386    3,522           482,288     202,352
   Change in unrealized gains
      (losses) on investments          (9,865)    (633)        5,209   (1,492)         (245,867)    (23,652)
                                     --------  -------       -------  -------        ----------  ----------
      Net increase (decrease)
         in net assets
         resulting from operations     11,376   (1,244)        7,785    1,246           214,301     157,990
                                     --------  -------       -------  -------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --       --            --       --             5,637     145,914
   Transfers from other funding
      options                              33      241            --      751            69,065      74,125
   Contract charges                        (6)      (5)           (6)     (11)             (155)       (161)
   Contract surrenders                (75,460)  (4,643)         (673)  (5,436)         (618,576)   (146,840)
   Transfers to other funding
      options                              --       --           (92)    (669)         (308,033)    (79,305)
   Other receipts (payments)               --       --            --       --            (5,780)    (22,607)
                                     --------  -------       -------  -------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (75,433)  (4,407)         (771)  (5,365)         (857,842)    (28,874)
                                     --------  -------       -------  -------        ----------  ----------
      Net increase (decrease)
         in net assets                (64,057)  (5,651)        7,014   (4,119)         (643,541)    129,116
NET ASSETS:
   Beginning of period                 64,915   70,566        34,866   38,985         1,902,704   1,773,588
                                     --------  -------       -------  -------        ----------  ----------
   End of period                     $    858  $64,915       $41,880  $34,866        $1,259,163  $1,902,704
                                     ========  =======       =======  =======        ==========  ==========

                                     FIDELITY VIP CONTRAFUND
                                            SUBACCOUNT
                                         (SERVICE CLASS)
                                     -----------------------
                                         2007      2006
                                       --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (9,018) $  (6,502)
   Net realized gains (losses)          198,594     66,339
   Change in unrealized gains
      (losses) on investments           (94,423)   (12,535)
                                       --------  ---------
      Net increase (decrease)
         in net assets
         resulting from operations       95,153     47,302
                                       --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               14,823         --
   Transfers from other funding
      options                           151,458     94,408
   Contract charges                         (41)       (43)
   Contract surrenders                  (37,335)   (22,340)
   Transfers to other funding
      options                           (24,955)  (122,236)
   Other receipts (payments)                 --         --
                                       --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     103,950    (50,211)
                                       --------  ---------
      Net increase (decrease)
         in net assets                  199,103     (2,909)
NET ASSETS:
   Beginning of period                  584,720    587,629
                                       --------  ---------
   End of period                       $783,823  $ 584,720
                                       ========  =========

   The accompanying notes are an integral part of these financial statements.

                                     FIDELITY VIP DYNAMIC                              FTVIPT FRANKLIN
                                     CAPITAL APPRECIATION   FIDELITY VIP MID CAP      INCOME SECURITIES
                                          SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                       (SERVICE CLASS 2)      (SERVICE CLASS 2)           (CLASS 2)
                                     --------------------  ----------------------  ----------------------
                                        2007      2006         2007        2006       2007        2006
                                      --------  --------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (369) $   (864)  $  (29,685) $  (39,241) $   18,078  $   21,890
   Net realized gains (losses)           9,395    17,644      276,137     266,794      15,593       7,948
   Change in unrealized gains
      (losses) on investments           (6,755)   (7,572)     (11,234)    (42,291)    (13,776)    113,278
                                      --------  --------   ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 2,271     9,208      235,218     185,262      19,895     143,116
                                      --------  --------   ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --        2,402     187,933          --     673,482
   Transfers from other funding
      options                               --       591      216,886     128,219      71,405      34,116
   Contract charges                         (5)       (8)        (112)       (155)        (10)         (4)
   Contract surrenders                 (29,815)  (18,716)    (577,028)   (107,423)    (53,563)    (78,847)
   Transfers to other funding
      options                             (815)  (54,961)    (217,323)   (130,362)     (9,538)     (6,855)
   Other receipts (payments)                --        --       (6,763)    (17,893)         --          --
                                      --------  --------   ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (30,635)  (73,094)    (581,938)     60,319       8,294     621,892
                                      --------  --------   ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 (28,364)  (63,886)    (346,720)    245,581      28,189     765,008
NET ASSETS:
   Beginning of period                  33,536    97,422    2,091,323   1,845,742   1,172,183     407,175
                                      --------  --------   ----------  ----------  ----------  ----------
   End of period                      $  5,172  $ 33,536   $1,744,603  $2,091,323  $1,200,372  $1,172,183
                                      ========  ========   ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT FRANKLIN SMALL-MID CAP  FTVIPT TEMPLETON DEVELOPING
                                           GROWTH SECURITIES            MARKETS SECURITIES
                                              SUBACCOUNT                    SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ---------------------------
                                             2007      2006               2007        2006
                                           --------  --------          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $ (6,026) $ (5,768)         $    9,612  $  (22,681)
   Net realized gains (losses)               25,142     3,109             549,933     223,383
   Change in unrealized gains
      (losses) on investments                 2,508    18,116                (739)    375,843
                                           --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     21,624    15,457             558,806     576,545
                                           --------  --------          ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       --        --              31,739     455,929
   Transfers from other funding
      options                                13,301     2,445             166,665     213,172
   Contract charges                              (9)       (9)                (82)       (115)
   Contract surrenders                      (14,108)  (15,897)           (787,127)   (145,433)
   Transfers to other funding
      options                                (2,095)   (1,829)           (297,575)   (646,905)
   Other receipts (payments)                 (5,444)       --                  25      (4,884)
                                           --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (8,355)  (15,290)           (886,355)   (128,236)
                                           --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets                       13,269       167            (327,549)    448,309
NET ASSETS:
   Beginning of period                      256,568   256,401           2,525,372   2,077,063
                                           --------  --------          ----------  ----------
   End of period                           $269,837  $256,568          $2,197,823  $2,525,372
                                           ========  ========          ==========  ==========

                                     FTVIPT TEMPLETON FOREIGN  JANUS ASPEN GLOBAL LIFE
                                            SECURITIES                SCIENCES
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS 2)            (SERVICE SHARES)
                                     ------------------------  -----------------------
                                         2007        2006          2007      2006
                                      ----------  ----------      ------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (1,092) $  (14,082)     $  (75) $  (1,242)
   Net realized gains (losses)           159,988      88,439         205     18,040
   Change in unrealized gains
      (losses) on investments             49,347     230,963         525    (14,269)
                                      ----------  ----------      ------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                 208,243     305,320         655      2,529
                                      ----------  ----------      ------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                34,065      29,177          --         --
   Transfers from other funding
      options                             42,151     172,940          60        274
   Contract charges                         (113)       (130)         (4)        (5)
   Contract surrenders                  (162,793)   (320,395)       (588)  (112,631)
   Transfers to other funding
      options                            (98,363)    (91,127)        (58)      (251)
   Other receipts (payments)             (38,500)       (185)         (6)        --
                                      ----------  ----------      ------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (223,553)   (209,720)       (596)  (112,613)
                                      ----------  ----------      ------  ---------
      Net increase (decrease)
         in net assets                   (15,310)     95,600          59   (110,084)
NET ASSETS:
   Beginning of period                 1,673,240   1,577,640       3,505    113,589
                                      ----------  ----------      ------  ---------
   End of period                      $1,657,930  $1,673,240      $3,564  $   3,505
                                      ==========  ==========      ======  =========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                           (SERVICE SHARES)              (SERVICE SHARES)             (SERVICE SHARES)
                                     -----------------------------  --------------------------  ----------------------------
                                             2007     2006                2007     2006                 2007    2006
                                           -------  --------            -------  --------              ------  ------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  (226) $   (983)           $  (679) $   (758)             $  (38) $   (8)
   Net realized gains (losses)                 209     6,866                440     2,455                  37      23
   Change in unrealized gains
      (losses) on investments                4,684    (6,055)             5,485       376                 200     357
                                           -------  --------            -------  --------              ------  ------
      Net increase (decrease)
         in net assets resulting
         from operations                     4,667      (172)             5,246     2,073                 199     372
                                           -------  --------            -------  --------              ------  ------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      --        --                 --        --                  --      --
   Transfers from other funding
      options                               38,973        --                 --        --                  --      --
   Contract charges                             (3)       (3)                --        --                  (3)     (2)
   Contract surrenders                        (331)  (60,714)                --   (11,451)                (51)    (45)
   Transfers to other funding
      options                                   --        --                 --        --                  --      --
   Other receipts (payments)                    --        --                 --        --                  --      --
                                           -------  --------            -------  --------              ------  ------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         38,639   (60,717)                --   (11,451)                (54)    (47)
                                           -------  --------            -------  --------              ------  ------
      Net increase (decrease)
         in net assets                      43,306   (60,889)             5,246    (9,378)                145     325
NET ASSETS:
   Beginning of period                      21,024    81,913             27,607    36,985               2,706   2,381
                                           -------  --------            -------  --------              ------  ------
   End of period                           $64,330  $ 21,024            $32,853  $ 27,607              $2,851  $2,706
                                           =======  ========            =======  ========              ======  ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET APPRECIATION   LMPVET APPRECIATION
                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            LMPVET CAPITAL
                                             (CLASS I)              (CLASS I)            (CLASS II)              SUBACCOUNT
                                     ------------------------  -------------------   -------------------  -----------------------
                                         2007        2006        2007       2006        2007 (b)  2006       2007         2006
                                      ---------   ---------    --------   --------      --------  ----    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (15,491)  $ (16,256)   $ (9,979)  $ (7,740)     $   265    $--    $  (40,510)  $  (38,036)
   Net realized gains (losses)           41,915      43,949     107,081     33,462        3,780     --       189,506      168,494
   Change in unrealized gains
      (losses) on investments           (38,216)     19,120     (33,156)    81,506       (3,397)    --      (137,478)     127,584
                                      ---------   ---------    --------   --------      -------    ---    ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (11,792)     46,813      63,946    107,228          648     --        11,518      258,042
                                      ---------   ---------    --------   --------      -------    ---    ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  914      26,591          --    354,100           --     --         1,507        6,220
   Transfers from other funding
      options                           246,684       4,474      62,702         11       50,746     --         2,741        3,168
   Contract charges                         (84)        (76)        (52)       (39)          --     --          (238)        (302)
   Contract surrenders                 (149,371)   (224,858)    (88,621)   (53,029)          --     --      (225,821)    (295,032)
   Transfers to other funding
      options                           (27,688)        (99)    (55,136)       (76)          --     --      (136,244)    (233,743)
   Other receipts (payments)                343          --          --         --           --     --            --           --
                                      ---------   ---------    --------   --------      -------    ---    ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      70,798    (193,968)    (81,107)   300,967       50,746     --      (358,055)    (519,689)
                                      ---------   ---------    --------   --------      -------    ---    ----------   ----------
      Net increase (decrease)
         in net assets                   59,006    (147,155)    (17,161)   408,195       51,394     --      (346,537)    (261,647)
NET ASSETS:
   Beginning of period                  661,712     808,867     997,247    589,052           --     --     2,464,415    2,726,062
                                      ---------   ---------    --------   --------      -------    ---    ----------   ----------
   End of period                      $ 720,718   $ 661,712    $980,086   $997,247      $51,394    $--    $2,117,878   $2,464,415
                                      =========   =========    ========   ========      =======    ===    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                                               LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE
                                    LMPVET DIVIDEND STRATEGY       SUBACCOUNT                SUBACCOUNT
                                           SUBACCOUNT              (CLASS II)                 (CLASS I)
                                    ------------------------  ----------------------  ------------------------
                                          2007     2006          2007        2006         2007       2006
                                        -------  --------     ----------  ----------    ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (168)  $   (25)    $   (7,711) $  (13,423)   $  (7,372) $  (4,215)
   Net realized gains (losses)            2,633       456        134,382      65,753       58,493     30,374
   Change in unrealized gains
      (losses) on investments             1,038    12,580        (77,440)    149,298      (72,070)    52,372
                                        -------   -------     ----------  ----------    ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                  3,503    13,011         49,231     201,628      (20,949)    78,531
                                        -------   -------     ----------  ----------    ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --        --             --      62,960          914         --
   Transfers from other funding
      options                               496       313         20,373       6,827      437,493        107
   Contract charges                         (30)      (29)           (63)        (70)         (46)       (14)
   Contract surrenders                   (4,735)   (3,653)      (203,737)   (430,847)    (198,260)  (105,796)
   Transfers to other funding
      options                              (310)     (850)      (181,721)   (106,786)     (53,292)    (1,146)
   Other receipts (payments)             (1,020)     (805)        (5,455)        529           --         --
                                        -------   -------     ----------  ----------    ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (5,599)   (5,024)      (370,603)   (467,387)     186,809   (106,849)
                                        -------   -------     ----------  ----------    ---------  ---------
      Net increase (decrease)
         in net assets                   (2,096)    7,987       (321,372)   (265,759)     165,860    (28,318)
NET ASSETS:
   Beginning of period                   95,848    87,861      1,622,381   1,888,140      589,453    617,771
                                        -------   -------     ----------  ----------    ---------  ---------
   End of period                        $93,752   $95,848     $1,301,009  $1,622,381    $ 755,313  $ 589,453
                                        =======   =======     ==========  ==========    =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                             LMPVET INVESTORS   LMPVET LARGE CAP GROWTH  LMPVET MID CAP CORE
                                     LMPVET GLOBAL EQUITY       SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          SUBACCOUNT             (CLASS I)             (CLASS I)              (CLASS I)
                                    ----------------------  ------------------  -----------------------  -------------------
                                       2007        2006       2007      2006        2007        2006        2007        2006
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (30,465) $  (15,602) $ (1,971) $   (841)   $ (7,302) $ (5,830)     $ (2,242) $ (2,877)
   Net realized gains (losses)         117,573      60,868    22,231     8,177       7,298       538        25,872    25,722
   Change in unrealized gains
      (losses) on investments          (29,541)    185,638   (14,667)   28,217       6,575    11,010       (18,031)   (4,848)
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                57,567     230,904     5,593    35,553       6,571     5,718         5,599    17,997
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               3,516       3,860       883     4,667          --        --            --     4,100
   Transfers from other funding
      options                              453         292     1,274       725     109,096       723            --        --
   Contract charges                        (10)        (40)      (32)      (40)        (31)       (5)          (35)      (45)
   Contract surrenders                 (16,608)    (14,576)  (63,552)  (10,363)    (54,536)   (6,754)           --   (63,170)
   Transfers to other funding
      options                          (31,775)     (1,036)   (6,472)   (1,923)     (6,346)     (311)       (5,733)       --
   Other receipts (payments)               231        (405)        9        --          --      (577)       (2,165)   (6,619)
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (44,193)    (11,905)  (67,890)   (6,934)     48,183    (6,924)       (7,933)  (65,734)
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
      Net increase (decrease)
         in net assets                  13,374     218,999   (62,297)   28,619      54,754    (1,206)       (2,334)  (47,737)
NET ASSETS:
   Beginning of period               2,019,786   1,800,787   256,606   227,987     290,301   291,507       122,629   170,366
                                    ----------  ----------  --------  --------    --------  --------      --------  --------
   End of period                    $2,033,160  $2,019,786  $194,309  $256,606    $345,055  $290,301      $120,295  $122,629
                                    ==========  ==========  ========  ========    ========  ========      ========  ========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPIV MULTIPLE DISCIPLINE  LMPVET SMALL CAP GROWTH
                                        SUBACCOUNT-LARGE CAP            SUBACCOUNT         LMPVET SOCIAL AWARENESS STOCK
                                          GROWTH AND VALUE               (CLASS I)                  SUBACCOUNT
                                     ---------------------------  -----------------------  -----------------------------
                                          2007 (c)    2006             2007      2006              2007     2006
                                          --------  -------         ---------  --------          -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   (662) $  (700)        $  (8,387) $(11,510)         $  (112) $   (592)
   Net realized gains (losses)               9,855    1,688            52,931    30,019            6,084     2,607
   Change in unrealized gains
      (losses) on investments               (7,898)   4,708           (12,957)   33,867           (2,764)      552
                                          --------  -------         ---------  --------          -------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                     1,295    5,696            31,587    52,376            3,208     2,567
                                          --------  -------         ---------  --------          -------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      --       --             1,450    50,631               --        --
   Transfers from other funding
      options                                  104      386            17,515    19,416               --     3,720
   Contract charges                            (32)     (32)              (19)      (24)              --        --
   Contract surrenders                     (12,730)      --          (223,904)   (8,326)              --        --
   Transfers to other funding
      options                              (50,747)    (475)          (25,519)   (4,668)              --   (41,626)
   Other receipts (payments)                    --       --               154   (11,853)              --        --
                                          --------  -------         ---------  --------          -------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (63,405)    (121)         (230,323)   45,176               --   (37,906)
                                          --------  -------         ---------  --------          -------  --------
      Net increase (decrease)
         in net assets                     (62,110)   5,575          (198,736)   97,552            3,208   (35,339)
NET ASSETS:
   Beginning of period                      62,110   56,535           573,026   475,474           35,513    70,852
                                          --------  -------         ---------  --------          -------  --------
   End of period                          $     --  $62,110         $ 374,290  $573,026          $38,721  $ 35,513
                                          ========  =======         =========  ========          =======  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                        LMPVPI ALL CAP      LMPVPII GROWTH AND INCOME    LMPVPV SMALL CAP    LMPVPI LARGE CAP GROWTH
                                          SUBACCOUNT               SUBACCOUNT          GROWTH OPPORTUNITIES        SUBACCOUNT
                                           (CLASS I)                (CLASS I)               SUBACCOUNT              (CLASS I)
                                     --------------------   -------------------------  --------------------  -----------------------
                                       2007 (a)    2006         2007 (a)    2006         2007 (a)    2006       2007 (a)    2006
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (1,707) $ (3,464)      $   (273) $  (703)       $   (114) $  (378)    $    (647) $ (1,975)
   Net realized gains (losses)          114,061    24,788         10,869      445           2,392    1,458        18,520       736
   Change in unrealized gains
      (losses) on investments           (92,628)   42,737         (8,546)   4,642          (1,206)     928       (13,884)    3,337
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 19,726    64,061          2,050    4,384           1,072    2,008         3,989     2,098
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --    10,114             --       --              --       --           326        --
   Transfers from other funding
      options                             2,400    15,801             --       --              --       --           695     3,616
   Contract charges                          --       (35)            --       (8)             --       --            --       (39)
   Contract surrenders                  (53,521)  (24,139)            --     (132)        (21,475)  (3,253)       (6,224)   (3,455)
   Transfers to other funding
      options                          (437,064)  (12,442)       (49,354)      --              --       --      (107,314)   (5,129)
   Other receipts (payments)                (18)       --             (2)      --              (1)      --            --        --
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (488,203)  (10,701)       (49,356)    (140)        (21,476)  (3,253)     (112,517)   (5,007)
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
      Net increase (decrease)
         in net assets                 (468,477)   53,360        (47,306)   4,244         (20,404)  (1,245)     (108,528)   (2,909)
NET ASSETS:
   Beginning of period                  468,477   415,117         47,306   43,062          20,404   21,649       108,528   111,437
                                      ---------  --------       --------  -------        --------  -------     ---------  --------
   End of period                      $      --  $468,477       $     --  $47,306        $     --  $20,404     $      --  $108,528
                                      =========  ========       ========  =======        ========  =======     =========  ========

   The accompanying notes are an integral part of these financial statements.

                                           LMPVPII                 LMPVET                   LMPVIT
                                      AGGRESSIVE GROWTH      CAPITAL AND INCOME        ADJUSTABLE RATE
                                          SUBACCOUNT             SUBACCOUNT                INCOME
                                          (CLASS I)              (CLASS II)              SUBACCOUNT
                                     -------------------  -----------------------  -----------------------
                                      2007 (a)    2006       2007         2006         2007        2006
                                     ---------  --------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (1,567) $ (5,263) $  (23,338) $   (29,756) $   24,479  $    26,807
   Net realized gains (losses)          58,586     9,559     441,811      245,301        (264)       5,371
   Change in unrealized gains
      (losses) on investments          (49,662)   16,559    (329,291)      47,985     (30,512)       2,983
                                     ---------  --------  ----------  -----------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 7,357    20,855      89,182      263,530      (6,297)      35,161
                                     ---------  --------  ----------  -----------  ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 218    12,026      18,615        5,075          --       63,925
   Transfers from other funding
      options                              836     5,413      15,000       15,000      30,814       90,048
   Contract charges                         --       (38)       (280)        (342)       (151)        (162)
   Contract surrenders                  (8,244)  (24,707)   (408,135)  (1,106,115)   (397,012)  (1,072,892)
   Transfers to other funding
      options                         (234,908)  (19,727)    (29,856)    (329,632)    (22,297)     (39,215)
   Other receipts (payments)                (7)   (4,618)   (187,494)     (49,506)       (375)          --
                                     ---------  --------  ----------  -----------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (242,105)  (31,651)   (592,150)  (1,465,520)   (389,021)    (958,296)
                                     ---------  --------  ----------  -----------  ----------  -----------
      Net increase (decrease)
         in net assets                (234,748)  (10,796)   (502,968)  (1,201,990)   (395,318)    (923,135)
NET ASSETS:
   Beginning of period                 234,748   245,544   2,678,560    3,880,550   1,468,010    2,391,145
                                     ---------  --------  ----------  -----------  ----------  -----------
   End of period                     $      --  $234,748  $2,175,592  $ 2,678,560  $1,072,692  $ 1,468,010
                                     =========  ========  ==========  ===========  ==========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVIT                                                           LORD ABBETT
                                     DIVERSIFIED STRATEGIC         LMPVIT                LMPVIT            GROWTH AND INCOME
                                             INCOME             HIGH INCOME           MONEY MARKET            SUBACCOUNT
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             (CLASS VC)
                                     ---------------------  --------------------  --------------------  -----------------------
                                        2007       2006        2007       2006       2007       2006      2007 (a)      2006
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   9,595  $  13,164   $  25,769  $  20,406  $   9,164  $  12,551  $   (14,845) $  (17,831)
   Net realized gains (losses)          (1,318)      (306)     (2,247)    (4,921)        --         --      309,921      89,088
   Change in unrealized gains
      (losses) on investments           (8,502)    (2,417)    (31,486)    22,912         --         --     (215,508)    210,590
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (225)    10,441      (7,964)    38,397      9,164     12,551       79,568     281,847
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --         --          --        250         --         --       30,230      40,718
   Transfers from other funding
      options                            5,031      9,041      90,352      1,846    146,129    860,709       55,664      86,351
   Contract charges                        (10)       (13)         (5)       (10)        --        (26)          --        (119)
   Contract surrenders                 (25,686)    (4,336)    (68,830)   (95,921)   (64,108)  (501,374)     (95,984)   (144,656)
   Transfers to other funding
      options                           (8,439)    (2,332)    (37,083)  (102,857)  (441,317)  (246,368)  (2,234,304)    (45,389)
   Other receipts (payments)                --         --         147        297         --    (10,081)         156     (10,923)
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (29,104)     2,360     (15,419)  (196,395)  (359,296)   102,860   (2,244,238)    (74,018)
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
      Net increase (decrease)
         in net assets                 (29,329)    12,801     (23,383)  (157,998)  (350,132)   115,411   (2,164,670)    207,829
NET ASSETS:
   Beginning of period                 336,218    323,417     393,027    551,025    598,360    482,949    2,164,670   1,956,841
                                     ---------  ---------   ---------  ---------  ---------  ---------  -----------  ----------
   End of period                     $ 306,889  $ 336,218   $ 369,644  $ 393,027  $ 248,228  $ 598,360  $        --  $2,164,670
                                     =========  =========   =========  =========  =========  =========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                 MIST BATTERYMARCH
                                     LORD ABBETT MID-CAP VALUE     MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                            SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                            (CLASS VC)               (CLASS A)                (CLASS A)
                                     -------------------------  -------------------   -------------------------
                                        2007 (a)      2006         2007    2006 (f)         2007      2006
                                      -----------  ----------    --------  --------       --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (9,283) $  (26,690)   $ (4,134) $ (3,190)      $ 13,061  $ (2,950)
   Net realized gains (losses)            246,213     148,649      33,067      (964)         1,582       481
   Change in unrealized gains
      (losses) on investments            (104,337)     18,688     (17,582)   (6,366)       (20,348)   13,211
                                      -----------  ----------    --------  --------       --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  132,593     140,647      11,351   (10,520)        (5,705)   10,742
                                      -----------  ----------    --------  --------       --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  4,278      48,554          --    32,403          5,685     2,921
   Transfers from other funding
      options                              61,579      81,273       5,098   272,354        304,609   270,351
   Contract charges                            (7)       (110)         (6)       (6)           (38)      (16)
   Contract surrenders                   (259,034)   (286,419)    (34,220)   (5,604)       (97,501)  (43,328)
   Transfers to other funding
      options                          (1,451,756)   (179,668)       (521)  (11,769)       (11,344)  (14,320)
   Other receipts (payments)                   28      (3,894)         --        --        (17,061)       --
                                      -----------  ----------    --------  --------       --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (1,644,912)   (340,264)    (29,649)  287,378        184,350   215,608
                                      -----------  ----------    --------  --------       --------  --------
      Net increase (decrease)
         in net assets                 (1,512,319)   (199,617)    (18,298)  276,858        178,645   226,350
NET ASSETS:
   Beginning of period                  1,512,319   1,711,936     276,858        --        226,350        --
                                      -----------  ----------    --------  --------       --------  --------
   End of period                      $        --  $1,512,319    $258,560  $276,858       $404,995  $226,350
                                      ===========  ==========    ========  ========       ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                               (CLASS E)                      (CLASS A)                     (CLASS A)
                                     -----------------------------  -----------------------------  ---------------------------
                                             2007 (d)   2006             2007 (a)      2006               2007    2006 (f)
                                            ----------  ----           -----------  ----------          --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)             $  (16,989)  $--           $       799  $  (15,221)         $ (2,647) $   (662)
   Net realized gains (losses)                     517    --               134,242         666             5,185    (1,099)
   Change in unrealized gains
      (losses) on investments                   11,376    --               (77,631)     77,631            (6,083)    5,953
                                            ----------   ---           -----------  ----------          --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                        (5,096)   --                57,410      63,076            (3,545)    4,192
                                            ----------   ---           -----------  ----------          --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       9,822    --                29,471          --                --    15,432
   Transfers from other funding
      options                                1,275,007    --                 2,756   1,117,993            96,510    93,894
   Contract charges                                (75)   --                    --         (94)               --        --
   Contract surrenders                         (75,157)   --                (2,948)    (18,571)          (14,643)       --
   Transfers to other funding
      options                                  (30,581)   --            (1,257,710)     (4,759)          (52,013)  (27,304)
   Other receipts (payments)                        --    --                    --      13,376                --        --
                                            ----------   ---           -----------  ----------          --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          1,179,016    --            (1,228,431)  1,107,945            29,854    82,022
                                            ----------   ---           -----------  ----------          --------  --------
      Net increase (decrease)
         in net assets                       1,173,920    --            (1,171,021)  1,171,021            26,309    86,214
NET ASSETS:
   Beginning of period                              --    --             1,171,021          --            86,214        --
                                            ----------   ---           -----------  ----------          --------  --------
   End of period                            $1,173,920   $--           $        --  $1,171,021          $112,523  $ 86,214
                                            ==========   ===           ===========  ==========          ========  ========

                                       MIST HARRIS OAKMARK
                                         INTERNATIONAL
                                          SUBACCOUNT
                                           (CLASS A)
                                     -----------------------
                                         2007      2006 (f)
                                      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (13,937) $  (14,590)
   Net realized gains (losses)           130,378       4,071
   Change in unrealized gains
      (losses) on investments           (151,406)    118,165
                                      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (34,965)    107,646
                                      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                20,182         560
   Transfers from other funding
      options                            381,501   1,290,718
   Contract charges                          (35)        (45)
   Contract surrenders                  (267,028)    (19,386)
   Transfers to other funding
      options                           (300,071)   (178,547)
   Other receipts (payments)                  --          --
                                      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (165,451)  1,093,300
                                      ----------  ----------
      Net increase (decrease)
         in net assets                  (200,416)  1,200,946
NET ASSETS:
   Beginning of period                 1,200,946          --
                                      ----------  ----------
   End of period                      $1,000,530  $1,200,946
                                      ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                MIST LEGG MASON PARTNERS
                                       MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                          SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                           (CLASS A)            (CLASS B)               (CLASS A)
                                     --------------------  -------------------  ------------------------
                                        2007     2006 (f)     2007 (b)  2006         2007     2006 (f)
                                     ----------  --------     --------  ----       --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (16,439) $(11,365)    $   (519)  $--       $    647  $ (2,858)
   Net realized gains (losses)          175,613    (7,004)      (2,004)   --         18,076     1,112
   Change in unrealized gains
      (losses) on investments            76,947    44,009       (4,191)   --        (12,891)   15,391
                                     ----------  --------     --------   ---       --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                236,121    25,640       (6,714)   --          5,832    13,645
                                     ----------  --------     --------   ---       --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                7,550   131,707           --    --             --       152
   Transfers from other funding
      options                            96,628   930,301       66,520    --         46,734   242,707
   Contract charges                         (88)      (90)          (7)   --            (25)      (44)
   Contract surrenders                 (199,313)  107,473)      (2,195)   --        (51,345)   (9,635)
   Transfers to other funding
      options                           (66,104)  (50,388)     (21,711)   --        (63,625)  (23,190)
   Other receipts (payments)                 --        --           --    --             --    (7,500)
                                     ----------  --------     --------   ---       --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (161,327)  904,057       42,607    --        (68,261)  202,490
                                     ----------  --------     --------   ---       --------  --------
      Net increase (decrease)
         in net assets                   74,794   929,697       35,893    --        (62,429)  216,135
NET ASSETS:
   Beginning of period                  929,697        --           --    --        216,135        --
                                     ----------  --------     --------   ---       --------  --------
   End of period                     $1,004,491  $929,697     $ 35,893   $--       $153,706  $216,135
                                     ==========  ========     ========   ===       ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                        MIST LORD ABBETT         MIST LORD ABBETT      MIST LORD ABBETT      MIST MET/AIM
                                         BOND DEBENTURE          GROWTH AND INCOME       MID-CAP VALUE   CAPITAL APPRECIATION
                                           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                            (CLASS A)                (CLASS B)             (CLASS B)           (CLASS A)
                                     -----------------------  ----------------------  -----------------  --------------------
                                        2007       2006 (f)      2007      2006 (f)    2007 (d)    2006    2007     2006 (f)
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   40,308  $  (18,376)  $  (44,818) $  (25,678) $  (18,684)   $--  $ (4,098)  $ (2,321)
   Net realized gains (losses)           21,799      (1,224)     132,208         749      (4,415)    --      (712)    25,825
   Change in unrealized gains
      (losses) on investments           (14,614)     67,470      (80,475)    168,590    (116,845)    --    24,952    (25,922)
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 47,493      47,870        6,915     143,661    (139,944)    --    20,142     (2,418)
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --          --       41,962      33,341      27,614     --        --         --
   Transfers from other funding
      options                            27,143   1,532,191    2,255,244   2,091,313   1,491,840     --       256    217,030
   Contract charges                         (66)        (68)        (250)       (211)        (76)    --        (9)        (8)
   Contract surrenders                 (319,740)   (333,554)    (464,540)    (74,707)    (85,241)    --      (477)      (631)
   Transfers to other funding
      options                           (32,373)    (20,018)    (262,083)    (88,098)   (115,520)    --   (26,868)        --
   Other receipts (payments)                131     (17,501)     (10,220)     13,210          --     --    (4,994)        --
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (324,905)  1,161,050    1,560,113   1,974,848   1,318,617     --   (32,092)   216,391
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
      Net increase (decrease)
         in net assets                 (277,412)  1,208,920    1,567,028   2,118,509   1,178,673     --   (11,950)   213,973
NET ASSETS:
   Beginning of period                1,208,920          --    2,118,509          --          --     --   213,973         --
                                     ----------  ----------   ----------  ----------  ----------    ---  --------   --------
   End of period                     $  931,508  $1,208,920   $3,685,537  $2,118,509  $1,178,673    $--  $202,023   $213,973
                                     ==========  ==========   ==========  ==========  ==========    ===  ========   ========

   The accompanying notes are an integral part of these financial statements.

                                       MIST MET/AIM     MIST MFS EMERGING         MIST MFS
                                     SMALL CAP GROWTH    MARKETS EQUITY    RESEARCH INTERNATIONAL
                                         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                         (CLASS A)          (CLASS A)             (CLASS B)
                                     -----------------  -----------------  ----------------------
                                       2007   2006 (f)    2007 (d)  2006       2007 (d)  2006
                                     -------  --------    --------  ----       --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,022) $  (731)    $   (739) $--        $ (1,121) $--
   Net realized gains (losses)         1,382   (2,222)       1,199   --            (870)  --
   Change in unrealized gains
      (losses) on investments          2,826      117       10,770   --           3,104   --
                                     -------  -------     --------  ---        --------  ---
      Net increase (decrease)
         in net assets resulting
         from operations               3,186   (2,836)      11,230   --           1,113   --
                                     -------  -------     --------  ---        --------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                --    3,896           --   --              --   --
   Transfers from other funding
      options                         10,132   66,100       55,569   --         136,456   --
   Contract charges                       --       --           (5)  --              (4)  --
   Contract surrenders                  (455)    (229)     (13,162)  --         (21,305)  --
   Transfers to other funding
      options                         (7,033)  25,673)      (2,304)  --             (79)  --
   Other receipts (payments)              --       --           --   --              --   --
                                     -------  -------     --------  ---        --------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    2,644   44,094       40,098   --         115,068   --
                                     -------  -------     --------  ---        --------  ---
      Net increase (decrease)
         in net assets                 5,830   41,258       51,328   --         116,181   --
NET ASSETS:
   Beginning of period                41,258       --           --   --              --   --
                                     -------  -------     --------  ---        --------  ---
   End of period                     $47,088  $41,258     $ 51,328  $--        $116,181  $--
                                     =======  =======     ========  ===        ========  ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                           MIST NEUBERGER BERMAN  MIST PIMCO INFLATION
                                        MIST MFS VALUE          REAL ESTATE          PROTECTED BOND       MIST PIONEER FUND
                                          SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)             (CLASS A)             (CLASS A)              (CLASS A)
                                     -------------------  ----------------------  --------------------  --------------------
                                       2007     2006 (f)     2007      2006 (e)      2007 (d)   2006       2007     2006 (f)
                                     -------   ---------  ----------  ----------    ----------  ---     ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (8,180) $  (4,864) $   (5,807) $  (13,873)   $  (15,512) $--     $  (4,432) $  (6,804)
   Net realized gains (losses)         14,634     44,096     132,366      16,464          (249)  --        19,728     10,494
   Change in unrealized gains
      (losses) on investments           5,702     16,239    (239,043)    194,949        82,701   --         2,732     38,054
                                     --------  ---------  ----------  ----------    ----------  ---     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations               12,156     55,471    (112,484)    197,540        66,940   --        18,028     41,744
                                     --------  ---------  ----------  ----------    ----------  ---     ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --     10,267       5,685       1,121            --   --            --         --
   Transfers from other funding
      options                         174,627    738,535     132,765   1,012,550     1,284,896   --         8,824    539,262
   Contract charges                       (16)       (16)        (64)        (97)         (109)  --           (23)       (17)
   Contract surrenders                (75,510)  (446,194)   (374,932)    (13,741)      (62,785)  --      (113,326)    (2,924)
   Transfers to other funding
      options                         (57,211)   (27,766)   (213,640)   (112,877)      (39,262)  --       (10,787)  (118,815)
   Other receipts (payments)               --         --          66      (2,679)           --   --         5,152         --
                                     --------  ---------  ----------  ----------    ----------  ---     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    41,890    274,826    (450,120)    884,277     1,182,740   --      (110,160)   417,506
                                     --------  ---------  ----------  ----------    ----------  ---     ---------  ---------
      Net increase (decrease)
         in net assets                 54,046    330,297    (562,604)  1,081,817     1,249,680   --       (92,132)   459,250
NET ASSETS:
   Beginning of period                330,297         --   1,081,817          --            --   --       459,250         --
                                     --------  ---------  ----------  ----------    ----------  ---     ---------  ---------
   End of period                     $384,343  $ 330,297  $  519,213  $1,081,817    $1,249,680  $--     $ 367,118  $ 459,250
                                     ========  =========  ==========  ==========    ==========  ===     =========  =========

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME  MIST THIRD AVENUE SMALL CAP VALUE
                                             SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                                              (CLASS A)                    (CLASS A)                        (CLASS B)
                                     --------------------------  -----------------------------  ---------------------------------
                                          2007 (a)  2006 (f)            2007      2006 (f)               2007      2006 (e)
                                          --------  --------         ----------  ----------           ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $    (80) $  (297)         $  (13,912) $   36,153           $  (19,622) $  (12,502)
   Net realized gains (losses)               4,949      416               3,649       5,663               79,140      (3,183)
   Change in unrealized gains
      (losses) on investments               (2,053)   2,053              56,981      (4,020)            (167,289)     43,838
                                          --------  -------          ----------  ----------           ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     2,816    2,172              46,718      37,796             (107,771)     28,153
                                          --------  -------          ----------  ----------           ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      --       --               1,206      11,723               20,011      16,221
   Transfers from other funding
      options                                   10   28,015             213,897   1,251,031              795,710   1,424,608
   Contract charges                             --      (10)                (68)        (57)                (117)        (31)
   Contract surrenders                          --   (2,532)           (189,635)   (142,073)            (413,230)    (57,581)
   Transfers to other funding
      options                              (30,432)     (37)            (88,628)    (48,541)            (202,368)    (32,573)
   Other receipts (payments)                    (2)      --             (16,674)         --               (8,411)     (4,260)
                                          --------  -------          ----------  ----------           ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (30,424)  25,436             (79,902)  1,072,083              191,595   1,346,384
                                          --------  -------          ----------  ----------           ----------  ----------
      Net increase (decrease)
         in net assets                     (27,608)  27,608             (33,184)  1,109,879               83,824   1,374,537
NET ASSETS:
   Beginning of period                      27,608       --           1,109,879          --            1,374,537          --
                                          --------  -------          ----------  ----------           ----------  ----------
   End of period                          $     --  $27,608          $1,076,695  $1,109,879           $1,458,361  $1,374,537
                                          ========  =======          ==========  ==========           ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     MSF BLACKROCK AGGRESSIVE GROWTH  MSF BLACKROCK BOND INCOME  MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                                (CLASS D)                     (CLASS A)                  (CLASS E)
                                     -------------------------------  -------------------------  -------------------------
                                             2007     2006 (f)             2007     2006 (f)          2007     2006 (f)
                                           --------   --------           --------   --------        --------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $ (3,230)  $ (1,834)          $  3,727   $ (3,913)       $  3,899   $ (4,305)
   Net realized gains (losses)                4,903       (734)             3,292        507           1,719      1,106
   Change in unrealized gains
      (losses) on investments                26,106        (68)             2,844     13,331           7,562     14,887
                                           --------   --------           --------   --------        --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                     27,779     (2,636)             9,863      9,925          13,180     11,688
                                           --------   --------           --------   --------        --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       --      1,000              7,500         --              --         --
   Transfers from other funding
      options                                58,400    164,647             30,987    312,003          30,457    343,261
   Contract charges                             (19)       (13)              (112)      (131)            (24)       (32)
   Contract surrenders                      (34,768)   (18,197)           (73,262)   (14,076)        (16,075)   (14,250)
   Transfers to other funding
      options                                (2,080)      (441)            (1,266)   (25,744)           (466)   (21,998)
   Other receipts (payments)                     --         --            (16,459)        --             717         --
                                           --------   --------           --------   --------        --------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          21,533    146,996            (52,612)   272,052          14,609    306,981
                                           --------   --------           --------   --------        --------   --------
      Net increase (decrease)
         in net assets                       49,312    144,360            (42,749)   281,977          27,789    318,669
NET ASSETS:
   Beginning of period                      144,360         --            281,977         --         318,669         --
                                           --------   --------           --------   --------        --------   --------
   End of period                           $193,672   $144,360           $239,228   $281,977        $346,458   $318,669
                                           ========   ========           ========   ========        ========   ========

                                     MSF BLACKROCK MONEY MARKET
                                             SUBACCOUNT
                                              (CLASS A)
                                     --------------------------
                                          2007       2006 (f)
                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    30,165  $    25,395
   Net realized gains (losses)                 --           --
   Change in unrealized gains
      (losses) on investments                  --           --
                                      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   30,165       25,395
                                      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    228       20,280
   Transfers from other funding
      options                           1,886,852    1,961,211
   Contract charges                          (214)        (173)
   Contract surrenders                 (1,207,913)  (1,257,429)
   Transfers to other funding
      options                            (370,163)     (77,718)
   Other receipts (payments)                   --           --
                                      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       308,790      646,171
                                      -----------  -----------
      Net increase (decrease)
         in net assets                    338,955      671,566
NET ASSETS:
   Beginning of period                    671,566           --
                                      -----------  -----------
   End of period                      $ 1,010,521  $   671,566
                                      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN
                                          U.S. EQUITY       MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)           (CLASS A)              (CLASS D)
                                     --------------------  ------------------  ----------------------
                                        2007    2006 (f)     2007    2006 (f)     2007      2006 (f)
                                     ---------  --------   --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (1,791) $ (1,796)  $ (4,415) $ (2,954) $  (12,169) $  (14,849)
   Net realized gains (losses)          12,900        18     18,664        (8)     99,030      (1,041)
   Change in unrealized gains
      (losses) on investments           (8,011)    5,534     (8,997)   15,300     (60,956)     41,192
                                     ---------  --------   --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 3,098     3,756      5,252    12,338      25,905      25,302
                                     ---------  --------   --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --        114    82,271       7,500      15,648
   Transfers from other funding
      options                               --   144,484        679   164,012      11,537   1,123,057
   Contract charges                         (5)       (5)       (22)      (29)        (88)       (106)
   Contract surrenders                 (67,469)   (1,048)   (27,601)     (788)   (280,825)    (33,449)
   Transfers to other funding
      options                               --        --     (4,345)       (6)    (63,967)     (2,743)
   Other receipts (payments)                --        --         --        --       5,173     (10,494)
                                     ---------  --------   --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (67,474)  143,431    (31,175)  245,460    (320,670)  1,091,913
                                     ---------  --------   --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 (64,376)  147,187    (25,923)  257,798    (294,765)  1,117,215
NET ASSETS:
   Beginning of period                 147,187        --    257,798        --   1,117,215          --
                                     ---------  --------   --------  --------  ----------  ----------
   End of period                     $  82,811  $147,187   $231,875  $257,798  $  822,450  $1,117,215
                                     =========  ========   ========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                          MSF METLIFE             MSF METLIFE
                                     AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION
                                          SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)               (CLASS B)
                                     ---------------------  -----------------------
                                         2007   2006 (f)         2007   2006 (f)
                                       -------  --------       -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (423) $   (516)      $  (696) $  (416)
   Net realized gains (losses)             142     1,619           453       93
   Change in unrealized gains
      (losses) on investments              544     1,388         1,756    2,335
                                       -------  --------       -------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   263     2,491         1,513    2,012
                                       -------  --------       -------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --            --   20,655
   Transfers from other funding
      options                               95    42,089            --   21,805
   Contract charges                         --        --            (6)      (3)
   Contract surrenders                      --        --        (4,560)  (2,326)
   Transfers to other funding
      options                             (527)  (23,414)           --       --
   Other receipts (payments)                --        --            --       --
                                       -------  --------       -------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (432)   18,675        (4,566)  40,131
                                       -------  --------       -------  -------
      Net increase (decrease)
         in net assets                    (169)   21,166        (3,053)  42,143
NET ASSETS:
   Beginning of period                  21,166        --        42,143       --
                                       -------  --------       -------  -------
   End of period                       $20,997  $ 21,166       $39,090  $42,143
                                       =======  ========       =======  =======

                                                                        MSF METLIFE
                                     MSF METLIFE CONSERVATIVE TO    MODERATE ALLOCATION
                                         MODERATE ALLOCATION            SUBACCOUNT
                                        SUBACCOUNT (CLASS B)             (CLASS B)
                                     ---------------------------  ---------------------
                                          2007    2006 (f)           2007     2006 (f)
                                        --------  --------        ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (5,812) $ (3,173)       $ (20,313) $  (15,073)
   Net realized gains (losses)             3,465       120           35,825      (7,653)
   Change in unrealized gains
      (losses) on investments             11,482    13,462            4,592      57,598
                                        --------  --------        ---------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   9,135    10,409           20,104      34,872
                                        --------  --------        ---------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --     7,793            7,500          --
   Transfers from other funding
      options                            114,648   228,045           10,000   1,238,425
   Contract charges                          (65)      (43)             (70)        (98)
   Contract surrenders                   (31,055)   (5,118)        (183,327)   (315,032)
   Transfers to other funding
      options                                (97)       (9)        (160,263)         --
   Other receipts (payments)                  --        --               --          --
                                        --------  --------        ---------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       83,431   230,668         (326,160)    923,295
                                        --------  --------        ---------  ----------
      Net increase (decrease)
         in net assets                    92,566   241,077         (306,056)    958,167
NET ASSETS:
   Beginning of period                   241,077        --          958,167          --
                                        --------  --------        ---------  ----------
   End of period                        $333,643  $241,077        $ 652,111  $  958,167
                                        ========  ========        =========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF METLIFE MODERATE TO
                                      AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN    MSF MFS TOTAL RETURN
                                           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            (CLASS B)               (CLASS B)             (CLASS F)
                                     -----------------------  --------------------  -----------------------
                                         2007     2006 (f)       2007    2006 (f)      2007      2006 (e)
                                      ---------  ---------     --------  --------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (13,551) $ (10,137)    $    278  $ (1,795)  $   (1,308) $  (37,196)
   Net realized gains (losses)           47,465     (7,981)       7,145     1,770      119,658      10,330
   Change in unrealized gains
      (losses) on investments            (7,936)    53,194       (4,946)    8,936      (65,163)    193,898
                                      ---------  ---------     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 25,978     35,076        2,477     8,911       53,187     167,032
                                      ---------  ---------     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,980    103,473           --        --       23,652      64,000
   Transfers from other funding
      options                               152    851,530        5,029   143,586       78,952   2,897,015
   Contract charges                         (60)       (17)         (12)      (16)        (474)       (484)
   Contract surrenders                 (228,382)  (204,453)     (49,923)  (30,435)    (439,601)   (356,252)
   Transfers to other funding
      options                          (135,779)        --       (6,612)     (606)     (40,872)   (114,283)
   Other receipts (payments)                 --         --           --        --          (60)    (24,768)
                                      ---------  ---------     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (362,089)   750,533      (51,518)  112,529     (378,403)  2,465,228
                                      ---------  ---------     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                 (336,111)   785,609      (49,041)  121,440     (325,216)  2,632,260
NET ASSETS:
   Beginning of period                  785,609         --      121,440        --    2,632,260          --
                                      ---------  ---------     --------  --------   ----------  ----------
   End of period                      $ 449,498  $ 785,609     $ 72,399  $121,440   $2,307,044  $2,632,260
                                      =========  =========     ========  ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                                     MSF T. ROWE PRICE
                                     MSF OPPENHEIMER GLOBAL EQUITY   LARGE CAP GROWTH
                                              SUBACCOUNT                SUBACCOUNT
                                               (CLASS B)                (CLASS B)
                                     -----------------------------  ------------------
                                           2007      2006 (e)         2007    2006 (e)
                                        ----------  ----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (35,139) $  (43,058)     $ (1,693)  $(1,092)
   Net realized gains (losses)             171,845     (17,243)        2,577        10
   Change in unrealized gains
      (losses) on investments               30,161     209,430         5,094     6,764
                                        ----------  ----------      --------   -------
      Net increase (decrease)
         in net assets resulting
         from operations                   166,867     149,129         5,978     5,682
                                        ----------  ----------      --------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  68,198      41,825            --        --
   Transfers from other funding
      options                              208,690   3,571,159         6,623    83,022
   Contract charges                           (341)       (443)           (7)       (7)
   Contract surrenders                    (611,753)   (171,087)         (344)     (139)
   Transfers to other funding
      options                             (431,901)   (285,840)      (13,152)       --
   Other receipts (payments)                 5,190      15,673            --        --
                                        ----------  ----------      --------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (761,917)  3,171,287        (6,880)   82,876
                                        ----------  ----------      --------   -------
      Net increase (decrease)
         in net assets                    (595,050)  3,320,416          (902)   88,558
NET ASSETS:
   Beginning of period                   3,320,416          --        88,558        --
                                        ----------  ----------      --------   -------
   End of period                        $2,725,366  $3,320,416      $ 87,656   $88,558
                                        ==========  ==========      ========   =======

                                     MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                            HIGH YIELD BOND               U.S. GOVERNMENT
                                              SUBACCOUNT                    SUBACCOUNT
                                               (CLASS A)                     (CLASS A)
                                     ----------------------------  ----------------------------
                                         2007 (a)  2006 (f)              2007     2006 (f)
                                        ---------  --------           ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  27,253  $ (4,568)          $   8,348  $  (5,667)
   Net realized gains (losses)              6,493       280               4,090      8,735
   Change in unrealized gains
      (losses) on investments             (22,904)   22,904              (6,746)    14,761
                                        ---------  --------           ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                   10,842    18,616               5,692     17,829
                                        ---------  --------           ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  1,426     1,733                  --     15,407
   Transfers from other funding
      options                               3,475   345,350             326,472    614,007
   Contract charges                            --       (29)                (40)       (57)
   Contract surrenders                    (73,152)  (10,238)           (400,298)   (18,139)
   Transfers to other funding
      options                            (276,795)  (21,228)             (3,265)  (274,781)
   Other receipts (payments)                   --        --                  --         --
                                        ---------  --------           ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (345,046)  315,588             (77,131)   336,437
                                        ---------  --------           ---------  ---------
      Net increase (decrease)
         in net assets                   (334,204)  334,204             (71,439)   354,266
NET ASSETS:
   Beginning of period                    334,204        --             354,266         --
                                        ---------  --------           ---------  ---------
   End of period                        $      --  $334,204           $ 282,827  $ 354,266
                                        =========  ========           =========  =========

   The accompanying notes are an integral part of these financial statements.

                                      PIMCO VIT TOTAL RETURN     PIMCO VIT REAL RETURN    PUTNAM VT INTERNATIONAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
                                      (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)              (CLASS IB)
                                     -----------------------   ------------------------   ------------------------------
                                        2007         2006        2007 (a)       2006            2007 (a)     2006
                                     ----------   ----------   -----------   ----------         --------   -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   95,465   $   91,823   $    11,120   $   35,877         $  1,632   $(1,023)
   Net realized gains (losses)          (20,776)     (16,581)      (78,908)      11,650           31,776     1,408
   Change in unrealized gains
      (losses) on investments           135,009       (8,892)       91,318      (70,003)         (27,511)   14,792
                                     ----------   ----------   -----------   ----------         --------   -------
      Net increase (decrease)
         in net assets resulting
         from operations                209,698       66,350        23,530      (22,476)           5,897    15,177
                                     ----------   ----------   -----------   ----------         --------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  555    1,021,232            --       37,970               --        --
   Transfers from other funding
      options                           435,582      208,109        12,973       46,311               --        --
   Contract charges                        (253)        (280)           --         (160)              --        (5)
   Contract surrenders                 (605,753)    (519,505)      (62,722)    (340,570)          (1,463)   (2,964)
   Transfers to other funding
      options                          (139,959)    (549,311)   (1,230,870)    (205,206)         (78,409)     (433)
   Other receipts (payments)               (379)          --          (255)          --               (8)       --
                                     ----------   ----------   -----------   ----------         --------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (310,207)     160,245    (1,280,874)    (461,655)         (79,880)   (3,402)
                                     ----------   ----------   -----------   ----------         --------   -------
      Net increase (decrease)
         in net assets                 (100,509)     226,595    (1,257,344)    (484,131)         (73,983)   11,775
NET ASSETS:
   Beginning of period                3,550,735    3,324,140     1,257,344    1,741,475           73,983    62,208
                                     ----------   ----------   -----------   ----------         --------   -------
   End of period                     $3,450,226   $3,550,735   $        --   $1,257,344         $     --   $73,983
                                     ==========   ==========   ===========   ==========         ========   =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period December 8, 2006 to December 31, 2006.

(f)  For the period May 1, 2006 to December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT SMALL CAP VALUE  VAN KAMPEN LIT COMSTOCK   VAN KAMPEN LIT STRATEGIC GROWTH
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                             (CLASS IB)               (CLASS II)                     (CLASS I)
                                     -------------------------  -----------------------   -------------------------------
                                        2007 (a)      2006         2007         2006              2007      2006
                                       ---------   ---------    ----------   ----------         -------   -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (427)  $ (11,718)   $   (2,562)  $   (7,813)        $(1,079)  $(1,012)
   Net realized gains (losses)           128,748      91,463        78,692       94,291             262       153
   Change in unrealized gains
      (losses) on investments            (80,207)     26,011       (97,064)      60,411           7,643     1,162
                                       ---------   ---------    ----------   ----------         -------   -------
      Net increase (decrease)
         in net assets resulting
         from operations                  48,114     105,756       (20,934)     146,889           6,826       303
                                       ---------   ---------    ----------   ----------         -------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   962     165,288         6,442       29,626              --        --
   Transfers from other funding
      options                              1,638      11,883        39,020       17,002              --        --
   Contract charges                           (4)        (88)         (120)        (152)             (2)       (2)
   Contract surrenders                   (59,255)   (136,154)     (319,508)    (248,683)             --        --
   Transfers to other funding
      options                           (758,981)    (45,150)     (128,407)    (120,176)             --        --
   Other receipts (payments)                  --      (4,569)      (17,784)      (8,476)             --        --
                                       ---------   ---------    ----------   ----------         -------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (815,640)     (8,790)     (420,357)    (330,859)             (2)       (2)
                                       ---------   ---------    ----------   ----------         -------   -------
      Net increase (decrease)
         in net assets                  (767,526)     96,966      (441,291)    (183,970)          6,824       301
NET ASSETS:
   Beginning of period                   767,526     670,560     1,097,859    1,281,829          47,223    46,922
                                       ---------   ---------    ----------   ----------         -------   -------
   End of period                       $      --   $ 767,526    $  656,568   $1,097,859         $54,047   $47,223
                                       =========   =========    ==========   ==========         =======   =======

   The accompanying notes are an integral part of these financial statements.

            METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
        SEPARATE ACCOUNT 2002 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 ("Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on September 17, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolio ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWSVIT")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Lord Abbett Series Fund, Inc. ("Lord Abbett")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
The Alger American Fund ("Alger American")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class 2)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI International Subaccount (Class B)

DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Stock Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount

LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II) *
Van Kampen LIT Strategic Growth Subaccount (Class I)

*    This Subaccount had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPIV Multiple Discipline Subaccount - Large Cap Growth and Value

LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                              NEW NAME
--------                                              --------
Janus Capital Appreciation Portfolio                  Janus Forty Portfolio
Legg Mason Partners Variable Social Awareness Stock   Legg Mason Partners Variable Social Awareness
   Portfolio                                             Portfolio
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value         Portfolio
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Global Equity Portfolio
   Portfolio - Global All Cap Growth And Value

MERGERS:

OLD NAME                                              NEW NAME
--------                                              --------
Legg Mason Partners Variable All Cap Portfolio        Legg Mason Partners Variable Fundamental Value
                                                         Portfolio
Legg Mason Partners Variable Premier Selections All   Legg Mason Partners Variable Aggressive Growth
   Cap Growth Portfolio                                  Portfolio
Legg Mason Partners Variable II Aggressive Growth     Legg Mason Partners Variable III Aggressive Growth
   Portfolio                                             Portfolio
Legg Mason Partners Variable Growth and Income        Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Appreciation Portfolio
   Portfolio - Large Growth and Value
Legg Mason Partners Variable II Large Cap Growth      Legg Mason Partners Variable III Large Cap Growth
   Portfolio                                             Portfolio
Legg Mason Partners Variable Small Cap Growth         Legg Mason Partners Variable Small Cap Growth
   Opportunities Portfolio                               Portfolio
Western Asset Management High Yield Bond Portfolio    BlackRock High Yield Portfolio
Pioneer Mid-Cap Value Portfolio                       Lazard Mid-Cap Portfolio

SUBSTITUTIONS:

OLD NAME                                         NEW NAME
--------                                         --------
Credit Suisse Trust Emerging Markets Portfolio   MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio   Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid-Cap Value Portfolio       Lord Abbett Mid-Cap Value Portfolio
Putnam VT International Equity Fund              MFS Research International Portfolio
Putnam VT Small Cap Value Fund                   Third Avenue Small Cap Value Portfolio
PIMCO VIT Real Return Portfolio                  PIMCO Inflation Protected Bond Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                    NEW PORTFOLIO
-------------                                    -------------
BlackRock Large-Cap Core Portfolio (Class A)     BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolios, series, or funds, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

     Mortality and Expense Risk              1.55% - 1.85%
     Administrative                          0.15%
     Enhanced Stepped-Up Provision           0.20%
     Guaranteed Minimum Withdrawal Benefit   0.25% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                         -----------------------  -----------------------------
                                                                      MARKET         COST OF        PROCEEDS
                                                             SHARES  VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                            -------  ---------    -------------  --------------
AIM V.I. Utilities Subaccount (Series I) (Cost $30,149)       2,068     49,567         3,315          107,049
Alger American Leveraged All Cap Subaccount
   (Class S) (Cost $55,119)                                   1,900    103,682         4,405           72,425
American Funds Global Growth Subaccount
   (Class 2) (Cost $2,327,921)                              124,791  3,119,777       457,215        1,163,845
American Funds Growth-Income Subaccount
   (Class 2) (Cost $4,895,846)                              119,665  5,057,049       531,224        1,430,594
American Funds Growth Subaccount
   (Class 2) (Cost $4,394,858)                               92,888  6,197,498       848,334        2,014,808
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                 --         --           174           56,769
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $301)                                                   30        424            21                9
Dreyfus MidCap Stock Subaccount
   (Service Shares) (Cost $29,586)                            1,789     27,639        14,288           87,093
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) ($278,906)                               11,403    344,948           924            7,134
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $165,397)                           4,632    207,802         4,358           16,098
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $128,888)                           3,219    104,111        52,719          226,572
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $78,539)                                   6,038     93,655         1,915           16,426
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $202,660)                                 13,402    214,429        69,214          138,550
DWSI Global Opportunities Subaccount
   (Class B) (Cost $54,096)                                   3,758     67,718        19,577           26,746
DWSI Bond Subaccount (Class B) (Cost $2,213)                    320      2,224            96               56
DWSI Capital Growth Subaccount
   (Class B) (Cost $193,006)                                 11,847    240,603         4,863           92,216
DWSI Growth & Income Subaccount
   (Class B) (Cost $60,726)                                   6,933     74,672         6,971           59,389
DWSI Health Care Subaccount
   (Class B) (Cost $314,321)                                 26,704    384,543        27,115           90,485
DWSII Balanced Subaccount
   (Class B) (Cost $18,605)                                     858     21,249         1,211            1,071
DWSI International Subaccount
   (Class B) (Cost $103,525)                                 11,231    168,241         8,724           18,819
DWSII Strategic Income Subaccount
   (Class B) (Cost $201,788)                                 17,282    200,984        16,003           15,866
DWSII Blue Chip Subaccount
   (Class B) (Cost $100,595)                                  7,735    113,010        18,861           28,214
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $298,843)                                 26,821    317,296        23,008          192,026
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $482,462)                                 40,719    480,482        45,074           96,219
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $186,038)                                 16,639    242,425        16,148          117,752
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $605,204)                                 46,507    670,162        26,311          172,347
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $145,254)                                  7,800    156,616        42,148           81,137
DWSII Global Thematic Subaccount
   (Class B) (Cost $39,427)                                   3,323     52,039        12,658            6,333

                                                                                    FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                      -----------------------  -----------------------------
                                                                   MARKET         COST OF        PROCEEDS
                                                          SHARES  VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                         -------  ---------    -------------  --------------
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $66,584)                                5,404     66,743         5,672           27,485
DWSII Growth Allocation Subaccount
   (Class B) (Cost $136,353)                              12,460    158,237        15,495            3,299
DWSII High Income Subaccount
   (Class B) (Cost $189,951)                              23,415    182,870        25,387           58,318
DWSII International Select Equity Subaccount
   (Class B) (Cost $269,657)                              23,169    386,928        46,747           56,229
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $83,373)                                9,115    114,209         2,065            5,691
DWSII Large Cap Value Subaccount
   (Class B) (Cost $69,645)                                4,712     90,476         5,453           23,121
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $599)                                      69        921            --               15
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $576,936)                              52,059    639,286        37,259           17,978
DWSII Money Market Subaccount
   (Class B) (Cost $95,455)                               95,455     95,455         5,223            9,756
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $35,724)                                3,218     47,532         1,670           85,751
DWSII Technology Subaccount
   (Class B) (Cost $636)                                      81        858            33           76,626
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $32,493)                                3,417     41,887         3,133            1,578
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $1,258,522)                    45,862  1,259,373       388,924          952,285
Fidelity VIP Contrafund Subaccount
   (Service Class) (Cost $813,819)                        28,200    783,965       359,925           77,494
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $4,341)                           576      5,173           951           31,012
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $1,506,960)                    48,973  1,744,899       445,448          862,894
FTVIPT Franklin Income Securities Subaccount
   (Class 2) (Cost $1,100,652)                            69,356  1,200,558       119,174           85,197
FTVIPT Franklin Small-Mid Cap Growth Securities
   Subaccount (Class 2) (Cost $222,404)                   11,780    269,888        32,127           27,663
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $1,428,435)                137,386  2,198,172       440,314        1,123,759
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $1,213,072)                            81,887  1,658,216       184,711          331,177
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $2,427)                            312      3,570            60              725
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $55,761)                        12,421     64,340        39,169              748
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $18,596)                           844     32,859           188              698
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $1,872)                             81      2,851            16              109
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $621,501)                              44,196    720,845       261,769          202,262
LMPVET Appreciation Subaccount
   (Class I) (Cost $901,638) (b)                          37,187    980,248       152,569          162,649
LMPVET Appreciation Subaccount
   (Class II) (Cost $54,800) (c)                           1,946     51,403        54,935              134
LMPVET Capital Subaccount (Cost $1,933,857)              134,406  2,118,238       129,867          410,293

                                                                                  FOR THE YEAR ENDED
                                                    AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                    -----------------------  -----------------------------
                                                                  MARKET        COST OF        PROCEEDS
                                                      SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                    ---------  ------------  -------------  --------------
LMPVET Dividend Strategy Subaccount (Cost $81,147)     8,956        93,769        11,463          17,224
LMPVET Equity Index Subaccount
   (Class II) (Cost $1,152,802)                       38,738     1,301,215       102,525         419,401
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $772,534)                          34,829       755,451       484,167         267,355
LMPVET Global Equity Subaccount
   (Cost $1,737,781)                                 114,114     2,033,503       118,968          94,704
LMPVET Investors Subaccount
   (Class I) (Cost $161,824)                          11,764       194,342        17,256          81,811
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $308,182)                          20,790       345,118       109,074          68,167
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $130,202)                           9,719       120,316        35,241          22,343
LMPVET Multiple Discipline Subaccount-Large Cap
   Growth and Value (Cost $0) (d)                         --            --         2,853          64,470
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $342,900)                          24,907       374,354        59,147         271,776
LMPVET Social Awareness Stock Subaccount
   (Cost $37,794)                                      1,554        38,727         6,512             627
LMPVPI All Cap Subaccount
   (Class I) (Cost $0) (a)                                --            --        27,327         496,120
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                --            --         2,033          49,661
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                          --            --            --          21,591
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                --            --         7,396         120,570
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                --            --         6,129         249,249
LMPVET Capital and Income Subaccount
   (Class II) (Cost $2,231,704)                      175,208     2,177,831       421,244         686,542
LMPVIT Adjustable Rate Income Subaccount
   (Cost $1,128,771)                                 112,579     1,072,875       263,423         627,947
LMPVIT Diversified Strategic Income Subaccount
   (Cost $330,079)                                    35,608       306,942        25,865          45,360
LMPVIT High Income Subaccount
   (Cost $416,311)                                    55,428       369,703       128,268         117,900
LMPVIT Money Market Subaccount
   (Cost $248,273)                                   248,273       248,273       162,431         512,627
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                               --            --       117,881       2,377,216
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                               --            --        65,697       1,720,067
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $282,546)                          14,319       258,598        41,948          39,287
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $412,195)                          49,157       405,057       331,380         133,930
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $1,162,743) (c)                   106,063     1,174,119     1,279,479         117,253
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                --            --       142,950       1,294,533
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $112,673)                           8,294       112,543        96,346          68,322
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $1,033,943)                        57,945     1,000,702       500,845         579,031
MIST Janus Forty Subaccount
   (Class A) (Cost $883,689)                          11,987     1,004,645       270,840         281,569

                                                                                  FOR THE YEAR ENDED
                                                    AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                    -----------------------  -----------------------------
                                                                  MARKET        COST OF        PROCEEDS
                                                      SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                    ---------  ------------  -------------  --------------
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $40,089) (c)                        2,967        35,898        66,485          24,392
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $151,230)                           8,959       153,730        64,836         118,173
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $878,815)                          73,766       931,670       207,986         491,106
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $3,597,998)                       128,481     3,686,114     2,362,687         754,146
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $1,295,721) (c)                    60,517     1,178,876     1,514,434         213,199
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $203,026)                          16,727       202,057         1,017          36,639
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $44,154)                            3,169        47,097        11,158           8,912
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $40,566) (c)                        3,570        51,337        55,546          16,179
MIST MFS Research International Subaccount
   (Class B) (Cost $113,097) (c)                       8,115       116,201       136,456          22,489
MIST MFS Value Subaccount
   (Class A) (Cost $362,471)                          25,559       384,412       180,971         140,837
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $563,389)                          36,882       519,295       209,502         593,677
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $1,167,182) (c)                   114,040     1,249,883     1,273,307         105,876
MIST Pioneer Fund Subaccount
   (Class A) (Cost $326,392)                          24,109       367,178        27,793         142,374
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                --            --         4,328          30,634
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $1,023,910)                       107,472     1,076,870       213,022         306,782
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $1,582,046)                        93,023     1,458,595       905,117         649,679
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $167,666)                           6,759       193,703        58,400          40,081
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $223,093)                           2,142       239,269        49,896          98,771
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $324,063)                           3,123       346,513        58,841          40,312
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $1,010,685)                        10,106     1,010,685     1,935,137       1,596,088
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $85,302)                            6,658        82,824         9,761          69,993
MSF FI Large Cap Subaccount
   (Class A) (Cost $225,609)                          15,819       231,913        19,270          37,552
MSF FI Value Leaders Subaccount
   (Class D) (Cost $842,349)                           4,202       822,586       128,873         362,690
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $19,067)                            1,665        21,000           148             963
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $35,004)                            3,516        39,095            27           5,261
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $308,755)               28,942       333,698       114,441          36,357
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $590,048)                          54,535       652,239        18,713         363,692

                                                                              FOR THE YEAR ENDED
                                               AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                               -----------------------  -----------------------------
                                                            MARKET         COST OF        PROCEEDS
                                                  SHARES  VALUE ($)     PURCHASES ($)  FROM SALES ($)
                                                 -------  ---------     -------------  --------------
MSF MetLife Moderate to Aggressive Allocation     36,314    449,571          2,117         376,727
   Subaccount (Class B) (Cost $404,313)
MSF MFS Total Return Subaccount                      473     72,411         10,414          57,851
   (Class B) (Cost $68,420)
MSF MFS Total Return Subaccount                   15,037  2,307,432        234,061         526,876
   (Class F) (Cost $2,178,697)
MSF Oppenheimer Global Equity Subaccount         156,297  2,725,826        377,882       1,123,692
   (Class B) (Cost $2,486,234)
MSF T. Rowe Price Large Cap Growth Subaccount      5,346     87,670          7,648          15,375
   (Class B) (Cost $75,812)
MSF Western Asset Management High Yield Bond          --         --         34,821         350,146
   Subaccount (Class A) (Cost $0) (a)
MSF Western Asset Management U.S. Government      22,648    282,869        340,944         409,720
   Subaccount (Class A) (Cost $274,854)
PIMCO VIT Total Return Subaccount                328,966  3,450,777        553,628         768,198
   (Administrative Class) (Cost $3,409,818)
PIMCO VIT Real Return Subaccount                      --         --         40,411       1,310,301
   (Administrative Class) (Cost $0) (a)
Putnam VT International Equity Subaccount             --         --         11,437          80,403
   (Class IB) (Cost $0) (a)                           --         --         85,036         821,516
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                       47,585    656,677         74,913         477,653
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $619,672)
Van Kampen LIT Strategic Growth Subaccount         1,605     54,056             23           1,101
   (Class I) (Cost $38,319)

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December31, 2007:

                                                         AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
AIM V.I. Utilities Subaccount (Series I)  2007      23  2.121 - 2.160        50         0.73         1.90 - 2.30      17.90 - 18.36
                                          2006      74  1.799 - 1.838       134         3.35         1.70 - 2.30      22.40 - 23.36
                                          2005      90  1.460 - 1.490       133         2.08         1.70 - 2.50      13.97 - 14.88
                                          2004     106  1.281 - 1.297       136         1.71         1.70 - 2.50       0.08 - 21.18
                                          2003      37  1.063 - 1.067        39         2.58         1.90 - 2.50       4.52 - 10.36

Alger American Leveraged AllCap
   Subaccount (Class S)                   2007      52  1.992 - 2.010       104           --         2.10 - 2.30      30.20 - 30.43
                                          2006      90  1.530 - 1.541       137           --         2.10 - 2.30      16.03 - 16.90
                                          2005      91  1.310 - 1.337       120           --         2.10 - 2.30      11.39 - 12.26
                                          2004      95  1.176 - 1.191       112           --         1.70 - 2.50        3.06 - 6.82
                                          2003       3          1.118         3           --                2.50              11.80

American Funds Global Growth
   Subaccount (Class 2)                   2007   1,387  1.757 - 2.299     3,119         2.56         1.70 - 2.50      11.99 - 12.92
                                          2006   1,788  1.561 - 2.036     3,576         0.89         1.70 - 2.50      17.35 - 18.37
                                          2005   1,538  1.323 - 1.720     2,602         0.67         1.70 - 2.60       5.59 - 12.20
                                          2004     705  1.509 - 1.533     1,075         0.28         1.70 - 2.60       7.85 - 15.36
                                          2003      35  1.367 - 1.373        48         0.25         1.80 - 2.40       5.87 - 37.30

American Funds Growth-Income
   Subaccount (Class 2)                   2007   2,959  1.383 - 1.746     5,056         1.43         1.70 - 2.60        2.32 - 3.25
                                          2006   3,562  1.344 - 1.691     5,918         1.55         1.70 - 2.60      12.29 - 13.26
                                          2005   3,529  1.191 - 1.493     5,193         1.52         1.70 - 2.60        3.12 - 7.10
                                          2004   2,237  1.412 - 1.435     3,188         1.89         1.70 - 2.60        5.24 - 8.40
                                          2003     148  1.315 - 1.321       194         2.01         1.80 - 2.40       5.19 - 31.18

American Funds Growth
   Subaccount (Class 2)                   2007   3,133  1.336 - 2.044     6,196         0.73         1.70 - 2.70       9.33 - 10.43
                                          2006   3,929  1.222 - 1.851     7,083         0.75         1.70 - 2.70        7.29 - 8.37
                                          2005   4,231  1.139 - 1.708     7,067         0.80         1.70 - 2.70       6.33 - 14.25
                                          2004   2,390  1.471 - 1.495     3,548         0.32         1.70 - 2.60       6.03 - 13.82
                                          2003     200  1.344 - 1.350       269         0.14         1.80 - 2.40      11.32 - 34.60

Credit Suisse Trust Emerging
   Markets Subaccount (a)                 2007      --  2.721 - 2.786        --           --         1.70 - 2.30        4.49 - 4.74
                                          2006      20  2.604 - 2.660        54         0.47         1.70 - 2.30      29.25 - 30.33
                                          2005      37  2.000 - 2.041        76         0.70         1.70 - 2.50      24.77 - 25.75
                                          2004      38  1.603 - 1.623        62         0.41         1.70 - 2.50       3.91 - 24.56
                                          2003       1          1.315         1           --                2.50              31.50

Credit Suisse Trust Global Small
   Cap Subaccount                         2007      --          1.695        --           --                2.10             (5.94)
                                          2006      --  1.777 - 1.828        --           --         1.70 - 2.50              10.82
                                          2005      22  1.609 - 1.642        35           --         1.70 - 2.50      13.31 - 13.79
                                          2004      25  1.420 - 1.438        35           --         1.70 - 2.50      14.14 - 15.07
                                          2003       1          1.234         1           --                2.50              23.40

Dreyfus MidCap Stock Subaccount
   (Service Shares)                       2007      19  1.462 - 1.489        28         0.36         1.70 - 2.10    (0.75) - (0.33)
                                          2006      73  1.473 - 1.494       108         0.23         1.70 - 2.10        4.99 - 5.88
                                          2005     118  1.383 - 1.411       166           --         1.70 - 2.50        6.04 - 7.06
                                          2004      80  1.301 - 1.318       105         0.33         1.70 - 2.50       7.94 - 11.87
                                          2003       8  1.168 - 1.171         9         0.34         2.10 - 2.50       6.45 - 16.80

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO          LOWEST TO
                                              (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              ------  -------------  ----------  -------------  ----------------  ----------------
Dreyfus Socially Responsible Growth
   Subaccount (Service Shares)          2007    260           1.326      345          0.27                2.10                 5.24
                                        2006    260           1.260      328            --                2.10          6.24 - 6.69
                                        2005    240   1.169 - 1.181      284          0.31         2.10 - 2.50          0.86 - 1.20
                                        2004     94   1.159 - 1.167      110          0.33         2.10 - 2.50          3.30 - 6.48
                                        2003      3           1.122        3            --                2.50                12.20

Dreyfus VIF Appreciation Subaccount
   (Initial Shares)                     2007    135   1.514 - 1.551      208          1.56         1.70 - 2.20          4.78 - 5.30
                                        2006    142   1.445 - 1.473      208          1.11         1.70 - 2.20        13.96 - 14.54
                                        2005     86   1.268 - 1.286      110          0.02         1.70 - 2.20          2.25 - 3.17
                                        2004    127   1.244 - 1.253      159          2.79         1.70 - 2.10          2.81 - 3.30
                                        2003      6   1.210 - 1.213        7          1.81         1.70 - 2.10        10.50 - 21.30
Dreyfus VIF Developing Leaders
   Subaccount (Initial Shares)          2007     78   1.300 - 1.350      104          0.90         1.70 - 2.50    (13.28) - (12.56)
                                        2006    219   1.499 - 1.544      333          0.43         1.70 - 2.50        (0.27) - 1.98
                                        2005    259   1.481 - 1.514      389            --         1.70 - 2.50         3.21 - 10.84
                                        2004    192   1.435 - 1.455      279          0.65         1.70 - 2.50          1.26 - 9.48
                                        2003      3           1.329        4          0.03                1.70                32.90

DWS VIT Equity 500 Index Subaccount
   (Class 2)                            2007     80   1.159 - 1.175       94          1.19         1.70 - 2.30          2.48 - 3.07
                                        2006     91   1.131 - 1.140      104          0.80         1.70 - 2.30        12.54 - 13.21
                                        2005    101   1.005 - 1.007      102            --         1.70 - 2.30          0.50 - 0.70

DWS VIT RREEF Real Estate Securities
   Subaccount (Class B)                 2007    120   1.769 - 1.818      214          0.93         1.70 - 2.30    (18.25) - (17.77)
                                        2006    179   2.164 - 2.211      390            --         1.70 - 2.30         33.81 -34.82
                                        2005    216   1.606 - 1.640      352          2.33         1.70 - 2.50          3.87 - 9.48
                                        2004    190   1.479 - 1.498      283          0.52         1.70 - 2.50        17.97 - 37.21
                                        2003     63   1.160 - 1.165       73            --         1.70 - 2.50         1.13 - 16.98

DWSI Global Opportunities Subaccount
   (Class B)                            2007     30   2.202 - 2.263       68          1.18         1.70 - 2.30          2.13 - 7.10
                                        2006     36   2.083 - 2.113       75          1.16         1.70 - 2.10        18.87 - 19.78
                                        2005     60   1.728 - 1.764      105          0.33         1.70 - 2.50        14.77 - 16.13
                                        2004     20   1.500 - 1.519       30            --         1.70 - 2.50        18.42 - 21.04
                                        2003      4   1.249 - 1.255        5            --         1.70 - 2.50         2.45 - 24.90

DWSI Bond Subaccount (Class B)          2007      2           1.025        2          4.35                2.40                 1.28
                                        2006      2           1.012        2          3.43                2.40                 1.91
                                        2005      2           0.993        2            --                2.40               (0.70)

DWSI Capital Growth
   Subaccount (Class B)                 2007    165   1.431 - 1.477      241          0.26         1.70 - 2.40         9.49 - 10.22
                                        2006    222   1.307 - 1.340      294          0.18         1.70 - 2.40        (0.46) - 6.35
                                        2005    145   1.234 - 1.260      181          0.19         1.70 - 2.50         5.83 - 10.24
                                        2004     45   1.166 - 1.177       53          0.13         1.90 - 2.50          4.86 - 5.56
                                        2003     27   1.112 - 1.115       30            --         1.90 - 2.50         3.91 - 11.20

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
DWSI Growth & Income
   Subaccount (Class B)                   2007      54  1.363 - 1.401       75          0.97         1.70 - 2.30    (1.30) - (0.71)
                                          2006      92  1.381 - 1.411      129          0.62         1.70 - 2.30      10.48 - 11.37
                                          2005     109  1.248 - 1.267      138          0.82         1.70 - 2.50        3.07 - 3.94
                                          2004     146  1.204 - 1.219      177          0.43         1.70 - 2.50        7.12 - 7.97
                                          2003      97  1.124 - 1.129      110            --         1.70 - 2.50       1.71 - 12.40

DWSI Health Care Subaccount (Class B)     2007     260  1.453 - 1.480      384            --         1.70 - 2.10      10.49 - 10.94
                                          2006     317  1.315 - 1.334      421            --         1.70 - 2.10        3.18 - 4.06
                                          2005     277  1.256 - 1.282      355            --         1.70 - 2.50        5.37 - 6.21
                                          2004     122  1.192 - 1.207      146            --         1.70 - 2.50        1.43 - 7.12
                                          2003      29  1.119 - 1.123       32            --         1.90 - 2.50       4.66 - 11.90

DWSII Balanced Subaccount (Class B)       2007      17  1.238 - 1.261       21          2.81         1.70 - 2.10        2.23 - 2.69
                                          2006      17  1.211 - 1.228       21          2.44         1.70 - 2.10        7.18 - 8.00
                                          2005      25  1.114 - 1.137       29          1.71         1.70 - 2.50        1.36 - 2.16
                                          2004      31  1.099 - 1.113       34          1.24         1.70 - 2.50        2.11 - 4.14
                                          2003      28  1.060 - 1.062       29            --         2.10 - 2.50        2.02 - 6.00
DWSI International
   Subaccount (Class B)                   2007      79  2.070 - 2.137      168          2.04         1.70 - 2.40       9.48 - 12.36
                                          2006      84  1.856 - 1.902      159          1.46         1.70 - 2.40      22.37 - 23.27
                                          2005      84  1.511 - 1.543      129          1.47         1.70 - 2.50      12.85 - 14.25
                                          2004      65  1.339 - 1.356       88          0.86         1.70 - 2.50      13.38 - 14.33
                                          2003      32  1.181 - 1.186       38            --         1.70 - 2.50       2.95 - 18.10

DWSII Strategic Income
   Subaccount (Class B)                   2007     175  1.131 - 1.162      201          5.75         1.70 - 2.30        2.72 - 3.29
                                          2006     182  1.101 - 1.125      203          5.01         1.70 - 2.30        6.01 - 6.94
                                          2005     212  1.033 - 1.052      221          8.58         1.70 - 2.40      (0.95) - 0.19
                                          2004     193  1.037 - 1.050      202            --         1.70 - 2.50        5.60 - 6.49
                                          2003     112  0.982 - 0.986      110            --         1.70 - 2.50      (1.80) - 3.36

DWSII Blue Chip
   Subaccount (Class B)                   2007      70  1.584 - 1.628      113          0.73         1.70 - 2.30        0.76 - 1.37
                                          2006      85  1.572 - 1.606      134          0.50         1.70 - 2.30      12.38 - 13.26
                                          2005     127  1.389 - 1.418      179          0.58         1.70 - 2.50        7.01 - 7.83
                                          2004     101  1.298 - 1.315      132          0.21         1.70 - 2.50       8.50 - 13.66
                                          2003      28  1.152 - 1.157       32            --         1.70 - 2.50       5.58 - 15.20

DWSII Conservative Allocation
   Subaccount (Class B)                   2007     268  1.173 - 1.197      317          2.58         1.70 - 2.30        2.36 - 2.92
                                          2006     425  1.146 - 1.163      490          0.87         1.70 - 2.30        6.31 - 6.99
                                          2005     157  1.078 - 1.087      170            --         1.70 - 2.30        2.08 - 2.64
                                          2004       1          1.059        1            --                1.70               5.90

DWSII Core Fixed Income
   Subaccount (Class B)                   2007     461  1.024 - 1.057      480          4.11         1.70 - 2.40        1.29 - 2.03
                                          2006     521  1.011 - 1.036      534          3.63         1.70 - 2.40        1.31 - 2.17
                                          2005     841  0.994 - 1.014      848          2.52         1.70 - 2.50      (1.09) - 0.10
                                          2004     497  1.000 - 1.013      501          2.56         1.70 - 2.50        1.52 - 3.72
                                          2003     235  0.985 - 0.990      233            --         1.70 - 2.50      (1.50) - 2.38

                                                          AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
DWSII Davis Venture Value
   Subaccount (Class B)                   2007    156   1.521 - 1.570      242          0.37         1.70 - 2.40        1.67 - 2.41
                                          2006    222   1.496 - 1.533      337          0.29         1.70 - 2.40      11.60 - 12.39
                                          2005    269   1.336 - 1.364      364          0.40         1.70 - 2.50        5.93 - 7.40
                                          2004    223   1.254 - 1.270      282          0.02         1.70 - 2.50        6.16 - 9.48
                                          2003     13   1.154 - 1.160       15            --         1.70 - 2.50        9.56 -15.40

DWSII Dreman High Return Equity
   Subaccount (Class B)                   2007    439   1.495 - 1.536      670          1.11         1.70 - 2.30    (4.41) - (3.88)
                                          2006    529   1.564 - 1.598      840          1.53         1.70 - 2.30      15.59 - 16.22
                                          2005    727   1.347 - 1.375      995          1.17         1.70 - 2.50        4.91 - 9.24
                                          2004    313   1.284 - 1.301      406          0.92         1.70 - 2.50      10.65 - 12.66
                                          2003    122   1.159 - 1.164      142            --         1.70 - 2.50      12.49 - 16.75

DWSII Dreman Small Mid Cap Value
   Subaccount (Class B)                   2007     77   1.988 - 2.053      157          0.64         1.70 - 2.40        0.20 - 0.93
                                          2006    109   1.984 - 2.034      220          0.44         1.70 - 2.40      21.51 - 22.53
                                          2005    172   1.627 - 1.660      283          0.38         1.70 - 2.50        6.74 - 7.93
                                          2004    144   1.519 - 1.538      220          0.36         1.70 - 2.50      15.28 - 23.43
                                          2003     27   1.241 - 1.246       34            --         1.70 - 2.50       1.71 - 24.10

DWSII Global Thematic
   Subaccount (Class B)                   2007     25   2.065 - 2.084       52          0.26         2.10 - 2.30        3.41 - 3.63
                                          2006     25   1.997 - 2.025       51          0.19         1.90 - 2.30      26.40 - 27.20
                                          2005     32   1.568 - 1.592       50            --         2.10 - 2.50      19.51 - 20.24
                                          2004     42   1.312 - 1.324       55          0.50         1.90 - 2.50       7.17 - 11.96
                                          2003     18   1.177 - 1.179       22            --         2.10 - 2.50       6.31 - 17.70

DWSII Government & Agency Securities
   Subaccount (Class B)                   2007     63   1.048 - 1.077       67          5.06         1.70 - 2.30        3.05 - 3.66
                                          2006     86   1.017 - 1.039       88          3.48         1.70 - 2.30        1.20 - 2.06
                                          2005     91   0.998 - 1.018       92          3.61         1.70 - 2.50      (0.70) - 0.49
                                          2004     77   1.000 - 1.013       78          2.25         1.70 - 2.50        0.60 - 1.41
                                          2003     80   0.992 - 0.996       80            --         1.90 - 2.50      (0.80) - 1.02

DWSII Growth Allocation
   Subaccount (Class B)                   2007    122           1.296      158          1.89                2.10               3.35
                                          2006    118           1.254      148          0.78                2.10      10.39 - 10.77
                                          2005    140   1.136 - 1.142      159            --         1.70 - 2.10        3.84 - 4.20
                                          2004     27   1.094 - 1.096       30            --         1.70 - 2.10        6.01 - 9.60

DWSII High Income
   Subaccount (Class B)                   2007    141   1.275 - 1.311      183          7.89         1.70 - 2.30    (1.77) - (1.13)
                                          2006    176   1.298 - 1.326      231          9.40         1.70 - 2.30        7.42 - 8.24
                                          2005    411   1.206 - 1.225      501          7.14         1.70 - 2.30        0.84 - 1.66
                                          2004    217   1.190 - 1.205      260          5.80         1.70 - 2.50       8.45 - 11.58
                                          2003    121   1.088 - 1.093      132            --         1.70 - 2.50        5.50 - 9.43

DWSII International Select Equity
   Subaccount (Class B)                   2007    177   2.140 - 2.209      387          2.33         1.70 - 2.40      13.41 - 14.22
                                          2006    200   1.887 - 1.934      384          2.02         1.70 - 2.40      22.00 - 22.95
                                          2005    331   1.541 - 1.573      518          2.49         1.70 - 2.50      11.07 - 17.35
                                          2004    126   1.386 - 1.403      175          0.32         1.70 - 2.50      12.64 - 16.57
                                          2003     42   1.206 - 1.211       50            --         1.70 - 2.50       2.63 - 20.60

                                                         AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
DWSII Janus Growth & Income
   Subaccount (Class B)                   2007     78   1.464 - 1.491      114          0.19         1.70 - 2.10        3.98 - 4.41
                                          2006     79   1.408 - 1.428      111          0.21         1.70 - 2.10        5.31 - 6.17
                                          2005    105   1.318 - 1.345      140            --         1.70 - 2.50       9.02 - 16.61
                                          2004     97   1.209 - 1.224      117            --         1.70 - 2.50        8.33 - 9.19
                                          2003     23   1.116 - 1.121       26            --         1.70 - 2.50       2.00 - 11.60

DWSII Large Cap Value
   Subaccount (Class B)                   2007     58   1.528 - 1.570       90          1.45         1.70 - 2.30      10.17 - 10.80
                                          2006     73   1.387 - 1.417      102          1.40         1.70 - 2.30      12.13 - 13.09
                                          2005    150   1.234 - 1.253      187          1.35         1.70 - 2.50    (0.89) - (0.16)
                                          2004    145   1.239 - 1.255      181          0.75         1.70 - 2.50        6.60 - 7.82
                                          2003     26   1.159 - 1.164       31            --         1.70 - 2.50       2.37 - 15.90

DWSII Mid Cap Growth
   Subaccount (Class B)                   2007      1           1.544        1            --                1.70               6.04
                                          2006      1           1.456        1            --                1.70         7.85 -8.74
                                          2005      1   1.312 - 1.339        1            --         1.70 - 2.50      11.85 - 12.62
                                          2004      1           1.173        1            --                2.50               1.03
                                          2003      1           1.161        1            --                2.50              16.10
DWSII Moderate Allocation
   Subaccount (Class B)                   2007    517   1.233 - 1.254      639          2.19         1.70 - 2.20        2.84 - 3.29
                                          2006    521   1.199 - 1.214      626          0.88         1.70 - 2.20        8.51 - 9.07
                                          2005    735   1.105 - 1.113      814            --         1.70 - 2.20        0.73 - 6.65
                                          2004      1           1.077        1            --                1.70               7.70

DWSII Money Market
   Subaccount (Class B)                   2007     92   1.022 - 1.040       95          4.55         1.70 - 2.10        2.51 - 2.87
                                          2006     99   0.997 - 1.011      100          4.15         1.70 - 2.10        1.65 - 2.43
                                          2005    109   0.967 - 0.987      107          2.51         1.70 - 2.50      (0.10) - 0.71
                                          2004     60   0.968 - 0.980       59          0.60         1.70 - 2.50    (1.93) - (0.91)
                                          2003     22   0.987 - 0.990       22          0.14         1.90 - 2.50    (1.30) - (0.40)

DWSII Small Cap Growth
   Subaccount (Class B)                   2007     35   1.349 - 1.386       48            --         1.70 - 2.30        3.37 - 3.98
                                          2006     90   1.305 - 1.333      119            --         1.70 - 2.30        2.21 - 3.09
                                          2005    106   1.274 - 1.293      136            --         1.70 - 2.30        4.11 - 4.87
                                          2004    118   1.217 - 1.233      145            --         1.70 - 2.50       4.27 - 13.38
                                          2003     29   1.129 - 1.134       33            --         1.70 - 2.50       1.98 - 12.90

DWSII Technology
   Subaccount (Class B)                   2007      1   1.338 - 1.363        1            --         1.70 - 2.10      11.50 - 11.90
                                          2006     54   1.200 - 1.218       65            --         1.70 - 2.10    (1.99) - (1.22)
                                          2005     58   1.208 - 1.233       71          0.12         1.70 - 2.50        0.75 - 1.48
                                          2004     59   1.199 - 1.215       71            --         1.70 - 2.50      (1.07) - 5.84
                                          2003      5   1.212 - 1.216        6            --         1.90 - 2.50       2.96 - 21.20

DWSII Turner Mid Cap Growth
   Subaccount (Class B)                   2007     23   1.798 - 1.839       42            --         1.90 - 2.40      22.15 - 22.76
                                          2006     23   1.472 - 1.509       35            --         1.70 - 2.40        3.60 - 4.43
                                          2005     27   1.416 - 1.445       39            --         1.70 - 2.50        5.97 - 9.39
                                          2004     43   1.305 - 1.321       56            --         1.70 - 2.50       1.23 - 11.33
                                          2003      1           1.209        1            --                2.50              20.90


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
                                                         AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
Fidelity VIP Contrafund
   Subaccount (Service Class 2)           2007     610  2.018 - 2.097     1,259         0.60         1.70 - 2.50     14.40 - 15.35
                                          2006   1,062  1.764 - 1.818     1,903         0.98         1.70 - 2.50       8.69 - 9.52
                                          2005   1,081  1.623 - 1.660     1,774         0.10         1.70 - 2.50     13.74 - 18.80
                                          2004     625  1.427 - 1.447       899         0.03         1.70 - 2.50      1.71 - 13.36
                                          2003      41  1.274 - 1.278        53           --         1.70 - 2.10     11.46 - 27.80

Fidelity VIP Contrafund
   Subaccount (Service Class)             2007     377  2.040 - 2.120       784         0.90         1.80 - 2.60     14.48 - 15.41
                                          2006     323  1.782 - 1.837       585         1.08         1.80 - 2.60       8.72 - 9.61
                                          2005     354  1.639 - 1.676       588         0.14         1.80 - 2.60      4.90 - 14.79
                                          2004     125  1.439 - 1.460       182         0.18         1.80 - 2.60      1.77 - 13.27
                                          2003       2          1.289         3           --                1.80             27.88

Fidelity VIP Dynamic Capital
   Appreciation Subaccount
   (Service Class 2)                      2007       3  1.705 - 1.738         5         0.03         1.70 - 2.10       4.47 - 4.89
                                          2006      20  1.632 - 1.657        34         0.16         1.70 - 2.10     11.48 - 11.96
                                          2005      66  1.464 - 1.480        97           --         1.70 - 2.10     18.16 - 18.59
                                          2004      35  1.239 - 1.248        43           --         1.70 - 2.10     (0.40) - 9.36
                                          2003       1          1.253         1           --                1.70             25.30
Fidelity VIP Mid Cap Subaccount
   (Service Class 2)                      2007     708  1.392 - 2.573     1,745         0.50         1.70 - 2.70     12.26 - 13.40
                                          2006     953  1.240 - 2.269     2,091         0.18         1.70 - 2.70      9.35 - 10.52
                                          2005     927  1.134 - 2.053     1,846           --         1.70 - 2.70      4.42 - 19.45
                                          2004     386  1.744 - 1.769       679           --         1.70 - 2.50     17.56 - 22.51
                                          2003       6  1.439 - 1.444         8           --         1.70 - 2.10     17.18 - 44.40

FTVIPT Franklin Income Securities
   Subaccount (Class 2)                   2007     986  1.201 - 1.221     1,200         3.38         1.80 - 2.40       0.00 - 1.92
                                          2006     980  1.186 - 1.198     1,172         4.07         1.80 - 2.40     15.48 - 16.20
                                          2005     395  1.027 - 1.031       407         1.82         1.80 - 2.40     (3.47) - 3.10

FTVIPT Franklin Small-Mid Cap Growth
   Securities Subaccount (Class 2)        2007     150  1.768 - 1.837       270           --         1.80 - 2.60       8.33 - 9.28
                                          2006     155  1.632 - 1.681       257           --         1.80 - 2.60       5.91 - 6.73
                                          2005     165  1.541 - 1.575       256           --         1.80 - 2.60       2.12 - 5.59
                                          2004      66  1.509 - 1.530       100           --         1.80 - 2.60       1.41 - 9.44
                                          2003       2          1.398         3           --                1.80             39.80

FTVIPT Templeton Developing Markets
   Securities Subaccount (Class 2)        2007     636  1.880 - 3.539     2,198         2.35         1.70 - 2.70     25.33 - 26.57
                                          2006     921  1.500 - 2.796     2,525         1.08         1.70 - 2.70     24.69 - 25.95
                                          2005     953  1.203 - 2.220     2,077         1.26         1.70 - 2.70      7.22 - 25.28
                                          2004     305  1.748 - 1.772       538         0.45         1.70 - 2.50      4.55 - 24.26
                                          2003       1          1.445         1         1.09                1.70             44.50

FTVIPT Templeton Foreign Securities
   Subaccount (Class 2)                   2007     739  1.418 - 2.409     1,658         2.02         1.70 - 2.70     12.36 - 13.47
                                          2006     838  1.262 - 2.123     1,673         1.27         1.70 - 2.70     18.28 - 19.40
                                          2005     936  1.067 - 1.778     1,578         1.00         1.70 - 2.70       2.11 - 8.35
                                          2004     410  1.615 - 1.641       668         0.30         1.70 - 2.60      1.81 - 19.26
                                          2003       1          1.407         1         1.68                1.80             40.70


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

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
Janus Aspen Global Life Sciences
   Subaccount (Service Shares)            2007       2  1.832 - 1.850         4           --         1.90 - 2.10      19.19 - 19.43
                                          2006       2  1.526 - 1.549         4           --         1.90 - 2.30        3.95 - 4.55
                                          2005      77  1.468 - 1.493       114           --         1.70 - 2.30       9.72 - 10.43
                                          2004      78  1.338 - 1.352       105           --         1.70 - 2.30     (0.52) - 12.29
                                          2003       1          1.204         1           --                1.70              20.40

Janus Aspen Global Technology
   Subaccount (Service Shares)            2007      33  1.927 - 1.964        64         0.81         1.70 - 2.10      19.17 - 19.61
                                          2006      13  1.605 - 1.642        21           --         1.70 - 2.30        5.38 - 6.07
                                          2005      54  1.523 - 1.548        82           --         1.70 - 2.30        9.02 - 9.63
                                          2004      64  1.397 - 1.412        89           --         1.70 - 2.30      (1.12) - 2.57
                                          2003       1          1.428         1           --                1.70              42.80

Janus Aspen Mid Cap Growth Subaccount
   (Service Shares)                       2007      15  2.197 - 2.240        33         0.07         2.20 - 2.60      18.56 - 19.09
                                          2006      15  1.853 - 1.881        28           --         2.20 - 2.60      10.43 - 11.31
                                          2005      22  1.678 - 1.716        37           --         1.80 - 2.60       9.17 - 10.07
                                          2004      22  1.537 - 1.559        34           --         1.80 - 2.60       3.22 - 18.29
                                          2003      10  1.314 - 1.318        13           --         1.80 - 2.20      14.76 - 30.62
Janus Aspen Worldwide Growth
   Subaccount (Service Shares)            2007       2          1.700         3         0.56                1.90               7.26
                                          2006       2          1.585         3         1.64                1.90      15.78 - 15.98
                                          2005       2  1.369 - 1.377         2         0.85         1.70 - 1.90        3.56 - 3.77
                                          2004       4  1.322 - 1.327         5         1.04         1.70 - 1.90        1.93 - 2.79
                                          2003       2          1.291         3         0.83                1.70              29.10

LMPVET Aggressive Growth
   Subaccount (Class I)                   2007     450  1.342 - 1.650       721           --         1.70 - 2.60    (5.02) - (0.36)
                                          2006     411  1.350 - 1.648       662           --         1.80 - 2.60        6.03 - 6.87
                                          2005     534  1.267 - 1.542       809           --         1.80 - 2.60       4.68 - 15.29
                                          2004     391  1.386 - 1.406       546           --         1.80 - 2.60        3.51 - 7.99
                                          2003      98  1.296 - 1.302       128           --         1.80 - 2.40       6.32 - 29.80

LMPVET Appreciation
   Subaccount (Class I) (b)               2007     615  1.549 - 1.617       980         1.02         1.70 - 2.60        0.32 - 6.49
                                          2006     665  1.466 - 1.511       997         1.16         1.80 - 2.60      11.82 - 12.76
                                          2005     443  1.311 - 1.340       589         1.00         1.80 - 2.60        0.76 - 2.45
                                          2004     207  1.290 - 1.308       269         3.74         1.80 - 2.60        1.64 - 9.25
                                          2003      16          1.224        19         0.83                1.80              22.40

LMPVET Appreciation
   Subaccount (Class II) (c)              2007      34  1.494 - 1.537        51         0.79         1.80 - 2.40        1.21 - 1.32

LMPVET Capital Subaccount                 2007   1,379  1.496 - 1.555     2,118         0.36         1.80 - 2.60      (0.80) - 0.06
                                          2006   1,603  1.508 - 1.554     2,464         0.59         1.80 - 2.60      10.72 - 11.56
                                          2005   1,974  1.362 - 1.393     2,726         0.36         1.80 - 2.60        2.56 - 3.41
                                          2004   1,638  1.328 - 1.347     2,193         0.62         1.80 - 2.60        3.91 - 4.74
                                          2003     276  1.278 - 1.286       354         0.09         1.80 - 2.60       9.74 - 28.22

LMPVET Dividend Strategy Subaccount       2007      65  1.424 - 1.466        94         2.01         1.80 - 2.40        3.87 - 4.56
                                          2006      69  1.371 - 1.402        96         2.15         1.80 - 2.40      15.21 - 15.87
                                          2005      73  1.190 - 1.210        88         2.72         1.80 - 2.40    (2.37) - (1.82)
                                          2004      36  1.226 - 1.235        44         2.13         1.80 - 2.20        0.91 - 1.56
                                          2003       1          1.216         1         0.43                1.80              21.60


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

                                                         AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
LMPVET Equity Index
   Subaccount (Class II)                  2007     801  1.587 - 1.641     1,301         1.41         1.70 - 2.40        2.45 - 3.21
                                          2006   1,029  1.549 - 1.590     1,622         1.20         1.70 - 2.40      12.41 - 13.17
                                          2005   1,354  1.378 - 1.405     1,888         2.01         1.70 - 2.40      (0.78) - 4.79
                                          2004     683  1.357 - 1.371       931         2.58         1.70 - 2.30        5.63 - 8.38
                                          2003      24  1.261 - 1.265        30         2.72         1.70 - 2.10       4.04 - 26.50

LMPVET Fundamental Value
   Subaccount (Class I)                   2007     446  1.159 - 1.768       755         1.25         1.70 - 2.70    (5.66) - (0.57)
                                          2006     347  1.176 - 1.769       589         1.52         1.80 - 2.70      13.62 - 14.72
                                          2005     414  1.035 - 1.542       618         0.98         1.80 - 2.70        0.86 - 6.37
                                          2004     271  1.482 - 1.498       404         1.28         1.80 - 2.40        1.43 - 6.24
                                          2003      12  1.403 - 1.410        17         0.81         1.80 - 2.40      12.06 - 40.30

LMPVET Global Equity Subaccount           2007   1,188  1.681 - 1.730     2,033         0.56         1.80 - 2.40        2.38 - 3.04
                                          2006   1,214  1.642 - 1.679     2,020         1.20         1.80 - 2.40      12.47 - 13.14
                                          2005   1,221  1.460 - 1.484     1,801         0.76         1.80 - 2.40        4.06 - 4.65
                                          2004     891  1.403 - 1.418     1,260         1.46         1.80 - 2.40       4.47 - 10.22
                                          2003       7          1.310         9         0.21                1.80              31.00

LMPVET Investors Subaccount (Class I)     2007     120  1.212 - 1.795       194         1.13         1.70 - 2.70        1.08 - 2.16
                                          2006     158  1.199 - 1.757       257         1.64         1.70 - 2.70      15.18 - 16.28
                                          2005     162  1.041 - 1.511       228         1.47         1.70 - 2.70        4.20 - 6.66
                                          2004      92  1.430 - 1.443       132         4.13         1.70 - 2.20       0.56 - 12.73
                                          2003      --          1.329        --         0.03                1.70              32.90

LMPVET Large Cap Growth
   Subaccount (Class I)                   2007     244  1.096 - 1.505       345         0.04         1.70 - 2.70      (0.94) - 3.38
                                          2006     213  1.069 - 1.449       290         0.16         1.80 - 2.70        1.81 - 2.77
                                          2005     218  1.050 - 1.410       292         0.19         1.80 - 2.70        0.29 - 8.24
                                          2004      59  1.350 - 1.364        80         0.51         1.80 - 2.40    (4.26) - (1.45)
                                          2003      15          1.384        21         0.03                1.80              38.40

LMPVET Mid Cap Core
   Subaccount (Class I)                   2007      69  1.745 - 1.778       120         0.39         1.80 - 2.20        4.80 - 5.21
                                          2006      73  1.665 - 1.690       123         0.40         1.80 - 2.20      12.35 - 12.74
                                          2005     115  1.482 - 1.499       170         0.40         1.80 - 2.20        5.93 - 6.39
                                          2004     308  1.399 - 1.409       432           --         1.80 - 2.20        6.31 - 8.47
                                          2003       1          1.299         1           --                1.80              30.03

LMPVPIV Multiple Discipline
   Subaccount-Large Cap
   Growth and Value (d)                   2007      --  1.476 - 1.517        --         0.52         1.80 - 2.40        1.17 - 1.68
                                          2006      42  1.459 - 1.492        62         0.80         1.80 - 2.40       9.62 - 10.27
                                          2005      42  1.331 - 1.353        57         0.58         1.80 - 2.40        1.29 - 3.02
                                          2004      41  1.321 - 1.330        55         1.12         1.80 - 2.20        4.43 - 4.81
                                          2003      10  1.265 - 1.269        13         0.61         1.80 - 2.20       5.77 - 26.90

LMPVET Small Cap Growth
   Subaccount (Class I)                   2007     178  2.075 - 2.146       374           --         1.70 - 2.40        7.35 - 8.17
                                          2006     294  1.933 - 1.984       573           --         1.70 - 2.40      10.14 - 10.84
                                          2005     269  1.755 - 1.790       475           --         1.70 - 2.40        1.56 - 3.17
                                          2004     142  1.720 - 1.735       244           --         1.70 - 2.20       7.09 - 23.63
                                          2003      12  1.527 - 1.533        18           --         1.70 - 2.20      25.06 - 53.30

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
LMPVET Social Awareness
   Stock Subaccount                       2007      30          1.281        39         1.40                1.70               9.02
                                          2006      30          1.175        36         0.40                1.70               5.95
                                          2005      64          1.109        71         0.77                1.70               2.59
                                          2004      40          1.081        43         0.70                1.70               8.10

LMPVPI All Cap Subaccount (Class I) (a)   2007      --  1.807 - 1.867        --         0.29         1.70 - 2.50        4.61 - 4.89
                                          2006     268  1.727 - 1.780       468         1.35         1.70 - 2.50      15.21 - 16.11
                                          2005     274  1.499 - 1.533       415         0.79         1.70 - 2.50        1.49 - 2.27
                                          2004     312  1.477 - 1.499       464         0.95         1.70 - 2.50       1.03 - 10.08
                                          2003     105  1.402 - 1.407       148         0.26         1.70 - 2.20      13.60 - 40.20

LMPVPII Growth and Income
   Subaccount (Class I) (a)               2007      --  1.588 - 1.614        --         0.06         1.70 - 2.10        4.27 - 4.40
                                          2006      31  1.523 - 1.546        47         0.41         1.70 - 2.10      10.12 - 10.51
                                          2005      31  1.383 - 1.399        43         0.39         1.70 - 2.10        1.47 - 1.89
                                          2004      26  1.363 - 1.373        35         2.21         1.70 - 2.10        5.58 - 6.60
                                          2003       1          1.288         1         0.29                1.70              28.80

LMPVPV Small Cap Growth
   Opportunities Subaccount (a)           2007      --          1.991        --           --                1.80               6.70
                                          2006      11          1.866        20           --                1.80      10.45 - 10.87
                                          2005      13  1.665 - 1.683        22           --         1.80 - 2.20        3.00 - 6.05
                                          2004       1          1.634         2         0.08                1.80              13.55
                                          2003       1          1.439         1           --                1.80              43.90

LMPVPI Large Cap Growth
   Subaccount (Class I) (a)               2007      --  1.484 - 1.514        --           --         1.70 - 2.20        3.98 - 4.13
                                          2006      75  1.427 - 1.454       109           --         1.70 - 2.20        1.93 - 2.47
                                          2005      79  1.400 - 1.419       111         0.02         1.70 - 2.20       3.08 - 13.54
                                          2004      39  1.362 - 1.372        53         0.50         1.70 - 2.10    (3.68) - (1.15)
                                          2003       1          1.388         1         0.03                1.70              38.80

LMPVPII Aggressive Growth
   Subaccount (Class I) (a)               2007      --  1.698 - 1.754        --           --         1.70 - 2.50        3.22 - 3.48
                                          2006     141  1.645 - 1.695       235           --         1.70 - 2.50        8.37 - 9.21
                                          2005     160  1.518 - 1.552       246           --         1.70 - 2.50       7.13 - 13.41
                                          2004     132  1.417 - 1.437       189           --         1.70 - 2.50        4.54 - 9.59
                                          2003       2          1.339         3           --                1.70              33.90

LMPVET Capital and Income
   Subaccount (Class II)                  2007   1,560  1.229 - 1.413     2,176         1.08         1.80 - 2.60        2.64 - 3.52
                                          2006   1,983  1.191 - 1.365     2,679         1.21         1.80 - 2.60        7.72 - 8.51
                                          2005   3,114  1.100 - 1.258     3,881         1.20         1.80 - 2.60        1.57 - 2.61
                                          2004   3,023  1.211 - 1.229     3,690         1.19         1.80 - 2.60        0.66 - 3.19
                                          2003   1,124  1.184 - 1.191     1,333         0.93         1.80 - 2.60       3.58 - 19.10

LMPVIT Adjustable Rate
   Income Subaccount                      2007   1,070  0.981 - 1.019     1,073         3.92         1.70 - 2.60    (1.21) - (0.39)
                                          2006   1,453  0.993 - 1.023     1,468         3.53         1.70 - 2.60        1.43 - 2.40
                                          2005   2,416  0.979 - 0.999     2,391         2.29         1.70 - 2.60      (0.31) - 0.60
                                          2004   3,092  0.982 - 0.993     3,053         2.54         1.70 - 2.60    (1.10) - (0.20)
                                          2003       1          0.998         1         0.34                1.70             (0.20)

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
LMPVIT Diversified Strategic
   Income Subaccount                      2007     264  1.157 - 1.179       307         5.13         1.80 - 2.20      (0.26) - 0.08
                                          2006     289  1.160 - 1.178       336         6.13         1.80 - 2.20        3.11 - 3.51
                                          2005     287  1.125 - 1.138       323         6.14         1.80 - 2.20        0.36 - 0.80
                                          2004     169  1.121 - 1.129       190        12.75         1.80 - 2.20        3.32 - 4.83
                                          2003       1          1.077         1         5.96                1.80               7.70

LMPVIT High Income Subaccount             2007     267  1.366 - 1.392       370         8.47         1.80 - 2.20    (1.87) - (1.49)
                                          2006     279  1.392 - 1.413       393         6.20         1.80 - 2.20        8.58 - 9.03
                                          2005     427  1.282 - 1.296       551         9.10         1.80 - 2.20        0.39 - 0.78
                                          2004     306  1.277 - 1.286       392        22.47         1.80 - 2.20        6.21 - 8.43
                                          2003       1          1.186         1         7.41                1.80              18.60

LMPVIT Money Market Subaccount            2007     241  1.020 - 1.050       248         4.79         1.80 - 2.40        2.41 - 3.04
                                          2006     594  0.996 - 1.019       598         4.67         1.80 - 2.40        1.86 - 2.83
                                          2005     490  0.970 - 0.991       483         2.92         1.80 - 2.60        0.21 - 0.92
                                          2004   1,333  0.968 - 0.982     1,300         1.25         1.80 - 2.60      (1.32) - 0.00
                                          2003      36  0.988 - 0.991        36         0.46         1.80 - 2.20    (1.10) - (0.90)

Lord Abbett Growth and Income
   Subaccount (Class VC) (a)              2007      --  1.205 - 1.673        --           --         1.70 - 2.70        3.52 - 3.91
                                          2006   1,376  1.164 - 1.610     2,165         1.26         1.70 - 2.70      14.12 - 15.33
                                          2005   1,428  1.020 - 1.396     1,957         1.14         1.70 - 2.70        0.74 - 5.01
                                          2004     851  1.357 - 1.376     1,163         3.24         1.70 - 2.50      10.25 - 12.71
                                          2003      14  1.239 - 1.242        17         2.09         1.70 - 2.10       7.65 - 24.20

Lord Abbett Mid-Cap Value
   Subaccount (Class VC) (a)              2007      --  1.683 - 1.983        --           --         1.70 - 2.60       9.82 - 10.17
                                          2006     853  1.529 - 1.800     1,512         0.45         1.70 - 2.60       9.35 - 10.36
                                          2005   1,061  1.390 - 1.631     1,712         0.51         1.70 - 2.60        4.28 - 6.39
                                          2004     657  1.510 - 1.533     1,001         0.69         1.70 - 2.60       0.20 - 21.96
                                          2003      25  1.251 - 1.257        32         1.00         1.70 - 2.40       7.73 - 25.70

MIST Batterymarch Mid-Cap Stock
   Subaccount (Class A)                   2007     140  1.817 - 1.852       259         0.32         1.70 - 2.10        3.83 - 4.22
                                          2006     156  1.750 - 1.777       277           --         1.70 - 2.10    (5.10) - (4.82)

MIST BlackRock High Yield
   Subaccount (Class A)                   2007     297  1.332 - 1.384       405         5.52         1.59 - 2.39        0.23 - 1.02
                                          2006     167  1.329 - 1.370       226           --         1.70 - 2.50        3.01 - 5.38

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (c)               2007     675  1.250 - 1.795     1,174           --         1.70 - 2.70    (0.79) - (0.17)

MIST BlackRock Large-Cap Core
   Subaccount (Class A) (a)               2007      --  1.260 - 1.798        --         0.72         1.70 - 2.70        4.48 - 4.84
                                          2006     702  1.206 - 1.715     1,171           --         1.70 - 2.70        5.05 - 9.94

MIST Dreman Small-Cap Value
   Subaccount (Class A)                   2007      98  1.138 - 1.166       113           --         1.70 - 2.70    (5.50) - (2.67)
                                          2006      72  1.181 - 1.198        86         0.48         1.70 - 2.70        5.82 - 6.49

                                                     AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ---------------------------------  --------------------------------------------------
                                                     UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                             (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             ------  -------------  ----------  -------------  ----------------  -----------------
MIST Harris Oakmark International
   Subaccount (Class A)                2007     519  1.284 - 2.005     1,001         0.94         1.69 - 2.69      (3.53) - (2.53)
                                       2006     602  1.331 - 2.057     1,201           --         1.66 - 2.66         9.37 - 10.12

MIST Janus Forty Subaccount (Class A)  2007     460  2.129 - 2.201     1,004         0.18         1.70 - 2.40        27.41 - 28.26
                                       2006     545  1.671 - 1.716       930           --         1.70 - 2.40          1.95 - 2.45

MIST Lazard Mid-Cap
   Subaccount (Class B) (c)            2007      34  1.059 - 1.072        36           --         1.70 - 2.20     (12.75) - (5.73)

MIST Legg Mason Partners Managed
   Assets Subaccount (Class A)         2007     124  1.228 - 1.251       154         2.34         1.70 - 2.20          3.98 - 4.51
                                       2006     182  1.181 - 1.197       216           --         1.70 - 2.20          5.26 - 5.65

MIST Lord Abbett Bond Debenture
   Subaccount (Class A)                2007     656  1.407 - 1.448       932         5.88         1.70 - 2.30          4.38 - 5.08
                                       2006     891  1.348 - 1.378     1,209           --         1.70 - 2.30          4.33 - 4.71
MIST Lord Abbett Growth and Income
   Subaccount (Class B)                2007   3,373  1.078 - 1.101     3,686         0.54         1.45 - 2.70        (2.62) - 2.23
                                       2006   1,973  1.070 - 1.077     2,119           --         1.45 - 2.40          6.89 - 7.59

MIST Lord Abbett Mid-Cap Value
   Subaccount (Class B) (c)            2007   1,120  1.043 - 1.059     1,179         0.01         1.70 - 2.60     (10.78) - (5.89)

MIST Met/AIM Capital Appreciation
   Subaccount (Class A)                2007     125  1.602 - 1.633       202         0.09         1.70 - 2.10         9.58 - 10.04
                                       2006     146  1.462 - 1.484       214         0.19         1.70 - 2.10      (1.55) - (1.26)

MIST Met/AIM Small Cap Growth
   Subaccount (Class A)                2007      36  1.308 - 1.334        47           --         1.90 - 2.70        (5.08) - 9.25
                                       2006      34  1.206 - 1.225        41           --         1.70 - 2.70      (1.47) - (0.81)

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (c)            2007      15  3.392 - 3.486        51           --         1.70 - 2.30        24.66 - 25.13

MIST MFS Research International
   Subaccount (Class B) (c)            2007      48  2.387 - 2.468       116           --         1.70 - 2.40        (3.29) - 4.40

MIST MFS Value Subaccount(Class A)     2007     264  1.437 - 1.480       384           --         1.70 - 2.50          4.97 - 5.87
                                       2006     239  1.369 - 1.398       330         0.66         1.70 - 2.50         9.87 - 10.43

MIST Neuberger Berman Real Estate
   Subaccount (Class A)                2007     510  1.008 - 1.021       519         1.19         1.70 - 2.50    (16.90) - (16.24)
                                       2006     889  1.213 - 1.219     1,082           --         1.70 - 2.50        20.94 - 21.54

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (c)            2007   1,050  1.156 - 1.206     1,250           --         1.70 - 2.60          0.00 - 6.26

MIST Pioneer Fund Subaccount (Class A) 2007     228  1.574 - 1.627       367         0.94         1.70 - 2.40          2.47 - 3.24
                                       2006     294  1.536 - 1.576       459           --         1.70 - 2.40          6.96 - 7.43

                                                    AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                             ---------------------------------  ------------------------------------------------
                                                     UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS    LOWEST TO    NET ASSETS     INCOME          LOWEST TO        LOWEST TO
                                             (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  ----------  -------------  ----------------  ---------------
MIST Pioneer Mid-Cap Value
   Subaccount (Class A) (a)            2007      --  1.213 - 1.224        --         0.41         1.70 - 2.20      10.17 - 10.37
                                       2006      25  1.101 - 1.109        28         0.25         1.70 - 2.20        4.95 - 9.55

MIST Pioneer Strategic Income
   Subaccount (Class A)                2007     891  1.190 - 1.221     1,077         0.73         1.70 - 2.40        0.50 - 4.81
                                       2006     960  1.143 - 1.165     1,110         4.53         1.70 - 2.40        2.97 - 3.56

MIST Third Avenue Small Cap Value
   Subaccount (Class B)                2007   1,494  0.965 - 0.980     1,458         0.78         1.70 - 2.60    (5.58) - (4.67)
                                       2006   1,340  1.022 - 1.028     1,375           --         1.70 - 2.60        1.99 - 2.49

MSF BlackRock Aggressive Growth
   Subaccount (Class D)                2007     107  1.774 - 1.834       194           --         1.70 - 2.40     (0.56) - 18.32
                                       2006      94  1.509 - 1.550       144           --         1.70 - 2.40      (2.82) - 5.52
MSF BlackRock Bond Income
   Subaccount (Class A)                2007     216  1.089 - 1.126       239         3.45         1.70 - 2.40        3.81 - 4.55
                                       2006     265  1.049 - 1.077       282           --         1.70 - 2.40        3.25 - 3.76

MSF BlackRock Bond Income
   Subaccount (Class E)                2007     311  1.081 - 1.122       346         3.12         1.80 - 2.40        1.11 - 4.18
                                       2006     298  1.040 - 1.077       319           --         1.80 - 2.20        3.41 - 3.66

MSF BlackRock Money Market
   Subaccount (Class A)                2007     965  1.031 - 1.061     1,011         4.94         1.70 - 2.30        2.69 - 3.31
                                       2006     658  1.004 - 1.027       672         3.28         1.70 - 2.30        0.00 - 2.09

MSF Capital Guardian U.S. Equity
   Subaccount (Class A)                2007      60  1.375 - 1.388        83         0.54         1.80 - 2.00    (2.07) - (1.84)
                                       2006     104  1.404 - 1.414       147           --         1.80 - 2.00        2.56 - 2.61

MSF FI Large Cap Subaccount (Class A)  2007     160  1.423 - 1.464       232         0.17         1.70 - 2.30        1.57 - 2.16
                                       2006     182  1.401 - 1.433       258           --         1.70 - 2.30        0.86 - 1.28

MSF FI Value Leaders
   Subaccount (Class D)                2007     516  1.564 - 1.617       822         0.87         1.70 - 2.40        1.62 - 2.34
                                       2006     716  1.539 - 1.580     1,117           --         1.70 - 2.40        1.99 - 2.47

MSF MetLife Aggressive Allocation
   Subaccount (Class B)                2007      20  1.065 - 1.076        21         0.06         1.70 - 2.30        0.95 - 1.51
                                       2006      20  1.055 - 1.060        21           --         1.70 - 2.30        5.29 - 5.79

MSF MetLife Conservative Allocation
   Subaccount (Class B)                2007      36          1.081        39           --                1.70               3.74
                                       2006      40          1.042        42           --                1.70               4.10

MSF MetLife Conservative to Moderate
   Allocation Subaccount (Class B)     2007     310  1.070 - 1.080       334           --         1.70 - 2.30        2.49 - 2.96
                                       2006     230  1.044 - 1.049       241           --         1.70 - 2.30        4.19 - 4.69

                                                       AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------  -------------------------------------------------

                                                       UNIT VALUE(1)               INVESTMENT(2)   EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS     LOWEST TO      NET ASSETS     INCOME           LOWEST TO        LOWEST TO
                                             (000S)     HIGHEST ($)      ($000S)     RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                             ------  ----------------  ----------  -------------  -----------------  ---------------
MSF MetLife Moderate Allocation
   Subaccount (Class B)                2007     610     1.063 - 1.081       652         0.01         1.70 - 2.70       (0.65) - 2.56
                                       2006     913     1.047 - 1.054       958           --         1.70 - 2.70         4.49 - 5.19

MSF MetLife Moderate to Aggressive
   Allocation Subaccount (Class B)     2007     418     1.068 - 1.081       449         0.04         1.70 - 2.40         1.33 - 2.08
                                       2006     744     1.054 - 1.059       786           --         1.70 - 2.40         5.19 - 5.69

MSF MFS Total Return
   Subaccount (Class B)                2007      66     1.085 - 1.096        72         2.22         1.70 - 2.30         1.78 - 2.33
                                       2006     114     1.066 - 1.071       121           --         1.70 - 2.30         6.28 - 6.78

MSF MFS Total Return
   Subaccount (Class F)                2007   1,599     1.405 - 1.467     2,307         1.99         1.70 - 2.60         1.52 - 2.44
                                       2006   1,861     1.384 - 1.432     2,632           --         1.70 - 2.60         6.13 - 6.79
MSF Oppenheimer Global Equity
   Subaccount (Class B)                2007   2,498     1.083 - 1.097     2,725         0.95         1.70 - 2.50         3.64 - 4.48
                                       2006   3,169     1.045 - 1.050     3,320           --         1.64 - 2.44         4.92 - 5.42

MSF T. Rowe Price Large Cap Growth
   Subaccount (Class B)                2007      77     1.138 - 1.146        88         0.19         1.70 - 2.10         6.85 - 7.30
                                       2006      83     1.065 - 1.068        89           --         1.70 - 2.10         6.71 - 7.01

MSF Western Asset Management High
   Yield Bond Subaccount (Class A)(a)  2007      --     1.177 - 1.198        --         9.78         1.70 - 2.30         3.60 - 3.81
                                       2006     292     1.136 - 1.154       334           --         1.70 - 2.30         5.77 - 6.16

MSF Western Asset Management U.S.
   Government Subaccount (Class A)     2007     259     1.075 - 1.103       283         4.20         1.55 - 2.25         1.99 - 2.70
                                       2006     332     1.054 - 1.074       354           --         1.55 - 2.25         2.93 - 3.47

PIMCO VIT Total Return Subaccount
   (Administrative Class)              2007   3,012     1.064 - 1.160     3,450         4.80         1.70 - 2.70         5.87 - 6.91
                                       2006   3,305     1.005 - 1.085     3,551         4.42         1.70 - 2.70         1.11 - 2.07
                                       2005   3,151     0.994 - 1.063     3,324         3.48         1.70 - 2.70       (1.29) - 1.85
                                       2004   2,170     1.038 - 1.055     2,277         2.04         1.70 - 2.60       (0.10) - 3.13
                                       2003      51     1.016 - 1.023        52         1.92         1.70 - 2.60       (1.35) - 2.72

PIMCO VIT Real Return Subaccount
   (Administrative Class) (a)          2007      --     1.094 - 1.135        --         1.55         1.70 - 2.60         1.58 - 1.98
                                       2006   1,141     1.077 - 1.113     1,257         4.21         1.70 - 2.60     (1.82) - (0.98)
                                       2005   1,558     1.097 - 1.124     1,741         2.81         1.70 - 2.60       (0.54) - 0.36
                                       2004   1,171     1.103 - 1.120     1,305         1.23         1.70 - 2.60         0.82 - 7.07
                                       2003      12     1.042 - 1.046        13         0.52         1.70 - 2.20       (0.48) - 4.60

Putnam VT International Equity
   Subaccount (Class IB) (a)           2007      --     2.297 - 2.364        --         2.87         1.70 - 2.40         7.99 - 8.24
                                       2006      34     2.127 - 2.184        74         0.61         1.70 - 2.40       24.68 - 25.52
                                       2005      36     1.706 - 1.740        62         1.68         1.70 - 2.40        9.57 - 10.34
                                       2004      50     1.557 - 1.577        78         0.46         1.70 - 2.40       10.66 - 14.28
                                       2003       4     1.376 - 1.380         5         0.38         1.70 - 2.10       15.53 - 35.56

                                                       AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)               INVESTMENT(2)   EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS     LOWEST TO      NET ASSETS     INCOME           LOWEST TO        LOWEST TO
                                             (000S)     HIGHEST ($)     ($000S)      RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                             ------  ----------------  ----------  -------------  -----------------  ---------------
Putnam VT Small Cap Value
   Subaccount (Class IB) (a)           2007      --     2.437 - 2.487        --         0.53         1.70 - 2.20         6.61 - 6.74
                                       2006     331     2.269 - 2.330       768         0.34         1.70 - 2.40       12.72 - 15.35
                                       2005     333     1.987 - 2.020       671         0.12         1.70 - 2.30         3.56 - 5.21
                                       2004     183     1.900 - 1.920       350         0.05         1.70 - 2.30       14.43 - 24.11
                                       2003      11     1.542 - 1.547        17         0.15         1.70 - 2.10        4.05 - 54.70

Van Kampen LIT Comstock
   Subaccount (Class II)               2007     391     1.646 - 1.702       657         1.72         1.70 - 2.40     (4.69) - (4.00)
                                       2006     628     1.727 - 1.773     1,098         1.38         1.70 - 2.40       13.32 - 14.09
                                       2005     833     1.524 - 1.554     1,282         0.73         1.70 - 2.40         1.73 - 4.64
                                       2004     391     1.502 - 1.518       591         0.15         1.70 - 2.30       11.55 - 15.44
                                       2003      20             1.315        26           --                1.70               31.50
Van Kampen LIT Strategic Growth
   Subaccount (Class I)                2007      35     1.513 - 1.572        54         0.05         1.80 - 2.60       13.93 - 14.91
                                       2006      35     1.328 - 1.368        47           --         1.80 - 2.60         0.23 - 1.03
                                       2005      35     1.325 - 1.354        47         0.21         1.80 - 2.60         5.16 - 5.95
                                       2004      26     1.260 - 1.278        32           --         1.80 - 2.60        4.46 - 10.93
                                       2003       7     1.210 - 1.215         8           --         1.80 - 2.40        8.52 - 21.50

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        AIM V.I.        ALGER AMERICAN        AMERICAN FUNDS
                                        UTILITIES      LEVERAGED ALLCAP        GLOBAL GROWTH
                                       SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                       (SERIES I)          (CLASS S)             (CLASS 2)
                                   -----------------   ----------------   ---------------------
                                     2007      2006      2007     2006       2007        2006
                                   -------   -------   -------   ------   ---------   ---------
Accumulation units
   beginning of year                74,002    89,855    89,666   91,250   1,788,444   1,538,010
Accumulation units issued and
   transferred from other funding
   options                              41     2,424     2,855    2,203      89,944     452,093
Accumulation units redeemed and
   transferred to other funding
   options                         (50,922)  (18,277)  (40,707)  (3,787)   (491,880)   (201,659)
                                   -------   -------   -------   ------   ---------   ---------
Accumulation units end of year      23,121    74,002    51,814   89,666   1,386,508   1,788,444
                                   =======   =======   =======   ======   =========   =========

                                                               DREYFUS        DREYFUS SOCIALLY
                                   CREDIT SUISSE TRUST      MIDCAP STOCK     RESPONSIBLE GROWTH
                                    GLOBAL SMALL CAP         SUBACCOUNT          SUBACCOUNT
                                       SUBACCOUNT         (SERVICE SHARES)    (SERVICE SHARES)
                                   -------------------   -----------------   ------------------
                                      2007    2006         2007     2006       2007     2006
                                      ----  -------      -------  -------    -------  -------
Accumulation units
   beginning of year                   237   21,765       73,384  118,279    260,098  240,288
Accumulation units issued and
   transferred from other funding
   options                              11       --          612    6,637         --   19,810
Accumulation units redeemed and
   transferred to other funding
   options                              --  (21,528)     (55,189) (51,532)        --       --
                                       ---  -------      -------  -------    -------  -------
Accumulation units end of year         248      237       18,807   73,384    260,098  260,098
                                       ===  =======      =======  =======    =======  =======

                                        DWS VIT RREEF          DWSI GLOBAL           DWSI
                                   REAL ESTATE SECURITIES     OPPORTUNITIES          BOND
                                         SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                          (CLASS B)             (CLASS B)          (CLASS B)
                                   ----------------------   -----------------   -------------
                                       2007      2006         2007      2006     2007    2006
                                     -------   -------      -------   -------   -----   -----
Accumulation units
   beginning of year                 178,597   216,151       36,049    59,853   2,173   2,175
Accumulation units issued and
   transferred from other funding
   options                             6,551     1,416        5,573     2,712      --      --
Accumulation units redeemed and
   transferred to other funding
   options                           (65,435)  (38,970)     (11,329)  (26,516)     (3)     (2)
                                     -------   -------      -------   -------   -----   -----
Accumulation units end of year       119,713   178,597       30,293    36,049   2,170   2,173
                                     =======   =======      =======   =======   =====   =====

                                       AMERICAN FUNDS          AMERICAN FUNDS      CREDIT SUISSE TRUST
                                        GROWTH-INCOME              GROWTH               EMERGING
                                         SUBACCOUNT              SUBACCOUNT              MARKETS
                                          (CLASS 2)               (CLASS 2)            SUBACCOUNT
                                   ---------------------   ---------------------   -------------------
                                      2007        2006        2007        2006      2007 (a)    2006
                                   ---------   ---------   ---------   ---------    --------  -------
Accumulation units
   beginning of year               3,561,643   3,529,383   3,929,067   4,230,821     20,494    37,398
Accumulation units issued and
   transferred from other funding
   options                           102,038     445,171     140,451     471,714        125     3,820
Accumulation units redeemed and
   transferred to other funding
   options                          (704,964)   (412,911)   (936,585)   (773,468)   (20,619)  (20,724)
                                   ---------   ---------   ---------   ---------    -------   -------
Accumulation units end of year     2,958,717   3,561,643   3,132,933   3,929,067         --    20,494
                                   =========   =========   =========   =========    =======   =======

                                       DREYFUS VIF         DREYFUS VIF            DWS VIT
                                      APPRECIATION     DEVELOPING LEADERS    EQUITY 500 INDEX
                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                    (INITIAL SHARES)    (INITIAL SHARES)         (CLASS 2)
                                   -----------------   ------------------   -----------------
                                     2007     2006       2007       2006      2007      2006
                                   -------   -------   --------   -------   -------   -------
Accumulation units
   beginning of year               142,338    86,348    218,562   259,189    91,477   100,923
Accumulation units issued and
   transferred from other funding
   options                             909    64,222      9,556    27,788       698    14,388
Accumulation units redeemed and
   transferred to other funding
   options                          (8,165)   (8,232)  (150,295)  (68,415)  (11,802)  (23,834)
                                   -------   -------   --------   -------   -------   -------
Accumulation units end of year     135,082   142,338     77,823   218,562    80,373    91,477
                                   =======   =======   ========   =======   =======   =======

                                          DWSI               DWSI                DWSI
                                     CAPITAL GROWTH     GROWTH & INCOME       HEALTH CARE
                                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                        (CLASS B)          (CLASS B)           (CLASS B)
                                   -----------------   -----------------   -----------------
                                     2007      2006      2007      2006      2007      2006
                                   -------   -------   -------   -------   -------   -------
Accumulation units
   beginning of year               222,163   144,758    92,047   109,401   316,556   277,462
Accumulation units issued and
   transferred from other funding
   options                           3,882   100,305     3,137     1,740        80    78,984
Accumulation units redeemed and
   transferred to other funding
   options                         (60,714)  (22,900)  (41,057)  (19,094)  (56,645)  (39,890)
                                   -------   -------   -------   -------   -------   -------
Accumulation units end of year     165,331   222,163    54,127    92,047   259,991   316,556
                                   =======   =======   =======   =======   =======   =======

                                        DWSII           DWSI             DWSII
                                      BALANCED      INTERNATIONAL  STRATEGIC INCOME
                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                      (CLASS B)       (CLASS B)        (CLASS B)
                                   --------------  --------------  ----------------
                                    2007    2006    2007    2006    2007      2006
                                   ------  ------  ------  ------  -------  -------
Accumulation units
   beginning of year               17,107  25,348  84,300  84,079  181,781  211,609
Accumulation units issued and
   transferred from other funding
   options                            490     491   2,946   5,013    4,679   22,613
Accumulation units redeemed and
   transferred to other funding
   options                           (530) (8,732) (7,839) (4,792) (11,380) (52,441)
                                   ------  ------  ------  ------  -------  -------
Accumulation units end of year     17,067  17,107  79,407  84,300  175,080  181,781
                                   ======  ======  ======  ======  =======  =======

                                      DWSII DAVIS       DWSII DREMAN         DWSII DREMAN
                                     VENTURE VALUE   HIGH RETURN EQUITY  SMALL MID CAP VALUE
                                       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)          (CLASS B)           (CLASS B)
                                   ----------------  ------------------  -------------------
                                     2007     2006     2007      2006      2007      2006
                                   -------  -------   -------  --------   -------   -------
Accumulation units
   beginning of year               222,169  268,795   529,418   727,413   109,277   172,202
Accumulation units issued and
   transferred from other funding
   options                           7,323   22,705     7,396   135,014     4,709     4,896
Accumulation units redeemed and
   transferred to other funding
   options                         (73,025) (69,331)  (97,378) (333,009)  (36,743)  (67,821)
                                   -------  -------   -------  --------   -------   -------
Accumulation units end of year     156,467  222,169   439,436   529,418    77,243   109,277
                                   =======  =======   =======  ========   =======   =======

                                                            DWSII             DWSII
                                         DWSII          INTERNATIONAL         JANUS
                                      HIGH INCOME       SELECT EQUITY    GROWTH & INCOME
                                       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                       (CLASS B)          (CLASS B)         (CLASS B)
                                   -----------------  -----------------  ---------------
                                     2007     2006      2007     2006     2007     2006
                                   -------  --------  -------  --------  ------  -------
Accumulation units
   beginning of year               176,199   411,315  200,336   331,382  78,781  105,409
Accumulation units issued and
   transferred from other funding
   options                           7,720    19,282      309     4,502   1,343    1,565
Accumulation units redeemed and
   transferred to other funding
   options                         (42,608) (254,398) (23,944) (135,548) (2,270) (28,193)
                                   -------  --------  -------  --------  ------  -------
Accumulation units end of year     141,311   176,199  176,701   200,336  77,854   78,781
                                   =======  ========  =======  ========  ======  =======

                                         DWSII                DWSII                 DWSII
                                       BLUE CHIP     CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)            (CLASS B)             (CLASS B)
                                   ----------------  -----------------------  -----------------
                                     2007     2006       2007     2006           2007     2006
                                   -------  -------    --------  ------        -------  --------
Accumulation units
   beginning of year                84,526  126,759     424,625  156,820       521,013   841,320
Accumulation units issued and
   transferred from other funding
   options                           1,572      385         568  305,904        28,190    27,806
Accumulation units redeemed and
   transferred to other funding
   options                         (15,618) (42,618)   (156,928) (38,099)      (88,554) (348,113)
                                   -------  -------    --------  -------       -------  --------
Accumulation units end of year      70,480   84,526     268,265  424,625       460,649   521,013
                                   =======  =======    ========  =======       =======  ========

                                        DWSII       DWSII GOVERNMENT &        DWSII
                                   GLOBAL THEMATIC   AGENCY SECURITIES  GROWTH ALLOCATION
                                      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      (CLASS B)          (CLASS B)          (CLASS B)
                                   ---------------  ------------------  -----------------
                                    2007     2006     2007      2006      2007     2006
                                   ------   ------   -------   ------   -------  -------
Accumulation units
   beginning of year               25,314   31,823    86,243   91,435   118,236  139,912
Accumulation units issued and
   transferred from other funding
   options                          2,096       --     1,847    4,106     3,875       --
Accumulation units redeemed and
   transferred to other funding
   options                         (2,301)  (6,509)  (25,061)  (9,298)      (24) (21,676)
                                   ------   ------   -------   ------   -------  -------
Accumulation units end of year     25,109   25,314    63,029   86,243   122,087  118,236
                                   ======   ======   =======   ======   =======  =======

                                                                            DWSII
                                         DWSII            DWSII           MODERATE
                                    LARGE CAP VALUE  MID CAP GROWTH      ALLOCATION
                                       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                       (CLASS B)        (CLASS B)         (CLASS B)
                                   ----------------  --------------  -----------------
                                     2007     2006     2007   2006    2007      2006
                                   -------  -------    ----   ----   -------  --------
Accumulation units
   beginning of year                72,615  149,709     592   593    520,745   735,105
Accumulation units issued and
   transferred from other funding
   options                             442    1,400      --    --         --        --
Accumulation units redeemed and
   transferred to other funding
   options                         (14,611) (78,494)     (1)   (1)    (3,545) (214,360)
                                   -------  -------     ---   ---    -------  --------
Accumulation units end of year      58,446   72,615     591   592    517,200   520,745
                                   =======  =======     ===   ===    =======  ========

                                   DWSII MONEY MARKET  DWSII SMALL CAP GROWTH  DWSII TECHNOLOGY
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)             (CLASS B)            (CLASS B)
                                   ------------------  ----------------------  ----------------
                                     2007     2006          2007     2006        2007    2006
                                    ------  -------       -------  -------     -------  ------
Accumulation units
   beginning of year                99,290  108,695        90,308  106,329      54,049  57,776
Accumulation units issued and
   transferred from other funding
   options                             550    1,596         1,342    2,769          25     219
Accumulation units redeemed and
   transferred to other funding
   options                          (7,845) (11,001)      (56,869) (18,790)    (53,440) (3,946)
                                    ------  -------       -------  -------     -------  ------
Accumulation units end of year      91,995   99,290        34,781   90,308         634  54,049
                                    ======  =======       =======  =======     =======  ======

                                      FIDELITY VIP
                                    DYNAMIC CAPITAL                          FTVIPT FRANKLIN
                                      APPRECIATION    FIDELITY VIP MID CAP  INCOME SECURITIES
                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                   (SERVICE CLASS 2)   (SERVICE CLASS 2)        (CLASS 2)
                                   -----------------  --------------------  -----------------
                                      2007     2006      2007      2006        2007     2006
                                    -------  -------   --------  --------    -------  -------
Accumulation units
   beginning of year                 20,467   66,115    953,053   926,641    979,910  395,195
Accumulation units issued and
   transferred from other funding
   options                               --      397     89,881   145,325     57,404  663,238
Accumulation units redeemed and
   transferred to other funding
   options                          (17,454) (46,045)  (334,959) (118,913)   (51,621) (78,523)
                                    -------  -------   --------  --------    -------  -------
Accumulation units end of year        3,013   20,467    707,975   953,053    985,693  979,910
                                    =======  =======   ========  ========    =======  =======

                                        JANUS ASPEN         JANUS ASPEN       JANUS ASPEN
                                   GLOBAL LIFE SCIENCES  GLOBAL TECHNOLOGY   MID CAP GROWTH
                                        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                     (SERVICE SHARES)     (SERVICE SHARES)  (SERVICE SHARES)
                                   --------------------  -----------------  ----------------
                                        2007    2006       2007     2006      2007    2006
                                       -----  -------     ------  -------    ------  ------
Accumulation units
   beginning of year                   2,270   77,345     12,808   53,570    14,726  21,873
Accumulation units issued and
   transferred from other funding
   options                                37      175     20,249       --        --      --
Accumulation units redeemed and
   transferred to other funding
   options                              (370) (75,250)      (175) (40,762)       --  (7,147)
                                       -----  -------     ------  -------    ------  ------
Accumulation units end of year         1,937    2,270     32,882   12,808    14,726  14,726
                                       =====  =======     ======  =======    ======  ======

                                          DWSII
                                   TURNER MID CAP GROWTH  FIDELITY VIP CONTRAFUND  FIDELITY VIP CONTRAFUND
                                         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                         (CLASS B)           (SERVICE CLASS 2)         (SERVICE CLASS)
                                   ---------------------  -----------------------  -----------------------
                                        2007    2006          2007      2006            2007     2006
                                       ------  ------      ---------  ---------       -------  -------
Accumulation units
   beginning of year                   23,437  27,219      1,062,242  1,080,640       323,159  353,832
Accumulation units issued and
   transferred from other funding
   options                                 --     526         38,416    129,154        85,252   54,360
Accumulation units redeemed and
   transferred to other funding
   options                               (461) (4,308)      (491,077)  (147,552)      (31,771) (85,033)
                                       ------  ------      ---------  ---------       -------  -------
Accumulation units end of year         22,976  23,437        609,581  1,062,242       376,640  323,159
                                       ======  ======      =========  =========       =======  =======

                                    FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                     SMALL-MID CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON
                                   GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES
                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                       (CLASS 2)           (CLASS 2)           (CLASS 2)
                                   -----------------  ------------------  -------------------
                                      2007     2006     2007      2006       2007      2006
                                    -------  -------  --------  --------   --------  --------
Accumulation units
   beginning of year                155,234  164,848   921,438   952,898    837,548   935,820
Accumulation units issued and
   transferred from other funding
   options                            6,866    1,563    64,072   278,412     33,943   109,761
Accumulation units redeemed and
   transferred to other funding
   options                          (12,031) (11,177) (349,922) (309,872)  (132,626) (208,033)
                                    -------  -------  --------  --------   --------  --------
Accumulation units end of year      150,069  155,234   635,588   921,438    738,865   837,548
                                    =======  =======  ========  ========   ========  ========

                                     JANUS ASPEN            LMPVET
                                   WORLDWIDE GROWTH   AGGRESSIVE GROWTH  LMPVET APPRECIATION
                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   (SERVICE SHARES)       (CLASS I)           (CLASS I)
                                   ----------------  ------------------  -------------------
                                      2007   2006      2007      2006     2007 (b)    2006
                                     -----  -----    --------  --------   --------  -------
Accumulation units
   beginning of year                 1,708  1,739     410,926   534,131    664,852  443,473
Accumulation units issued and
   transferred from other funding
   options                              --     --     146,048    19,388     40,393  259,679
Accumulation units redeemed and
   transferred to other funding
   options                             (32)   (31)   (106,799) (142,593)   (90,319) (38,300)
                                     -----  -----    --------  --------    -------  -------
Accumulation units end of year       1,676  1,708     450,175   410,926    614,926  664,852
                                     =====  =====    ========  ========    =======  =======

                                   LMPVET APPRECIATION
                                       SUBACCOUNT           LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY
                                       (CLASS II)             SUBACCOUNT               SUBACCOUNT
                                   -------------------  ---------------------   ------------------------
                                      2007 (c)  2006       2007        2006          2007     2006
                                      --------  ----    ---------   ---------       ------   ------
Accumulation units
   beginning of year                       --     --    1,602,808   1,973,816       69,354   73,363
Accumulation units issued and
   transferred from other funding
   options                             33,694     --        2,668       6,506          343      257
Accumulation units redeemed and
   transferred to other funding
   options                                 --     --     (226,199)   (377,514)      (4,553)  (4,266)
                                       ------    ---    ---------   ---------       ------   ------
Accumulation units end of year         33,694     --    1,379,277   1,602,808       65,144   69,354
                                       ======    ===    =========   =========       ======   ======

                                                             LMPVET
                                    LMPVET INVESTORS    LARGE CAP GROWTH   LMPVET MID CAP CORE
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                       (CLASS I)            (CLASS I)           (CLASS I)
                                   -----------------   -----------------   -------------------
                                     2007      2006      2007      2006       2007      2006
                                   -------   -------   -------   -------     ------   -------
Accumulation units
   beginning of year               157,553   161,963   213,005   218,416     73,469   114,810
Accumulation units issued and
   transferred from other funding
   options                           1,210     3,333    72,630       538         --     2,727
Accumulation units redeemed and
   transferred to other funding
   options                         (38,742)   (7,743)  (41,722)   (5,949)    (4,704)  (44,068)
                                   -------   -------   -------   -------     ------   -------
Accumulation units end of year     120,021   157,553   243,913   213,005     68,765    73,469
                                   =======   =======   =======   =======     ======   =======

                                                             LMPVPII
                                     LMPVPI ALL CAP     GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                                       SUBACCOUNT          SUBACCOUNT           OPPORTUNITIES
                                        (CLASS I)           (CLASS I)            SUBACCOUNT
                                   ------------------   -----------------  -----------------------
                                   2007 (a)     2006    2007 (a)   2006       2007 (a)   2006
                                   --------   -------   --------  ------      --------  ------
Accumulation units
   beginning of year                267,507   273,980    30,939   31,031       10,932   12,861
Accumulation units issued and
   transferred from other funding
   options                            1,345    16,203        --       --           --       --
Accumulation units redeemed and
   transferred to other funding
   options                         (268,852)  (22,676)  (30,939)     (92)     (10,932)  (1,929)
                                   --------   -------   -------   ------      -------   ------
Accumulation units end of year           --   267,507        --   30,939           --   10,932
                                   ========   =======   =======   ======      =======   ======

                                                                 LMPVET
                                    LMPVET EQUITY INDEX    FUNDAMENTAL VALUE
                                        SUBACCOUNT            SUBACCOUNT         LMPVET GLOBAL EQUITY
                                        (CLASS II)             (CLASS I)              SUBACCOUNT
                                   ---------------------   ------------------   ---------------------
                                      2007        2006       2007       2006       2007        2006
                                   ---------   ---------   --------   -------   ---------   ---------
Accumulation units
   beginning of year               1,029,311   1,354,206    346,785   413,525   1,213,573   1,221,396
Accumulation units issued and
   transferred from other funding
   options                            11,914      48,612    239,648        62       2,298       2,655
Accumulation units redeemed and
   transferred to other funding
   options                          (240,014)   (373,507)  (140,772)  (66,802)    (27,380)    (10,478)
                                   ---------   ---------   --------   -------   ---------   ---------
Accumulation units end of year       801,211   1,029,311    445,661   346,785   1,188,491   1,213,573
                                   =========   =========   ========   =======   =========   =========

                                          LMPVPIV              LMPVET
                                    MULTIPLE DISCIPLINE   SMALL CAP GROWTH            LMPVET
                                     SUBACCOUNT-LARGE        SUBACCOUNT       SOCIAL AWARENESS STOCK
                                   CAP GROWTH AND VALUE       (CLASS I)             SUBACCOUNT
                                   --------------------  ------------------   ----------------------
                                     2007 (d)   2006       2007      2006         2007     2006
                                     -------   ------    --------   -------      ------  -------
Accumulation units
   beginning of year                  41,961   42,031     293,755   268,908      30,233   63,863
Accumulation units issued and
   transferred from other funding
   options                                73      288       9,248    37,975          --    3,357
Accumulation units redeemed and
   transferred to other funding
   options                           (42,034)    (358)   (125,471)  (13,128)         --  (36,987)
                                     -------   ------    --------   -------      ------  -------
Accumulation units end of year            --   41,961     177,532   293,755      30,233   30,233
                                     =======   ======    ========   =======      ======  =======

                                                                  LMPVPII                LMPVET
                                   LMPVPI LARGE CAP GROWTH   AGGRESSIVE GROWTH     CAPITAL AND INCOME
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         (CLASS I)              (CLASS I)             (CLASS II)
                                   -----------------------  ------------------   ----------------------
                                      2007 (a)   2006       2007 (a)     2006       2007        2006
                                      --------  ------      --------   -------    --------   ----------
Accumulation units
   beginning of year                   75,186   78,933       140,699   159,916   1,982,826    3,113,874
Accumulation units issued and
   transferred from other funding
   options                                701    2,547           631    10,806      26,183       15,864
Accumulation units redeemed and
   transferred to other funding
   options                            (75,887)  (6,294)     (141,330)  (30,023)   (448,707)  (1,146,912)
                                      -------   ------      --------   -------   ---------   ----------
Accumulation units end of year             --   75,186            --   140,699   1,560,302    1,982,826
                                      =======   ======      ========   =======   =========   ==========

                                           LMPVIT                     LMPVIT
                                   ADJUSTABLE RATE INCOME  DIVERSIFIED STRATEGIC INCOME  LMPVIT HIGH INCOME
                                         SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                                   ----------------------  ----------------------------  ------------------
                                      2007       2006             2007      2006           2007      2006
                                   ---------   ----------      --------   -------        -------   --------
Accumulation units
   beginning of year               1,452,699    2,416,053       288,856   286,750        279,493    427,118
Accumulation units issued and
   transferred from other funding
   options                            30,368      153,811         4,292     8,021         62,300      1,576
Accumulation units redeemed and
   transferred to other funding
   options                          (413,224)  (1,117,165)      (29,012)   (5,915)       (74,454)  (149,201)
                                   ---------   ----------       -------   -------        -------   --------
Accumulation units end of year     1,069,843    1,452,699       264,136   288,856        267,339    279,493
                                   =========   ==========       =======   =======        =======   ========

                                   MIST BATTERYMARCH                             MIST BLACKROCK
                                     MID-CAP STOCK    MIST BLACKROCK HIGH YIELD  LARGE-CAP CORE
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       (CLASS A)              (CLASS A)            (CLASS E)
                                   -----------------  -------------------------  --------------
                                     2007     2006          2007     2006        2007 (c)  2006
                                   -------  --------      -------  -------       --------  ----
Accumulation units
   beginning of year               156,159        --      167,063       --             --   --
Accumulation units issued and
   transferred from other funding
   options                           2,677   166,117      221,545  211,466        735,078   --
Accumulation units redeemed and
   transferred to other funding
   options                         (18,872)   (9,958)     (91,969) (44,403)       (59,893)  --
                                   -------   -------      -------  -------        -------  ---
Accumulation units end of year     139,964   156,159      296,639  167,063        675,185   --
                                   =======   =======      =======  =======        =======  ===

                                                                            MIST LEGG MASON PARTNERS
                                    MIST JANUS FORTY   MIST LAZARD MID-CAP       MANAGED ASSETS
                                       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                        (CLASS A)           (CLASS B)              (CLASS A)
                                   --------  --------  -------------------  ------------------------
                                     2007      2006       2007 (c)  2006         2007     2006
                                   --------  --------     --------  ----        -------  ------
Accumulation units
   beginning of year                545,249        --           --   --         182,035       --
Accumulation units issued and
   transferred from other funding
   options                           50,146   645,622       55,142   --          37,616  210,362
Accumulation units redeemed and
   transferred to other funding
   options                         (135,577) (100,373)     (21,383)  --         (95,898) (28,327)
                                   --------  --------      -------  ---         -------  -------
Accumulation units end of year      459,818   545,249       33,759   --         123,753  182,035
                                   ========  ========      =======  ===         =======  =======

                                                             LORD ABBETT
                                                          GROWTH AND INCOME    LORD ABBETT MID-CAP VALUE
                                   LMPVIT MONEY MARKET        SUBACCOUNT               SUBACCOUNT
                                       SUBACCOUNT             (CLASS VC)               (CLASS VC)
                                   -------------------  ---------------------  -------------------------
                                      2007      2006     2007 (a)      2006      2007 (a)      2006
                                   ---------  --------  ----------  ---------    --------   ---------
Accumulation units
   beginning of year                593,571    489,956   1,375,637  1,427,675     853,099   1,060,709
Accumulation units issued and
   transferred from other funding
   options                          141,685    855,854      53,667     83,954      35,435      78,807
Accumulation units redeemed and
   transferred to other funding
   options                         (494,503)  (752,239) (1,429,304)  (135,992)   (888,534)   (286,417)
                                   --------   --------  ----------  ---------    --------   ---------
Accumulation units end of year      240,753    593,571          --  1,375,637          --     853,099
                                   ========   ========  ==========  =========    ========   =========

                                     MIST BLACKROCK      MIST DREMAN    MIST HARRIS OAKMARK
                                     LARGE-CAP CORE    SMALL-CAP VALUE     INTERNATIONAL
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                        (CLASS A)         (CLASS A)          (CLASS A)
                                   -----------------  ----------------  -------------------
                                   2007 (a)    2006     2007     2006     2007      2006
                                   --------  -------  -------  -------  --------  ---------
Accumulation units
   beginning of year                702,065       --   72,277       --   602,067        --
Accumulation units issued and
   transferred from other funding
   options                           19,483  708,201   78,845   97,867   186,576   707,177
Accumulation units redeemed and
   transferred to other funding
   options                         (721,548)  (6,136) (53,449) (25,590) (269,712) (105,110)
                                   --------  -------  -------  -------  --------  --------
Accumulation units end of year           --  702,065   97,673   72,277   518,931   602,067
                                   ========  =======  =======  =======  ========  ========

                                     MIST LORD ABBETT      MIST LORD ABBETT   MIST LORD ABBETT
                                      BOND DEBENTURE      GROWTH AND INCOME    MID-CAP VALUE
                                        SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                         (CLASS A)            (CLASS B)          (CLASS B)
                                   -------------------  --------------------  ----------------
                                     2007       2006      2007        2006     2007 (c)  2006
                                   --------  ---------  ---------  ---------  ---------  ----
Accumulation units
   beginning of year                891,397         --  1,972,610         --         --   --
Accumulation units issued and
   transferred from other funding
   options                           19,259  1,173,449  2,060,353  2,122,614  1,296,259   --
Accumulation units redeemed and
   transferred to other funding
   options                         (254,218)  (282,052)  (660,103)  (150,004)  (176,572)  --
                                   --------  ---------  ---------  ---------  ---------  ---
Accumulation units end of year      656,438    891,397  3,372,860  1,972,610  1,119,687   --
                                   ========  =========  =========  =========  =========  ===

                                       MIST MET/AIM        MIST MET/AIM            MIST MFS
                                   CAPITAL APPRECIATION  SMALL CAP GROWTH  EMERGING MARKETS EQUITY
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                        (CLASS A)           (CLASS A)             (CLASS A)
                                   --------------------  ----------------  -----------------------
                                       2007     2006       2007     2006        2007 (c)  2006
                                     -------  -------     ------  -------       --------  ----
Accumulation units
   beginning of year                 145,729       --     34,014       --            --     --
Accumulation units issued and
  transferred from other funding
  options                                175  146,162      7,257   57,460        20,233     --
Accumulation units redeemed and
   transferred to other funding
   options                           (20,471)    (433)    (5,595) (23,446)       (5,251)    --
                                     -------  -------     ------  -------        ------    ---
Accumulation units end of year       125,433  145,729     35,676   34,014        14,982     --
                                     =======  =======     ======  =======        ======    ===

                                          MIST PIMCO                               MIST PIONEER
                                   INFLATION PROTECTED BOND  MIST PIONEER FUND    MID-CAP VALUE
                                          SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                          (CLASS A)              (CLASS A)          (CLASS A)
                                   ------------------------  -----------------  ----------------
                                         2007 (c)  2006         2007     2006   2007 (a)   2006
                                        ---------  ----       -------  -------  -------   ------
Accumulation units
   beginning of year                           --    --       293,819       --   25,056       --
Accumulation units issued and
   transferred from other funding
   options                              1,142,032    --         5,300  371,155        9   27,579
Accumulation units redeemed and
   transferred to other funding
   options                                (91,791)   --       (70,762) (77,336) (25,065)  (2,523)
                                        ---------   ---       -------  -------  -------   ------
Accumulation units end of year          1,050,241    --       228,357  293,819       --   25,056
                                        =========   ===       =======  =======  =======   ======

                                   MSF BLACKROCK BOND  MSF BLACKROCK BOND       MSF BLACKROCK
                                         INCOME              INCOME              MONEY MARKET
                                       SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                       (CLASS A)           (CLASS E)              (CLASS A)
                                   ------------------  ------------------  ----------------------
                                      2007     2006       2007     2006       2007        2006
                                    -------  -------    -------  -------   ----------  ----------
Accumulation units
   beginning of year                265,013       --    298,104       --      658,092          --
Accumulation units issued and
   transferred from other funding
   options                           35,986  303,322     27,918  332,344    1,828,379   1,981,711
Accumulation units redeemed and
   transferred to other funding
   options                          (84,966) (38,309)   (14,613) (34,240)  (1,521,788) (1,323,619)
                                    -------  -------    -------  -------   ----------  ----------
Accumulation units end of year      216,033  265,013    311,409  298,104      964,683     658,092
                                    =======  =======    =======  =======   ==========  ==========

                                   MIST MFS RESEARCH                     MIST NEUBERGER BERMAN
                                     INTERNATIONAL      MIST MFS VALUE        REAL ESTATE
                                       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)          (CLASS A)            (CLASS A)
                                   -----------------  -----------------  ---------------------
                                     2007 (c)  2006     2007     2006       2007      2006
                                     -------   ----   -------  --------   --------  ---------
Accumulation units
   beginning of year                      --     --   238,984        --    889,287         --
Accumulation units issued and
   transferred from other funding
   options                            57,576     --   117,307   596,059    119,740  1,003,375
Accumulation units redeemed and
   transferred to other funding
   options                            (9,698)    --   (91,973) (357,075)  (498,646)  (114,088)
                                      ------    ---   -------  --------   --------  ---------
Accumulation units end of year        47,878     --   264,318   238,984    510,381    889,287
                                      ======    ===   =======  ========   ========  =========

                                       MIST PIONEER       MIST THIRD AVENUE     MSF BLACKROCK
                                    STRATEGIC INCOME       SMALL CAP VALUE    AGGRESSIVE GROWTH
                                        SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                        (CLASS A)             (CLASS B)            (CLASS D)
                                   -------------------  --------------------  -----------------
                                     2007       2006       2007       2006      2007      2006
                                   --------  ---------  ---------  ---------   -------  -------
Accumulation units
   beginning of year                960,350         --  1,340,175         --    93,911       --
Accumulation units issued and
   transferred from other funding
   options                          182,874  1,126,509    751,516  1,437,817    33,879  106,473
Accumulation units redeemed and
   transferred to other funding
   options                         (252,185)  (166,159)  (597,656)   (97,642)  (20,817) (12,562)
                                   --------  ---------  ---------  ---------   -------  -------
Accumulation units end of year      891,039    960,350  1,494,035  1,340,175   106,973   93,911
                                   ========  =========  =========  =========   =======  =======

                                   MSF CAPITAL GUARDIAN
                                       U.S. EQUITY       MSF FI LARGE CAP  MSF FI VALUE LEADERS
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                        (CLASS A)           (CLASS A)           (CLASS D)
                                   --------------------  ----------------  --------------------
                                       2007     2006       2007     2006       2007      2006
                                     -------  -------    -------  -------    --------  -------
Accumulation units
   beginning of year                 104,352       --    181,570       --     715,641       --
Accumulation units issued and
   transferred from other funding
   options                                --  105,096        542  182,167      11,699  747,026
Accumulation units redeemed and
   transferred to other funding
   options                           (44,335)    (744)   (21,953)    (597)   (211,186) (31,385)
                                     -------  -------    -------  -------    --------  -------
Accumulation units end of year        60,017  104,352    160,159  181,570     516,154  715,641
                                     =======  =======    =======  =======    ========  =======

                                                                                         MSF METLIFE
                                        MSF METLIFE             MSF METLIFE        CONSERVATIVE TO MODERATE
                                   AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION         ALLOCATION
                                        SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                         (CLASS B)               (CLASS B)                 (CLASS B)
                                   ---------------------  -----------------------  ------------------------
                                       2007     2006            2007    2006            2007      2006
                                      ------  -------          ------  ------          -------  -------
Accumulation units
   beginning of year                  20,021       --          40,448      --          230,498       --
Accumulation units issued and
   transferred from other funding
   options                                83   42,028              --  42,721          108,651  235,606
Accumulation units redeemed and
   transferred to other funding
   options                              (481) (22,007)         (4,302) (2,273)         (28,699)  (5,108)
                                      ------  -------          ------  ------          -------  -------
Accumulation units end of year        19,623   20,021          36,146  40,448          310,450  230,498
                                      ======  =======          ======  ======          =======  =======

                                                            MSF OPPENHEIMER    MSF T. ROWE PRICE
                                   MSF MFS TOTAL RETURN      GLOBAL EQUITY      LARGE CAP GROWTH
                                        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                        (CLASS F)              (CLASS B)           (CLASS B)
                                   --------------------  --------------------  -----------------
                                     2007       2006        2007       2006      2007     2006
                                   ---------  ---------  ---------  ---------   -------  ------
Accumulation units
   beginning of year               1,861,459         --  3,169,341         --    83,065      --
Accumulation units issued and
   transferred from other funding
   options                            70,111  2,229,984    257,443  3,633,345     5,861  83,205
Accumulation units redeemed and
   transferred to other funding
   options                          (332,789)  (368,525)  (929,111)  (464,004)  (12,161)   (140)
                                   ---------  ---------  ---------  ---------   -------  ------
Accumulation units end of year     1,598,781  1,861,459  2,497,673  3,169,341    76,765  83,065
                                   =========  =========  =========  =========   =======  ======

                                                                PUTNAM VT
                                    PIMCO VIT REAL RETURN  INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                   (ADMINISTRATIVE CLASS)       (CLASS IB)               (CLASS IB)
                                   ----------------------  --------------------  -------------------------
                                     2007 (a)     2006       2007 (a)   2006         2007 (a)    2006
                                   ----------  ----------   --------   ------        --------  -------
Accumulation units
   beginning of year                1,140,861  1,558,070      34,435   36,182         331,103  333,471
Accumulation units issued and
   transferred from other funding
   options                             11,711     76,416          --       --           1,134   83,458
Accumulation units redeemed and
   transferred to other funding
   options                         (1,152,572)  (493,625)    (34,435)  (1,747)       (332,237) (85,826)
                                   ----------  ---------     -------   ------        --------  -------
Accumulation units end of year             --  1,140,861          --   34,435              --  331,103
                                   ==========  =========     =======   ======        ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                                                             MSF METLIFE
                                       MSF METLIFE      MODERATE TO AGGRESSIVE
                                   MODERATE ALLOCATION        ALLOCATION        MSF MFS TOTAL RETURN
                                       SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        (CLASS B)              (CLASS B)              (CLASS B)
                                   -------------------  ----------------------  --------------------
                                     2007      2006         2007      2006         2007     2006
                                   --------  ---------    --------  --------      -------  -------
Accumulation units
   beginning of year                913,014         --     743,790        --      113,632       --
Accumulation units issued and
   transferred from other funding
   options                           15,984  1,236,202       1,955   956,192        4,474  143,169
Accumulation units redeemed and
   transferred to other funding
   options                         (318,844)  (323,188)   (328,078) (212,402)     (51,755) (29,537)
                                   --------  ---------    --------  --------      -------  -------
Accumulation units end of year      610,154    913,014     417,667   743,790       66,351  113,632
                                   ========  =========    ========  ========      =======  =======

                                              MSF                       MSF
                                   WESTERN ASSET MANAGEMENT  WESTERN ASSET MANAGEMENT
                                        HIGH YIELD BOND           U.S. GOVERNMENT      PIMCO VIT TOTAL RETURN
                                          SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                          (CLASS A)                 (CLASS A)          (ADMINISTRATIVE CLASS)
                                   ------------------------  ------------------------  ----------------------
                                      2007 (a)     2006           2007      2006         2007        2006
                                     ---------  -------         --------  --------     --------   ----------
Accumulation units
   beginning of year                   292,323       --          332,103        --     3,304,868   3,150,978
Accumulation units issued and
   transferred from other funding
   options                               4,215  321,469          304,168   611,361       397,233   1,166,200
Accumulation units redeemed and
   transferred to other funding
   options                            (296,538) (29,146)        (377,180) (279,258)     (690,332) (1,012,310)
                                      --------  -------         --------  --------     ---------  ----------
Accumulation units end of year              --  292,323          259,091   332,103     3,011,769   3,304,868
                                      ========  =======         ========  ========     =========  ==========

                                                             VAN KAMPEN LIT
                                   VAN KAMPEN LIT COMSTOCK  STRATEGIC GROWTH
                                          SUBACCOUNT           SUBACCOUNT
                                          (CLASS II)            (CLASS I)
                                   -----------------------  ----------------
                                       2007      2006         2007    2006
                                     --------  --------      ------  ------
Accumulation units
   beginning of year                  627,921   833,070      35,004  35,006
Accumulation units issued and
   transferred from other funding
   options                             25,522    29,599          --      --
Accumulation units redeemed and
   transferred to other funding
   options                           (262,204) (234,748)         (2)     (2)
                                     --------  --------      ------  ------
Accumulation units end of year        391,239   627,921      35,002  35,004
                                     ========  ========      ======  ======

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                           PORTFOLIO ARCHITECT ACCESS

                                 VINTAGE ACCESS

                            SCUDDER ADVOCATE ADVISOR

                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



                       APRIL 28, 2008, AS REVISED MAY 28,
                            MIC-BOOK-67-68-77-89 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006


     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005


     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Insurance Company Board of Directors
          authorizing the establishment of the Registrant.  (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
          Form N-4, File No. 333-82009, filed June 30, 1999.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Insurance Company and Travelers
          Distribution LLC. (.(Incorporated herein by reference to Exhibit c.1.
          to Post-Effective Amendment No. 3 to the Registration Statement on
          Form N-6, File No. 333-56952, filed February 7, 2003.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 5, 2006.)

3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to
          MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract. (Incorporated here in by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-
          100435, filed October 9, 2002.)

4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(c).     Company Name Change Endorsement The Travelers Insurance Company
          effective May 1, 2006.  (Incorporated herein by reference to Exhibit
          4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities to the Registration Statement on Form N-4, File
          No. 033-65343 filed April 5, 2006.)

4(d).     Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
          4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities to the Registration Statement on Form N-4, File
          No. 033-65343 filed April 5, 2006.)

4(e).     Roth 403(b) Endorsement.  (Incorporated herein by reference to
          Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 5, 2006.)

5(a).     Application. (Incorporated herein by reference to Exhibit 9 to Post-
          Effective Amendment No. 1 to the Registration Statement on Form N-4,
          File No. 333-100435, filed February 28, 2003.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
          November 13, 1998.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via
          EDGAR on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities Registration
          Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities Registration Statement on Form N-4, File
          No. 033-65343 filed April 5, 2006.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343 filed April 5, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Post-Effective
          Amendment No. 1 to the Registration Statement on Form N-4, File No.
          333-100435, filed February 28, 2003.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13. to the Registration Statement on Form N-4, File No. 333-100435, filed April
          7, 2008.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2008, there were 48 qualified contracts and 158 non-qualified contracts of Vintage Access; there were 140 qualified contracts and 212 non-qualified contracts of Portfolio Architect Access; there were 15 qualified contracts and 40 non-qualified contracts of Scudder Advocate Advisor; and there was 1 qualified and 3 non-qualified contracts of Scudder Advocate Advisor-ST1 offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities



MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 22nd day of May 2008.


 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of May 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact


* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-4, File Nos. 333-100435/811-21221, filed on April 7, 2008.

                                  EXHIBIT INDEX


10.   Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.